As filed with the Securities and Exchange	Registration No. 333-133944
Commission on April 16, 2019	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 36	☒
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 438	☒
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Voya Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(770) 980-5100
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie
Vice President and Senior Counsel
Voya Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2019, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A
INFORMATION REQUIRED IN A PROSPECTUS

ARCHITECT®

A DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement dated May 1, 2019

This supplement updates and amends certain information contained in your prospectus dated May 1, 2019. Please read it carefully and keep it with your prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Templeton Global Growth Portfolio.

On November 16, 2018, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the VY® Templeton Global Growth Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2018 (the “Reorganization Date”), the VY® Templeton Global Growth Portfolio (the “Merging Fund”) will reorganize with and into the Voya Global Equity Portfolio (the “Surviving Fund”).

If shareholders of the Merging Fund approve the Reorganization, from the close of business on August 9, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Merging Fund’s assets in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available Fixed Account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. Your investment in the subaccount that invests in Class S of Merging Fund will automatically be reallocated to and become an investment in the subaccount that invests in Class S of the Surviving Fund with an equal total net asset value.  The subaccount that invests in Class S of the Surviving Fund is otherwise closed to new investors and to new investments through your Contact.  You will not incur any tax liability because of this automatic reallocation, and your Contract Value immediately before the reallocation will equal your Contract Value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your Contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in Class T of the Surviving Fund.  Please note that gross fund expenses of  Class T of the Surviving Fund are greater than the gross fund expenses of either Class S of the Surviving Fund, which is closed to new investors and new allocations through your Contract, or Class S of the Merging Fund in which you may have been invested.

Page 1 of 2	May 2019

Review your Allocation Elections.  In light of this fund reorganization, you should consider whether an investment in the Surviving Fund is appropriate for you, given your personal investment objectives and risk characteristics.  After the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Surviving Fund to any other available subaccount or to any available Fixed Account. For 30 days after the Reorganization Date there will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271, (800) 366-0066.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.
Page 2 of 2	May 2019

Voya Insurance and Annuity Company Separate Account B of Voya Insurance and Annuity Company Deferred Combination Variable and Fixed Annuity Prospectus

Architect®

May 1, 2019

This prospectus describes Architect ® , a group and individual deferred combination variable annuity contract (the “Contract” or the “Contracts”) issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). Subject to regulatory approval, the Company intends to change its name to Venerable Insurance and Annuity Company on or about September 1, 2019. The Contract was available in connection with certain retirement plans that qualified for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that did not qualify for such treatment (“nonqualified Contracts”). We no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you, the Contract Owner, to allocate your premium payments and Premium Credits in one or more subaccounts, each which invests in a single investment portfolio (hereinafter referred to as a “fund”). You may also allocate premium payments and Premium Credits to our available Fixed Interest Allocation options with guaranteed interest periods. Your Contract Value will vary daily to reflect the investment performance of the fund(s) you select and any interest credited to your allocations in the Fixed Interest Allocation options. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The funds currently available under your Contract are listed on the next page.

This Contract has a rider offering the opportunity for a credit on your premium. The Premium Credit rider is available for an additional charge. The charges for a Contract with the Premium Credit rider may be higher than a Contract without it, and the amount of the Premium Credit may be more than offset by the additional charge for the Premium Credit rider.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by 1-800-283-3427. Your election to receive reports in paper will apply to all funds in which you choose to invest.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2019, has been filed with the SEC. It is available without charge upon request. To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (www.sec.gov). When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-133944. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Contract is subject to investment risk, including the possible loss of the principal amount invested.

We pay compensation to broker/dealers whose registered representatives sold the Contract. See “OTHER CONTRACT PROVISIONS – Selling the Contract ” for further information about the amount of compensation we pay.

The Funds

Subaccounts that invest in the following funds are currently open and available to new premiums and transfers under your Contract:

BlackRock Global Allocation V.I. Fund (Class III)	Voya Russell™ Large Cap Index Portfolio (Class S)
Voya Balanced Income Portfolio (Class S)[1]	Voya Russell™ Large Cap Value Index Portfolio (Class S)
Voya Euro STOXX 50® Index Portfolio (Class ADV)	Voya Russell™ Mid Cap Growth Index Portfolio (Class S)
Voya FTSE 100 Index® Portfolio (Class ADV)	Voya Russell™ Mid Cap Index Portfolio (Class S)
Voya Global Equity Portfolio (Class T)[1]	Voya Russell™ Small Cap Index Portfolio (Class S)
Voya Global Perspectives® Portfolio (Class ADV)[2]	Voya Small Company Portfolio (Class S)
Voya Government Liquid Assets Portfolio (Class S)	Voya Solution Moderately Aggressive Portfolio (Class S)[2]
Voya Growth and Income Portfolio (Class ADV)	Voya U.S. Bond Index Portfolio (Class S)
Voya Hang Seng Index Portfolio (Class S)	VY® Baron Growth Portfolio (Class S)
Voya High Yield Portfolio (Class S)	VY® BlackRock Inflation Protected Bond Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)	VY® Columbia Contrarian Core Portfolio (Class S)
Voya International High Dividend Low Volatility Portfolio (Class S)[1]	VY® Invesco Comstock Portfolio (Class S)
Voya International Index Portfolio (Class ADV)	VY® Invesco Equity and Income Portfolio (Class S2)
Voya Japan TOPIX Index® Portfolio (Class ADV)	VY® Invesco Growth and Income Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class ADV)	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya Large Cap Value Portfolio (Class S)	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY® Morgan Stanley Global Franchise Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)[2]	VY® Oppenheimer Global Portfolio (Class S)
Voya Retirement Growth Portfolio (Class ADV)[2]	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya Retirement Moderate Growth Portfolio (Class ADV)[2]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Voya Retirement Moderate Portfolio (Class ADV)[2]	VY® T. Rowe Price Growth Equity Portfolio (Class S)
Voya Russell™ Large Cap Growth Index Portfolio (Class S)	VY® T. Rowe Price International Stock Portfolio (Class S)
VY® Templeton Global Growth Portfolio (Class S)

More information can be found in the appendices. See APPENDIX A for all subaccounts and valuation information. APPENDIX B highlights each fund’s investment objective and adviser (and any subadviser). If you received a summary prospectus for any of the underlying funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

[1]	This fund employs a managed volatility strategy. See the “Funds with Managed Volatility Strategies” section for more information about managed volatility funds.
[2]	This fund is structured as a “fund of funds.” Funds offered in a “fund of funds” structure may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. See “THE FUNDS” section for more information.

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3

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	8
Annuitant	18
Annual Ratchet	33
Annual Ratchet Enhanced Death Benefit	55
Annuity Start Date	18
Cash Surrender Value	24
Claim Date	53
Contract Date	17
Contract Owner	18
Contract Value	24
Contract Year	17
Covered Fund	11
Excluded Fund	11
Fixed Account	25
Fixed Interest Allocation	25
Free Withdrawal Amount	13
Market Value Adjustment	C-2
Max 7 Enhanced Death Benefit	56
Net Investment Factor	8
Net Rate of Return	8
Premium Credit	21
Restricted Funds	11
Rider Date	22
7% Solution Death Benefit Element	56
Special Fund	11
Standard Death Benefit	54

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. For more information about the fees and expenses, please see the “CHARGES AND FEES” section later in the prospectus.

The first table describes the charges that you will pay at the time that you buy the Contract, surrender the Contract or transfer Contract Value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses3

Surrender Charge4

Complete Years Elapsed Since Premium Payment	0	1	2	3	4	5	6	7+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0
Transfer Charge	$25 per transfer, currently zero

Premium Tax[5]	0% to 3.5%

Overnight Charge[6]	$20

The next table describes the charges that you could pay periodically during the time that you own the Contract, not including fund fees and expenses.

Periodic Fees and Charges
Contract without any of the optional riders that may be available.

Annual Contract Administrative Charge[7]	$40
(We waive this charge if the total of your premium payments is $100,000 or more, or if your Contract Value at the end of a Contract Year is $100,000 or more.)

Separate Account Annual Charges

	Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Mortality & Expense Risk Charge[8]	1.00%	1.30%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[9]	1.15%	1.45%	1.70%
[3]	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your Contract Value and/or your transfer or surrender amount.
[4]	An optional Surrender Charge Schedule may be available by rider for an additional charge. This optional schedule has identical charges, but the charges are deducted only through your fourth Contract Year.
[5]	Any premium tax is deducted from the Contract Value.
[6]	You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.
[7]	We deduct this charge on each Contract anniversary and on surrender.
[8]	Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit for the same charge. Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit –0.85%; Quarterly Ratchet Enhanced Death Benefit –1.10%; and Max 7 Enhanced Death Benefit–1.40%. From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet Enhanced Death Benefit was 1.25%.
[9]	These charges are as a percentage of average Contract Value in each subaccount. These annual charges are deducted daily.

5

The following tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charges noted above. You may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; LifePay Plus Minimum Guaranteed Withdrawal Benefit; and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “LIVING BENEFIT RIDERS.” For more information about the charges for the optional riders, please see “CHARGES AND FEES – Optional Rider Charges.”

Optional Rider Charges10

Optional Surrender Charge Schedule rider:

Current Annual Charge	Maximum Annual Charge
0.45% of Contract Value	0.90% of Contract Value

Premium Credit rider:11

Contract with Standard Surrender Charge Schedule

Current Annual Charge	Maximum Annual Charge
0.55% of Contract Value	0.57% of Contract Value

Contract with Optional Surrender Charge Schedule rider

Current Annual Charge	Maximum Annual Charge
0.45% of Contract Value	0.50% of Contract Value

Minimum Guaranteed Income Benefit rider:12

Current Annual Charge	Maximum Annual Charge
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:13

Current Annual Charge	Maximum Annual Charge
1.00% of the LifePay & LifePay Plus Base	1.50% of the LifePay & LifePay Plus Base
[10]	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).
[11]	The charge depends on the surrender charge schedule for your Contract, is a percentage of average daily assets in each subaccount and is deducted daily. With the standard surrender charge schedule, the charge lasts for your first seven contract years. With the optional surrender charge schedule, the charge lasts for your first four contract years.
[12]	The charge for this rider is deducted quarterly. For more information about how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS — Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) — Rider Charge.”
[13]	The LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after the contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES — Optional Rider Charges —LifePay Plus Minimum Guaranteed Withdrawal Benefit (LifePay Plus) Rider Charge” and “LIVING BENEFIT RIDERS —LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider —Annual Ratchet.

6

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:14

Current Annual Charge	Maximum Annual Charge
1.20% of the Joint LifePay Plus Base	1.70% of the Joint LifePay Plus Base

The next item shows the minimum and maximum total annual fund operating expenses that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for the fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)[15]	0.54%	1.51%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible. The examples also assume that your investment has a 5% return each year and assume the maximum fund fees and expenses. Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,409	$2,442	$2,961	$5,572
Example 2: If you do not surrender your Contract:*
1 year	3 years	5 years	10 years
$609	$1,842	$2,961	$5,572
*	You cannot annuitize the Contract before the fifth Contract anniversary.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “OTHER CONTRACT PROVISIONS – Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

[14]	The Joint LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The Joint LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the Joint LifePay Plus Base and Annual Ratchet, please see “CHARGES AND FEES — Optional Rider Charges —oint LifePay Plus Minimum Guaranteed Withdrawal Benefit (Joint LifePay Plus) Rider Charge” and “LIVING BENEFIT RIDERS —Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider—Annual Ratchet.”
[15]	No fund currently charges a redemption fee. For more information about redemption fees, please see “CHARGES AND FEES — Charges Deducted from the Contract Value — Redemption Fees.”

7

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance the costs associated with past distribution of the Contract. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “CHARGES AND FEES – Fund Expenses ” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use Accumulation Units to calculate the value of a Contract. Each subaccount of Separate Account B has its own Accumulation Unit value. The Accumulation Units are valued each business day that the New York Stock Exchange (“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable fund in which the Subaccount invests. Shares in the funds are valued at their net asset value.

Tables showing the Accumulation Unit value history of each subaccount of Separate Account B available for investment under the Contract and the total investment value history of each such subaccount for a Contract with the lowest and highest combination of asset-based charges are presented in APPENDIX A. The numbers show the year-end unit values of each subaccount from the time premium payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number that reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

(1)	We take the net asset value of the subaccount at the end of each business day;
(2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any;
(3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day; and
(4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per Accumulation Unit basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the SAI.

8

SEPARATE ACCOUNT B

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of a fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts and will keep the Separate Account fully funded to cover such liabilities.

The other variable annuity contracts that invest in Separate Account B are not discussed in this prospectus. Separate Account B may also invest in other funds which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “THE ANNUITY CONTRACT – Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

VOYA INSURANCE AND ANNUITY COMPANY

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”). Our direct parent company is Venerable Holdings, Inc. (“Venerable”). Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and w e no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain nonqualified Contract features (for example, contractual Annuity Start Dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

9

THE FUNDS

You will find more detailed information about the funds currently available under your Contract in “APPENDIX B – The Funds .” Please refer to the fund prospectuses for additional information and read them carefully before investing. Fund prospectuses may be obtained, free of charge, by calling Customer Service at (800) 366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. Consult with your investment professional to determine if the funds may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

Selection of Underlying Funds

The underlying funds available through the Contract described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the Contract. We have included certain of the funds at least in part because they were managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Fund of Funds

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of available funds found on page 2 of this prospectus.

Funds with Managed Volatility Strategies

As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk. Funds that employ a managed volatility strategy help us manage the risks associated with providing certain guarantees under the Contract. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of the available funds found on page 2 of this prospectus.

Possible Conflicts of Interest

If, due to differences in tax treatment or other considerations, the interests of Contract Owners of various contracts participating in the funds conflict, we, the Boards of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

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Restricted Funds

We may, with 30 days’ notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to funds and with respect to new transfers to funds. We may establish any limitations, at our discretion, as a percentage of premium or Contract Value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: (1) no more than $999,999,999; and (2) no more than 30 percent of Contract Value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the Contract Value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of Contract Value from the Restricted Funds. However, if the Contract Value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or proportionally from all investment options in which Contract Value is allocated, so that the percentage of Contract Value in the Restricted Funds following the withdrawal is less than or equal to the percentage of Contract Value in the Restricted Funds prior to the withdrawal.

We will allocate proportionally the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the Voya Government Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the Contract Value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total Contract Value in Restricted Funds, we will permit the reallocation even if the percentage of Contract Value in a Restricted Fund is greater than its limit.

Please see “WITHDRAWALS” and “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders, we assign the investment options to one of three categories of funds. The categories are:

•	Covered Funds;
•	Special Funds; and
•	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days’ notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “DEATH BENEFIT CHOICES – Death Benefit During the Accumulation Phase” and APPENDIX E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

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CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use the proceeds to finance the costs associated with past distribution of the Contract.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your Contract Value deducted directly from a single subaccount designated by the Company. Currently, we use the Voya Government Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your Contract Value:

Surrender Charge. We will deduct a surrender charge if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during either a four- or seven-year period from the date we receive and accept a premium payment. The Contract has a standard surrender charge schedule, which lasts seven years, and an optional four-year surrender charge schedule, available by rider for an additional charge (see below for more information about this additional charge) . With the optional surrender charge schedule, you may only add the rider to your Contract at the time of issue.

We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the Contract Value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charge. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Standard Surrender Charge Schedule:

Complete Years Elapsed Since Premium Payment	0	1	2	3	4	5	6	7+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0

Optional Surrender Charge Schedule:

Complete Years Elapsed Since Premium Payment	0	1	2	3	4+
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	0

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness. We will waive the surrender charge in most states in the following events: (1) you begin receiving qualified extended medical care on or after the first Contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or (2) you are first diagnosed by a qualified medical professional, on or after the first Contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

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Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any Contract Year exceeds the Free Withdrawal Amount. If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal. Premium taxes may also apply. We will deduct such charges from the Contract Value in proportion to the Contract Value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire Contract Value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See APPENDIX C for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (1) we treat premiums as being withdrawn on a first-in, first-out basis; and (2) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in APPENDIX D. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your Contract Value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or LifePay Plus Base), if exercised, on the Annuity Start Date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states, we may defer collection of the premium taxes from your Contract Value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the Annuity Start Date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the Cash Surrender Value payable to you. The charge is $40 per Contract. We waive this charge if your Contract Value is $100,000 or more at the end of a Contract Year or the total of your premium payments is $100,000 or more or under other conditions established by VIAC. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no Contract Value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a Contract Year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a Contract Year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Contract Value. For a more complete description of the funds’ fees and expenses, review each funds’ prospectus.

No underlying fund currently charges a redemption fee.

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Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. The death benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates. The annuitization risk is that actual mortality rates may be lower than expected mortality rates. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the costs associated with past distribution of Contract.

Mortality and Expense Risk Charge
Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Annual Charge 1.00%	Annual Charge 1.30%	Annual Charge 1.55%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available instead of the Annual Ratchet Enhanced Death Benefit for the same charge. Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%. From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount. The asset-based administrative charge compensates us for the expenses incurred with administering the Contract.

Optional Rider Charges

Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Riders are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Premium Credit rider works, including the conditions and limitations, please see “THE ANNUITY CONTRACT – Additional Credit to Premium.” For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “LIVING BENEFIT RIDERS.”

Optional Surrender Charge Schedule Rider Charge. The maximum annual charge for the Optional Surrender Charge Schedule rider is 0.90%. Currently, the charge is 0.45% annually, which charge is deducted quarterly, at the rate of 0.12%, from the subaccounts in which you are invested based on the Contract Date (Contract Year versus calendar year). The charge lasts for your first four Contract Years. We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter from the Contract Date. If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Premium Credit Rider Charge. The charge for the Premium Credit rider depends on the surrender charge schedule for your Contract.

With the standard surrender charge schedule, the maximum annual charge is 0.57%. Currently, the charge is 0.55% annually, which charge is deducted at the end of each business day from the subaccounts in which you are invested and any Fixed Interest Allocations. We reflect the charge, or portion of the charge, with any Fixed Interest Allocation by correspondingly reducing the interest that otherwise would be credited, resulting in the interest credited being less than that at the guaranteed rate for the guaranteed interest period. For more information about the Fixed Interest Allocation, please see APPENDIX C. The charge lasts for your first seven Contract Years.

With the Optional Surrender Charge Schedule rider, the maximum annual charge for the Premium Credit rider is 0.50%, currently 0.45% annually, lasting your first four Contract Years.

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We reserve the right to change the charges for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change. The cost of providing the Premium Credit rider is generally covered by the Premium Credit rider charge, the deduction schedule for forfeiture of the Premium Credit on return of the Contract during the free look period, surrender or withdrawals, and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those Contracts under which the Premium Credit rider is elected.

Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at Contract issue, the rider effective date is the same as the Contract Date. If the rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.”

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the LifePay Plus rider, which was available for sale from May 1, 2009 until March 15, 2010 in states where approved. If you purchased a prior version of the LifePay Plus rider, please see APPENDIX I for more information.

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Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at Contract issue, the rider effective date is the same as the Contract Date. If the rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

Important Note:

The above information pertains to the form of the Joint LifePay Plus rider which was available for sale from May 1, 2009, until March 15, 2010, in states where approved. If you purchased a prior version of the LifePay Plus rider, please see APPENDIX I for more information.

Fund Expenses

As shown in the fund prospectuses and described in the “FEES AND EXPENSES – Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and Contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the funds available through this Contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•	Communicating with customers about their fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);
•	Recordkeeping for customers, including subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;

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•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance the costs associated with past distribution of the Contract.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and expenses and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability.

Assets allocated to funds formerly affiliated with the Company, meaning Voya funds managed by Voya Investments, LLC or another Voya affiliate, generally generate the largest dollar amount of revenue for the Company. Assets allocated to funds that were never affiliated with the Company generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Formerly Affiliated Voya Funds. The revenue received by the Company from the formerly affiliated Voya funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of formerly affiliated Voya funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the formerly affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the formerly affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the formerly affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from a formerly affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from the formerly affiliated Voya funds provide the Company with a financial incentive to offer these funds through the Contract rather than other funds.

Additionally, in the case of formerly affiliated Voya funds subadvised by third parties, no direct payments are made to the Company or the formerly affiliated investment adviser by the subadvisers.

Revenue Received from Funds Never Affiliated with the Company. Revenue received by the Company from funds that were never affiliated with the Company is based on an annual percentage of the average net assets held in that fund by the Company. Some of these funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The BlackRock Global Allocation V.I. Fund is the only fund currently open and available for investment through the Contract that is not a formerly affiliated Voya fund. We receive more revenue from the formerly affiliated Voya funds than we do from this BlackRock V.I. Fund.

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See APPENDIX C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call Customer Service at (800) 366-0066.

Contract Date and Contract Year

The date the Contract became effective is the Contract Date. Each 12-month period following the Contract Date is a Contract Year.

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Contract Owner

You are the Contract Owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the Annuitant. In the case of a sole Contract Owner who dies before the Annuity Start Date, we will pay the beneficiary the death benefit then due. The sole Contract Owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the Contract Owner. In the case of a joint owner of the Contract dying before the Annuity Start Date, we will designate the surviving Contract Owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner

For nonqualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the Cash Surrender Value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The Annuity Start Date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the Contract Date and the Annuity Start Date. The income phase begins when you start receiving regular annuity payments from your Contract on the Annuity Start Date.

Annuitant

The Annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint Annuitant may also be designated. You are the Annuitant unless you name another Annuitant in the application. The Annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint Annuitants, the oldest Annuitant’s age is used. The Contract Owner will receive the annuity benefits of the Contract if the Annuitant is living on the Annuity Start Date. You may not change the Annuitant after the Contract is in effect except as described below.

If the Contract Owner is an individual, and the Annuitant dies before the Annuity Start Date and you have named a contingent Annuitant, the contingent Annuitant becomes the Annuitant. If the Annuitant dies before the Annuity Start Date and there is no contingent Annuitant, the Contract Owner will become the Annuitant. In the event of joint owners, the youngest will be the contingent Annuitant. The Contract Owner may designate a new Annuitant within 60 days of the death of the Annuitant. If the Annuitant was the sole Contract Owner and there is no beneficiary designation, the Annuitant’s estate will be the beneficiary.

If the Contract Owner is not an individual, and the Annuitant dies before the Annuity Start Date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the Contract Owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the Annuitant dies and any Contract Owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax and/or legal adviser for more information if the Contract Owner is not an individual.

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Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor Contract Owner if the Contract Owner, who is a spouse, dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the Annuitant or the Contract Owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the Contract Owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint Annuitants.

Change of Contract Owner or Beneficiary

During the Annuitant’s lifetime, you may transfer ownership of a nonqualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the Annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the Annuitant’s death for non-natural owners).

Before Ownership Change	Maximum New Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit, Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or Annuitant), the death benefit after the ownership change will be the Cash Surrender Value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).” For more information with the LifePay Plus rider, please see “LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.” And for more information with the Joint LifePay Plus rider, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “FEDERAL TAX CONSIDERATIONS” in this prospectus.

You have the right to change beneficiaries during the Annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

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In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We no longer offer the Contract for sale to new purchasers.

We issued a Contract with the Standard Death Benefit SO LONG AS both the Annuitant and the Contract Owner were age 80 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider was subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	LifePay Plus rider or Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applied to both the Annuitant and Contract Owner at the time of application. The Max 7 Enhanced Death Benefit was not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit was limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the Annuitant and the Contract Owner were age 79 or younger at the time of application AND you purchased the LifePay Plus rider or Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must have been $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the Contract anniversary after your 86 th birthday. Under certain circumstances, we may have waived the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the Contract Value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance Contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing Contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing Contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “FEES AND EXPENSES” and “CHARGES AND FEES” in this prospectus. If you are considering an Enhanced Death Benefit Option and your Contract will be an IRA, see “FEDERAL TAX CONSIDERATIONS - Tax Consequences of Living Benefits and Enhanced Death Benefits” in this prospectus. If this Contract was issued as an IRA, no contributions may be made for the taxable year in which you attain age 70 1∕2. This Contract is not available as a SIMPLE IRA under Section 408(p) of the Tax Code.

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Crediting of Premium Payments

We will process your initial premium within two business days after receipt and allocate the payment according to the instructions you specify at the Accumulation Unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within one business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to five business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within five days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within two business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

•	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the Contract Value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid; or
•	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) proportionally according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in these calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the Accumulation Unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into Accumulation Units. We divide the amount of the premium payment and Premium Credit allocated to a particular subaccount by the value of an Accumulation Unit for the subaccount to determine the number of Accumulation Units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Voya Government Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your Contract Value (your initial premium plus any earnings less any expenses) into Accumulation Units of the subaccounts you previously selected. The Accumulation Units will be allocated based on the Accumulation Unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Additional Credit to Premium

At the time of application, you may elect the Premium Credit rider. If elected, a credit will be added to your Contract equal to a percentage of all premium payments received during the first Contract Year (“Premium Credit”). If you have elected to retain the standard surrender charge schedule, the Premium Credit equals 4% of the first Contract Year premium payments and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each fund. If you have elected the Optional Surrender Charge Schedule rider, the Premium Credit equals 2% of the first Contract Year premium payments and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each fund.

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Currently, the Premium Credit rider is available only if elected at the time of application prior to issuance of the Contract and is irrevocable. However, we reserve the right to make the Premium Credit rider available to in force Contract Owners. We may increase, decrease or discontinue the Premium Credit at our discretion.

There is a separate charge for the Premium Credit rider which is a daily asset-based charge deducted from your Contract Value. Please see the “CHARGES AND FEES” section for a description of this charge.

The Premium Credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In certain circumstances, we deduct part or all of previously applied Premium Credits from the amount we pay to you or your beneficiary. If you return your Contract within the free look period, we will deduct all Premium Credits from the refund amount. If a death benefit becomes payable, we will deduct any Premium Credits added to your Contract since or within 12 months of the date of death. If you surrender your Contract or take a withdrawal, we will deduct a portion of the Premium Credit added to your Contract Value based on the percentage of first year premium withdrawn and the Contract Year of surrender or withdrawal in accordance with the following tables:

Premium Credit Deduction with Standard Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Premium Credit Deduction with Optional Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Year 1	100%
Year 2	75%
Year 3	50%
Year 4	25%
Years 5+	0%

Because Free Withdrawal Amounts are not considered withdrawals of premium, the associated Premium Credits will not be deducted when withdrawals do not exceed the Free Withdrawal Amount. Please note the deduction of the Premium Credit will still be taken if the surrender charges have been waived for extended medical care or terminal illness. If we deduct a Premium Credit from any amount we pay to you, we will deduct the full dollar amount of the Premium Credit deducted. You will retain any gains, and you will also bear any losses, that are attributable to the Premium Credit we deduct.

There may be circumstances under which the Contract Owner may be worse off from having received a Premium Credit. For example, this could occur if the Contract Owner returns the Contract during the applicable free look period. Upon a free look, we deduct the Premium Credit that had been credited. If the state law provides that Contract Value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the Contract Value less the Premium Credit. Negative performance associated with the Premium Credit at any time will reduce the Contract Value more than if the Premium Credit had not been applied. In addition, the expenses for a Contract with the Premium Credit rider may be higher than for Contracts without the Premium Credit rider. Over time, and under certain circumstances, the amount of the Premium Credit may be more than offset by the additional fees and charges associated with the Premium Credit.

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Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling (800) 366-0066.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

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Administrative Procedures

We may accept a request for Contract service in writing, by telephone or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the Contract Value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. You are responsible for keeping information about your Contract and appropriate identifying information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

Contract Value

We determine your Contract Value on a daily basis beginning on the Contract Date. Your Contract Value is the sum of: (1) the Contract Value in the Fixed Interest Allocations; and (2) the Contract Value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The Contract Value in your Fixed Interest Allocation is the sum of premium payments and Premium Credits allocated to the Fixed Interest Allocation under the Contract, plus Contract Value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), Contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Contract Value in the Subaccounts. On the Contract Date, the Contract Value in the subaccount in which you are invested is equal to the initial premium paid and added Premium Credit designated to be allocated to the subaccount. On the Contract Date, we allocate your Contract Value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium and added Premium Credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Government Liquid Assets Portfolio).

On each business day after the Contract Date, we calculate the amount of Contract Value in each subaccount as follows:

(1)	We take the Contract Value in the subaccount at the end of the preceding business day;
(2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day;
(3)	We add (1) and (2);
(4)	We add to (3) any additional premium payments and Premium Credits, and then add or subtract any transfers to or from that subaccount; and
(5)	We subtract from (4) any withdrawals and any related charges, and then subtract any Contract fees and premium taxes.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See APPENDIX C for a description of the calculation of Cash Surrender Value under any Fixed Interest Allocation. We do not guarantee any minimum Cash Surrender Value. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: (1) we start with your Contract Value, (2) adjust for any Market Value Adjustment, and then we (3) deduct any surrender charge, any charge for premium taxes, any redemption fees, the annual Contract administrative fee (unless waived), any optional benefit rider charge, any Premium Credit deduction and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the Annuitant is living and before the Annuity Start Date. A surrender is effective on the date we receive your written request and the Contract at Customer Service. After we receive all paperwork required for us to process your surrender, we will determine and pay the Cash Surrender Value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the Cash Surrender Value in a single sum payment or apply it under one or more annuity options. We will usually pay the Cash Surrender Value within seven days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1∕2 may result in a 10% tax penalty. See “FEDERAL TAX CONSIDERATIONS” for more details.

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Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in funds we find suitable for your Contract. We may also withdraw or substitute funds, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We do not guarantee that each fund will always be available for investment through the Contract. If we feel that investment in any of the funds has become inappropriate for the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. Whether a fund has become inappropriate for the purposes of the Contract will be determined by us based upon factors that include, but are not limited to, the fund’s fees and expenses, performance history, actual or potential impact on our hedging program used to support our Contract guarantees, and the availability through the Contract of similarly styled and/or managed funds. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a fund subject to those instructions, we will execute your instructions using the substituted or proposed replacement fund, unless you request otherwise. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless you provide us with alternative allocation instructions. The substitute or proposed replacement fund may have higher fees and charges than any fund it replaces.

Subject to SEC approval, we reserve the right to: (1) deregister Separate Account B under the 1940 Act; (2) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (3) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (4) restrict or eliminate any voting rights as to Separate Account B; (5) combine Separate Account B with other accounts; and (6) transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Contract belongs.

We will provide you with written notice before we make any of these changes.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Fixed Interest Allocation (The Fixed Account)

The Fixed Interest Allocation option that may be available through your Contract is the Fixed Account. The Fixed Account is a segregated asset account which contains the assets that support a Contract Owner’s investment in this option. See APPENDIX C and your Contract, including any endorsements and riders, for more information.

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. Material variations are described in APPENDIX L. Also see your Contract, including any endorsements and riders, for details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “CHARGES AND FEES – Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. Please check your application for the Contract to be sure. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific fund under the Contract. You should consult a qualified financial adviser in evaluating the riders. Customer Service may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

•	The Minimum Guaranteed Income Benefit rider, which may be appropriate if you are concerned about having a minimum amount of income in annuitizing your Contract;
•	The LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are concerned that you may outlive your income; and
•	The Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which may be appropriate if you are married and concerned that you and your spouse may outlive your income.

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These living benefit riders are described further below. You may only add one living benefit rider to your Contract. You should not elect the LifePay Plus Minimum Guaranteed Withdrawal Benefit rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)

The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay and any Premium Credits you receive, if applicable, during the first five Contract Years after you purchase the rider, the Premium Credits we add, the amount of Contract Value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.

Rider Date. The Rider Date is the date the optional benefit rider becomes effective. The Rider Date is also the Contract Date if you purchased the rider when the Contract was issued.

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if:

•	You annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
•	You die during the accumulation phase (first owner to die if there are multiple Contract Owners, or at death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
•	The Contract Value is insufficient to pay the charge for the MGIB rider; or
•	There is a change in Contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge. The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

(1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:
(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds (as defined below); and
(c)	is the MGIB Rollup Base for Excluded Funds; and
(2)	Is the sum of (a) and (b) where:
(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “THE FUNDS – Covered Funds, Special Funds and Excluded Funds .”

Covered Funds are any investment options not designated as Special Funds or Excluded Funds. As of July 11, 2014, the Voya Intermediate Bond Portfolio was designated as a Covered Fund for all current and future investments.

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The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•	Voya Government Liquid Assets Portfolio; and
•	Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity Portfolio is a Special Fund, but was closed to new allocations effective April 30, 2007.

No investment options are currently designated as Excluded Funds.

Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

If the Contract Value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All funds available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the fund restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your Contract Value reallocated in this manner.

If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that does not contain a Fixed Allocation Funds Automatic Rebalancing requirement.

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MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a Contract Value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your Cash Surrender Value and death benefits. Any reset of Contract Value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

(1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:
(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the Contract Value allocated to Excluded Funds; and
(2)	Is the sum of (a) and (b) where:
(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and
(b)	is the Contract Value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the Contract Value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums and Premium Credits adjusted proportionally for withdrawals. This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value. The Maximum MGIB Rollup Base is not allocated by fund category. If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums adjusted proportionally for withdrawals.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for Premium Credit deduction, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for Premium Credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for Premium Credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums and related Premium Credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related Premium Credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that, are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those Contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base proportionally. The percentage reduction in the MGIB Rollup Base for each fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that fund category resulting from the withdrawal (including Premium Credit deduction, surrender charge and Market Value Adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the Contract Value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the Contract Value in Covered Funds is reduced by 25% as the result of a withdrawal (including Premium Credit deduction, surrender charge and Market Value Adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

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When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in the fund category. For example, if the Contract Value in Covered Funds is $1,000 and the transfer from Covered Funds to Excluded Funds is $250, then the Contract Value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1,200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the Contract Value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds proportionally. But, the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the Contract Value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

(1)	On the Rider Date, eligible premiums plus Premium Credits or the Contract Value (if the rider is added after the Contract Date,) allocated to Covered Funds and Special Funds.
(2)	On each Contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:
(a)	the current Contract Value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
(b)	the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior Contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each quarterly anniversary date prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the Contract Date that falls on the same date in the month as the Contract Date. For example, if the Contract Date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month. Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

(3)	At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior Contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related Premium Credits, if applicable, added more than five years before the earliest MGIB Date. This means that, generally, premiums and related Premium Credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but are added to your Contract Value.

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Withdrawals reduce each MGIB Ratchet Base proportionally. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in Contract Value in that fund category resulting from the withdrawal (including Premium Credit deduction, surrender charges and Market Value Adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including Premium Credit deduction, surrender charges and Market Value Adjustment) reduces the Contract Value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the Contract Value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including Premium Credit deduction, surrender charges and Market Value Adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds proportionally. This means a reduction by the same percentage as the transfer bears to the Contract Value in Covered Funds and Special Funds. For example, if the Contract Value in Covered Funds and Special Funds is $1,000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the Contract Value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1,200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the Contract Value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds proportionally. But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the Contract Value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the Contract Value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: you pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date. Your MGIB Date is the next Contract anniversary occurring after the date when you decide to exercise your right to annuitize under the MGIB rider, or any other special exercise date that we may make available upon prior written notice.

MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the Annuity Start Date is based on your Contract Value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
•	Your annuity income based on your Contract Value on the MGIB Date adjusted for any Market Value Adjustment (see APPENDIX C) applied to the then-current income factors in effect for the annuity option you selected; and
•	The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any Premium Credit deductions, surrender charge, premium tax recovery and Market Value Adjustment (see APPENDIX C) that would otherwise apply at annuitization.

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MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the Contract Value in the future is unknown, so the income provided under a Contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the Contract Value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the Contract Value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see “APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options. Prior to your latest Annuity Start Date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. The MGIB must be exercised in the 30-day period prior to any Contract anniversary. At your request, the Company may in its discretion extend the latest Contract Annuity Start Date without extending the MGIB Date. The following are the MGIB annuity options available under the MGIB rider:

•	Income for life (single life or joint life with 100% survivor) and 10-20 year fixed period;
•	Income for 20-30 year fixed period; and
•	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider. This option may only be exercised in the 30 day period prior to a Contract anniversary. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced proportionally. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting Contract and MGIB rider values. This means the Contract and MGIB rider values will be adjusted proportionally. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” above. Surrender charges will apply to amounts applied to partial annuitization.

Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the Annuitant may not be changed except when an Annuitant who is not a Contract Owner dies prior to annuitization. In such a case, a new Annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple Contract Owners, or at death of the Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract Value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

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LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider

The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note:

We introduced the LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the form of the LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the LifePay Plus rider which was available to you.

Eligibility. The Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 80 (owner and Annuitant must age qualify). The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The LifePay Plus rider is subject to broker/dealer availability. Please note that the LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after November 1, 2004, were eligible for the LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the LifePay Plus rider begins. If you purchase the LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the LifePay Plus rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the LifePay Plus rider offers the Income Optimizer. The guarantee continues when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the Annuitant’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus rider allows for spousal continuation.

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LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or (2) after the Contract Date – equal to the Contract Value on the effective date of the rider (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable Premium Credits). We refer to the LifePay Plus Base as the MGWB Base in the LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture).

For example, assume the current Contract Value is $90,000 on a Contract with the LifePay Plus rider in the Lifetime Withdrawal Phase, the LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume, which occurs on the next quarterly Contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the LifePay Plus rider is added after Contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and (3) the LifePay Plus Base on the previous Contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous Contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the LifePay Plus Base. Any premiums received during a Contract Year (excluding any applicable Premium Credits) are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

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Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2008, a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the Annuitant is age 59 1∕2. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the current Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 1∕2 to 64
5%	65 to 75
6%	76 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the Annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the Annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract Value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

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Your election is subject to restrictions and you may not: (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (5) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract Value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract Value and death benefit and the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the Contract anniversary following the Annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the Contract anniversary following the Annuitant’s 115th birthday in order to liquidate your Contract Value that may remain before the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during Lifetime Automatic Periodic Benefit Status until the death of the Annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider.).You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

If when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the Annuitant is age 59 1∕2. During this time, the LifePay Plus rider’s death benefit remains payable upon the Annuitant’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each Contract anniversary.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to funds other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract Value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

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Death of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner. Also, an LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the Annuitant’s death.

LifePay Plus Death Benefit Base. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the LifePay Plus rider: (1) on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or (2) after the Contract Date – equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the Annuitant’s death. Upon the Annuitant’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the Annuitant and sole owner. At the time the Contract is continued, the LifePay Plus Base is recalculated to equal the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original Annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation. Regardless, the LifePay Plus rider’s guarantees resume on the next quarterly Contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the Annuitant is age 59 1∕2. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new Annuitant’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the LifePay Plus Base. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

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In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as Annuitant is age 59 1∕2. The amount of these continuing payments may change since both the LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new Annuitant’s age. The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the Annuitant is not yet age 59 1∕2.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only on a quarterly Contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;
•	Change of owner pursuant to a court order; and
•	Change of qualified plan ownership to that of the beneficial owner.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See APPENDIX G for examples.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider

The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note:

We introduced the LifePay Plus rider on August 20, 2007, and launched changes to it on April 28, 2008, and January 12, 2009, subject to state approval where applicable. The below information pertains to the new form of the LifePay Plus rider which was available for sale from May 1, 2009, through March 15, 2010, in states where approved. If this form of the LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see APPENDIX I for the information about the form of the LifePay Plus rider which was available to you.

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Eligibility. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, Annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Joint LifePay Plus rider will not be issued unless the required owner, Annuitant and beneficiary designations are met and until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions” below.

The Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts. Previously, Contracts issued on and after September 12, 2006 were eligible for the Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. There is an election form for this purpose. Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts: (1) joint owners must be spouses, and one of the owners the Annuitant; and (2) for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the Annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The Annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Joint LifePay Plus rider begins. If you purchase the Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the Joint LifePay Plus rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the Annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider, including continuing the Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
•	The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Joint LifePay Plus rider.

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Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the LifePay Plus rider offers the Income Optimizer. The guarantee continues when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the last Active Spouse’s death. The LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Joint LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or (2) after the Contract Date – equal to the Contract Value on the effective date of the rider (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable Premium Credits). We refer to the LifePay Plus Base as the MGWB Base in the Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture).

For example, auume the current Contract Value is $90,000 on a Contract with the Joint LifePay Plus rider in the Lifetime Withdrawal Phase, the LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the Joint LifePay Plus rider is added after Contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary – to equal the greater of: (1) the current LifePay Plus Base; or (2) the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

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Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: (1) the current LifePay Plus Base; (2) the current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and (3) the LifePay Plus Base on the previous Contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous Contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the LifePay Plus Base. Any premiums received during a Contract Year (excluding any applicable Premium Credits) are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a proportional adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date. Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59 1∕2. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract;
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
•	The last Active Spouse dies.

The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 1∕2 to 64
5%	65 to 75
6%	76 to 79
7%	80+

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The Maximum Annual Withdrawal thereafter is recalculated whenever the LifePay Plus Base is recalculated, for example, upon The Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “FEDERAL TAX CONSIDERATIONS” for more information. The Income Optimizer is only available on nonqualified Contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract Value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a proportional reduction of the LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions and you may not: (1) revoke your election; (2) add on premiums; (3) exchange the Contract; (4) annuitize the Contract; or (4) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract Value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract Value and death benefit and the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the Contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the Contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your Contract Value that may remain before the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: (1) the Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider; (2) no further premium payments will be accepted; and (3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the youngest Active Spouse is age 59 1∕2. During this time, the Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the LifePay Plus Base remains eligible for Step-ups. Once the Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on the next business day following each Contract anniversary.

Investment Option Restrictions. While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract Value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Joint LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

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Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.

Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the LifePay Plus Base. See “LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

LifePay Plus Death Benefit Base. The Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the Joint LifePay Plus rider: (1) on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or (2) after the Contract Date – equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” for more information.

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There is no additional charge for the death benefit associated with the Joint LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the LifePay Plus Death Benefit Base is greater than zero when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the LifePay Plus Base is recalculated to equal the greater of: (1) the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and (2) the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59 1∕2. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value on the previous business day (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to that Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the LifePay Plus Base. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only on a quarterly Contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
•	For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See APPENDIX G for examples.

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Loans. No loans are permitted on Contracts with the Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

WITHDRAWALS

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the Contract Owner. If you request a withdrawal for more than 90% of the Cash Surrender Value, and the remaining Cash Surrender Value after the withdrawal is less than $1,000, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract Year is 10% of your Contract Value, including any Premium Credits, on the date of the withdrawal less any prior withdrawals during that Contract Year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal proportionally from all of the subaccounts in which you are invested. If there is not enough Contract Value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser. We will determine the Contract Value as of the close of business on the day we receive your withdrawal request at Customer Service. The Contract Value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of Contract Value in the Restricted Funds following the withdrawal would not be greater than the percentage of Contract Value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or proportionally from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See APPENDIX C for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments: (1) from the Contract Value in the subaccounts in which you are invested; or (2) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have Contract Value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken proportionally from all subaccounts in which Contract Value is invested. If you do not have Contract Value allocated to a Restricted Fund and choose systematic withdrawals on a non-proportional basis, we will monitor the withdrawals annually. If you subsequently allocate Contract Value to one or more Restricted Funds, we will require you to take your systematic withdrawals proportionally from all subaccounts in which Contract Value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

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Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be: (1) a fixed dollar amount; or (2) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal. Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a Contract Year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any Contract Year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and nonqualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your Contract Value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

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IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70 1∕2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each Contract Year or cancel this option at any time by sending satisfactory notice to Customer Service at least seven days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1∕2 may result in a 10% penalty tax. See “FEDERAL TAX CONSIDERATIONS” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the Annuity Start Date, you may transfer your Contract Value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a Contract Year, but reserve the right to charge for each transfer after the twelfth transfer in a Contract Year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other funds may negatively impact your death benefit or rider benefits.

If you allocate Contract Value to an investment option that has been designated as a Restricted Fund, your ability to transfer Contract Value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the Contract Value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total Contract Value in the Restricted Fund, the reallocation will be permitted even if the percentage of Contract Value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “LIVING BENEFIT RIDERS.”

The minimum amount that you may transfer is $100 or, if less, your entire Contract Value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the NYSE, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all Contract Owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and
•	Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy. We provide multi-fund variable insurance and retirement products and have adopted an Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-fund transfers (for example, new premium payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of Contract Owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners or, as applicable, to all Contract Owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the Contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding Contract Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Contract Owner transactions, this information may include personal Contract Owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a Contract Owner’s transactions if the fund determines that the Contract Owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or Contract Value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging program through either the Voya Government Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing an may be subject to limited availability with systematic withdrawals.

We also may offer dollar cost averaging Fixed Interest Allocations for durations of six months and one year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the Contract, we will inform your financial representative or you that we cannot process the transfer and that new instructions are required. Transfers under the dollar cost averaging program must be in compliance with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

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Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a dollar cost averaging Fixed Interest Allocation and there is money remaining in the dollar cost averaging Fixed Interest Allocation, we will transfer the remaining money to the Voya Government Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the dollar cost averaging Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested proportionally, subject to any fund purchase restrictions. The transfer date is the same day each month as your Contract Date. If, on any transfer date, your Contract Value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least seven days before the next transfer date.

Transfers under the dollar cost averaging program must be in compliance with the investment restrictions for the living benefit riders. If you set up dollar cost averaging transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

You are permitted to transfer Contract Value to a Restricted Fund, subject to the limitations described above in this section and in “THE FUNDS – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below:

•	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of Contract Value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s);
•	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated proportionally to the Restricted Funds; and
•	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or Fixed Interest Allocations as part of or withdraw any subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering dollar cost averaging Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of Contract Value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “THE FUNDS – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account II. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken proportionally.

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To participate in automatic rebalancing, send satisfactory notice to Customer Service. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your Contract Value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a proportional basis. Additional premium payments and partial withdrawals made proportionally will not cause the automatic rebalancing program to terminate.

Upon advance notice we may modify, suspend or terminate the automatic rebalancing program at any time.

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit is payable when either the Contract Owner or the first of joint owners or the Annuitant (when a Contract Owner is not an individual) dies before the Annuity Start Date. Assuming you are the Contract Owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“Claim Date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. See “SYSTEMATIC WITHDRAWALS” above. A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the Contract Owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within seven days after Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions Upon Contract Owner’s Death.” Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (1) the Standard Death Benefit; (2) the Annual Ratchet Enhanced Death Benefit; or (3) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the Annuitant and the Contract Owner are age 80 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations:

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	LifePay Plus rider or Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the Annuitant and Contract Owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the Max 7 Enhanced Death Benefit was available SO LONG AS both the Contract Owner and the Annuitant (if the Contract Owner is not an individual) were age 79 or younger at the time of application AND you purchased the LifePay Plus rider or Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit were available only at the time you purchased your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor the Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint Annuitants if the Contract Owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

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Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The LifePay Plus and Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•	The Contract Value; and
•	The Cash Surrender Value.

Any Premium Credits applied since or within 12 months prior to death will be deducted from the Base Death Benefit.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

•	The Base Death Benefit; and
•	The Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the Contract Value allocated to Excluded Funds less any Premium Credits added since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payment plus Premium Credits, if applicable, allocated to Covered Funds less proportional adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments plus Premium Credits, if applicable, allocated to Excluded Funds less proportional adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB proportionally. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

•	Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds proportionally. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.
•	Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds proportionally. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the Contract Value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options: (1) the Quarterly Ratchet Enhanced Death Benefit; and (2) Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days’ notice to you, designate any fund as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums and Premium Credits added to such fund and also with respect to new transfers to such fund.

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For the period during which a portion of the Contract Value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the Contract Value. The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and
•	The Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the Contract Value allocated to Excluded Funds less any Premium Credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the Contract Date equals the premium and Premium Credits allocated to Covered Funds. On each Contract anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and
•	The Annual Ratchet MGDB in Covered Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Other than on Contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the Contract Date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the Contract Date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

•	The current Contract Value in Covered Funds (after deductions occurring as of that date); and
•	The Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the Contract Date equals the premium plus Premium Credits, if applicable, allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each Contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and
•	The Annual Ratchet MGDB in the Excluded Funds from the prior Contract anniversary (after deductions occurring on that date), adjusted for new premiums and Premium Credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on Contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last Contract anniversary, adjusted for new premiums and Premium Credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

•	The current Contract Value in Excluded Funds (after deductions occurring as of that date); and
•	The Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

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Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB proportionally. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds proportionally. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net Contract Value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

•	The Standard Death Benefit; and
•	The lesser of:
➢	2.5 times all premium payments plus Premium Credits, if applicable, adjusted for withdrawals (the “cap”); and
➢	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the Contract Value allocated to Excluded Funds.

Any Premium Credits added since or within 12 months prior to death will be deducted from the Max 7 Enhanced Death Benefit.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•	The Voya Government Liquid Assets Portfolio; and
•	The Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

As of July 11, 2014, the Voya Intermediate Bond Portfolio was designated as a Covered Fund for all current and future investments.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus Premium Credits, if applicable, allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums plus Premium Credits, if applicable, allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB proportionally. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in Contract Value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total Contract Value resulting from the withdrawal. The proportional adjustment is based on the change in Contract Value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds proportionally. The increase in the 7% MGDB allocated to fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefit may not be available in all states.

Death Benefit During the Income Phase

If any Contract Owner or the Annuitant dies after the Annuity Start Date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death – Spouse

If at the Contract Owner’s death, the surviving spouse of the deceased Contract Owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

•	If the guaranteed death benefit as of the date we receive due proof of death, minus the Contract Value on that date is greater than zero, we will add such difference to the Contract Value. We will allocate such addition to the variable subaccounts in proportion to the Contract Value in the subaccounts, unless you direct otherwise. If there is no Contract Value in any subaccount, we will allocate the addition to the Voya Government Liquid Assets Portfolio, or its successor. Such addition to Contract Value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to Contract Value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own;
•	The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes;
•	At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Contract Owner. Any premiums paid later will be subject to any applicable surrender charge;
•	If you elected the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained age 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached; and
•	Upon spousal continuation, any Premium Credits received prior to death will not be deducted, and the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule Rider has been elected. For death of an owner within the first Contract Year, any subsequent surrender or withdrawals and subsequent premium payments made during the first Contract Year will be subject to the Premium Credit deduction schedule. For death of an owner after the first Contract Year, any subsequent surrender or withdrawals are not subject to the Premium Credit deduction schedule. See “THE ANNUITY CONTRACT – Additional Credit to Premium” section.

Continuation After Death – Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the Contract Value also on that date, is greater than zero, we will add such difference to the Contract Value. Such addition will be allocated to the variable subaccounts in proportion to the Contract Value in the subaccounts, unless we are directed otherwise. If there is no Contract Value in any subaccount, the addition will be allocated to the Voya Government Liquid Assets Portfolio, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the Contract Owner will be waived. No additional premium payments may be made.

Upon such deferral, the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule rider has been elected. Any subsequent surrender or withdrawals are not subject to the Premium Credit deduction schedule. See “THE ANNUITY CONTRACT - Additional Credit to Premium” section.

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Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a nonqualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any Contract Owner of a nonqualified Contract dies before the Annuity Start Date, we will distribute the death benefit payable to the beneficiary as follows: (1) the death benefit must be completely distributed within five years of the Contract Owner’s date of death; or (2) the beneficiary may elect, within the one-year period after the Contract Owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that: (a) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (b) such distributions begin no later than one year after the Contract Owner’s date of death.

Notwithstanding (1) and (2) above, if the sole Contract Owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the Contract Owner’s death. Upon receipt of such election from the spouse at Customer Service: (a) all rights of the spouse as Contract Owner’s beneficiary under the Contract in effect prior to such election will cease; (b) the spouse will become the owner of the Contract and will also be treated as the contingent Annuitant, if none has been named and only if the deceased owner was the Annuitant; and (c) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as Contract Owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (1) and (2) above, will apply even if the Annuitant and/or contingent Annuitant are alive at the time of the Contract Owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the one-year period after the Contract Owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a Contract Owner dies after the Annuity Start Date, all of the Contract Owner’s rights granted under the Contract, if any, or allowed by us will pass to the Contract Owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the Contract Owner, and the surviving joint owner will become the beneficiary of the Contract. If any Contract Owner is not an individual, the death of an Annuitant shall be treated as the death of a Contract Owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract

If the Annuitant and Contract Owner are living on the Annuity Start Date, we will begin making payments to the Contract Owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the Annuity Start Date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the LifePay Plus or Joint LifePay Plus riders. There is no death benefit after the Annuity Start Date.

You may also elect an annuity option on surrender of the Contract for its Cash Surrender Value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the Annuity Start Date. If, at the time of the Contract Owner’s death or the Annuitant’s death (if the Contract Owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the Annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the Contract Value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option, we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payment under our current annuity options will last either for a specified period of time or for the life of the Annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the Annuity Start Date by multiplying the Contract Value (adjusted for any Market Value Adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000. The applicable payment factor will depend on: (1) the annuity option; payment date; and the frequency of payments you choose; and (2) the age of the Annuitant or beneficiary (and gender, where appropriate under applicable law). Surrender charges might apply depending on the annuity options. As a general rule, more frequent income payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments. Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

•	The person named to receive payment is other than the Contract Owner or beneficiary;
•	The person named is not a natural person, such as a corporation; or
•	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

You select the Annuity Start Date, which is the date on which the annuity payments commence. Unless we consent, the Annuity Start Date must be at least five years from the Contract Date but before the month immediately following the Annuitant’s 95th birthday. If, on the Annuity Start Date, a surrender charge remains, the elected annuity option must be option 1 or option 2 with a period certain of at least ten years.

If you do not select an Annuity Start Date, it will automatically begin in the month following the Annuitant’s 95th birthday.

If the Annuity Start Date occurs when the Annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “FEDERAL TAX CONSIDERATIONS” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the Contract Owner. If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has five annuity options. Payments under Options 1, 2, 3 and 4 are fixed. Payments under Option 5 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the Contract Value in the subaccounts is transferred to the Company’s general account. If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations. The MGIB annuity options available under the MGIB rider are different from the four options listed below. For additional information, please see “LIVING BENEFIT RIDERS – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options.”

Option 1. Income for Life. Under this option, we make payments for the life of the Annuitant in equal monthly installments. There is no minimum number of payments. Monthly payment amounts are available upon request.

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Option 2. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the Contract Value on the Annuity Start Date. The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the Cash Surrender Value or Contract Value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the Contract Owner reaches age 59½.

Option 3. Income for Life with a Period Certain. Under this option, we make payments for the life of the Annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the Annuity Start Date. Amounts for ages not shown in the Contract are available if you ask for them.

Option 4. Joint Life Income. This option is available when there are two persons named to determine annuity payments. At least one of the persons named must be either the Contract Owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

Option 5. Annuity Plan. Under this option, your Contract Value can be applied to any other annuitization plan that we choose to offer on the Annuity Start Date. Annuity payments under Option 5 may be fixed or variable, although only fixed payments are currently available. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and VIAC. The amounts we will pay are determined as follows:

•	For Option 1, no amounts are payable after the named person has died;
•	For Options 2 and 3, we will continue the remaining guaranteed payments. Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 2 and 3;
•	For Option 4, no amounts are payable after both named persons have died; and
•	For Option 5, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within five business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the Contract Value, Cash Surrender Value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your Contract Value and reflects the amounts deducted from or added to the Contract Value. You have 30 days to notify Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the funds in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances: (1) on any business day when the NYSE is closed (except customary weekend and holiday closings); (2) when an emergency exists as determined by the SEC; (3) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

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In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a nonqualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes – Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law and to conform to applicable laws or governmental regulations. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your ten-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it. We will refund the greater of the Contract Value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment.

In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period: (1) we adjust your Contract Value for any Market Value Adjustment (if you have invested in the Fixed Account); (2) deduct any Premium Credits provided under the Premium Credit rider; and (3) then we include a refund of any charges deducted from your Contract Value. Because of the market risks associated with investing in the funds and the potential positive or negative effect of the Market Value Adjustment, the Contract Value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the Contract Value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Government Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your Contract Value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the Accumulation Unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, Suite 200, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract as well as for our other variable contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales. Directed Services LLC entered into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

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Although the Contracts are no longer offered for new sales, Directed Services LLC pays selling firms compensation for the past promotion and sale of the Contracts. Registered representatives of the selling firms who solicited sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for past Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.20% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.20% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate sales of the Contracts or other criteria. These special compensation arrangements were not offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their past efforts in selling the Contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for past Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract Values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders described in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for the past sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may have provided that registered representative a financial incentive to promote our contracts over those of another company, and may also have provided a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Voting Rights

We will vote the shares of a fund owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

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We determine the number of shares that you have in a subaccount by dividing the Contract’s Contract Value in that subaccount by the net asset value of one share of the fund in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least ten days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to Contract Owners in the same proportion. The effect of proportional voting is that a small number of Contract Owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Directed Services LLC’s ability to distribute the Contract or upon the separate account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

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When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified Contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code. Qualified Contracts may also be offered in connection with deferred compensation plans under Tax Code Section 457(f). Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•	Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such requirements, and we reserve the right to modify your Contract as necessary to do so;
•	Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing Contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;
•	Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

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•	Non-Natural Owners of a Nonqualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and
•	Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. A Market Value Adjustment, if applicable, could increase the contract value. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract.

10% Penalty Tax. A distribution from a nonqualified Contract may be subject to a penalty tax equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a Contract Owner (or the primary Annuitant if the Contract Owner is a non-natural person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
•	The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•	First, from any remaining “investment in the contract” made prior to August 14, 1982, and exchanged into the Contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any “income on the contract” attributable to investments made after August 13, 1982; and
•	Lastly, from any remaining “investment in the contract” made after August 13, 1982.

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the amount exchanged from the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

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Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity Contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Different distribution requirements apply if your death occurs:

•	After you begin receiving annuity payments under the Contract; or
•	Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, any remaining distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed by August 31, 2024. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of the contract owner.

Generally, amounts distributed from a Contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or
•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•	If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time; or
•	If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified Contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the Contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified Contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the Contract at the time of the transfer. In such case, the transferee’s investment in the Contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

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The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax. A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to all taxable distributions from nonqualified contracts. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Contract or the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings:

•	Sections 401(a), 401(k) and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
•	403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;
•	Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the Contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRA qualification requirements; and

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•	457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

The Company may offer or may have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs, as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Certain other specified circumstances.

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Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $19,000 (2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Contributions and premium payments to your account(s) will generally be excluded from your gross income.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•	$6,000 (2019); or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2019, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2019, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

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Distributions − General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

Traditional IRAs. All distributions from a traditional IRA are generally taxed as received unless either one of the following is true:

•	The distribution is directly transferred or rolled over within 60 days to another traditional IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the traditional IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans). The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

Exceptions to the 10% additional tax apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters; or
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemize deductions).

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•	You have separated from service with the plan sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

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•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not includible in gross income. A qualified distribution from a Roth IRA is a payment or distribution that meets the following two requirements:

•	It is made after the five-year period beginning with the first taxable year for which a contribution was made to any Roth IRA established for the benefit of the owner; and
•	It is:
➢	Made on or after the date on which the owner attains age 59½;
➢	Made to a beneficiary (or to the estate of the owner) on or after the death of the owner;
➢	Attributable to the ower being disabled (within the meaning of the Tax Code); or
➢	A qualified first time homebuyer distribution (within the meaning of the Tax Code).

If a payment or a distribution from a Roth account is not a qualified distribution, the portion allocable to earnings is includible in gross income and may be subject to the additional 10% additional tax discussed above. Special ording rules apply for purposes of determining the taxable portion of a payment or distribution from a Roth account.

Distributions − Eligibility

Distributions generally may occur only upon the occurrence of certain events. The terms of your 401(a), 401(k), 403(a) or 403(b) plan will govern when you are eligible to take a distribution form the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur only upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings); or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Subject to the terms of your 403(b) Contract, distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) generally may occur only upon:

•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship (for 2018 and earlier, contributions only, not earnings);

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•	Termination of the plan; or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request to confirm with your 403(b) plan sponsor or otherwise, that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a), 401(k), 403(a), or 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you are required to begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy or the owner’s remaining life expectancy. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

72

If your death occurs before the date you are required to begin receiving minimum distributions under the Contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•	Over the life of the designated beneficiary; or
•	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you are required to begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•	December 31 of the calendar year following the calendar year of your death; or
•	December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If your death occurs before the date you are required to begin receiving required minimum distributions under the Contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a contribution to the Contract, makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

In general, the withholding rules described above for nonqualified Contracts also apply to Qualified Contract. In addition, special withholding rules apply to eligible rollover distributions from 401(a), 401(k), 403(a) and 403(b) plans.

401(a), 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

Assignment and Other Transfers

401(a), 401(k), 403(a) and 403(b) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a LifePay Plus or Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

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Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the LifePay Plus or Joint LifePay Plus rider, as well as any applicable Market Value Adjustment, could increase the contract value that applies. Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax and/or legal adviser about the tax consequences of living benefits.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the LifePay Plus or Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the LifePay Plus or Joint LifePay Plus rider, causing a proportional reduction of the LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Please consult your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

The Contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the Contract. Please consult your tax and/or legal adviser for further information about this subject. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

74

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

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APPENDIX A

Condensed Financial Information

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables show the Condensed Financial Information (accumulation unit values and number of units outstanding for the indicated periods) for each subaccount of Separate Account B under the Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2018, including portfolio names. Portfolio name changes after December 31, 2018 are not reflected in the following information. Complete information is available in the SAI. Contact Customer Service to obtain your copy of the SAI free of charge.

Separate Account Annual Charges of 1.00%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$14.04	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02
Value at end of period	$12.84	$14.04	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60
Number of accumulation units outstanding at end of period	197,254	218,169	245,217	295,843	319,238	357,354	383,617	391,679	386,897	300,980
PROFUND VP BULL
Value at beginning of period	$19.62	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15
Value at end of period	$18.23	$19.62	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80
Number of accumulation units outstanding at end of period	6	6	7	7	7	7	7	8	8	8
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.12	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83	$9.14
Value at end of period	$9.20	$11.12	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83
Number of accumulation units outstanding at end of period	4,968	3,732	3,934	3,379	1,636	254	290	326	338
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.01	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07	$10.22
Value at end of period	$11.89	$14.01	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07
Number of accumulation units outstanding at end of period	284	309	337	343	212	215	245	276	286
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.87	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10
Value at end of period	$11.58	$12.87	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85
Number of accumulation units outstanding at end of period	409,333	481,921	537,091	587,504	89,248	89,669	73,992	73,413	98,832	80,700
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.15	$9.16	$8.78	$9.45
Value at end of period	$10.00	$11.15	$9.16	$8.78
Number of accumulation units outstanding at end of period	2,127	4,010	4,251	14,142
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.24	$10.79	$10.23	$10.73	$10.61
Value at end of period	$11.21	$12.24	$10.79	$10.23	$10.73
Number of accumulation units outstanding at end of period	9,830	11,606	13,006	15,850	27,632
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$10.22	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09
Value at end of period	$10.25	$10.22	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01
Number of accumulation units outstanding at end of period	1,133,295	1,134,538	1,793,783	1,648,986	1,819,432	1,802,613	1,214,498	2,007,621	1,249,425	1,800,379
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.19	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60	$9.99
Value at end of period	$18.07	$19.19	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60
Number of accumulation units outstanding at end of period	858,800	995,717	1,176,821	1,255,464	1,431,611	1,638,169	1,861,059	2,034,219
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.08	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72
Value at end of period	$26.49	$28.08	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51
Number of accumulation units outstanding at end of period	187,073	224,952	266,923	294,860	330,342	368,303	312,676	356,066	321,508	319,763
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.74	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00	$10.25
Value at end of period	$17.29	$19.74	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00
Number of accumulation units outstanding at end of period	1,254	527	578	586	736	1,686	1,743	1,741	4,120	558
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.00	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88
Value at end of period	$20.12	$21.00	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13
Number of accumulation units outstanding at end of period	121,710	159,324	186,114	215,764	418,815	273,058	307,408	304,544	320,099	272,773

A-1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$28.56	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49
Value at end of period	$26.28	$28.56	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56
Number of accumulation units outstanding at end of period	150,966	120,233	156,481	154,986	168,664	190,574	236,018	250,633	295,031	326,723
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$33.77	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42
Value at end of period	$28.58	$33.77	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56
Number of accumulation units outstanding at end of period	154,036	175,647	208,805	223,849	241,287	279,177	326,344	362,547	402,584	469,864
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$32.66	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49
Value at end of period	$28.25	$32.66	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93
Number of accumulation units outstanding at end of period	77,375	84,959	103,312	109,847	120,220	138,074	149,345	161,576	182,934	215,411
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.07	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62
Value at end of period	$15.78	$16.07	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70
Number of accumulation units outstanding at end of period	4,270,275	4,902,123	5,281,824	5,409,848	6,147,901	3,643,754	4,153,615	4,343,512	4,485,423	4,474,848
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.60	$9.44	$9.50	$9.73	$10.17
Value at end of period	$9.87	$11.60	$9.44	$9.50	$9.73
Number of accumulation units outstanding at end of period	1,331,437	1,536,909	1,752,936	1,944,254	2,248,088
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.13	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08
Value at end of period	$9.49	$11.13	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68
Number of accumulation units outstanding at end of period	81,404	97,341	111,005	122,389	136,289	158,407	173,655	216,468	250,707	292,920
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$16.17	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87	$9.68
Value at end of period	$13.63	$16.17	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87
Number of accumulation units outstanding at end of period	115	130	1,292	1,437	1,374	139	149	155	156	660
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.43	$15.99	$15.63	$14.94	$13.35	$10.35	$10.32
Value at end of period	$19.81	$20.43	$15.99	$15.63	$14.94	$13.35	$10.35
Number of accumulation units outstanding at end of period	1,452,789	1,724,773	1,990,684	2,144,890	2,572,486	2,926,723	3,302,668
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.43	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38
Value at end of period	$34.47	$35.43	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23
Number of accumulation units outstanding at end of period	971,655	1,174,062	1,395,972	1,555,958	1,785,736	1,931,154	180,383	191,819	134,208	59,572
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.10	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09	$10.05
Value at end of period	$17.39	$19.10	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09
Number of accumulation units outstanding at end of period	552,745	665,316	798,271	900,745	806,254	439,382	11,732	8,772
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$41.33	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41
Value at end of period	$37.76	$41.33	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94
Number of accumulation units outstanding at end of period	208,706	252,740	265,446	284,932	332,251	430,258	368,212	376,891	365,999	346,672
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.63	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32	$8.25
Value at end of period	$11.20	$11.63	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32
Number of accumulation units outstanding at end of period	205,649	234,817	272,272	196,135	266,182	335,547	440,933	454,831	386,086	327,308
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.53	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38	$9.22
Value at end of period	$15.14	$16.53	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,529,257	1,764,384	1,973,849	2,138,968	2,301,439	2,606,928	2,669,437	2,825,380	3,010,618	3,290,023
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.24	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64	$9.50
Value at end of period	$15.06	$16.24	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64
Number of accumulation units outstanding at end of period	1,218,165	1,382,246	1,545,260	1,702,071	2,010,408	2,231,626	2,404,549	2,579,799	2,704,239	2,914,162
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.14	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87	$9.75
Value at end of period	$14.23	$15.14	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87
Number of accumulation units outstanding at end of period	935,218	969,519	1,100,782	1,219,821	1,411,142	1,582,121	1,675,896	1,739,307	1,802,407	1,820,200

A-2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$34.80	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73	$10.51
Value at end of period	$34.04	$34.80	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73
Number of accumulation units outstanding at end of period	73,459	96,584	94,066	66,507	69,167	67,662	49,697	47,402	26,669	27,987
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$20.48	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23	$5.64
Value at end of period	$19.53	$20.48	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23
Number of accumulation units outstanding at end of period	32,431	32,332	29,531	28,997	64,078	49,893	34,711	37,083	38,223	29,608
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$27.80	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81	$13.54
Value at end of period	$25.64	$27.80	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81
Number of accumulation units outstanding at end of period	454,701	534,085	628,390	676,554	10,887	9,973	8,149	2,126	248
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$33.77	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03	$10.04
Value at end of period	$31.64	$33.77	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03
Number of accumulation units outstanding at end of period	27,103	25,776	33,424	31,424	33,350	34,847	39,904	43,201	44,158	48,501
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.76	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15
Value at end of period	$19.48	$21.76	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51
Number of accumulation units outstanding at end of period	20,378	20,601	27,089	23,208	29,836	36,405	21,008	16,213	16,669	9,728
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.45	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99
Value at end of period	$18.80	$21.45	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75
Number of accumulation units outstanding at end of period	23,710	29,309	23,815	22,505	23,229	29,312	21,031	20,351	23,522	16,118
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$38.96	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04
Value at end of period	$32.36	$38.96	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29
Number of accumulation units outstanding at end of period	59,300	80,966	93,236	101,984	97,982	119,484	123,006	106,737	101,201	78,619
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$38.07	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93
Value at end of period	$31.64	$38.07	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02
Number of accumulation units outstanding at end of period	101,499	115,909	136,594	138,258	164,842	185,143	218,416	260,992	328,705	340,079
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.81	$10.10	$9.61	$10.02
Value at end of period	$10.62	$11.81	$10.10	$9.61
Number of accumulation units outstanding at end of period	1,859,305	2,054,774	2,308,113	2,663,273
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$12.47	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23
Value at end of period	$12.27	$12.47	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69
Number of accumulation units outstanding at end of period	280,793	311,218	309,252	310,485	341,156	398,937	414,766	553,441	646,868	608,436
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.31	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79
Value at end of period	$37.21	$38.31	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44
Number of accumulation units outstanding at end of period	180,677	206,025	245,219	302,001	363,025	399,885	437,586	554,249	630,093	667,438
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.92	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62	$10.00
Value at end of period	$11.56	$11.92	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62
Number of accumulation units outstanding at end of period	309,899	342,685	358,627	414,191	449,480	525,100	642,934	714,352	564,388	289,877
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91
Value at end of period	$13.55	$15.00	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12
Number of accumulation units outstanding at end of period	254,697	327,357	386,855	442,196	484,858	531,736	600,543	750,108	901,399	982,596
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.33	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09
Value at end of period	$16.76	$18.33	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20
Number of accumulation units outstanding at end of period	16,707	17,322	18,536	20,468	24,717	31,172	34,834	37,480	42,616	55,832
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.23	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15
Value at end of period	$24.53	$27.23	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93
Number of accumulation units outstanding at end of period	98,371	122,202	152,354	160,512	174,780	189,498	213,118	224,022	235,957	240,887
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.70	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36
Value at end of period	$18.48	$22.70	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08
Number of accumulation units outstanding at end of period	27,362	28,842	39,035	42,039	53,505	57,996	66,301	69,726	79,356	105,701

A-3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.74	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84
Value at end of period	$16.68	$17.74	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25
Number of accumulation units outstanding at end of period	153,592	175,449	224,216	245,284	311,026	360,934	369,507	3,597,970	365,098	383,940
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.86	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57
Value at end of period	$25.03	$28.86	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18
Number of accumulation units outstanding at end of period	105,932	112,381	132,285	177,076	183,477	182,147	186,569	204,360	245,969	265,010
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.03	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55
Value at end of period	$24.17	$27.03	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99
Number of accumulation units outstanding at end of period	283,779	336,774	390,876	464,652	542,943	460,512	478,310	513,414	584,506	675,826
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.18	$12.05	$10.60	$10.97	$10.06
Value at end of period	$11.77	$13.18	$12.05	$10.60	$10.97
Number of accumulation units outstanding at end of period	63,243	71,027	73,966	92,075	99,070
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77
Value at end of period	$18.55	$21.68	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53
Number of accumulation units outstanding at end of period	29,176	46,958	46,260	36,343	44,297	58,163	58,115	51,301	59,743	55,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.88	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79
Value at end of period	$17.20	$20.88	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93
Number of accumulation units outstanding at end of period	310,975	375,761	416,062	450,079	501,890	587,608	691,650	747,612	798,686	712,822
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.51	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37
Value at end of period	$32.60	$37.51	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14
Number of accumulation units outstanding at end of period	82,919	98,021	110,775	134,194	163,290	208,222	213,924	231,352	236,989	237,314
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.57	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55
Value at end of period	$23.53	$26.57	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52
Number of accumulation units outstanding at end of period	58,833	58,460	65,438	69,339	87,924	93,329	80,564	78,668	61,611	63,436
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82
Value at end of period	$25.50	$26.20	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25
Number of accumulation units outstanding at end of period	41,797	47,608	49,980	54,463	612,482	59,013	69,256	74,538	86,205	68,042
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$32.90	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97
Value at end of period	$28.21	$32.90	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14
Number of accumulation units outstanding at end of period	254,528	291,419	337,877	370,072	67,058	449,031	456,740	503,382	571,916	612,788
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$24.36	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31
Value at end of period	$24.23	$24.36	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96
Number of accumulation units outstanding at end of period	2,945,141	3,205,269	3,112,980	3,444,586	3,331,237	4,023,620	3,555,956	3,553,892	4,367,788	3,320,291
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.36	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18
Value at end of period	$20.07	$22.36	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12
Number of accumulation units outstanding at end of period	322,899	352,136	429,557	436,662	480,881	500,519	527,173	549,501	581,466	539,839
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$36.29	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09
Value at end of period	$35.45	$36.29	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83
Number of accumulation units outstanding at end of period	139,230	148,072	168,476	188,555	215,942	227,429	230,718	232,113	278,074	258,179
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.74	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24
Value at end of period	$13.38	$15.74	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87
Number of accumulation units outstanding at end of period	125,278	121,618	152,540	166,115	140,688	140,794	140,196	142,426	154,658	152,028
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$14.59	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02
Value at end of period	$12.25	$14.59	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46
Number of accumulation units outstanding at end of period	198,073	225,136	255,634	298,233	336,650	361,847	395,849	271,008	292,470	293,112
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.27	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07
Value at end of period	$13.79	$16.27	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26
Number of accumulation units outstanding at end of period	82,207	82,314	94,340	111,774	115,766	112,393	125,066	147,724	149,375	131,379

A-4

Condensed Financial Information (continued)

Separate Account Annual Charges of 2.25%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.42	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Value at end of period	$11.22	$12.42	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39
Number of accumulation units outstanding at end of period	0	0	0	7,323	16,203	16,422	16,727	27,411	27,518	27,510
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.36	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$10.09	$11.36	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	0	0	0	7,515	1,744	0	473	480	465
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.54	$10.29	$9.89	$10.50	$10.32
Value at end of period	$10.43	$11.54	$10.29	$9.89	$10.50
Number of accumulation units outstanding at end of period	0	0	0	5,426	5,428
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.24	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Value at end of period	$8.16	$8.24	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82
Number of accumulation units outstanding at end of period	0	0	0	0	7,902	7,902	7,905	8,284	10,193	26,143
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.58	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49	$9.99
Value at end of period	$16.35	$17.58	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	0	0	0	0	5,543	5,539	5,540	5,542
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.69	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$15.30	$17.69	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.07	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$15.21	$16.07	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	268
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$11.92	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Value at end of period	$11.56	$11.92	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60
Number of accumulation units outstanding at end of period	0	0	0	7,054	26,193	1,765	2,495	2,528	5,609	5,113
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.05	$9.10	$9.27	$9.62	$10.18
Value at end of period	$9.27	$11.05	$9.10	$9.27	$9.62
Number of accumulation units outstanding at end of period	0	0	0	7,526	14,210
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$14.58	$11.89	$11.82	$10.94	$11.76
Value at end of period	$12.14	$14.58	$11.89	$11.82	$10.94
Number of accumulation units outstanding at end of period	0	0	0	4,733	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.02	$15.08	$14.92	$14.44	$13.07	$10.26	$9.83
Value at end of period	$18.20	$19.02	$15.08	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	0	0	0	5,404	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$28.49	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$27.36	$28.49	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	0	0	0	10,162	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.50	$15.81	$14.23	$15.27	$15.08
Value at end of period	$15.73	$17.50	$15.81	$14.23	$15.27
Number of accumulation units outstanding at end of period	0	0	0	0	244
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.90	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.48	$14.90	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	0	0	0	76,820	80,446	80,416	88,344	88,698	89,093	94,422

A-5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.65	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.41	$14.65	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	0	0	0	25,999	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.66	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.67	$13.66	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	0	0	0	10,926	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$31.18	$24.36	$23.44	$22.33	$20.26	$16.12
Value at end of period	$30.11	$31.18	$24.36	$23.44	$22.33	$20.26
Number of accumulation units outstanding at end of period	0	0	0	1,927	1,927	491
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$24.91	$22.51	$19.97	$21.22	$19.35	$15.53
Value at end of period	$22.68	$24.91	$22.51	$19.97	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	510
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$30.26	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$27.99	$30.26	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	0	0	0	996	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Value at end of period	$17.01	$19.25	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32
Number of accumulation units outstanding at end of period	0	0	0	1,683	1,798	1,807	141	395	412	454
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.97	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Value at end of period	$16.42	$18.97	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56
Number of accumulation units outstanding at end of period	0	0	0	0	99	99	459	1,676	1,712	368
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$20.25	$18.66	$15.37	$15.89	$15.29	$12.16
Value at end of period	$16.62	$20.25	$18.66	$15.37	$15.89	$15.29
Number of accumulation units outstanding at end of period	0	0	0	5,064	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.03	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Value at end of period	$10.72	$11.03	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	952	336	329	332	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.57	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Value at end of period	$18.76	$19.57	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16
Number of accumulation units outstanding at end of period	0	0	0	0	1,867	1,821	1,399	2,725	2,371	3,490
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.68	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$10.23	$10.68	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	0	0	0	0	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.91	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$16.17	$17.91	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	220	224	340
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.67	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Value at end of period	$14.83	$16.67	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08
Number of accumulation units outstanding at end of period	0	0	0	0	7,272	7,299	7,362	7,377	7,380	13,795
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.33	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Value at end of period	$15.54	$19.33	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56
Number of accumulation units outstanding at end of period	0	0	0	0	997	997	997	997	997	997
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.26	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$13.24	$14.26	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	0	0	0	6,897	6,409	6,255	6,184	6,381	6,379	6,469

A-6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.55	$11.62	$10.35	$10.85	$10.23
Value at end of period	$11.06	$12.55	$11.62	$10.35	$10.85
Number of accumulation units outstanding at end of period	0	0	0	0	12,212
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.40	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Value at end of period	$8.47	$10.40	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	374	360	290	1,664	1,656	4,022
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.24	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Value at end of period	$17.37	$20.24	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	4,589	4,803	4,038	4,035	4,037	4,035
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.33	$20.65	$17.37	$18.45	$17.41	$15.98
Value at end of period	$20.40	$23.33	$20.65	$17.37	$18.45	$17.41
Number of accumulation units outstanding at end of period	0	0	0	0	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$18.87	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Value at end of period	$18.13	$18.87	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96
Number of accumulation units outstanding at end of period	0	0	0	0	4,652	8,670	8,669	8,765	9,423	9,575
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$19.18	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Value at end of period	$18.85	$19.18	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54
Number of accumulation units outstanding at end of period	0	0	6,064	11,733	31,768	33,935	35,769	76,964	83,740	47,549
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.13	$14.19	$12.22	$13.43	$12.78	$10.98
Value at end of period	$14.29	$16.13	$14.19	$12.22	$13.43	$12.78
Number of accumulation units outstanding at end of period	0	0	0	5,949	5,947	5,287
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.19	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$20.43	$21.19	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	0	0	0	0	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.15	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Value at end of period	$8.52	$10.15	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04
Number of accumulation units outstanding at end of period	0	0	0	0	254	240	235	617	623	5,493
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.67	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.02	$9.67	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.59	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Value at end of period	$10.54	$12.59	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93
Number of accumulation units outstanding at end of period	0	0	0	0	8,330	3,599	2,906	2,905	2,906	2,904

A-7

APPENDIX B

The Funds

The following funds are closed to new premiums and transfers. Contract owners who have value in any of the closed funds may leave their Contract Value in these investments.

Closed Funds
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Global Equity Portfolio (Class S)[16]	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Voya International Index Portfolio (Class S)
Open Funds

During the accumulation phase, you may allocate your premium payments and Contract Value to any of the open funds available under this Contract, plus any Fixed Interest Allocation that is available. The funds that are currently open and available for allocation are listed below in this appendix. You bear the entire investment risk for amounts you allocate to any fund, and you may lose your principal.

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds’ prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in them. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Room. If you received a summary prospectus for any of the funds available through your Contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered under the Contract have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Certain funds employ a managed volatility strategy. A managed volatility strategy is a strategy that is intended to reduce a fund’s overall volatility and downside risk and, thereby, help us manage the risks associated with providing certain guarantees under the Contract.

Consult with your investment professional to determine if the funds may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

[16]	This fund employs a managed volatility strategy. See the “Funds with Managed Volatility Strategies” section for more information about managed volatility funds.

B-1

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.	Class III 1.15%

Voya Balanced Income Portfolio (Formerly known as the VY® Franklin Income Portfolio) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize income while maintaining prospects for capital appreciation.	Class S 0.86%

Voya Euro STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.	Class ADV 1.29%

Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.	Class ADV 1.28%

Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.	Class T 1.38%

Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.	Class ADV 1.48%

Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.	Class S 0.54%

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Class ADV 1.13%

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.	Class S 1.17%

[17]	Gross fund expenses are before any applicable fee waivers or expense reimbursements.

B-2

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.	Class S 0.75%

Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Class S 0.80%

Voya International High Dividend Low Volatility Portfolio
 (Formerly known as the VY® Templeton Foreign Equity Portfolio)

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC
	Seeks maximum total return.	Class S 0.95%

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Class ADV 1.04%

Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.	Class ADV 1.29%

Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.	Class ADV 1.27%

Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.	Class S 1.00%

Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.	Class S 1.03%

B-3

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
Voya Retirement Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.	Class ADV 1.15%

Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.
Class ADV 1.14%

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.
Class ADV 1.13%

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.
Class ADV 1.15%

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Class S 0.79%

Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Class S 0.64%

Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Class S 0.78%

Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.	Class S 0.80%

B-4

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Class S 0.71%

Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Class S 0.72%

Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Class S 1.15%

Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.	Class S 1.17%

Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.	Class S 0.63%

VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.	Class S 1.24%

VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BlackRock Financial Management, Inc.	Seeks to maximize real return, consistent with preservation of real capital and prudent investment management.	Class S 0.83%

VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.	Class S 1.19%

VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.	Class S 1.01%

B-5

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.	Class S2 1.07%

VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.	Class S 0.89%

VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.	Class S 1.51%

VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.	Class S 1.10%

VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.	Class S 1.22%

VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.	Class S 1.00%

VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	Class S 0.89%

VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	Class S 0.89%

VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.	Class S 0.98%

B-6

Fund Name Investment Adviser/Subadviser	Investment Objective	Gross Fund Expenses[17]
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.	Class S 1.10%

VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.	Class S 1.22%

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (1) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (2) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (3) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (1) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (2) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (3) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (4) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

B-7

APPENDIX C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional Fixed Interest Allocation option offered during the accumulation phase of your variable annuity Contract. The Fixed Account, which is a segregated asset account of VIAC, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer dollar cost averaging Fixed Interest Allocations, which are six-month and one-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all Contracts or in all states and the rates for a given guaranteed interest period may vary among Contracts. We set the interest rates periodically. We may credit a different interest rate for each guaranteed interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by VIAC, as long as you do not take your money out before the maturity date for the applicable guaranteed interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a Market Value Adjustment. A Market Value Adjustment could increase or decrease your Contract Value and/or the amount you take out. A surrender charge may also apply to withdrawals from your Contract.

For Contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return your Contract for a refund as described in the Contract prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract Value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the Contract prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the guaranteed interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the guaranteed interest period is scheduled to expire.

Your Contract Value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract Value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates.

Transfers from a Fixed Interest Allocation

You may transfer your Contract Value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods or to any of the subaccounts of Separate Account B as described in the Contract prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract Value in such Fixed Interest Allocation to the Voya Government Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

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Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract Value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a Contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract Value. We will apply a Market Value Adjustment: (1) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program); and (2) if on the Annuity Start Date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the Annuity Start Date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract Value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract Value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized (hereinafter referred to as a “Withdrawal”) in order to provide the amount requested.

Effective February 13, 2018 (the “Effective Date”), your Contract was endorsed or otherwise amended to limit any negative Market Value Adjustment that we may apply to a Withdrawal from the Fixed Account. More specifically, on and after the Effective Date, we will limit future negative Market Value Adjustments that we may apply to any Withdrawals from the Fixed Account so that any such Market Value Adjustments will not cause your applicable Fixed Account value to be less than the following “Floor Guarantee”:

•	100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus
•	The amount of any Withdrawals from the Fixed Account (before applying any positive or negative Market Value Adjustments); minus
•	Any applicable surrender charges.

If your Fixed Account value after application of any Market Value Adjustment or upon any Withdrawal not subject to a Market Value Adjustment is less than the Floor Guarantee, then we will reset your applicable Fixed Account value to equal the amount of your Floor Guarantee.

In applying any Market Value Adjustment, each Fixed Interest Allocation will be considered separately – i.e., amounts allocated to the Fixed Account at different points in time, and earning different rates for different guaranteed interest periods, will be considered separately. The Floor Guarantee has no impact on any positive Market Value Adjustments that may apply to a Withdrawal from a Fixed Interest Allocation.

Additionally, on the Effective Date the GMIR for the Fixed Account is increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.

As a result of the above-referenced endorsement or amendment to the Contract, on and after the Effective Date interests in the Fixed Account are no longer securities registered under the Securities Act of 1933.

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Contract Value in the Fixed Interest Allocations

On the Contract Date, the Contract Value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the Contract Date, we calculate the amount of Contract Value in each Fixed Interest Allocation as follows:

(1)	We take the Contract Value in the Fixed Interest Allocation at the end of the preceding business day;
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day;
(3)	We add (1) and (2);
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation; and
(5)	We subtract from (4) any withdrawals, and then subtract any Contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract Value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works, including the Floor Guarantee, are included below at the end of this Appendix.

Cash Surrender Value

The Cash Surrender Value is the amount you receive when you surrender the Contract. The Cash Surrender Value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment and any surrender charge. We guarantee the Cash Surrender Value of amounts allocated to the Fixed Account will never be less than the Floor Guarantee. On any date during the accumulation phase, we calculate the Cash Surrender Value as follows: we start with your Contract Value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual Contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of one year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or fund subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each Contract Year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to six months.

Market Value Adjustment Examples with Application of the Floor Guarantee

The following examples show the application of the Floor Guarantee in relation to any negative MVA on Withdrawals from the Fixed Account.

Examples #1 and #2 use the following assumptions:

-	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
-	On the Maturity Date, the full amount invested in the Fixed Account is renewed into another 10 year guaranteed interest period;

C-3

-	A Withdrawal request is made on March 30, 2018, when the Fixed Account value is $350,000;
-	No prior Withdrawals affecting the Fixed Account have been taken;
-	A 3% GMIR applies to the Fixed Account under the Contract ;
-	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
-	Any applicable surrender charges are not applied.

Example #1: Full Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Fixed Account value after the MVA (without the Floor Guarantee).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

Step 2: Calculate the Floor Guarantee.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee on the date of the Withdrawal as a result of this calculation equals $339,330.

Step 3: Compare the result from Step 1 (the Fixed Account value after the MVA) to the result from Step 2 (the Floor Guarantee).

The amount paid will be the greater of (i) the calculated Fixed Account value after application of the MVA and (ii) the Floor Guarantee. Consequently, in this example the amount paid as a result of the full Withdrawal request is the Floor Guarantee amount of $339,330. The Floor Guarantee limits the amount of the MVA actually assessed, which is effectively -3.05% (the “Effective MVA”) instead of the normal -10%.

The Effective MVA may limit the MVA calculated under the Contract to ensure that upon full Withdrawal the net proceeds do not fall below the Floor Guarantee. The Effective MVA is calculated as follows [Floor Guarantee ÷ Fixed Account value]-1. Therefore, in this example the Effective MVA calculation is [$339,330 ÷ $350,000] – 1 = -3.05%.

Example #2: $100,000 Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken (see Example #1).

In this example, the Fixed Account value ($350,000) after application of the -10% MVA (-$35,000) equals $315,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). As a result of this calculation, the Floor Guarantee on the date of the Withdrawal equals $339,330.

Because the Floor Guarantee ($339,330) exceeds the Fixed Account value after application of the negative MVA, but does not exceed the total Fixed Account value immediately prior to the Withdrawal, the Fixed Account value ($350,000) is adjusted to equal the amount of the Floor Guarantee. In this example, the Fixed Account value is reduced by -3.05%, which is the Effective MVA actually assessed instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested plus the amount needed to cover the Effective MVA of -3.05%. The total amount withdrawn is calculated as we normally do, except that the Effective MVA percentage is used: [Withdrawal amount requested] ÷ [1 + (Effective MVA%)]. Therefore, in this example the total amount withdrawn is: [$100,000] ÷ [1 + (-3.05%)] = $103,145.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($350,000) after the $100,000 partial Withdrawal and application of the -3.05% Effective MVA (-$3,145) equals $246,855.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 3% interest annually (because the GMIR under the Contract is more than 1.5%). The Floor Guarantee immediately prior to the Withdrawal as a result of this calculation equals $339,330. This amount is reduced by the $100,000 partial Withdrawal (without taking into account the negative Effective MVA), and the Floor Guarantee after the partial Withdrawal equals $239,330.

C-4

Example #3 uses the following assumptions:

-	On May 15, 2000, $200,000 is invested in the Fixed Account with a guaranteed interest period of 10 years;
-	On the Maturity Date, a partial Withdrawal of $90,000 is taken
-	The full amount invested in the Fixed Account less the aforementioned $90,000 Withdrawal is renewed into another 10 year guaranteed interest period;
-	A $100,000 partial Withdrawal request is made on March 30, 2018, when the Fixed Account value is $150,000;
-	A 0% GMIR applies to the Fixed Account under the Contract ;
-	A 10% negative MVA would normally apply to full Withdrawal absent the Floor Guarantee; and
-	Any applicable surrender charges are not applied.

Example #3: Partial Withdrawal with a negative MVA limited by the Floor Guarantee

Step 1: Calculate the Effective MVA as if a full Withdrawal were being taken.

In this example, the Fixed Account value on the date of the second Withdrawal ($150,000) after application of the -10% MVA (-$15,000) equals $135,000.

The Floor Guarantee is calculated by accruing the $200,000 invested in the Fixed Account with 1.5% interest annually (because the GMIR under the Contract is less than 1.5%). On May 15, 2010, the Floor Guarantee is equal to $232,127. On this date, $90,000 is withdrawn and the new Floor Guarantee is $142,127, which will continue to accrue 1.5% interest annually. As a result of this calculation, the Floor Guarantee on the date of the second Withdrawal equals $159,818.

Because the Floor Guarantee ($159,818) exceeds the Fixed Account value after application of the negative MVA and also exceeds the Fixed Account value immediately prior to the Withdrawal, the Fixed Account value is reset to equal the amount of the Floor Guarantee (here, $159,818). Because the Floor Guarantee and Fixed Account value are equal, the Effective MVA actually assessed is 0% instead of the normal -10%.

Step 2: Apply the Effective MVA to the amount withdrawn as a consequence of the partial Withdrawal request.

A partial Withdrawal request for $100,000 will result in a reduction of the Fixed Account value equal to the amount requested ($100,000). No negative MVA is assessed because the Effective MVA is 0%.

Step 3: Calculate the new Fixed Account value after the partial Withdrawal and the Effective MVA.

In this example, the Fixed Account value ($159,818) after the $100,000 partial Withdrawal equals $59,818.

Step 4: Calculate the new Floor Guarantee after the partial Withdrawal.

Based on the calculation above, the Floor Guarantee immediately prior to the Withdrawal equals $159,818. When this amount is reduced by the $100,000 partial Withdrawal, the Floor Guarantee is the same as the Fixed Account value after the partial Withdrawal and application of the 0% Effective MVA, $59,818.

C-5

APPENDIX D

Surrender Charge for Excess Withdrawals Example

This example assumes the following:

•	You made an initial premium payment of $10,000;
•	You choose the standard surrender charge schedule;
•	You made additional premium payments of $10,000 in each of the second and third Contract Years (for total premium payments under the Contract of $30,000); and
•	You make a withdrawal at the beginning of the fifth Contract Year of 15% of the Contract Value, which is then $35,000.

(This example does not reflect the Premium Credits that we would otherwise add to your Contract Value based on these premium payments), In this example, $3,500 ($35,000 x .10) is the maximum Free Withdrawal Amount that you may withdraw at the beginning of the fifth Contract Year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15).

Therefore, $1,750 ($5,250 – $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

D-1

APPENDIX E

Special Funds and Excluded Funds Examples

Example #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds
End of Yr	Covered	Special	Total
0	500	500	1,000
1	535	500	1,035
2	572	500	1,072
3	613	500	1,113
4	655	500	1,155
5	701	500	1,201
6	750	500	1,250
7	803	500	1,303
8	859	500	1,359
9	919	500	1,419
10	984	500	1,484

7% MGDB if 0% invested in Special Funds
End of Yr	Covered	Special	Total
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	1,501	—	1,501
7	1,606	—	1,606
8	1,718	—	1,718
9	1,838	—	1,838
10	1,967	—	1,967

7% MGDB if 100% invested in Special Funds
End of Yr	Covered	Special	Total
0	0	1,000	1,000
1	0	1,000	1,000
2	0	1,000	1,000
3	0	1,000	1,000
4	0	1,000	1,000
5	0	1,000	1,000
6	0	1,000	1,000
7	0	1,000	1,000
8	0	1,000	1,000
9	0	1,000	1,000
10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6
End of Yr	Covered	Special	Total
0	1,000	—	1,000
1	1,070	—	1,070
2	1,145	—	1,145
3	1,225	—	1,225
4	1,311	—	1,311
5	1,403	—	1,403
6	—	1,403	1,403
7	—	1,403	1,403
8	—	1,403	1,403
9	—	1,403	1,403
10	—	1,403	1,403

7% MGDB if transferred to Covered Funds at the beginning of year 6
End of Yr	Covered	Special	Total
0	—	1,000	1,000
1	—	1,000	1,000
2	—	1,000	1,000
3	—	1,000	1,000
4	—	1,000	1,000
5	—	1,000	1,000
6	1,070	—	1,070
7	1,145	—	1,145
8	1,225	—	1,225
9	1,311	—	1,311
10	1,403	—	1,403

E-1

Example #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds
	Covered				Excluded
End of Yr	7% MGDB	AV	Death Benefit	End of Yr	7% MGDB	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600
Note:	Accumulation Values (“AV”) are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded Funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value.

E-2

Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600
Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or proportional portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).
Transfer from Excluded Funds to Covered Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	7% MGDB	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262
Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

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Example 3

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4

Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX G

LifePay Plus and Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. Because the LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the LifePay Plus Base and Contract Value before the withdrawal are $100,000 and $90,000, respectively, then the LifePay Plus Base will reduce by 3.33% ($3,000 / $90,000) to $96,667 ((1 - 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate proportional reduction to the LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent Contract Date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this Contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12% ($2,000 / ($50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the Contract Year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same Contract Year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the Contract Year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

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APPENDIX H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments
A	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.
B	Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total Contract Value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.
II.	Partial Withdrawals
A	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.
B	Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds. Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

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APPENDIX I

LifePay Plus and Joint LifePay Plus

Important Note:
The information immediately below pertains to the form of the LifePay Plus and Joint LifePay Plus riders available for sale on and after April 28, 2008 through May 1, 2009 in states where approved (page I-8 for the Joint LifePay Plus rider). If this form of the LifePay Plus or Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-15 for more information (page I-22 for the Joint LifePay Plus rider).

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider. The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility. The Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 80 (owner and Annuitant must age qualify). The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The LifePay Plus rider is subject to broker/dealer availability. Please note that the LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006, are eligible for the LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the LifePay or LifePay Plus rider, then you may be eligible to elect this version of the LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Rider Effective Date. The rider effective date is the date that coverage under the LifePay Plus rider begins. If you purchase the LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the LifePay Plus rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at Contract issue, the rider effective date is the same as the Contract Date. If the rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider.”

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

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No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the Annuitant’s death. The LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the LifePay Plus rider: on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or after the Contract Date – equal to the Contract Value on the effective date of the rider (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable Premium Credits). We refer to the LifePay Plus Base as the MGWB Base in the LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture).

Say, for example, the current Contract Value is $90,000 on a Contract with the LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume, which occurs on the next quarterly Contract anniversary following spousal continuation. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the LifePay Plus rider is added after Contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary to equal the greater of: the current LifePay Plus Base; or the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly Contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the LifePay Plus rider upon a the Annual Ratchet. You will never pay more than new issues of the LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: the current LifePay Plus Base; the current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and the LifePay Plus Base on the previous Contract anniversary, increased by 6%, plus any premiums received (excluding any applicable Premium Credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous Contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6%Compounding Step-Ups. The 6%Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6%Compounding Step-Up will not be until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the Annuitant is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

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The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 1∕2 to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59 1∕2 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the LifePay Plus Base is recalculated, for example, upon a the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchets and 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with a the Annual Ratchet as the Annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to the Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

Required Minimum Distributions. The LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the LifePay Plus Rider.

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Lifetime Automatic Periodic Benefit Status. The LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the LifePay Plus rider.).You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

If when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the Annuitant is age 59½. During this time, the LifePay Plus rider’s death benefit remains payable upon the Annuitant’s death. Also, the LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following Contract anniversary.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract Value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner. Also, a LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the Annuitant’s death.

LifePay Plus Death Benefit Base. The LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the LifePay Plus rider: on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or after the Contract Date – equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the LifePay Plus Death Benefit Base is greater than zero when the LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the Annuitant’s death. Upon the Annuitant’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the Annuitant and sole owner. At the time the Contract is continued, the LifePay Plus Base is recalculated to equal the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original Annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the LifePay Plus Base is recalculated to equal the greater of: the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated LifePay Plus Base, subject to proportional adjustment for any withdrawals before spousal continuation. Regardless, the LifePay Plus rider’s guarantees resume on the next quarterly Contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the Annuitant is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new Annuitant’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to the Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only on a quarterly Contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon any ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

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Important Note:
The below information pertains to the form of the Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-22.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider. The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract Value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, Annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the Joint LifePay Plus rider will not be issued unless the required owner, Annuitant and beneficiary designations are met, and until your Contract Value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006, are eligible for the Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the Joint LifePay or Joint LifePay Plus rider, then you may be eligible to elect this version of the Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified Contracts: joint owners must be spouses, and one of the owners the Annuitant; and for a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified Contracts, there may only be one owner who must also be the Annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified Contract. The Annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint Annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the Joint LifePay Plus rider begins. If you purchase the Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract Date. If the Joint LifePay Plus rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Joint LifePay Plus rider. There must be two Active Spouses when you purchase the Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the Annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider, including continuing the Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
•	The spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners. However, all charges for the Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

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Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at Contract issue, the rider effective date is the same as the Contract Date. If the rider is added after Contract issue, the rider effective date will be the date of the Contract’s next following quarterly Contract anniversary. A quarterly Contract anniversary occurs once each quarter of a Contract Year from the Contract Date. The charge will be assessed proportionately when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your Contract Value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the Joint LifePay Plus rider upon a the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five Contract Years. For more information about how this rider works, please see “LIVING BENEFIT RIDERS – Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider.”

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you: (1) cancel the Contract during the Contract’s free look period; (2) surrender the Contract; (3) begin the income phase and start receiving annuity payments; or (4) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the Joint LifePay Plus rider.

Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: (1) terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Joint LifePay Plus rider; or (2) die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology of the Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any Contract Year once the Lifetime Withdrawal Phase begins – we use the LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract Value would be zero) until the last Active Spouse’s death. The LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The Joint LifePay Plus rider allows for spousal continuation.

LifePay Plus Base. The LifePay Plus Base is first calculated when you purchase the Joint LifePay Plus rider: on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or after the Contract Date – equal to the Contract Value on the effective date of the rider (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable Premium Credits). We refer to the LifePay Plus Base as the MGWB Base in the Joint LifePay Plus rider.

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Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a Contract Year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the LifePay Plus Base. These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture).

Say, for example, the current Contract Value is $90,000 on a Contract with the Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract Value to $85,000, the LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a Contract Year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a proportional reduction of the LifePay Plus Base – in the same proportion as Contract Value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Interest Allocations or any Premium Credit deduction (recapture) (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same Contract Year when the Joint LifePay Plus rider is added after Contract issue are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The LifePay Plus Base is recalculated on each Contract anniversary – to equal the greater of: the current LifePay Plus Base; or the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the LifePay Plus Base is recalculated on each quarterly Contract anniversary (once each quarter of a Contract Year from the Contract Date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five Contract Years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The LifePay Plus Base is recalculated on each of the first ten Contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding Contract Year – to equal the greatest of: the current LifePay Plus Base; the current Contract Value (excluding any Premium Credits applied during the preceding 36 months); and the LifePay Plus Base on the previous Contract anniversary, increased by 6%, plus any premiums received (excluding any applicable Premium Credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous Contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not assessed proportionately. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first Contract anniversary after a full Contract Year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The 7% Compounding Step-Up is not assessed proportionately.

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Say, for example, that with a Contract purchased on January 1, 2007, the Contract Owner decides to add the Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly Contract anniversary. Because on January 1, 2008 a full Contract Year will not have elapsed since the rider effective date, the LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½. On this date, the LifePay Plus Base is recalculated to equal the greater of the current LifePay Base or the current Contract Value (excluding any Premium Credits applied during the preceding 36 months). The Lifetime Withdrawal Phase will continue until the earliest of:

•	The date annuity payments begin (see “THE ANNUITY OPTIONS”);
•	Reduction of the Contract Value to zero by an Excess Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	Surrender of the Contract;
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
•	The last Active Spouse dies.

The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract Value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any Contract Year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59 1∕2 to 64
5%	65 to 75
6%	76 to 79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59 1∕2 to 64
5%	65 to 69
6%	70 to 79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract Value (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the LifePay Plus Base will be set equal to the Contract Value (excluding any Premium Credits applied during the preceding 36 months). The greater the LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “THE ANNUITY OPTIONS.”

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Required Minimum Distributions. The Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a proportional reduction of the LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract Year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See APPENDIX G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a proportional reduction of the LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See APPENDIX G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See APPENDIX G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract Value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract Value to be reduced to zero will terminate the Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that Contract Year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract Value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the Contract anniversary on or after the youngest Active Spouse is age 59½. During this time, the Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following Contract anniversary.

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Investment Option Restrictions. While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract Value in the Fixed Allocation Funds, which depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The Joint LifePay Plus rider will not be issued until your Contract Value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. No rebalancing is necessary when Contract Value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than the specified percentage of the total Contract Value allocated among the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the LifePay Plus Base. See “LifePay Plus Base – Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

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Death of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charges assessed proportionately) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

LifePay Plus Death Benefit Base. The Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The LifePay Plus Death Benefit Base is first calculated when you purchase the Joint LifePay Plus rider: on the Contract Date – equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or after the Contract Date – equal to the Contract Value on the rider effective date (excluding any Premium Credits applied during the preceding 36 months).

The LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable Premium Credits) and subject to any withdrawal adjustments. The LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The LifePay Plus Death Benefit Base is subject to a proportional reduction for an Excess Withdrawal. Please see “LifePay Plus Base – Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the Joint LifePay Plus rider. Please note that the LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the LifePay Plus Death Benefit Base is greater than zero when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the LifePay Plus Base is recalculated to equal the greater of: the Contract Value (excluding any Premium Credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated LifePay Plus Base, subject to a proportional adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that Contract Year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract Value (excluding any Premium Credits applied during the preceding 36 months) is greater than the LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the LifePay Plus Base will be set equal to the Contract Value (excluding any Premium Credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the LifePay Plus Death Benefit Base equals the LifePay Plus Death Benefit Base before the owner’s death, subject to any proportional adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Joint LifePay Plus rider, spousal continuation of the LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the LifePay Plus rider provides for spousal continuation only on a quarterly Contract anniversary (subject to the spouse becoming the Annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant. The Joint LifePay Plus rider terminates (with the rider’s charge assessed proportionately) upon an ownership change or change of Annuitant, except for:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;

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•	For nonqualified Contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
•	For nonqualified Contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a Contract Year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than or equal to the Maximum Annual Withdrawal. We waive any surrender charges otherwise applicable to your withdrawal in a Contract Year that is less than equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract Value is reduced to zero, any periodic payments under the Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no Contract Value, none of your Contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on Contracts with the Joint LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note: The information immediately below pertains to the form of the LifePay Plus rider available for sale on and after August 20, 2007, through April 28, 2008, in states where approved.

LifePay Plus Minimum Guaranteed Withdrawal Benefit (“LifePay Plus”) Rider. The LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the LifePay Plus rider, the Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The LifePay Plus rider is available for Contracts issued on and after August 20, 2007, (subject to availability and state approvals) that do not already have a living benefit rider. The LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a Contract has been issued without it, subject to certain conditions. Contact Customer Service for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The Rider Date is the date the LifePay Plus rider becomes effective. If you purchase the LifePay Plus rider when the Contract is issued, the Rider Date is also the Contract Date.

Charge. The charge for the LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the rider and charges will begin on the next following quarterly Contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five Contract Years. You will never pay more than the maximum annual charge.

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If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the LifePay Plus rider.

Termination. The LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•	Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of Annuitant if Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly Contract anniversary following the Annuitant reaching age 59½ has not yet passed. While the LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly Contract anniversary following the Annuitant reaching age 59½, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
•	Reduction of the LifePay Plus Base to zero, at which time the rider will terminate;
•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that the withdrawals while the LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly Contract anniversary following the Annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly Contract anniversary following the Annuitant reaching age 59½. This status continues until the earliest of:

•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

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How the LifePay Plus Rider Works. The LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the LifePay Plus rider on the Contract Date, the initial LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or
•	If you purchased the LifePay Plus rider after the Contract Date, the initial LifePay Plus Base is equal to the Contract Value on the effective date of the rider (excluding any Premium Credits applied during the preceding 36 months).

During the Growth Phase, the initial LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or Premium Credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly Contract anniversary, the LifePay Plus Base is recalculated as the greater of:

•	The current LifePay Plus Base; and
•	The current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten Contract anniversaries, the LifePay Plus Base is recalculated as the greatest of:

•	The current LifePay Plus Base;
•	The current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation); and
•	The LifePay Plus Base on the previous Contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.” (Any Premium Credits applied during the preceding 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first Contract anniversary following a complete Contract Year after the Rider Date.

The LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the LifePay Plus rider (see “LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of: (1) the Contract Value; and (2) the LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the Annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%
*	If the Withdrawal Phase begins before the quarterly Contract anniversary on or after the Annuitant reaches age 59½, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly Contract anniversary on or after the Annuitant reaches age 59½, the LifePay Plus Base will automatically be reset to the current Contract Value (excluding any Premium Credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

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If the Contract’s annuity commencement date is reached, while you are in the LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, then the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and
•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Premium Credit deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Premium Credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay Plus rider, subject to the following rules:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year;
•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly Contract anniversary we will increase (or “reset”) the LifePay Plus Base to the current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation), if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the Annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract, the rider will also continue on the next quarterly Contract anniversary, provided the spouse becomes the Annuitant and sole owner. See “DEATH BENEFIT CHOICES – Continuation After Death – Spouse.

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;
•	On the date the rider is continued, the LifePay Plus Base will be reset to equal the greater of the LifePay Plus Base and the then current Contract Value;
•	The LifePay Plus charges will restart and be the same as were in effect prior to the Claim Date;
•	Ratchets, which stop on the Claim Date, are restarted, effective on the date the rider is continued;
•	Any remaining step-ups will be available, and if the rider is continued before an annual Contract anniversary when a step-up would have been available, then that step-up will be available;
•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
•	The rider’s Standard Withdrawal Benefit will be available until the quarterly Contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase;
•	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the Claim Date;
•	On the quarterly Contract anniversary that the date the rider is continued;
➢	If the surviving spouse was not the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; or

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➢	If the surviving spouse was the Annuitant before the owner’s death, then the LifePay Plus Base will be reset to the current Contract Value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider; and
•	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the Claim Date.

Effect of LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death – Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;
•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Plus Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Important Note: The information immediately below pertains to the form of the Joint LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Joint LifePay Plus”) Rider. The Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

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The maximum issue age is 80. Both spouses must meet these issue age requirements on the Contract anniversary on which the Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Joint LifePay Plus rider to be elected after a Contract has been issued without it, subject to certain conditions. Please contact Customer Service for more information. Such election must be received in good order, including owner, Annuitant, and beneficiary designations and compliance with the investment restrictions described below. The Joint LifePay Plus rider will be effective as of the following quarterly Contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay Plus rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint Annuitants are not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the Annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Joint LifePay Plus Rider Date is the date the Joint LifePay Plus rider becomes effective. If you purchase the Joint LifePay Plus rider when the Contract is issued, the Joint LifePay Plus Rider Date is also the Contract Date.

Charge. The charge for the Joint LifePay Plus rider, a living benefit, is deducted quarterly from your Contract Value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the Joint LifePay Plus Base. We deduct the charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the rider and charges will begin on the next following quarterly Contract anniversary. The charge will be assessed proportionately when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five Contract Years. You will never pay more than the maximum annual charge.

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Joint LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Joint LifePay Plus rider. These events automatically cancel the Joint LifePay Plus rider.

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Termination. The Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Joint LifePay Plus rider;
•	Die during the accumulation phase (first owner to die in the case of joint owners, or death of Annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Joint LifePay Plus rider); or
•	Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and
•	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned Contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay Plus rider. However, all charges for the Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce,” below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly Contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

•	Quarterly Contract anniversary following the youngest active spouse’s 65th birthday, provided the Contract Owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
•	Reduction of the Joint LifePay Plus Base to zero, at which time the rider will terminate;
•	The annuity commencement date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
•	The surrender or annuitization of the Contract; or
•	The death of the owner (first owner, in the case of joint owners; Annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the Annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly Contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly Contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

•	The annuity commencement date;

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•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
•	The surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners, or the Annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Joint LifePay Plus Rider Works. The Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The Joint LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay Plus rider on the Contract Date, the initial Joint LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or Premium Credit, available with your Contract); or
•	If you purchased the Joint LifePay Plus rider after the Contract Date, the initial Joint LifePay Plus Base is equal to the Contract Value on the effective date of the Joint LifePay Plus rider (excluding any Premium Credits applied during the preceding 36 months).

During the Growth Phase, the initial Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or Premium Credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly Contract anniversary, the Joint LifePay Plus Base is recalculated as the greater of:

•	The current Joint LifePay Plus Base; and
•	The current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten Contract anniversaries, the Joint LifePay Plus Base is recalculated as the greatest of:

•	The current Joint LifePay Plus Base;
•	The current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation); and
•	The Joint LifePay Plus Base on the previous Contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your Contract during the year. This is referred to as an annual “step-up.” (Any Premium Credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the Contract Date, then the first opportunity for a step-up will be on the first Contract anniversary following a complete Contract Year after the Rider Date.

The Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Joint LifePay Plus rider (see “Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

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Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the Contract Value and the Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active Spouse’s Age	Maximum Annual Withdrawal Percentage
0 to 75*	5%*
76 to 80	6%
81+	7%
*	If the Withdrawal Phase begins before the quarterly Contract anniversary on or after the younger spouse reaches age 65, withdrawals in a Contract Year up to the Maximum Annual Withdrawal will reduce the Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly Contract anniversary on or after the younger spouse reaches age 65, the Joint LifePay Plus Base will automatically be reset to the current Contract Value (excluding any Premium Credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced proportionally. This means that both the Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the Contract Value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Premium Credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Premium Credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay Plus rider, subject to the following:

•	If the Contract Owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;

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•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current Contract Year;
•	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the Joint LifePay Plus rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Joint LifePay Plus rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

The Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay Plus rider;

•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay Plus rider at the time this status begins. If both spouses are active under the Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay Plus rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly Contract anniversary we will increase (or “reset”) the Joint LifePay Plus Base to the current Contract Value (excluding any Premium Credits applied during the 36 months preceding the calculation), if the Contract Value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Joint LifePay Plus rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such investment funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay Plus rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the Annuitant) may cause the termination of the Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below:

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and Annuitant, the Joint LifePay Plus rider will remain in effect pursuant to its original terms and Joint LifePay Plus coverage and charges will continue. As of the date the Contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the Contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the Contract, Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay Plus rider terminates and Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the Annuitant. The Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;
•	Change of owner from one custodian to another custodian for the benefit of the same individual;
•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);
•	Change of owner from an individual to a custodian for the benefit of the same individual;

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•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary Contract beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Joint LifePay Plus rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

LifePay Plus and Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the Contract Value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX J

LifePay and Joint LifePay

(Available for Contracts issued through August 20, 2007,
subject to state approval.)

LifePay Minimum Guaranteed Withdrawal Benefit (“LifePay”) Rider. The LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the Annuitant, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the LifePay rider, the Annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint Annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the Annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker dealers may limit the availability of the rider to younger ages. The LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The Rider Date is the date the LifePay rider becomes effective. If you purchase the LifePay rider when the Contract is issued, the Rider Date is also the Contract Date.

Charge. The charge for the LifePay rider, a living benefit, is deducted quarterly and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the charges will still be deducted on quarterly Contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the Contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the Rider Date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the LifePay rider.

Termination. The LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
•	Die during the accumulation phase (first owner to die if there are multiple Contract Owners, or death of Annuitant if the Contract Owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the LifePay rider to terminate automatically are discussed below.

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Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

•	The Annuity Start Date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
•	The surrender or annuitization of the Contract; or
•	The death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the LifePay Rider Works. The LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the Annuity Start Date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the Annuity Start Date, whichever occurs first.

Benefits paid under the LifePay rider require the calculation of the Maximum Annual Withdrawal. The LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the LifePay rider on the Contract Date, the initial LifePay Base is equal to the initial premium, plus Premium Credits, if applicable; or
•	If you purchased the LifePay rider after the Contract Date, the initial LifePay Base is equal to the Contract Value on the effective date of the rider.

The initial LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and Premium Credits, if applicable (“eligible premiums”). The LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the LifePay rider (see “LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of: (1) the Contract Value; and (2) the LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the Annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50 to 59	4%
60 to 75	5%
76 to 80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the Annuity Start Date is reached, the rider will enter the Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

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If withdrawals in any Contract Year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract Value determined:

•	Before the withdrawal, for the excess withdrawal; and
•	After the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the LifePay rider, subject to the following rules:

•	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;
•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits other than as provided under the LifePay rider;
•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the Annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the Annuitant’s death.

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The periodic payments will begin on the last day of the first full Contract Year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract Value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five Contract Years. See Illustration 4 below.

Investment Option Restrictions. While the LifePay rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to funds other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such investment funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract Value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

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In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Death of Owner or Annuitant. The LifePay rider and charges terminate on the earlier of:

•	If the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“Claim Date”) of the owner (or in the case of joint owners, the first owner) or the Annuitant if there is a non-natural owner; or
•	The date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “DEATH BENEFIT CHOICES – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

•	The spouse is at least 50 years old on the date the Contract is continued; and
•	The spouse becomes the Annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

•	The rider will continue in the Growth Phase;
•	On the date the rider is continued, the LifePay Base will be reset to equal the greater of the LifePay Base and the then current Contract Value;
•	The LifePay charges will restart and be the same as were in effect prior to the Claim Date; and
•	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

•	The rider will continue in the Withdrawal Phase;
•	On the Contract anniversary following the date the rider is continued:
➢	If the surviving spouse was not the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract Value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the Claim Date to that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract Value to fall to zero will terminate the Contract and the rider; or
➢	If the surviving spouse was the Annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the Claim Date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract Value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the Claim Date and withdrawals may continue under the rider provisions; and
•	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the Claim Date.

Effect of LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the Annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider until the death of the Annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the Annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the Annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation as described above;
•	Change of owner from one custodian to another custodian;
•	Change of owner from a custodian for the benefit of an individual to the same individual;
•	Change of owner from an individual to a custodian for the benefit of the same individual;
•	Collateral assignments;
•	Change in trust as owner where the individual owner and the grantor of the trust are the same individual;

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•	Change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
•	Change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the LifePay rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract Value used to pay off an outstanding loan balance will reduce the LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the LifePay rider if loans are contemplated.

Taxation. For more information about the tax treatment of amounts paid to you under the LifePay Rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

Joint LifePay Minimum Guaranteed Withdrawal Benefit (“Joint LifePay”) Rider. The Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your Contract Value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the Contract anniversary on which the Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the Joint LifePay rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including owner, Annuitant, and beneficiary designations and in compliance with the investment restrictions described below. The Joint LifePay rider will be effective as of that Contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, Annuitant, and beneficiary designations are required in order to purchase the Joint LifePay rider. These designations depend upon whether the Contract is issued as a nonqualified Contract, an IRA or a custodial IRA. In all cases, the ownership, Annuitant, and beneficiary designations must allow for the surviving spouse to continue the Contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint Annuitants are not allowed. The necessary ownership, Annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned Contract, the owners must be spouses, and the Annuitant must be one of the owners. For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary and the Annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the Annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The Annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The Joint LifePay Rider Date is the date the Joint LifePay rider becomes effective. If you purchase the Joint LifePay rider when the Contract is issued, the Joint LifePay Rider Date is also the Contract Date.

Charge. The charge for the Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of Contract Value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

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We deduct the quarterly charge in arrears based on the Contract Date (Contract Year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the Contract Date. If the rider is added after Contract issue, the charges will still be deducted on quarterly Contract anniversaries, but the first charge will be assessed proportionately based on what is owed at the time the rider is added through the Contract quarter end. Similarly, the charge is assessed proportionately based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the Rider Date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your Contract Value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five Contract Years, but subject to the maximum annual charge.

If the Contract Value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see APPENDIX C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the Joint LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period (or otherwise cancel the Contract pursuant to its terms), surrender or annuitize in lieu of payments under the Joint LifePay rider. These events automatically cancel the Joint LifePay rider.

Termination. The Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

•	Terminate your Contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Joint LifePay rider;
•	Die during the accumulation phase (first owner to die in the case of joint owners, or death of Annuitant if the Contract is a custodial IRA), unless your spouse elects to continue the Contract (and your spouse is active for purposes of the Joint LifePay rider); or
•	Change the owner of the Contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, Annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

•	For nonqualified Contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an active spouse;
•	For nonqualified Contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA Contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries); and
•	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned Contracts, both Contract Owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the Joint LifePay rider. However, all charges for the Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the Contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the Joint LifePay rider is issued (the “effective date of the Joint LifePay rider”) and continues until the earliest of:

•	The Annuity Start Date;
•	Reduction of the Contract Value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

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•	Reduction of the Contract Value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
•	The surrender of the Contract; or
•	The death of the owner (first owner, in the case of joint owners, or the Annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the Contract.

As described below, certain features of the Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Joint LifePay Rider Works. The Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the Annuity Start Date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the Contract (other than investment advisory fees, as described below) or the Annuity Start Date, whichever occurs first. During the accumulation phase of the Contract, the Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the Contract, the Joint LifePay rider may only be in the Withdrawal Phase. The Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the Contract Value has been reduced to zero, the Joint Life Pay rider and Contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Benefits paid under the Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The Joint LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

•	If you purchased the Joint LifePay rider on the Contract Date, the initial Joint LifePay Base is equal to the initial premium, plus Premium Credits, if applicable; or
•	If you purchased the Joint LifePay rider after the Contract Date, the initial Joint LifePay Base is equal to the Contract Value on the effective date of the Joint LifePay rider.

The initial Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and Premium Credits, if applicable (“eligible premiums”). The Joint LifePay Base is also increased to equal the Contract Value if the Contract Value is greater than the current Joint LifePay Base, valued on each quarterly Contract anniversary after the effective date of the Joint LifePay rider during the Growth Phase. The Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract Value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Joint LifePay rider (see “Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the Contract Value and the Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55 to 64	4%
65 to 75	5%
76 to 80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the Contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

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If the Joint LifePay rider is in the Growth Phase, and the Annuity Start Date is reached, the Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a Contract Year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any Contract Year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced proportionally. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the Contract Value determined after the deduction of the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a Contract Year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Premium Credit deduction, Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Premium Credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the proportional adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific Contract Year, will not be deemed excess withdrawals in that Contract Year for purposes of the Joint LifePay rider, subject to the following:

•	If the Contract Owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal;
•	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal;
•	Any withdrawals taken in a Contract Year will count first against the Maximum Annual Withdrawal for that Contract Year;
•	Once the Maximum Annual Withdrawal for the then current Contract Year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount;
•	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal proportionally, as described above;
•	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the Contract Owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year; and
•	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase such withdrawals reduce the Joint LifePay Base proportionally, and during the Withdrawal Phase these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract Value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the Joint LifePay rider will terminate due to the proportional reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract Value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

•	The Contract will provide no further benefits (including death benefits) other than as provided under the Joint LifePay rider;

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•	No further premium payments will be accepted; and
•	Any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the Joint LifePay rider at the time this status begins. If both spouses are active under the Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Joint LifePay rider and the Contract will terminate without further value. If only one spouse is active under the Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Joint LifePay rider and the Contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken in the Contract Year when the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the Contract Value decreasing to zero), that difference will be paid immediately to the Contract Owner. The periodic payments will begin on the last day of the first full Contract Year following the date the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals, pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the Contract Value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract Year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract Year or Contract Year, as applicable.

Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the Contract Value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the Reset Effective Date. The reset option is only available when the Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the Contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the Joint LifePay rider charge will not increase for resets exercised within the first five Contract Years. See Illustration 4 below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Joint LifePay rider), we require that your Contract Value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the Contract, as described below.

While the Joint LifePay rider is in effect, there are limits on the funds to which your Contract Value may be allocated. Contract Value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract Value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds. The currently available Accepted Funds are listed in APPENDIX M. We may change these designations at any time upon 30 days’ notice to you. If a change is made, the change will apply to Contract Value allocated to such investment funds after the date of the change.

Fixed Allocation Funds. The currently available Fixed Allocation Funds are listed in APPENDIX M. You may allocate your Contract Value to one or more Fixed Allocation Funds. We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All funds available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract Value in the Fixed Allocation Funds is less than 20% of the total Contract Value allocated to the Fixed Allocation Funds and Other Funds on any Joint LifePay Rebalancing Date, we will automatically rebalance the Contract Value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done proportionally among the Other Funds and will be the last transaction processed on that date. The Joint LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

•	Receipt of additional premiums;
•	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
•	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the Joint LifePay rider if you do not wish to have your Contract Value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the Annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the Annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

•	If both spouses are in active status: If the surviving spouse elects to continue the Contract and becomes the sole owner and Annuitant, the Joint LifePay rider will remain in effect pursuant to its original terms and Joint LifePay coverage and charges will continue. As of the date the Contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the Contract Value on the date the Contract is continued. Such a reset will not count as an exercise of the Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the Contract, Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

•	If the surviving spouse is in inactive status: The Joint LifePay rider terminates and Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the Annuitant. The Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

•	Spousal continuation by an active spouse, as described above;
•	Change of owner from one custodian to another custodian for the benefit of the same individual;
•	Change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the Contract);
•	Change of owner from an individual to a custodian for the benefit of the same individual;

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•	Collateral assignments;
•	For nonqualified Contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
•	For nonqualified Contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary Contract beneficiary; and
•	Change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the Free Withdrawal Amount. However, once your Contract Value is zero, the periodic payments under the Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the Joint LifePay rider, see “FEDERAL TAX CONSIDERATIONS – Tax Consequences of Living Benefits and Enhanced Death Benefits.”

LifePay and Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $500 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $300 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $200 of surrender charges, Premium Credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the Contract Year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this Contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the Contract Year is $3,000 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the Contract Year is $1,500 net, with $0 of surrender charges, Premium Credit deduction and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the Contract Value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the Contract Value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts issued in states where LifePay is not available.)

Minimum Guaranteed Withdrawal Benefit Rider (“MGWB”). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your Contract Value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your Rider Date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

•	If you purchased the MGWB rider on the Contract Date: your premium payments received during the first two Contract Years; or
•	If you purchased the MGWB rider after the Contract Date: your Contract Value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any Contract Year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your Contract Value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the Free Withdrawal Amount will be subject to surrender charges. Once your Contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of: (1) the MGWB Withdrawal Account allocated to Covered Funds; and (2) the lesser of (a) the MGWB Withdrawal Account allocated to Excluded Funds and (b) the Contract Value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining Contract Value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds proportionally. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the Contract Value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

Once your Contract Value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds proportionally. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net Contract Value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a Contract Value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

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Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your Contract Value is greater than zero. See “WITHDRAWALS.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the Contract Value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

•	Your Contract Value is greater than zero;
•	Your MGWB Withdrawal Account is greater than zero;
•	You have not reached your latest allowable Annuity Start Date;
•	You have not elected to annuitize your Contract; and
•	You have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the Cash Surrender Value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your Contract Value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

•	Your MGWB Withdrawal Account is greater than zero;
•	You have not reached your latest allowable Annuity Start Date;
•	You have not elected to annuitize your Contract; and
•	You have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next Contract anniversary until the earliest of: (1) your Contract’s latest Annuity Start Date; (2) the death of the owner; or (3) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (1) payment of all MGWB periodic payments; (2) payment of the Commuted Value (defined below); or (3) the owner’s death.

On the Contract’s latest Annuity Start Date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your Annuity Start Date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth Contract anniversary following the Rider Date, if the Contract Value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the Contract Value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%. The Reset Option can only be elected on Contract anniversaries. If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth Contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the Contract Value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

•	We reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of Contract Value; and
•	You must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the Step-Up Benefit is limited to Contract anniversaries only. Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

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Death of Owner

Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of Annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the Contract Value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the Contract Date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first Contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider:18

As an Annual Charge[19]	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[20]
0.45% of Contract Value	0.1125% of Contract Value	1.00% of Contract Value

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

[18]	We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and proportionally on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
[19]	If you choose to reset the MGWB Rider the charge for the MGWB will increase to an annual charge of 1.00% of contract value. Please see “Minimum Reset Option” above.
[20]	If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase the charge for the MGWB rider to the maximum annual charge of 1.00% of contract value. Please see “Step-Up Benefit” above.

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The Excluded Withdrawal Account is reduced proportionally based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (“CV”) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (“EPA”) is $100,000, the Maximum Annual Withdrawal Amount (“MAW”) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced proportionally based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced proportionally based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied proportionally regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (“CV”) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced proportionally based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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APPENDIX L

State Variations

This APPENDIX L contains important state specific variations for Contracts issued in Massachusetts, Washington and
Oregon. The prospectus and this APPENDIX L provide a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

•	The Fixed Interest Allocation is not available;
•	TSA loans are not available; and
•	The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

•	The Fixed Account is not available;
•	The Minimum Guaranteed Income Benefit (“MGIB”) Rider Charge is only deducted from the subaccounts in which you are invested. No deduction will be made from the Fixed Interest Allocation; and
•	The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30, 2009. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

•	The Contract Value; and
•	The Cash Surrender Value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a proportional adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a proportional adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the Annuity Start Date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain funds, and the Fixed Account are designated as “Special Funds.”

The following investment options are designated as Special Funds: the Voya Government Liquid Assets Portfolio and the Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund. As of July 11, 2014, the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

We may, with 30 days’ notice to you, designate any fund as a Special Fund on existing Contracts with respect to new premiums added to such fund and also with respect to new transfers to such fund. Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the Contract Value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the Contract Value. The reduced mortality and expense risk charge will be applicable only during that period.

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The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit.

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

•	The Standard Death Benefit;
•	The floor; and
•	The sum of the Contract Value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contracts issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below. For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of Contract Value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a proportional adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the proportional adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value allocated to Non-Special Funds before the withdrawal. The amount of the proportional adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the Contract Value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds proportionally. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5% Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows: if you transfer Contract Value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of Contract Value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the Contract Value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above. Similarly, for Contract Value allocated directly to Special Funds, that portion of the floor will be the Contract Value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

•	The Standard Death Benefit; and
•	The Annual Ratchet Minimum Guaranteed Death Benefit.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

•	The initial premium payment;
•	Increased dollar for dollar by any premium added after issue; and
•	Adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current Contract Value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit proportionally, based on the amount withdrawn. The amount of the proportional adjustment for withdrawals will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the Contract Value of the withdrawal; and (c) is the Contract Value before withdrawal.

L-2

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain funds as “Excluded Funds.” Excluded Funds will include certain funds that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new funds as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days’ notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or Contract Value to Excluded Funds, your death benefit attributable to that allocation will equal the Contract Value of that allocation. Any guarantee of death benefit in excess of Contract Value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or Contract Value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded Funds will reduce all death benefit components for Excluded Funds proportionally. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the Contract Value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components proportionally. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

•	The charges, fees and expenses are as described in the prospectus for the applicable variable annuity Contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit. The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 2.1%.

For Contracts issued in the State of Oregon:

•	The Fixed Account is not available;
•	The Premium Credit rider is not available;
•	No subsequent premium payments may be made to the Contract after the 5th Contract anniversary;
•	Unless we consent, the Annuity Start Date must be at least ten years from the Contract Date but before the month immediately following the Annuitant’s 95th birthday; and
•	A surrender charge will not be deducted when you surrender the Contract on the Annuity Start Date.

L-3

APPENDIX M

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives® Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, LifePay, Joint LifePay, LifePay Plus and Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Voya Global Equity Portfolio
Voya Solution Moderately Aggressive Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Government Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio
VY® BlackRock Inflation Protected Bond Portfolio

M-1

STATEMENT OF ADDITIONAL INFORMATION

Introduction
Description of Voya Insurance and Annuity Company
Separate Account B of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Accumulation Unit Value
Performance Information
Other Information
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B of Voya Insurance and Annuity Company
Financial Statements of Voya Insurance and Annuity Company

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

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PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, ARCHITECT ® 333-133944.

Please Print or Type:

Name

Street Address

City, State, Zip

05/01/2019

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PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

ARCHITECT®

Deferred Combination Variable and Fixed Annuity Contract

issued by
SEPARATE ACCOUNT B
of
VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone (800) 366-0066, or access the Security and Exchange Commission’s (“SEC”) website (www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2019

Item	Page

Introduction	3
Description of Voya Insurance and Annuity Company	3
Separate Account B of Voya Insurance and Annuity Company	3
Safekeeping of Assets	3
Experts	3
Distribution of Contracts	4
Accumulation Unit Value	4
Performance Information	5
Other Information	5
Condensed Financial Information (Accumulation Unit Values)	CFI-1
Financial Statements of Separate Account B of Voya Insurance and Annuity Company	1
Financial Statements of Voya Insurance and Annuity Company	C-1

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc. (“Venerable”).  Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

Separate Account B of Voya Insurance and Annuity Company

Separate Account B was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity Contract s. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, whether or not realized, of a fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other Contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity Contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account B.

Experts

The statements of assets and liabilities of Separate Account B as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2018 and 2017, and for each of the two years in the period ended December 31, 2018, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Distribution of Contracts

The offering of Contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company. The Contracts were distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2018, 2017 and 2016 commissions paid by Voya Insurance and Annuity Company, to Directed Services LLC equaled $153,949,046, $206,293,565 and $205,433,294, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the Contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, PA 19380.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was $60,172,545, $80,362,617 and $116,527,230 for the years ended 2018, 2017 and 2016, respectively.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, Accumulation Unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV EXAMPLE 1
(1)	AUV, beginning of period	$10.00
(2)	Value of securities, beginning of period	$10.00
(3)	Change in value of securities	$0.10
(4)	Gross investment return (3) divided by (2)	0.01
(5)	Less daily mortality and expense charge	0.00004280
(6)	Less asset based administrative charge	0.00000411
(7)	Net investment return (4) minus (5) minus (6)	0.009953092
(8)	Net investment factor (1.000000) plus (7)	1.009953092
(9)	AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX) EXAMPLE 2
(1)	Initial premium payment	$1,000
(2)	AUV on effective date of purchase (see EXAMPLE 1)	$10.00
(3)	Number of units purchased (1) divided by (2)	100
(4)	AUV for valuation date following purchase (see EXAMPLE 1)	$10.09953092
(5)	Contract Value in account for valuation date following purchase (3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to Contract Owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Government Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (Contract Value divided by the Accumulation Unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for one-, five- and ten-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current Contract  charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the funds since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the funds.

Current yield for the Voya Government Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given seven-day period, less expenses accrued, and then “annualized” (i.e., assuming that the seven-day yield would be received for 52 weeks). We calculate “effective yield” for the Voya Government Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per Accumulation Unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Government Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (1) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (3) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical Contract and should be considered in light of other factors, including the investment objective of the fund and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2018, including portfolio names. Portfolio name changes after December 31, 2018 are not reflected in the following information.

Separate Account Annual Charges of 1.00%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$14.04	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60	$8.02
Value at end of period	$12.84	$14.04	$12.47	$12.13	$12.38	$12.27	$10.83	$9.95	$10.43	$9.60
Number of accumulation units outstanding at end of period	197,254	218,169	245,217	295,843	319,238	357,354	383,617	391,679	386,897	300,980
PROFUND VP BULL
Value at beginning of period	$19.62	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80	$7.15
Value at end of period	$18.23	$19.62	$16.61	$15.30	$15.52	$14.07	$10.95	$9.71	$9.81	$8.80
Number of accumulation units outstanding at end of period	6	6	7	7	7	7	7	8	8	8
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$11.12	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83	$9.14
Value at end of period	$9.20	$11.12	$9.07	$9.15	$9.69	$10.84	$8.73	$7.23	$8.83
Number of accumulation units outstanding at end of period	4,968	3,732	3,934	3,379	1,636	254	290	326	338
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.01	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07	$10.22
Value at end of period	$11.89	$14.01	$11.63	$11.95	$13.01	$14.11	$11.99	$10.51	$11.07
Number of accumulation units outstanding at end of period	284	309	337	343	212	215	245	276	286
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.87	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85	$6.10
Value at end of period	$11.58	$12.87	$10.53	$10.06	$10.42	$10.04	$8.92	$7.83	$8.23	$7.85
Number of accumulation units outstanding at end of period	409,333	481,921	537,091	587,504	89,248	89,669	73,992	73,413	98,832	80,700
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.15	$9.16	$8.78	$9.45
Value at end of period	$10.00	$11.15	$9.16	$8.78
Number of accumulation units outstanding at end of period	2,127	4,010	4,251	14,142
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.24	$10.79	$10.23	$10.73	$10.61
Value at end of period	$11.21	$12.24	$10.79	$10.23	$10.73
Number of accumulation units outstanding at end of period	9,830	11,606	13,006	15,850	27,632
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$10.22	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01	$11.09
Value at end of period	$10.25	$10.22	$10.28	$10.37	$10.48	$10.58	$10.69	$10.79	$10.90	$11.01
Number of accumulation units outstanding at end of period	1,133,295	1,134,538	1,793,783	1,648,986	1,819,432	1,802,613	1,214,498	2,007,621	1,249,425	1,800,379
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.19	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60	$9.99
Value at end of period	$18.07	$19.19	$16.18	$14.96	$15.39	$14.11	$10.95	$9.60
Number of accumulation units outstanding at end of period	858,800	995,717	1,176,821	1,255,464	1,431,611	1,638,169	1,861,059	2,034,219
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$28.08	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51	$9.72
Value at end of period	$26.49	$28.08	$23.62	$21.80	$22.39	$20.48	$15.87	$13.88	$14.09	$12.51
Number of accumulation units outstanding at end of period	187,073	224,952	266,923	294,860	330,342	368,303	312,676	356,066	321,508	319,763

Architect	CFI 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.74	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00	$10.25
Value at end of period	$17.29	$19.74	$14.31	$14.03	$14.95	$14.60	$14.20	$11.17	$13.84	$13.00
Number of accumulation units outstanding at end of period	1,254	527	578	586	736	1,686	1,743	1,741	4,120	558
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.00	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13	$8.88
Value at end of period	$20.12	$21.00	$19.97	$17.60	$18.15	$18.12	$17.33	$15.35	$14.85	$13.13
Number of accumulation units outstanding at end of period	121,710	159,324	186,114	215,764	418,815	273,058	307,408	304,544	320,099	272,773
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$28.56	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56	$9.49
Value at end of period	$26.28	$28.56	$23.21	$21.31	$21.39	$19.03	$14.49	$12.83	$13.00	$11.56
Number of accumulation units outstanding at end of period	150,966	120,233	156,481	154,986	168,664	190,574	236,018	250,633	295,031	326,723
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$33.77	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56	$10.42
Value at end of period	$28.58	$33.77	$30.11	$25.81	$26.62	$24.60	$18.51	$15.93	$16.32	$13.56
Number of accumulation units outstanding at end of period	154,036	175,647	208,805	223,849	241,287	279,177	326,344	362,547	402,584	469,864
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$32.66	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93	$10.49
Value at end of period	$28.25	$32.66	$30.10	$23.94	$25.05	$24.04	$17.07	$15.37	$15.68	$12.93
Number of accumulation units outstanding at end of period	77,375	84,959	103,312	109,847	120,220	138,074	149,345	161,576	182,934	215,411
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.07	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70	$10.62
Value at end of period	$15.78	$16.07	$15.49	$15.02	$15.13	$14.36	$14.56	$13.48	$12.69	$11.70
Number of accumulation units outstanding at end of period	4,270,275	4,902,123	5,281,824	5,409,848	6,147,901	3,643,754	4,153,615	4,343,512	4,485,423	4,474,848
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.60	$9.44	$9.50	$9.73	$10.17
Value at end of period	$9.87	$11.60	$9.44	$9.50	$9.73
Number of accumulation units outstanding at end of period	1,331,437	1,536,909	1,752,936	1,944,254	2,248,088
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.13	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68	$6.08
Value at end of period	$9.49	$11.13	$9.03	$9.07	$9.26	$9.97	$8.32	$7.09	$8.18	$7.68
Number of accumulation units outstanding at end of period	81,404	97,341	111,005	122,389	136,289	158,407	173,655	216,468	250,707	292,920
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$16.17	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87	$9.68
Value at end of period	$13.63	$16.17	$13.03	$12.78	$11.69	$12.48	$10.10	$9.48	$11.10	$9.87
Number of accumulation units outstanding at end of period	115	130	1,292	1,437	1,374	139	149	155	156	660
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.43	$15.99	$15.63	$14.94	$13.35	$10.35	$10.32
Value at end of period	$19.81	$20.43	$15.99	$15.63	$14.94	$13.35	$10.35
Number of accumulation units outstanding at end of period	1,452,789	1,724,773	1,990,684	2,144,890	2,572,486	2,926,723	3,302,668
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.43	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23	$9.38
Value at end of period	$34.47	$35.43	$27.65	$26.94	$25.64	$22.85	$17.67	$15.15	$14.97	$13.23
Number of accumulation units outstanding at end of period	971,655	1,174,062	1,395,972	1,555,958	1,785,736	1,931,154	180,383	191,819	134,208	59,572
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.10	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09	$10.05
Value at end of period	$17.39	$19.10	$17.04	$15.15	$16.05	$14.78	$11.42	$10.09
Number of accumulation units outstanding at end of period	552,745	665,316	798,271	900,745	806,254	439,382	11,732	8,772

Architect	CFI 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$41.33	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94	$11.41
Value at end of period	$37.76	$41.33	$33.46	$31.58	$31.82	$29.61	$22.71	$20.14	$20.50	$15.94
Number of accumulation units outstanding at end of period	208,706	252,740	265,446	284,932	332,251	430,258	368,212	376,891	365,999	346,672
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.63	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32	$8.25
Value at end of period	$11.20	$11.63	$10.90	$10.52	$10.71	$10.22	$9.89	$9.25	$8.89	$8.32
Number of accumulation units outstanding at end of period	205,649	234,817	272,272	196,135	266,182	335,547	440,933	454,831	386,086	327,308
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.53	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38	$9.22
Value at end of period	$15.14	$16.53	$14.31	$13.47	$13.89	$13.32	$11.34	$10.14	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,529,257	1,764,384	1,973,849	2,138,968	2,301,439	2,606,928	2,669,437	2,825,380	3,010,618	3,290,023
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.24	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64	$9.50
Value at end of period	$15.06	$16.24	$14.32	$13.54	$13.90	$13.29	$11.60	$10.50	$10.59	$9.64
Number of accumulation units outstanding at end of period	1,218,165	1,382,246	1,545,260	1,702,071	2,010,408	2,231,626	2,404,549	2,579,799	2,704,239	2,914,162
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.14	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87	$9.75
Value at end of period	$14.23	$15.14	$13.68	$13.06	$13.40	$12.87	$11.81	$10.82	$10.70	$9.87
Number of accumulation units outstanding at end of period	935,218	969,519	1,100,782	1,219,821	1,411,142	1,582,121	1,675,896	1,739,307	1,802,407	1,820,200
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$34.80	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73	$10.51
Value at end of period	$34.04	$34.80	$26.85	$25.51	$24.00	$21.50	$16.49	$14.58	$14.17	$12.73
Number of accumulation units outstanding at end of period	73,459	96,584	94,066	66,507	69,167	67,662	49,697	47,402	26,669	27,987
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$20.48	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23	$5.64
Value at end of period	$19.53	$20.48	$16.92	$15.43	$15.31	$13.74	$10.53	$9.23	$9.12	$8.23
Number of accumulation units outstanding at end of period	32,431	32,332	29,531	28,997	64,078	49,893	34,711	37,083	38,223	29,608
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$27.80	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81	$13.54
Value at end of period	$25.64	$27.80	$24.81	$21.73	$22.81	$20.53	$15.78	$13.74	$13.81
Number of accumulation units outstanding at end of period	454,701	534,085	628,390	676,554	10,887	9,973	8,149	2,126	248
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$33.77	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03	$10.04
Value at end of period	$31.64	$33.77	$27.43	$25.94	$26.41	$24.01	$17.98	$15.72	$16.24	$13.03
Number of accumulation units outstanding at end of period	27,103	25,776	33,424	31,424	33,350	34,847	39,904	43,201	44,158	48,501
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.76	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51	$6.15
Value at end of period	$19.48	$21.76	$18.68	$16.68	$17.38	$15.61	$11.78	$10.20	$10.52	$8.51
Number of accumulation units outstanding at end of period	20,378	20,601	27,089	23,208	29,836	36,405	21,008	16,213	16,669	9,728
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.45	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75	$6.99
Value at end of period	$18.80	$21.45	$19.01	$15.89	$16.86	$16.27	$11.88	$10.36	$10.92	$8.75
Number of accumulation units outstanding at end of period	23,710	29,309	23,815	22,505	23,229	29,312	21,031	20,351	23,522	16,118
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$38.96	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29	$11.04
Value at end of period	$32.36	$38.96	$33.22	$29.67	$30.31	$29.06	$21.16	$18.60	$18.69	$14.29
Number of accumulation units outstanding at end of period	59,300	80,966	93,236	101,984	97,982	119,484	123,006	106,737	101,201	78,619
Architect	CFI 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$38.07	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02	$11.93
Value at end of period	$31.64	$38.07	$34.64	$28.18	$28.76	$27.34	$20.10	$17.77	$18.44	$15.02
Number of accumulation units outstanding at end of period	101,499	115,909	136,594	138,258	164,842	185,143	218,416	260,992	328,705	340,079
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.81	$10.10	$9.61	$10.02
Value at end of period	$10.62	$11.81	$10.10	$9.61
Number of accumulation units outstanding at end of period	1,859,305	2,054,774	2,308,113	2,663,273
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$12.47	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69	$10.23
Value at end of period	$12.27	$12.47	$12.24	$12.11	$12.23	$11.71	$12.17	$11.87	$11.21	$10.69
Number of accumulation units outstanding at end of period	280,793	311,218	309,252	310,485	341,156	398,937	414,766	553,441	646,868	608,436
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.31	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44	$10.79
Value at end of period	$37.21	$38.31	$30.18	$28.95	$30.79	$29.80	$21.68	$18.30	$18.08	$14.44
Number of accumulation units outstanding at end of period	180,677	206,025	245,219	302,001	363,025	399,885	437,586	554,249	630,093	667,438
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.92	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62	$10.00
Value at end of period	$11.56	$11.92	$11.75	$11.45	$11.88	$11.70	$12.95	$12.30	$11.09	$10.62
Number of accumulation units outstanding at end of period	309,899	342,685	358,627	414,191	449,480	525,100	642,934	714,352	564,388	289,877
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.00	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12	$6.91
Value at end of period	$13.55	$15.00	$13.71	$13.76	$14.14	$12.55	$12.22	$9.82	$10.48	$9.12
Number of accumulation units outstanding at end of period	254,697	327,357	386,855	442,196	484,858	531,736	600,543	750,108	901,399	982,596
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.33	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20	$6.09
Value at end of period	$16.76	$18.33	$17.60	$17.05	$16.73	$13.01	$12.88	$11.26	$10.39	$8.20
Number of accumulation units outstanding at end of period	16,707	17,322	18,536	20,468	24,717	31,172	34,834	37,480	42,616	55,832
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$27.23	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93	$9.15
Value at end of period	$24.53	$27.23	$22.62	$21.08	$20.67	$18.51	$13.88	$12.49	$13.23	$11.93
Number of accumulation units outstanding at end of period	98,371	122,202	152,354	160,512	174,780	189,498	213,118	224,022	235,957	240,887
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$22.70	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08	$7.36
Value at end of period	$18.48	$22.70	$20.67	$16.88	$17.56	$17.00	$12.27	$10.85	$11.27	$9.08
Number of accumulation units outstanding at end of period	27,362	28,842	39,035	42,039	53,505	57,996	66,301	69,726	79,356	105,701
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.74	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25	$7.84
Value at end of period	$16.68	$17.74	$16.24	$14.18	$15.30	$14.72	$12.97	$11.63	$11.46	$10.25
Number of accumulation units outstanding at end of period	153,592	175,449	224,216	245,284	311,026	360,934	369,507	3,597,970	365,098	383,940
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$28.86	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18	$9.57
Value at end of period	$25.03	$28.86	$24.77	$21.24	$22.82	$21.12	$15.80	$13.45	$13.88	$12.18
Number of accumulation units outstanding at end of period	105,932	112,381	132,285	177,076	183,477	182,147	186,569	204,360	245,969	265,010
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.03	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99	$11.55
Value at end of period	$24.17	$27.03	$24.68	$21.68	$22.41	$20.83	$16.88	$15.16	$15.52	$13.99
Number of accumulation units outstanding at end of period	283,779	336,774	390,876	464,652	542,943	460,512	478,310	513,414	584,506	675,826
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.18	$12.05	$10.60	$10.97	$10.06
Value at end of period	$11.77	$13.18	$12.05	$10.60	$10.97
Number of accumulation units outstanding at end of period	63,243	71,027	73,966	92,075	99,070

Architect	CFI 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.68	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53	$7.77
Value at end of period	$18.55	$21.68	$19.22	$16.19	$16.85	$15.46	$11.66	$10.28	$10.62	$9.53
Number of accumulation units outstanding at end of period	29,176	46,958	46,260	36,343	44,297	58,163	58,115	51,301	59,743	55,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$20.88	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93	$8.79
Value at end of period	$17.20	$20.88	$14.74	$13.19	$15.82	$15.83	$16.96	$14.39	$17.78	$14.93
Number of accumulation units outstanding at end of period	310,975	375,761	416,062	450,079	501,890	587,608	691,650	747,612	798,686	712,822
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.51	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14	$11.37
Value at end of period	$32.60	$37.51	$33.31	$29.34	$30.56	$26.85	$20.61	$17.35	$17.21	$14.14
Number of accumulation units outstanding at end of period	82,919	98,021	110,775	134,194	163,290	208,222	213,924	231,352	236,989	237,314
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.57	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52	$7.55
Value at end of period	$23.53	$26.57	$23.22	$19.29	$20.23	$18.86	$13.71	$11.67	$11.95	$9.52
Number of accumulation units outstanding at end of period	58,833	58,460	65,438	69,339	87,924	93,329	80,564	78,668	61,611	63,436
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$26.20	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25	$8.82
Value at end of period	$25.50	$26.20	$21.04	$20.18	$19.16	$18.57	$15.70	$13.70	$12.69	$11.25
Number of accumulation units outstanding at end of period	41,797	47,608	49,980	54,463	612,482	59,013	69,256	74,538	86,205	68,042
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$32.90	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14	$10.97
Value at end of period	$28.21	$32.90	$24.41	$24.67	$24.00	$23.74	$18.90	$15.74	$17.35	$15.14
Number of accumulation units outstanding at end of period	254,528	291,419	337,877	370,072	67,058	449,031	456,740	503,382	571,916	612,788
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$24.36	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96	$8.31
Value at end of period	$24.23	$24.36	$21.37	$19.98	$19.18	$17.27	$14.28	$12.60	$12.37	$10.96
Number of accumulation units outstanding at end of period	2,945,141	3,205,269	3,112,980	3,444,586	3,331,237	4,023,620	3,555,956	3,553,892	4,367,788	3,320,291
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.36	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12	$8.18
Value at end of period	$20.07	$22.36	$19.43	$16.52	$17.92	$16.85	$13.12	$11.31	$11.52	$10.12
Number of accumulation units outstanding at end of period	322,899	352,136	429,557	436,662	480,881	500,519	527,173	549,501	581,466	539,839
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$36.29	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83	$9.09
Value at end of period	$35.45	$36.29	$27.51	$27.44	$25.08	$23.37	$16.99	$14.47	$14.81	$12.83
Number of accumulation units outstanding at end of period	139,230	148,072	168,476	188,555	215,942	227,429	230,718	232,113	278,074	258,179
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.74	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87	$7.24
Value at end of period	$13.38	$15.74	$12.43	$23.32	$12.57	$12.84	$11.34	$9.65	$11.12	$9.87
Number of accumulation units outstanding at end of period	125,278	121,618	152,540	166,115	140,688	140,794	140,196	142,426	154,658	152,028
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$14.59	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46	$8.02
Value at end of period	$12.25	$14.59	$12.08	$12.00	$12.57	$13.64	$11.48	$9.78	$11.25	$10.46
Number of accumulation units outstanding at end of period	198,073	225,136	255,634	298,233	336,650	361,847	395,849	271,008	292,470	293,112
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$16.27	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26	$7.07
Value at end of period	$13.79	$16.27	$13.90	$12.66	$13.83	$14.37	$11.11	$9.22	$9.88	$9.26
Number of accumulation units outstanding at end of period	82,207	82,314	94,340	111,774	115,766	112,393	125,066	147,724	149,375	131,379

Architect	CFI 5

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.15%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.83	$12.31	$11.99	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01
Value at end of period	$12.64	$13.83	$12.31	$11.99	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57
Number of accumulation units outstanding at end of period	2,796,778	3,182,262	3,614,504	4,223,794	4,643,007	4,979,983	5,146,006	5,394,599	5,623,571	4,790,071
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.99	$8.97	$9.06	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82	$9.74
Value at end of period	$9.07	$10.99	$8.97	$9.06	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82
Number of accumulation units outstanding at end of period	10,187	16,046	17,545	23,454	19,386	8,838	5,978	5,777	6,373	1,796
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.83	$11.51	$11.84	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27	$10.42
Value at end of period	$11.72	$13.83	$11.51	$11.84	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27
Number of accumulation units outstanding at end of period	4,190	3,618	4,674	3,610	4,304	1,523	203	205	163	165
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.68	$10.39	$9.94	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09
Value at end of period	$11.39	$12.68	$10.39	$9.94	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83
Number of accumulation units outstanding at end of period	728,356	824,307	959,415	1,132,392	432,915	462,940	536,345	575,043	608,102	608,141
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.10	$9.13	$8.76	$9.45
Value at end of period	$9.94	$11.10	$9.13	$8.76
Number of accumulation units outstanding at end of period	42,937	39,700	39,292	43,345
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.15	$10.73	$10.19	$10.70	$10.59
Value at end of period	$11.11	$12.15	$10.73	$10.19	$10.70
Number of accumulation units outstanding at end of period	271,503	359,624	393,082	462,122	520,588
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$9.20	$9.27	$9.37	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12
Value at end of period	$9.22	$9.20	$9.27	$9.37	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03
Number of accumulation units outstanding at end of period	308,579	466,162	610,925	525,630	383,451	543,897	738,860	953,252	1,147,449	2,476,616
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.99	$16.04	$14.85	$15.30	$14.05	$10.92	$9.59	$9.99
Value at end of period	$17.85	$18.99	$16.04	$14.85	$15.30	$14.05	$10.92	$9.59
Number of accumulation units outstanding at end of period	1,425,814	1,604,777	1,869,583	1,998,758	2,155,682	2,454,304	2,680,940	2,914,636
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.68	$15.74	$14.55	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55
Value at end of period	$17.60	$18.68	$15.74	$14.55	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42
Number of accumulation units outstanding at end of period	78,191	88,026	104,390	128,687	147,417	155,896	172,651	189,410	24,113	20,312
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$19.48	$14.14	$13.88	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99	$11.07
Value at end of period	$17.04	$19.48	$14.14	$13.88	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99
Number of accumulation units outstanding at end of period	11,631	16,576	17,982	23,048	20,104	24,510	24,832	27,864	39,963	18,363
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.96	$17.10	$15.10	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69
Value at end of period	$17.18	$17.96	$17.10	$15.10	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36
Number of accumulation units outstanding at end of period	82,576	93,668	128,842	111,166	114,981	115,429	132,715	100,477	83,314	15,893
Architect	CFI 6

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$19.39	$15.78	$14.51	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53
Value at end of period	$17.82	$19.39	$15.78	$14.51	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94
Number of accumulation units outstanding at end of period	29,020	133	143	1,638	2,609	2,794	3,144	3,315	3,204	3,531
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.10	$18.84	$16.18	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60
Value at end of period	$17.83	$21.10	$18.84	$16.18	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57
Number of accumulation units outstanding at end of period	1,552	2,450	2,617	2,731	2,770	2,844	5,495	7,061	7,008	11,263
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.80	$20.12	$16.02	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10
Value at end of period	$18.83	$21.80	$20.12	$16.02	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74
Number of accumulation units outstanding at end of period	38,392	40,943	42,360	43,277	44,336	45,014	47,494	48,372	50,956	51,778
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.32	$12.86	$12.49	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92
Value at end of period	$13.06	$13.32	$12.86	$12.49	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82
Number of accumulation units outstanding at end of period	5,384,215	5,849,054	6,479,368	7,116,450	7,651,154	1,564,584	1,501,842	1,486,254	1,482,306	1,215,550
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.54	$9.40	$9.47	$9.72	$10.49
Value at end of period	$9.79	$11.54	$9.40	$9.47	$9.72
Number of accumulation units outstanding at end of period	1,387,074	1,499,358	1,663,687	1,771,522	1,891,581
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.97	$8.91	$8.97	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08
Value at end of period	$9.34	$10.97	$8.91	$8.97	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66
Number of accumulation units outstanding at end of period	40,066	52,319	94,175	110,553	148,446	157,598	157,189	152,108	162,647	145,256
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.97	$12.88	$12.66	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87	$10.00
Value at end of period	$13.45	$15.97	$12.88	$12.66	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87
Number of accumulation units outstanding at end of period	6,090	7,708	9,272	24,241	5,690	5,476	4,188	5,765	6,176	172
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.25	$15.88	$15.55	$14.88	$13.31	$10.34	$9.66
Value at end of period	$19.61	$20.25	$15.88	$15.55	$14.88	$13.31	$10.34
Number of accumulation units outstanding at end of period	1,732,367	2,014,148	2,298,832	2,474,013	2,762,635	3,004,829	3,288,925
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.56	$24.67	$24.07	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47
Value at end of period	$30.66	$31.56	$24.67	$24.07	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93
Number of accumulation units outstanding at end of period	364,094	446,876	556,645	632,188	775,547	496,511	83,824	100,323	47,231	24,665
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.90	$16.88	$15.04	$15.96	$14.71	$11.39	$10.08	$10.62
Value at end of period	$17.19	$18.90	$16.88	$15.04	$15.96	$14.71	$11.39	$10.08
Number of accumulation units outstanding at end of period	340,052	403,895	502,171	572,247	346,664	98,368	22,727	31,775
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$23.17	$18.79	$17.76	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49
Value at end of period	$21.14	$23.17	$18.79	$17.76	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04
Number of accumulation units outstanding at end of period	379,273	440,061	183,724	192,774	189,846	212,168	90,949	108,234	84,744	59,341
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.48	$10.78	$10.42	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32	$8.25
Value at end of period	$11.04	$11.48	$10.78	$10.42	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32
Number of accumulation units outstanding at end of period	1,266,428	1,320,265	1,583,805	1,737,460	1,728,396	2,183,130	2,627,429	2,407,599	2,189,015	1,740,779

Architect	CFI 7

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.32	$14.16	$13.34	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38	$9.22
Value at end of period	$14.93	$16.32	$14.16	$13.34	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38
Number of accumulation units outstanding at end of period	5,215,961	5,928,369	6,794,487	7,653,997	8,049,424	8,337,100	8,617,827	8,887,788	9,009,691	8,481,818
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.04	$14.16	$13.42	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64	$9.50
Value at end of period	$14.86	$16.04	$14.16	$13.42	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64
Number of accumulation units outstanding at end of period	5,592,843	6,146,847	6,776,365	7,493,218	8,698,274	8,789,048	9,163,307	9,904,728	10,071,931	9,605,015
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.96	$13.53	$12.94	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87	$9.75
Value at end of period	$14.03	$14.96	$13.53	$12.94	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87
Number of accumulation units outstanding at end of period	4,239,923	4,699,444	5,397,635	6,222,518	6,753,324	7,053,322	7,445,674	7,788,996	8,044,823	7,871,001
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$34.35	$26.54	$25.25	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71	$10.85
Value at end of period	$33.54	$34.35	$26.54	$25.25	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71
Number of accumulation units outstanding at end of period	42,954	36,544	44,238	33,379	25,040	23,390	15,498	14,292	13,185	10,132
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.18	$16.69	$15.25	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72
Value at end of period	$19.21	$20.18	$16.69	$15.25	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21
Number of accumulation units outstanding at end of period	341,503	364,023	277,661	275,713	268,880	261,268	330,333	246,593	284,088	274,732
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$27.44	$24.52	$21.51	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53	$12.64
Value at end of period	$25.26	$27.44	$24.52	$21.51	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53
Number of accumulation units outstanding at end of period	39,423	50,183	63,377	45,601	20,100	17,698	15,740	18,421	18,106	1,829
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$33.33	$27.11	$25.68	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02	$10.43
Value at end of period	$31.18	$33.33	$27.11	$25.68	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02
Number of accumulation units outstanding at end of period	67,828	68,608	68,578	61,164	66,696	79,463	73,340	82,370	97,479	75,520
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.44	$18.43	$16.49	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14
Value at end of period	$19.17	$21.44	$18.43	$16.49	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48
Number of accumulation units outstanding at end of period	190,658	206,986	246,868	260,371	273,270	269,219	276,039	277,012	269,776	251,223
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.13	$18.76	$15.71	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98
Value at end of period	$18.50	$21.13	$18.76	$15.71	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72
Number of accumulation units outstanding at end of period	299,584	327,301	374,878	401,203	405,898	433,637	458,594	479,289	494,818	482,010
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$22.55	$20.55	$16.74	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16
Value at end of period	$18.71	$22.55	$20.55	$16.74	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01
Number of accumulation units outstanding at end of period	51,731	75,918	72,581	79,846	92,129	96,939	112,878	127,307	130,750	110,390
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.77	$10.08	$9.60	$10.02
Value at end of period	$10.57	$11.77	$10.08	$9.60
Number of accumulation units outstanding at end of period	2,502,014	2,864,387	3,125,501	3,456,061
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$12.29	$12.08	$11.97	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22
Value at end of period	$12.08	$12.29	$12.08	$11.97	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66
Number of accumulation units outstanding at end of period	682,458	675,357	683,337	715,103	741,679	651,923	676,040	699,933	689,110	643,851
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.86	$17.25	$16.56	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24
Value at end of period	$21.19	$21.86	$17.25	$16.56	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34
Number of accumulation units outstanding at end of period	169,832	190,736	210,489	247,126	287,839	292,395	319,077	317,632	368,534	342,130

Architect	CFI 8

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.77	$11.61	$11.34	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61	$9.97
Value at end of period	$11.39	$11.77	$11.61	$11.34	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61
Number of accumulation units outstanding at end of period	288,128	294,153	332,271	343,304	347,009	528,015	552,496	591,793	449,421	217,843
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.43	$12.30	$12.36	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27
Value at end of period	$12.11	$13.43	$12.30	$12.36	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27
Number of accumulation units outstanding at end of period	97,635	108,690	123,291	137,771	160,210	171,921	181,822	201,458	219,671	238,945
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$20.01	$19.24	$18.67	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74
Value at end of period	$18.26	$20.01	$19.24	$18.67	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06
Number of accumulation units outstanding at end of period	6,335	7,458	7,896	8,168	8,508	9,006	10,105	10,764	11,052	12,025
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.62	$15.49	$14.46	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35
Value at end of period	$16.75	$18.62	$15.49	$14.46	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26
Number of accumulation units outstanding at end of period	188,619	222,102	263,177	316,195	333,059	385,361	427,988	477,083	582,365	511,757
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$21.59	$19.69	$16.10	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10
Value at end of period	$17.55	$21.59	$19.69	$16.10	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75
Number of accumulation units outstanding at end of period	44,180	51,171	64,011	71,191	83,467	84,328	110,607	123,084	142,474	148,750
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$14.60	$12.77	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13
Value at end of period	$14.95	$15.93	$14.60	$12.77	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31
Number of accumulation units outstanding at end of period	419,874	484,135	622,802	727,055	855,246	894,810	939,482	932,258	907,465	751,209
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.50	$16.76	$14.40	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55
Value at end of period	$16.88	$19.50	$16.76	$14.40	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33
Number of accumulation units outstanding at end of period	117,089	113,064	124,866	153,630	206,654	158,600	139,727	146,146	150,932	136,837
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.71	$16.19	$14.25	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67
Value at end of period	$15.81	$17.71	$16.19	$14.25	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28
Number of accumulation units outstanding at end of period	389,601	433,706	527,510	583,206	646,051	219,938	158,863	177,751	156,537	135,519
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$13.10	$12.00	$10.57	$10.96	$10.25
Value at end of period	$11.68	$13.10	$12.00	$10.57	$10.96
Number of accumulation units outstanding at end of period	1,578,590	1,837,050	2,162,202	2,475,061	2,692,316
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$16.81	$14.18	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88
Value at end of period	$16.17	$18.93	$16.81	$14.18	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42
Number of accumulation units outstanding at end of period	422,936	481,430	113,425	153,777	122,922	121,390	141,906	151,564	138,296	108,809
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.62	$8.22	$7.36	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96
Value at end of period	$9.56	$11.62	$8.22	$7.36	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41
Number of accumulation units outstanding at end of period	363,653	395,144	447,582	542,731	547,849	565,528	573,306	550,187	533,362	604,383
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$22.53	$20.04	$17.68	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92
Value at end of period	$19.56	$22.53	$20.04	$17.68	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60
Number of accumulation units outstanding at end of period	119,265	139,788	163,255	177,237	207,000	225,601	211,195	219,916	213,380	200,210
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.06	$22.81	$18.98	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51
Value at end of period	$23.05	$26.06	$22.81	$18.98	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45
Number of accumulation units outstanding at end of period	125,852	126,468	150,258	162,621	154,653	154,925	132,773	120,692	82,208	50,844
Architect	CFI 9

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$21.08	$16.94	$16.28	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19
Value at end of period	$20.48	$21.08	$16.94	$16.28	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16
Number of accumulation units outstanding at end of period	260,092	291,690	584,694	564,271	612,482	459,016	455,590	445,024	449,043	366,477
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$18.30	$13.60	$13.76	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19
Value at end of period	$15.67	$18.30	$13.60	$13.76	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52
Number of accumulation units outstanding at end of period	429,115	496,013	77,982	109,392	119,570	106,530	138,404	141,436	143,559	167,944
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.43	$18.83	$17.63	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41
Value at end of period	$21.29	$21.43	$18.83	$17.63	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76
Number of accumulation units outstanding at end of period	1,648,654	1,855,726	1,983,644	2,026,925	2,114,804	2,045,357	2,112,702	2,069,695	2,095,671	1,839,310
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.01	$15.68	$13.35	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68
Value at end of period	$16.15	$18.01	$15.68	$13.35	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26
Number of accumulation units outstanding at end of period	263,339	302,981	840,285	831,656	863,393	618,738	639,927	621,098	552,175	476,075
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.67	$17.97	$17.95	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01
Value at end of period	$23.08	$23.67	$17.97	$17.95	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47
Number of accumulation units outstanding at end of period	194,907	216,937	215,354	256,657	263,192	200,340	226,914	100,096	101,874	68,298
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.34	$8.97	$8.91	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29
Value at end of period	$9.63	$11.34	$8.97	$8.91	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20
Number of accumulation units outstanding at end of period	227,896	232,722	224,330	300,112	196,818	180,471	169,420	183,694	173,358	188,261
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.80	$8.95	$8.91	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02
Value at end of period	$9.06	$10.80	$8.95	$8.91	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84
Number of accumulation units outstanding at end of period	393,195	413,586	483,578	577,710	614,520	659,764	692,518	277,776	317,207	247,824
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.07	$12.04	$10.98	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20
Value at end of period	$11.91	$14.07	$12.04	$10.98	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10
Number of accumulation units outstanding at end of period	98,179	103,845	197,634	235,166	268,013	476,765	508,158	574,989	591,741	560,837

Separate Account Annual Charges of 1.25%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.70	$12.20	$11.90	$12.17	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00
Value at end of period	$12.50	$13.70	$12.20	$11.90	$12.17	$12.09	$10.70	$9.86	$10.36	$9.55
Number of accumulation units outstanding at end of period	39,570	46,104	62,710	84,943	97,304	93,208	126,796	133,680	109,103	45,478
PROFUND VP BULL
(Funds were first received in this option during September 2012)
Value at beginning of period	$17.13	$14.54	$13.42	$13.65	$12.40	$9.68	$9.94
Value at end of period	$15.88	$17.13	$14.54	$13.42	$13.65	$12.40	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,752	2,766
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.80	$2.07	$2.21	$2.28	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68
Value at end of period	$1.85	$1.80	$2.07	$2.21	$2.28	$3.30	$2.87	$3.13	$5.06	$6.11
Number of accumulation units outstanding at end of period	148	149	149	150	2,622	5,755	12,632	8,180	6,149	6,889
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.89	$8.91	$9.01	$9.57	$10.72	$8.66	$7.19	$8.81	$9.81	$9.99
Value at end of period	$8.99	$10.89	$8.91	$9.01	$9.57	$10.72	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	406	407	8,112	10,182	4,301	4,739	2,551	934	0	1,284

Architect	CFI 10

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.72	$11.42	$11.76	$12.84	$13.96	$11.89	$10.45	$11.04	$10.27	$10.28
Value at end of period	$11.61	$13.72	$11.42	$11.76	$12.84	$13.96	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	3,106	1,324	1,325	1,325	1,324	1,324	0	71	0	498
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.55	$10.30	$9.86	$10.24	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09
Value at end of period	$11.27	$12.55	$10.30	$9.86	$10.24	$9.89	$8.81	$7.75	$8.16	$7.81
Number of accumulation units outstanding at end of period	97,539	117,241	144,896	165,852	22,124	19,880	29,742	44,878	31,323	44,930
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.07	$9.12	$8.76	$9.45
Value at end of period	$9.90	$11.07	$9.12	$8.76
Number of accumulation units outstanding at end of period	627	727	2,277	3,093
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.09	$10.69	$10.16	$10.68	$10.58
Value at end of period	$11.05	$12.09	$10.69	$10.16	$10.68
Number of accumulation units outstanding at end of period	8,226	8,453	10,364	14,364	18,854
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.90	$16.04	$16.23	$16.43	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65
Value at end of period	$15.92	$15.90	$16.04	$16.23	$16.43	$16.63	$16.84	$17.06	$17.26	$17.48
Number of accumulation units outstanding at end of period	202,083	311,235	332,911	305,811	311,863	432,212	432,333	495,767	654,563	823,111
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.86	$15.94	$14.78	$15.24	$14.01	$10.90	$9.58	$9.99
Value at end of period	$17.71	$18.86	$15.94	$14.78	$15.24	$14.01	$10.90	$9.58
Number of accumulation units outstanding at end of period	209,064	270,261	351,463	408,515	523,130	624,045	777,920	1,026,100
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.27	$14.57	$13.48	$13.88	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11
Value at end of period	$16.26	$17.27	$14.57	$13.48	$13.88	$12.72	$9.89	$8.67	$8.82	$7.85
Number of accumulation units outstanding at end of period	67,493	84,304	125,992	139,901	149,992	189,762	203,583	242,256	166,429	179,700
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$19.31	$14.03	$13.79	$14.74	$14.43	$14.07	$11.10	$13.78	$12.98	$10.86
Value at end of period	$16.87	$19.31	$14.03	$13.79	$14.74	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	3,625	3,471	10,376	16,758	4,719	5,457	7,064	8,328	28,020	9,425
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.58	$20.58	$18.18	$18.79	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33
Value at end of period	$20.63	$21.58	$20.58	$18.18	$18.79	$18.81	$18.03	$16.01	$15.53	$13.76
Number of accumulation units outstanding at end of period	57,161	64,240	97,756	120,073	150,407	154,674	178,151	201,810	181,198	184,808
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.64	$17.62	$16.23	$16.33	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35
Value at end of period	$19.86	$21.64	$17.62	$16.23	$16.33	$14.56	$11.12	$9.87	$10.02	$8.93
Number of accumulation units outstanding at end of period	23,524	14,353	15,887	17,575	25,471	32,381	41,733	65,532	49,367	76,821
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$30.34	$27.12	$23.30	$24.09	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57
Value at end of period	$25.61	$30.34	$27.12	$23.30	$24.09	$22.32	$16.84	$14.53	$14.92	$12.43
Number of accumulation units outstanding at end of period	14,661	17,446	20,595	24,270	29,348	38,751	50,984	82,774	81,101	94,168
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$29.07	$26.86	$21.42	$22.47	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55
Value at end of period	$25.09	$29.07	$26.86	$21.42	$22.47	$21.62	$15.39	$13.89	$14.21	$11.75
Number of accumulation units outstanding at end of period	6,767	8,705	10,553	13,768	16,326	24,379	33,413	57,544	60,478	72,831
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.71	$16.15	$15.70	$15.86	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30
Value at end of period	$16.37	$16.71	$16.15	$15.70	$15.86	$15.08	$15.33	$14.23	$13.43	$12.42
Number of accumulation units outstanding at end of period	353,343	431,061	576,929	619,303	769,986	285,265	337,270	339,798	374,616	399,908

Architect	CFI 11

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.49	$9.37	$9.45	$9.71	$10.19
Value at end of period	$9.75	$11.49	$9.37	$9.45	$9.71
Number of accumulation units outstanding at end of period	185,969	228,765	271,588	291,408	367,345
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.86	$8.83	$8.90	$9.11	$9.83	$8.22	$7.02	$8.12	$7.64	$7.05
Value at end of period	$9.24	$10.86	$8.83	$8.90	$9.11	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	549	3,187	5,761	8,245	10,241	13,923	17,070	28,671	27,888	35,562
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.84	$12.79	$12.58	$11.53	$12.35	$10.02	$9.43	$11.07	$9.76
Value at end of period	$13.32	$15.84	$12.79	$12.58	$11.53	$12.35	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	706	788	937	17,536	17,545	1,907	181	261	186
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$20.14	$15.81	$15.49	$14.84	$13.29	$10.33	$9.69
Value at end of period	$19.47	$20.14	$15.81	$15.49	$14.84	$13.29	$10.33
Number of accumulation units outstanding at end of period	289,106	338,109	443,639	499,779	612,144	740,168	910,276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.72	$25.60	$25.00	$23.86	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86
Value at end of period	$31.75	$32.72	$25.60	$25.00	$23.86	$21.31	$16.52	$14.20	$14.07	$12.47
Number of accumulation units outstanding at end of period	132,032	172,967	234,322	277,448	326,475	252,105	44,021	43,272	19,306	8,260
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.77	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07	$10.05
Value at end of period	$17.05	$18.77	$16.78	$14.96	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	117,308	146,402	181,208	212,480	225,827	148,442	28,371	31,803
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$23.57	$19.13	$18.10	$18.29	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66
Value at end of period	$21.48	$23.57	$19.13	$18.10	$18.29	$17.06	$13.12	$11.66	$11.90	$9.27
Number of accumulation units outstanding at end of period	115,747	142,794	80,166	89,330	102,361	125,091	93,137	115,862	130,284	164,493
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.39	$10.70	$10.35	$10.57	$10.11	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.94	$11.39	$10.70	$10.35	$10.57	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	148,857	225,596	255,493	256,570	220,567	225,905	267,335	218,623	313,416	177,020
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.19	$14.05	$13.26	$13.71	$13.18	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$14.79	$16.19	$14.05	$13.26	$13.71	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	582,680	667,634	811,015	912,167	1,043,824	1,371,454	1,572,082	1,712,415	2,198,626	2,496,597
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.91	$14.06	$13.33	$13.72	$13.15	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$14.72	$15.91	$14.06	$13.33	$13.72	$13.15	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	632,237	802,590	953,035	1,082,646	1,458,338	1,728,534	2,081,342	2,214,578	2,602,054	2,859,154
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.83	$13.43	$12.86	$13.23	$12.73	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$13.90	$14.83	$13.43	$12.86	$13.23	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	522,757	586,330	656,649	760,885	881,829	1,029,267	1,267,525	1,378,837	1,436,677	1,531,154
Architect	CFI 12

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$34.05	$26.33	$25.08	$23.66	$21.24	$16.34	$14.48	$14.11	$12.70	$10.85
Value at end of period	$33.21	$34.05	$26.33	$25.08	$23.66	$21.24	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	28,082	25,183	34,782	37,886	37,476	46,337	44,068	43,898	28,032	31,979
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.98	$16.55	$15.13	$15.05	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Value at end of period	$19.00	$19.98	$16.55	$15.13	$15.05	$13.54	$10.40	$9.14	$9.06	$8.19
Number of accumulation units outstanding at end of period	60,319	79,511	108,639	105,746	113,941	213,344	194,260	236,511	231,934	404,145
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$27.20	$24.33	$21.37	$22.48	$20.29	$15.63	$13.65	$13.75	$12.53	$10.80
Value at end of period	$25.02	$27.20	$24.33	$21.37	$22.48	$20.29	$15.63	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	28,806	31,723	37,826	42,591	26,209	30,825	47,196	54,039	57,219	56,116
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$33.04	$26.90	$25.51	$26.03	$23.73	$17.81	$15.62	$16.17	$13.01	$10.83
Value at end of period	$30.87	$33.04	$26.90	$25.51	$26.03	$23.73	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	26,314	28,770	32,759	37,288	34,340	45,034	53,479	59,173	80,860	97,790
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$21.23	$18.27	$16.36	$17.09	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Value at end of period	$18.96	$21.23	$18.27	$16.36	$17.09	$15.39	$11.64	$10.10	$10.44	$8.47
Number of accumulation units outstanding at end of period	17,953	20,760	27,806	23,746	23,563	90,428	44,333	49,569	19,620	13,324
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.93	$18.59	$15.58	$16.57	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98
Value at end of period	$18.30	$20.93	$18.59	$15.58	$16.57	$16.04	$11.73	$10.26	$10.84	$8.71
Number of accumulation units outstanding at end of period	16,522	15,303	18,894	15,982	25,112	106,649	31,564	43,607	48,577	40,797
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.80	$16.93	$15.16	$15.52	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74
Value at end of period	$16.41	$19.80	$16.93	$15.16	$15.52	$14.92	$10.89	$9.60	$9.67	$7.41
Number of accumulation units outstanding at end of period	10,909	11,344	11,571	14,318	15,811	19,736	19,245	16,849	18,978	19,495
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$22.33	$20.37	$16.61	$17.00	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16
Value at end of period	$18.51	$22.33	$20.37	$16.61	$17.00	$16.20	$11.94	$10.58	$11.01	$8.99
Number of accumulation units outstanding at end of period	7,566	6,538	6,009	6,544	8,294	18,609	30,844	36,646	25,619	15,014
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.75	$10.07	$9.60	$10.03
Value at end of period	$10.54	$11.75	$10.07	$9.60
Number of accumulation units outstanding at end of period	247,637	297,334	374,885	456,365
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$12.17	$11.97	$11.87	$12.02	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Value at end of period	$11.95	$12.17	$11.97	$11.87	$12.02	$11.54	$12.03	$11.76	$11.13	$10.64
Number of accumulation units outstanding at end of period	16,638	23,484	39,829	42,577	43,646	54,312	62,663	83,355	91,062	87,442
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$26.46	$20.90	$20.09	$21.42	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62
Value at end of period	$25.63	$26.46	$20.90	$20.09	$21.42	$20.79	$15.16	$12.83	$12.71	$10.18
Number of accumulation units outstanding at end of period	21,413	28,363	33,583	40,581	50,621	74,992	83,063	94,226	96,813	104,384
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.66	$11.52	$11.26	$11.71	$11.56	$12.83	$12.21	$11.04	$10.60	$9.97
Value at end of period	$11.28	$11.66	$11.52	$11.26	$11.71	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	29,424	49,604	33,242	36,880	36,516	78,265	209,102	127,882	142,911	37,847
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.37	$14.09	$14.18	$14.60	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24
Value at end of period	$13.85	$15.37	$14.09	$14.18	$14.60	$12.99	$12.68	$10.22	$10.93	$9.54
Number of accumulation units outstanding at end of period	22,008	28,407	31,433	41,277	45,891	49,639	48,915	60,194	84,455	89,612

Architect	CFI 13

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$120.51	$116.02	$112.70	$110.86	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99
Value at end of period	$109.89	$120.51	$116.02	$112.70	$110.86	$86.44	$85.76	$75.17	$69.52	$55.00
Number of accumulation units outstanding at end of period	6,294	7,785	8,955	10,593	12,305	15,365	21,651	27,477	31,594	42,205
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.01	$16.66	$15.57	$15.31	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88
Value at end of period	$17.98	$20.01	$16.66	$15.57	$15.31	$13.74	$10.33	$9.31	$9.90	$8.94
Number of accumulation units outstanding at end of period	44,533	52,952	60,420	63,872	79,298	100,693	115,289	123,908	150,779	157,889
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.09	$18.34	$15.01	$15.66	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66
Value at end of period	$16.31	$20.09	$18.34	$15.01	$15.66	$15.20	$11.00	$9.75	$10.15	$8.20
Number of accumulation units outstanding at end of period	8,088	18,045	20,321	24,972	27,626	36,108	46,327	51,720	59,404	70,614
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.13	$15.72	$13.76	$14.89	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74
Value at end of period	$16.07	$17.13	$15.72	$13.76	$14.89	$14.36	$12.68	$11.40	$11.26	$10.10
Number of accumulation units outstanding at end of period	121,413	170,082	199,118	241,278	285,627	251,082	255,616	298,671	240,604	254,733
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.70	$22.98	$19.75	$21.27	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06
Value at end of period	$23.10	$26.70	$22.98	$19.75	$21.27	$19.74	$14.81	$12.64	$13.07	$11.49
Number of accumulation units outstanding at end of period	19,343	23,127	48,824	54,396	69,672	86,589	82,680	105,906	126,971	129,999
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.26	$19.46	$17.14	$17.76	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29
Value at end of period	$18.96	$21.26	$19.46	$17.14	$17.76	$16.55	$13.45	$12.10	$12.42	$11.23
Number of accumulation units outstanding at end of period	132,510	154,079	174,593	205,507	246,792	103,618	96,503	118,187	105,571	113,622
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.05	$11.96	$10.55	$10.95	$10.24
Value at end of period	$11.63	$13.05	$11.96	$10.55	$10.95
Number of accumulation units outstanding at end of period	39,247	41,299	44,058	49,997	45,909
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$60.45	$53.75	$45.39	$47.35	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16
Value at end of period	$51.59	$60.45	$53.75	$45.39	$47.35	$43.54	$32.93	$29.11	$30.13	$27.12
Number of accumulation units outstanding at end of period	20,424	29,227	34,980	40,565	46,101	56,647	68,690	87,579	111,833	141,131
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.84	$20.42	$18.31	$22.02	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42
Value at end of period	$23.71	$28.84	$20.42	$18.31	$22.02	$22.09	$23.74	$20.18	$25.00	$21.05
Number of accumulation units outstanding at end of period	39,942	51,427	58,434	71,450	82,393	101,672	110,229	113,267	135,772	157,198
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.77	$30.95	$27.33	$28.54	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78
Value at end of period	$30.14	$34.77	$30.95	$27.33	$28.54	$25.14	$19.35	$16.33	$16.24	$13.37
Number of accumulation units outstanding at end of period	12,816	14,049	16,324	18,337	27,242	35,674	47,088	80,922	59,613	54,776
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.25	$30.89	$25.72	$27.04	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25
Value at end of period	$31.14	$35.25	$30.89	$25.72	$27.04	$25.27	$18.42	$15.71	$16.13	$12.89
Number of accumulation units outstanding at end of period	35,382	37,008	40,018	42,178	44,222	62,367	68,963	82,903	71,558	65,391
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$35.91	$28.90	$27.79	$26.46	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36
Value at end of period	$34.86	$35.91	$28.90	$27.79	$26.46	$25.70	$21.79	$19.06	$17.70	$15.73
Number of accumulation units outstanding at end of period	18,156	23,925	19,439	32,933	37,826	42,761	42,688	59,377	50,786	43,937
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$30.34	$22.57	$22.86	$22.30	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35
Value at end of period	$25.95	$30.34	$22.57	$22.86	$22.30	$22.12	$17.66	$14.74	$16.29	$14.24
Number of accumulation units outstanding at end of period	19,679	25,257	27,399	32,923	44,530	60,630	68,437	82,783	81,946	88,907
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$103.59	$91.14	$85.42	$82.20	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14
Value at end of period	$102.82	$103.59	$91.14	$85.42	$82.20	$74.22	$61.50	$54.41	$53.54	$47.55
Number of accumulation units outstanding at end of period	82,988	96,005	88,204	105,490	133,529	139,832	163,738	176,320	193,449	219,556

Architect	CFI 14

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$61.02	$53.16	$45.32	$49.30	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85
Value at end of period	$54.64	$61.02	$53.16	$45.32	$49.30	$46.46	$36.26	$31.33	$32.01	$28.20
Number of accumulation units outstanding at end of period	23,974	29,334	34,616	39,226	47,009	80,564	99,697	136,499	135,743	157,777
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.63	$17.20	$17.20	$15.76	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80
Value at end of period	$22.05	$22.63	$17.20	$17.20	$15.76	$14.72	$10.73	$9.16	$9.40	$8.16
Number of accumulation units outstanding at end of period	15,472	17,935	23,090	42,035	41,523	60,869	56,098	44,457	24,295	23,559
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.20	$15.20	$15.11	$15.44	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04
Value at end of period	$16.28	$19.20	$15.20	$15.11	$15.44	$15.81	$14.01	$11.94	$13.80	$12.28
Number of accumulation units outstanding at end of period	28,199	33,771	36,650	49,327	46,208	48,851	57,225	65,828	70,471	89,629
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.29	$11.03	$10.99	$11.54	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47
Value at end of period	$11.13	$13.29	$11.03	$10.99	$11.54	$12.55	$10.59	$9.04	$10.43	$9.73
Number of accumulation units outstanding at end of period	72,479	84,296	100,526	120,582	140,723	174,724	201,563	88,235	98,706	101,897
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.60	$31.35	$28.63	$31.36	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27
Value at end of period	$30.96	$36.60	$31.35	$28.63	$31.36	$32.67	$25.32	$21.06	$22.62	$21.26
Number of accumulation units outstanding at end of period	27,684	32,199	36,471	43,345	56,470	75,507	83,684	96,897	109,196	123,651
Separate Account Annual Charges of 1.40%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Value at end of period	$12.30	$13.50	$12.04	$11.76	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53
Number of accumulation units outstanding at end of period	6,119,983	6,996,515	8,664,609	10,146,226	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221
PROFUND VP BULL
Value at beginning of period	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31
Value at end of period	$15.46	$16.70	$14.19	$13.13	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74
Number of accumulation units outstanding at end of period	19,096	24,959	30,950	37,080	40,009	64,161	80,226	96,088	119,978	139,938
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64
Value at end of period	$1.81	$1.76	$2.03	$2.17	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05
Number of accumulation units outstanding at end of period	136,956	141,338	185,734	203,341	238,818	238,813	266,658	270,919	290,517	316,599
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$8.87	$10.76	$8.81	$8.92	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	206,316	313,873	314,826	436,191	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$11.45	$13.55	$11.30	$11.65	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	57,798	62,938	65,179	99,064	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Value at end of period	$11.08	$12.37	$10.16	$9.74	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79
Number of accumulation units outstanding at end of period	5,596,520	6,479,748	7,999,553	9,507,797	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.02	$9.09	$8.75	$9.45
Value at end of period	$9.84	$11.02	$9.09	$8.75
Number of accumulation units outstanding at end of period	363,133	451,551	540,000	785,892

Architect	CFI 15

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.01	$10.63	$10.12	$10.66	$10.41	$10.20
Value at end of period	$10.95	$12.01	$10.63	$10.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	2,165,590	2,646,948	3,586,276	4,487,470	5,157,399	2,055,521
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12
Value at end of period	$15.21	$15.22	$15.37	$15.58	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94
Number of accumulation units outstanding at end of period	3,183,266	2,974,048	4,119,413	4,627,796	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57	$9.99
Value at end of period	$17.50	$18.66	$15.80	$14.66	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	6,132,481	7,224,237	9,534,437	11,357,787	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10
Value at end of period	$15.98	$17.01	$14.37	$13.31	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82
Number of accumulation units outstanding at end of period	2,565,547	2,957,464	3,989,857	4,805,989	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$16.62	$19.06	$13.87	$13.65	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	160,449	193,448	238,848	284,964	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26
Value at end of period	$20.17	$21.14	$20.18	$17.86	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65
Number of accumulation units outstanding at end of period	1,229,790	1,460,783	1,919,763	2,333,369	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27
Value at end of period	$19.34	$21.10	$17.21	$15.87	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82
Number of accumulation units outstanding at end of period	547,654	268,013	434,908	502,867	611,588	718,974	816,038	939,728	1,008,074	1,178,124
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44
Value at end of period	$22.24	$26.39	$23.62	$20.33	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94
Number of accumulation units outstanding at end of period	281,345	304,281	535,541	606,003	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
Value at beginning of period	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37
Value at end of period	$21.65	$25.13	$23.25	$18.57	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28
Number of accumulation units outstanding at end of period	213,332	241,436	393,989	471,739	590,078	701,737	824,353	906,059	987,422	1,101,850
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19
Value at end of period	$15.96	$16.32	$15.80	$15.38	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28
Number of accumulation units outstanding at end of period	21,150,013	24,021,783	28,010,382	32,021,473	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$11.42	$9.33	$9.43	$9.70	$10.41
Value at end of period	$9.67	$11.42	$9.33	$9.43	$9.70
Number of accumulation units outstanding at end of period	7,470,529	8,473,575	10,918,223	12,820,021	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Value at end of period	$9.09	$10.70	$8.72	$8.79	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	289,281	348,186	475,607	558,185	670,510	985,325	849,883	818,658	1,156,598	1,391,858

Architect	CFI 16

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$13.14	$15.64	$12.65	$12.47	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	59,783	99,894	130,308	179,540	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32	$10.27
Value at end of period	$19.28	$19.97	$15.69	$15.40	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	9,792,068	11,904,633	16,175,859	19,109,726	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80
Value at end of period	$31.05	$32.05	$25.11	$24.56	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36
Number of accumulation units outstanding at end of period	4,684,633	5,622,301	7,562,016	9,118,020	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05	$10.05
Value at end of period	$16.84	$18.57	$16.63	$14.85	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	4,754,622	5,508,969	7,421,221	9,147,104	8,808,653	5,395,409	830,633	569,147
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58
Value at end of period	$20.91	$22.98	$18.68	$17.71	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15
Number of accumulation units outstanding at end of period	4,192,310	4,774,600	2,853,934	3,240,855	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.79	$11.25	$10.59	$10.26	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	3,418,308	3,995,871	5,389,089	5,273,239	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$14.59	$15.99	$13.90	$13.14	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	25,603,990	29,664,497	39,020,544	45,698,664	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$14.51	$15.71	$13.91	$13.21	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	14,952,573	17,625,445	22,613,214	26,950,962	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.71	$14.65	$13.29	$12.74	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	8,465,010	9,718,604	12,104,749	14,071,867	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$32.73	$33.60	$26.02	$24.83	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	774,834	820,529	1,080,819	1,104,897	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Value at end of period	$18.70	$19.69	$16.33	$14.95	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17
Number of accumulation units outstanding at end of period	2,424,276	2,704,333	3,318,523	3,395,479	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524

Architect	CFI 17

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$24.65	$26.84	$24.05	$21.15	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	753,047	856,511	1,222,175	1,205,374	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$30.42	$32.60	$26.59	$25.25	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	768,823	865,314	1,120,682	1,355,601	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Value at end of period	$18.65	$20.92	$18.03	$16.17	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45
Number of accumulation units outstanding at end of period	1,071,357	1,265,670	1,580,451	1,639,001	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Value at end of period	$18.00	$20.62	$18.35	$15.40	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69
Number of accumulation units outstanding at end of period	1,041,228	1,139,591	1,420,669	1,600,432	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68
Value at end of period	$15.97	$19.30	$16.53	$14.82	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31
Number of accumulation units outstanding at end of period	156,085	184,896	275,069	341,370	413,406	542,408	663,418	796,478	919,414	1,117,503
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Value at end of period	$18.21	$22.00	$20.10	$16.42	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97
Number of accumulation units outstanding at end of period	506,592	629,887	812,437	852,713	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.71	$10.05	$9.60	$10.03
Value at end of period	$10.49	$11.71	$10.05	$9.60
Number of accumulation units outstanding at end of period	7,601,750	8,722,120	10,212,905	12,257,013
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Value at end of period	$11.75	$11.99	$11.81	$11.73	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62
Number of accumulation units outstanding at end of period	1,565,056	1,685,713	2,140,065	2,326,628	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58
Value at end of period	$25.10	$25.95	$20.53	$19.77	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10
Number of accumulation units outstanding at end of period	1,584,658	1,832,233	2,411,598	2,897,333	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.11	$11.51	$11.39	$11.15	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	1,775,555	1,823,246	2,308,811	2,427,575	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21
Value at end of period	$13.59	$15.10	$13.86	$13.97	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49
Number of accumulation units outstanding at end of period	608,093	689,431	850,881	1,017,120	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77
Value at end of period	$105.02	$115.34	$111.21	$108.20	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29
Number of accumulation units outstanding at end of period	123,213	140,103	203,191	252,122	319,442	412,408	481,849	575,703	675,827	801,790
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85
Value at end of period	$17.63	$19.64	$16.39	$15.33	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89
Number of accumulation units outstanding at end of period	1,423,097	1,688,524	2,237,802	2,511,540	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577
Architect	CFI 18

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63
Value at end of period	$16.00	$19.74	$18.04	$14.79	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16
Number of accumulation units outstanding at end of period	700,751	776,175	1,037,070	1,226,292	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71
Value at end of period	$15.76	$16.83	$15.47	$13.56	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04
Number of accumulation units outstanding at end of period	2,038,176	2,398,130	3,155,065	3,731,542	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59
Value at end of period	$21.58	$24.99	$21.53	$18.54	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89
Number of accumulation units outstanding at end of period	823,469	975,633	1,322,990	1,683,688	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24
Value at end of period	$18.57	$20.85	$19.12	$16.86	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15
Number of accumulation units outstanding at end of period	2,996,166	3,487,076	4,329,327	5,216,053	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.97	$11.91	$10.52	$10.93	$10.13
Value at end of period	$11.54	$12.97	$11.91	$10.52	$10.93
Number of accumulation units outstanding at end of period	4,535,687	5,238,079	6,252,217	7,191,688	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66
Value at end of period	$49.65	$58.28	$51.89	$43.88	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47
Number of accumulation units outstanding at end of period	615,558	703,489	837,388	956,646	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22
Value at end of period	$22.97	$27.98	$19.84	$17.82	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67
Number of accumulation units outstanding at end of period	1,451,508	1,680,669	2,136,235	2,491,137	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Value at end of period	$19.03	$21.99	$19.60	$17.34	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56
Number of accumulation units outstanding at end of period	543,043	664,025	875,198	1,100,503	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15
Value at end of period	$30.36	$34.42	$30.21	$25.19	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74
Number of accumulation units outstanding at end of period	798,587	869,153	1,234,769	1,470,952	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,611,588
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24
Value at end of period	$33.98	$35.06	$28.26	$27.22	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55
Number of accumulation units outstanding at end of period	891,499	1,045,249	1,340,989	1,519,675	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54
Value at end of period	$21.09	$24.69	$18.40	$18.66	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73
Number of accumulation units outstanding at end of period	686,612	807,076	883,783	1,216,762	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06
Value at end of period	$98.26	$99.15	$87.37	$82.00	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07
Number of accumulation units outstanding at end of period	3,009,879	3,519,909	4,380,841	4,905,548	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298

Architect	CFI 19

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17
Value at end of period	$52.22	$58.41	$50.96	$43.51	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32
Number of accumulation units outstanding at end of period	815,375	958,143	1,314,400	1,493,918	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78
Value at end of period	$21.66	$22.27	$16.95	$16.97	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13
Number of accumulation units outstanding at end of period	1,530,857	1,644,216	1,963,161	2,549,469	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99
Value at end of period	$15.94	$18.83	$14.93	$14.86	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19
Number of accumulation units outstanding at end of period	827,949	875,910	1,015,936	1,199,390	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44
Value at end of period	$10.92	$13.05	$10.85	$10.83	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67
Number of accumulation units outstanding at end of period	3,379,309	3,817,589	5,129,382	6,092,607	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88
Value at end of period	$29.75	$35.23	$30.22	$27.64	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71
Number of accumulation units outstanding at end of period	406,133	484,774	655,387	816,077	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621

Separate Account Annual Charges of 1.60%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.24	$11.83	$11.58	$11.89	$11.85	$10.53	$9.73	$10.26	$9.50	$7.98
Value at end of period	$12.04	$13.24	$11.83	$11.58	$11.89	$11.85	$10.53	$9.73	$10.26	$9.50
Number of accumulation units outstanding at end of period	0	0	0	0	4,487	4,717	1,764	1,939	1,646	1,056
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.12	$9.98	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Value at end of period	$10.84	$12.12	$9.98	$9.59	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76
Number of accumulation units outstanding at end of period	0	0	0	349	1,242	1,013	1,148	1,191	1,286	1,309
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.80	$8.90	$9.04	$9.18	$9.33	$9.48	$9.63	$9.79	$9.94	$10.07
Value at end of period	$8.77	$8.80	$8.90	$9.04	$9.18	$9.33	$9.48	$9.63	$9.79	$9.94
Number of accumulation units outstanding at end of period	0	0	0	1,393	11,334	11,454	11,570	11,709	22,180	22,494
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$15.61	$14.52	$15.03	$13.86	$10.82	$9.55	$9.99
Value at end of period	$17.23	$18.40	$15.61	$14.52	$15.03	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	0	0	0	0	7,257	19,303	17,668	17,923
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$17.88	$15.13	$14.05	$14.52	$13.36	$10.41	$9.16	$9.05
Value at end of period	$16.77	$17.88	$15.13	$14.05	$14.52	$13.36	$10.41	$9.16
Number of accumulation units outstanding at end of period	0	0	0	0	376	394	438	443
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.17	$16.42	$14.56	$15.10	$15.17	$14.60	$13.01	$12.66	$11.26	$7.66
Value at end of period	$16.35	$17.17	$16.42	$14.56	$15.10	$15.17	$14.60	$13.01	$12.66	$11.26
Number of accumulation units outstanding at end of period	0	0	0	0	1,527	3,127	1,944	2,885	1,431	410
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.73	$12.35	$12.04	$12.21	$11.65	$11.88	$11.07	$10.48	$9.73	$8.88
Value at end of period	$12.43	$12.73	$12.35	$12.04	$12.21	$11.65	$11.88	$11.07	$10.48	$9.73
Number of accumulation units outstanding at end of period	0	0	0	1,993	38,789	862	870	878	2,559	900

Architect	CFI 20

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.33	$9.27	$9.39	$9.68	$10.19
Value at end of period	$9.58	$11.33	$9.27	$9.39	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	3,140
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.74	$15.55	$15.29	$14.70	$13.21	$10.31	$9.84
Value at end of period	$19.02	$19.74	$15.55	$15.29	$14.70	$13.21	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	5,410	5,607	6,771
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$30.27	$23.77	$23.29	$22.31	$20.00	$15.56	$13.42	$13.34	$11.45
Value at end of period	$29.27	$30.27	$23.77	$23.29	$22.31	$20.00	$15.56	$13.42	$13.34
Number of accumulation units outstanding at end of period	0	0	0	606	2,705	2,633	605	2,077	2,994
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$18.32	$16.44	$14.71	$15.67	$14.52	$11.29	$10.03	$9.68
Value at end of period	$16.58	$18.32	$16.44	$14.71	$15.67	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	0	0	0	0	736	1,634	0	2,934
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.18	$18.06	$17.16	$17.39	$16.28	$12.56	$11.21	$11.48	$8.97	$8.55
Value at end of period	$20.14	$22.18	$18.06	$17.16	$17.39	$16.28	$12.56	$11.21	$11.48	$8.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,383	1,626	1,809	525
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.73	$13.70	$12.98	$13.46	$12.98	$11.12	$10.00	$10.52
Value at end of period	$14.32	$15.73	$13.70	$12.98	$13.46	$12.98	$11.12	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	2,074	2,093	2,114	2,144
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.46	$13.71	$13.05	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$14.25	$15.46	$13.71	$13.05	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	0	0	0	0	11,090	11,216	11,342	11,491	2,347	2,385
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.41	$13.10	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$13.46	$14.41	$13.10	$12.58	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	0	0	0	0	36,746	41,107	54,984	55,637	53,150	53,406
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.31	$16.05	$14.73	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14	$6.94
Value at end of period	$18.30	$19.31	$16.05	$14.73	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14
Number of accumulation units outstanding at end of period	0	0	0	0	1,301	2,894	309	315	355	205
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$20.52	$17.72	$15.92	$16.69	$15.08	$13.60
Value at end of period	$18.26	$20.52	$17.72	$15.92	$16.69	$15.08
Number of accumulation units outstanding at end of period	0	0	0	0	345	786
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.76	$11.61	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Value at end of period	$11.50	$11.76	$11.61	$11.55	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	872
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.89	$16.56	$15.98	$17.09	$16.65	$12.18	$10.35	$10.29	$8.26	$6.21
Value at end of period	$20.17	$20.89	$16.56	$15.98	$17.09	$16.65	$12.18	$10.35	$10.29	$8.26
Number of accumulation units outstanding at end of period	0	0	0	0	264	1,459	1,881	1,325	3,225	3,622
Architect	CFI 21

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.31	$11.22	$11.00	$11.48	$11.37	$12.66	$12.10	$10.97	$10.57	$10.30
Value at end of period	$10.90	$11.31	$11.22	$11.00	$11.48	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,823	5,192	3,884	3,854	3,683
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.84	$11.81	$11.92	$12.33	$11.00	$10.78	$8.72	$9.36	$8.20	$6.20
Value at end of period	$11.53	$12.84	$11.81	$11.92	$12.33	$11.00	$10.78	$8.72	$9.36	$8.20
Number of accumulation units outstanding at end of period	0	0	0	229	251	277	311	342	372	402
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$19.13	$18.48	$18.01	$17.78	$13.91	$13.85	$12.18	$11.31	$8.98	$6.71
Value at end of period	$17.38	$19.13	$18.48	$18.01	$17.78	$13.91	$13.85	$12.18	$11.31	$8.98
Number of accumulation units outstanding at end of period	0	0	0	0	842	989	892	971	980	1,113
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$17.80	$14.88	$13.95	$13.76	$12.40	$9.35	$8.46	$9.02	$8.18	$8.18
Value at end of period	$15.94	$17.80	$14.88	$13.95	$13.76	$12.40	$9.35	$8.46	$9.02	$8.18
Number of accumulation units outstanding at end of period	696	676	811	753	784	610	747	721	730	752
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.64	$18.91	$15.54	$16.27	$15.84	$11.50	$10.24	$10.69	$8.67	$7.08
Value at end of period	$16.70	$20.64	$18.91	$15.54	$16.27	$15.84	$11.50	$10.24	$10.69	$8.67
Number of accumulation units outstanding at end of period	0	0	0	402	454	501	617	671	727	782
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.22	$14.02	$12.32	$13.37	$12.94	$11.47	$10.35	$10.26	$9.23	$7.10
Value at end of period	$14.23	$15.22	$14.02	$12.32	$13.37	$12.94	$11.47	$10.35	$10.26	$9.23
Number of accumulation units outstanding at end of period	225	222	225	224	2,629	2,608	5,229	2,775	2,859	2,658
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.87	$11.84	$10.48	$10.91	$10.24
Value at end of period	$11.43	$12.87	$11.84	$10.48	$10.91
Number of accumulation units outstanding at end of period	0	0	0	0	21,371
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.09	$16.14	$13.68	$14.32	$13.22	$10.03	$8.90	$9.24	$8.35	$6.85
Value at end of period	$15.39	$18.09	$16.14	$13.68	$14.32	$13.22	$10.03	$8.90	$9.24	$8.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	52	1,875	70	2,568	2,530
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.11	$7.89	$7.10	$8.57	$8.63	$9.30	$7.94	$9.87	$8.34	$4.94
Value at end of period	$9.10	$11.11	$7.89	$7.10	$8.57	$8.63	$9.30	$7.94	$9.87	$8.34
Number of accumulation units outstanding at end of period	0	0	0	0	1,305	1,303	1,252	1,712	1,724	2,332
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$21.57	$19.27	$17.07	$17.89	$15.81	$12.22	$10.34	$10.32	$8.53	$7.05
Value at end of period	$18.63	$21.57	$19.27	$17.07	$17.89	$15.81	$12.22	$10.34	$10.32	$8.53
Number of accumulation units outstanding at end of period	0	0	0	808	884	978	1,098	1,206	1,314	1,419
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.91	$21.91	$18.31	$19.31	$18.11	$13.25	$11.34	$11.68	$9.37	$9.24
Value at end of period	$21.93	$24.91	$21.91	$18.31	$19.31	$18.11	$13.25	$11.34	$11.68	$9.37
Number of accumulation units outstanding at end of period	0	0	0	0	299	655	1,402	0	0	486
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$16.27	$15.70	$15.00	$14.62	$12.44	$10.92	$10.18	$9.08	$7.16
Value at end of period	$19.49	$20.15	$16.27	$15.70	$15.00	$14.62	$12.44	$10.92	$10.18	$9.08
Number of accumulation units outstanding at end of period	0	0	0	0	10,614	2,248	1,632	2,602	1,531	603

Architect	CFI 22

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$17.49	$13.06	$13.27	$12.99	$12.93	$10.36	$8.68	$9.62	$8.44	$6.16
Value at end of period	$14.91	$17.49	$13.06	$13.27	$12.99	$12.93	$10.36	$8.68	$9.62	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	54	61	68	460	475
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$20.48	$18.09	$17.01	$16.43	$14.88	$12.38	$10.99	$10.85	$9.67	$7.37
Value at end of period	$20.26	$20.48	$18.09	$17.01	$16.43	$14.88	$12.38	$10.99	$10.85	$9.67
Number of accumulation units outstanding at end of period	0	0	0	9,558	66,556	82,579	87,753	87,763	89,458	90,602
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.22	$15.05	$12.88	$14.06	$13.30	$10.41	$9.03	$9.26	$8.18	$6.65
Value at end of period	$15.36	$17.22	$15.05	$12.88	$14.06	$13.30	$10.41	$9.03	$9.26	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	14,456	246	2,103	346	374	414
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$22.62	$17.25	$17.32	$15.92	$14.92	$10.91	$9.35	$9.63	$8.39	$7.87
Value at end of period	$21.97	$22.62	$17.25	$17.32	$15.92	$14.92	$10.91	$9.35	$9.63	$8.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	752	0	0	1,142
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.32	$8.60	$8.60	$9.06	$9.89	$8.38	$7.18	$8.31	$7.77	$7.70
Value at end of period	$8.62	$10.32	$8.60	$8.60	$9.06	$9.89	$8.38	$7.18	$8.31	$7.77
Number of accumulation units outstanding at end of period	0	0	0	0	1,273	3,100	749	867	2,340	3,431
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$13.45	$11.56	$10.59	$11.65	$12.17	$9.47	$7.90	$8.52	$8.03	$6.17
Value at end of period	$11.33	$13.45	$11.56	$10.59	$11.65	$12.17	$9.47	$7.90	$8.52	$8.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	15,770	16,727	17,122	17,369	16,966

Separate Account Annual Charges of 1.70%
(Standard Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$13.11	$11.73	$11.49	$11.81	$11.78	$10.48	$9.69	$10.23	$9.48	$7.97
Value at end of period	$11.91	$13.11	$11.73	$11.49	$11.81	$11.78	$10.48	$9.69	$10.23	$9.48
Number of accumulation units outstanding at end of period	0	0	4,127	14,624	28,963	28,982	41,488	44,687	61,011	47,697
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$12.00	$9.89	$9.51	$9.92	$9.62	$8.62	$7.61	$8.06	$7.74	$6.06
Value at end of period	$10.72	$12.00	$9.89	$9.51	$9.92	$9.62	$8.62	$7.61	$8.06	$7.74
Number of accumulation units outstanding at end of period	0	0	149	4,054	3,187	3,529	3,479	3,898	20,071	18,734
VOYA GLOBAL EQUITY PORTFOLIO (CLASS T)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.93	$9.04	$8.72	$9.45
Value at end of period	$9.73	$10.93	$9.04	$8.72
Number of accumulation units outstanding at end of period	0	0	0	443
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.84	$10.51	$10.04	$10.60	$10.37
Value at end of period	$10.77	$11.84	$10.51	$10.04	$10.60
Number of accumulation units outstanding at end of period	0	0	0	1,935	2,245
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.71	$8.82	$8.97	$9.12	$9.27	$9.43	$9.60	$9.76	$9.92	$10.06
Value at end of period	$8.68	$8.71	$8.82	$8.97	$9.12	$9.27	$9.43	$9.60	$9.76	$9.92
Number of accumulation units outstanding at end of period	0	0	0	18,721	102,721	99,727	104,447	142,034	153,053	161,282

Architect	CFI 23

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.28	$15.52	$14.45	$14.97	$13.82	$10.80	$9.54	$9.99
Value at end of period	$17.09	$18.28	$15.52	$14.45	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	0	0	0	1,550	8,813	6,112	6,591	10,474
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$17.71	$15.00	$13.94	$14.42	$13.28	$10.36	$9.13	$9.02
Value at end of period	$16.59	$17.71	$15.00	$13.94	$14.42	$13.28	$10.36	$9.13
Number of accumulation units outstanding at end of period	0	0	0	0	5,347	5,395	5,820	6,734
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$18.57	$13.56	$13.38	$14.36	$14.13	$13.84	$10.96	$13.67	$12.64
Value at end of period	$16.15	$18.57	$13.56	$13.38	$14.36	$14.13	$13.84	$10.96	$13.67
Number of accumulation units outstanding at end of period	0	0	46	46	365	365	258	261	263
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.99	$16.28	$14.45	$15.00	$15.08	$14.52	$12.96	$12.62	$11.24	$7.65
Value at end of period	$16.17	$16.99	$16.28	$14.45	$15.00	$15.08	$14.52	$12.96	$12.62	$11.24
Number of accumulation units outstanding at end of period	0	0	2,855	6,999	16,533	16,944	17,260	17,008	16,686	224
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.60	$12.24	$11.95	$12.12	$11.58	$11.82	$11.03	$10.45	$9.71	$8.88
Value at end of period	$12.29	$12.60	$12.24	$11.95	$12.12	$11.58	$11.82	$11.03	$10.45	$9.71
Number of accumulation units outstanding at end of period	0	0	6,825	104,638	371,847	42,267	36,494	46,450	30,472	14,377
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.29	$9.25	$9.37	$9.67	$10.19
Value at end of period	$9.53	$11.29	$9.25	$9.37	$9.67
Number of accumulation units outstanding at end of period	0	0	0	14,600	27,626
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.39	$8.49	$8.59	$8.83	$9.58	$8.04	$6.91	$8.02	$7.58	$7.71
Value at end of period	$8.80	$10.39	$8.49	$8.59	$8.83	$9.58	$8.04	$6.91	$8.02	$7.58
Number of accumulation units outstanding at end of period	0	0	76	816	814	754	780	777	753	720
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.27	$12.38	$12.24	$11.27	$12.12	$9.88	$9.34	$10.07
Value at end of period	$12.78	$15.27	$12.38	$12.24	$11.27	$12.12	$9.88	$9.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,984
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.63	$15.48	$15.23	$14.66	$13.19	$10.30	$9.84
Value at end of period	$18.90	$19.63	$15.48	$15.23	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	0	0	196	4,422	21,135	22,495	23,659
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$29.99	$23.57	$23.13	$22.17	$19.89	$15.49	$13.38	$13.31	$11.85	$9.28
Value at end of period	$28.97	$29.99	$23.57	$23.13	$22.17	$19.89	$15.49	$13.38	$13.31	$11.85
Number of accumulation units outstanding at end of period	0	0	0	15,643	32,033	6,956	3,184	7,473	6,047	1,236
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$18.19	$16.34	$14.63	$15.61	$14.47	$11.27	$10.02	$9.68
Value at end of period	$16.45	$18.19	$16.34	$14.63	$15.61	$14.47	$11.27	$10.02
Number of accumulation units outstanding at end of period	0	0	314	7,572	12,336	4,688	1,114	1,065
Architect	CFI 24

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$21.97	$17.91	$17.02	$17.27	$16.19	$12.50	$11.17	$11.45	$8.96	$6.46
Value at end of period	$19.93	$21.97	$17.91	$17.02	$17.27	$16.19	$12.50	$11.17	$11.45	$8.96
Number of accumulation units outstanding at end of period	0	0	0	8,858	22,927	22,406	14,957	16,203	17,576	9,557
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.98	$10.36	$10.07	$10.32	$9.92	$9.67	$9.11	$8.81	$8.31	$8.25
Value at end of period	$10.49	$10.98	$10.36	$10.07	$10.32	$9.92	$9.67	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	0	0	0	24,108	20,959	21,178	22,328	22,110	182,305	183,416
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.60	$13.60	$12.89	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$14.19	$15.60	$13.60	$12.89	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	0	0	0	12,932	185,462	188,457	191,576	196,086	66,239	66,240
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.33	$13.61	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$14.12	$15.33	$13.61	$12.96	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	0	0	0	14,888	31,974	38,011	67,278	89,650	99,213	113,247
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.30	$13.00	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$13.34	$14.30	$13.00	$12.50	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	0	0	0	19,380	76,528	81,477	79,254	81,658	74,319	76,943
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$32.74	$25.43	$24.33	$23.05	$20.80	$16.06	$14.30	$14.00	$12.66	$10.83
Value at end of period	$31.79	$32.74	$25.43	$24.33	$23.05	$20.80	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	0	0	0	1,438	809	837	1,022	1,646	2,336	7,735
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.12	$15.91	$14.61	$14.60	$13.19	$10.18	$8.99	$8.95	$8.13	$6.93
Value at end of period	$18.10	$19.12	$15.91	$14.61	$14.60	$13.19	$10.18	$8.99	$8.95	$8.13
Number of accumulation units outstanding at end of period	0	0	0	0	4,782	5,181	1,539	1,607	1,683	1,697
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$26.15	$23.50	$20.73	$21.91	$19.86	$15.37	$13.48	$13.39
Value at end of period	$23.94	$26.15	$23.50	$20.73	$21.91	$19.86	$15.37	$13.48
Number of accumulation units outstanding at end of period	0	0	0	345	364	390	439	469
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$31.77	$25.98	$24.74	$25.37	$23.23	$17.52	$15.43	$16.04	$12.97	$11.56
Value at end of period	$29.55	$31.77	$25.98	$24.74	$25.37	$23.23	$17.52	$15.43	$16.04	$12.97
Number of accumulation units outstanding at end of period	0	0	0	8,439	5,924	6,274	6,754	7,221	6,878	2,164
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.32	$17.57	$15.80	$16.57	$14.99	$11.39	$9.93	$10.32	$8.40	$6.12
Value at end of period	$18.06	$20.32	$17.57	$15.80	$16.57	$14.99	$11.39	$9.93	$10.32	$8.40
Number of accumulation units outstanding at end of period	0	0	0	583	1,561	2,069	918	998	5,062	5,670
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$20.03	$17.87	$15.05	$16.08	$15.63	$11.49	$10.09	$10.71	$8.64	$6.95
Value at end of period	$17.44	$20.03	$17.87	$15.05	$16.08	$15.63	$11.49	$10.09	$10.71	$8.64
Number of accumulation units outstanding at end of period	0	0	0	421	992	788	677	737	2,900	3,175
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
Value at beginning of period	$21.37	$19.59	$16.05	$16.49	$15.79	$11.69	$10.41	$10.88	$8.92	$7.13
Value at end of period	$17.64	$21.37	$19.59	$16.05	$16.49	$15.79	$11.69	$10.41	$10.88	$8.92
Number of accumulation units outstanding at end of period	0	0	0	763	1,355	1,369	1,486	1,508	1,375	1,687

Architect	CFI 25

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$11.61	$10.00	$9.58	$10.02
Value at end of period	$10.37	$11.61	$10.00	$9.58
Number of accumulation units outstanding at end of period	0	0	0	3,478
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.65	$11.51	$11.47	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18
Value at end of period	$11.38	$11.65	$11.51	$11.47	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56
Number of accumulation units outstanding at end of period	0	0	0	0	8,292	11,538	17,003	29,901	17,146	17,134
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$20.69	$16.41	$15.85	$16.98	$16.55	$12.12	$10.31	$10.26	$8.25	$6.20
Value at end of period	$19.95	$20.69	$16.41	$15.85	$16.98	$16.55	$12.12	$10.31	$10.26	$8.25
Number of accumulation units outstanding at end of period	0	0	0	4,092	13,486	8,305	9,309	10,046	9,127	8,546
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.21	$11.13	$10.93	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56	$10.53
Value at end of period	$10.80	$11.21	$11.13	$10.93	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	0	0	0	6,852	11,594	9,497	13,283	10,455	11,040	3,680
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$12.71	$11.70	$11.83	$12.24	$10.93	$10.73	$8.68	$9.33	$8.18	$6.24
Value at end of period	$11.40	$12.71	$11.70	$11.83	$12.24	$10.93	$10.73	$8.68	$9.33	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	3,777	4,069	4,494	15,380	26,656	27,444
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.62	$14.74	$13.83	$13.67	$12.32	$9.30	$8.43	$9.00	$8.17	$6.31
Value at end of period	$15.77	$17.62	$14.74	$13.83	$13.67	$12.32	$9.30	$8.43	$9.00	$8.17
Number of accumulation units outstanding at end of period	0	0	0	7,244	12,404	13,164	14,303	15,035	22,436	15,470
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.44	$18.74	$15.41	$16.15	$15.75	$11.44	$10.19	$10.66	$8.65	$7.06
Value at end of period	$16.52	$20.44	$18.74	$15.41	$16.15	$15.75	$11.44	$10.19	$10.66	$8.65
Number of accumulation units outstanding at end of period	0	0	0	0	3,736	3,942	4,455	4,853	5,016	5,114
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.07	$13.90	$12.22	$13.28	$12.86	$11.41	$10.31	$10.23	$9.21	$7.10
Value at end of period	$14.07	$15.07	$13.90	$12.22	$13.28	$12.86	$11.41	$10.31	$10.23	$9.21
Number of accumulation units outstanding at end of period	0	0	1,382	2,160	6,329	5,689	3,923	4,817	3,950	3,725
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$18.45	$15.95	$13.77	$14.90	$13.89	$10.47	$8.97	$9.32	$8.24	$7.99
Value at end of period	$15.89	$18.45	$15.95	$13.77	$14.90	$13.89	$10.47	$8.97	$9.32	$8.24
Number of accumulation units outstanding at end of period	0	0	0	9,649	10,580	9,839	10,623	11,423	11,529	9,071
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.76	$15.41	$13.63	$14.20	$13.28	$10.84	$9.80	$10.11	$9.17	$7.63
Value at end of period	$14.88	$16.76	$15.41	$13.63	$14.20	$13.28	$10.84	$9.80	$10.11	$9.17
Number of accumulation units outstanding at end of period	0	0	0	19,297	35,507	15,363	13,315	14,052	15,469	16,959
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.82	$11.81	$10.46	$10.90	$10.24
Value at end of period	$11.37	$12.82	$11.81	$10.46	$10.90
Number of accumulation units outstanding at end of period	0	0	0	11,127	20,176
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.91	$16.00	$13.57	$14.22	$13.14	$9.98	$8.86	$9.21	$8.27
Value at end of period	$15.22	$17.91	$16.00	$13.57	$14.22	$13.14	$9.98	$8.86	$9.21
Number of accumulation units outstanding at end of period	0	0	0	2,459	2,444	2,516	2,979	2,231	3,064
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.00	$7.82	$7.05	$8.51	$8.58	$9.26	$7.91	$9.84	$8.32	$4.93
Value at end of period	$9.00	$11.00	$7.82	$7.05	$8.51	$8.58	$9.26	$7.91	$9.84	$8.32
Number of accumulation units outstanding at end of period	0	0	526	4,225	15,705	10,479	8,833	12,483	23,343	24,456

Architect	CFI 26

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$21.36	$19.10	$16.94	$17.77	$15.72	$12.16	$10.31	$10.30	$8.52	$6.89
Value at end of period	$18.44	$21.36	$19.10	$16.94	$17.77	$15.72	$12.16	$10.31	$10.30	$8.52
Number of accumulation units outstanding at end of period	0	0	0	3,986	10,081	10,381	8,700	9,415	9,653	9,903
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$24.66	$21.71	$18.16	$19.18	$18.01	$13.18	$11.30	$11.65	$9.35	$9.06
Value at end of period	$21.69	$24.66	$21.71	$18.16	$19.18	$18.01	$13.18	$11.30	$11.65	$9.35
Number of accumulation units outstanding at end of period	0	0	0	862	7,823	1,893	3,271	1,026	456	613
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$19.95	$16.13	$15.58	$14.90	$14.54	$12.38	$10.88	$10.15	$9.06	$7.15
Value at end of period	$19.28	$19.95	$16.13	$15.58	$14.90	$14.54	$12.38	$10.88	$10.15	$9.06
Number of accumulation units outstanding at end of period	0	0	122	5,377	9,550	8,996	8,145	7,121	6,283	6,425
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$20.28	$17.92	$16.87	$16.31	$14.79	$12.31	$10.94	$10.82	$9.65	$7.37
Value at end of period	$20.04	$20.28	$17.92	$16.87	$16.31	$14.79	$12.31	$10.94	$10.82	$9.65
Number of accumulation units outstanding at end of period	0	0	0	2,739	143,760	131,826	135,639	135,231	131,818	127,732
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.05	$14.92	$12.78	$13.96	$13.22	$10.36	$8.99	$9.23	$8.17	$6.65
Value at end of period	$15.20	$17.05	$14.92	$12.78	$13.96	$13.22	$10.36	$8.99	$9.23	$8.17
Number of accumulation units outstanding at end of period	0	0	0	672	3,934	4,285	7,080	4,265	742	140
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$22.40	$17.10	$17.18	$15.81	$14.83	$10.86	$11.03
Value at end of period	$21.73	$22.40	$17.10	$17.18	$15.81	$14.83	$10.86
Number of accumulation units outstanding at end of period	0	0	0	3,927	3,651	3,070	2,630
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.73	$8.54	$8.52	$8.75	$9.00	$8.01	$6.86	$7.96	$7.12	$5.26
Value at end of period	$9.06	$10.73	$8.54	$8.52	$8.75	$9.00	$8.01	$6.86	$7.96	$7.12
Number of accumulation units outstanding at end of period	0	0	0	0	14,372	5,078	5,126	5,113	5,147	7,167
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.22	$8.52	$8.53	$9.00	$9.83	$8.33	$7.15	$8.28	$7.76	$5.99
Value at end of period	$8.52	$10.22	$8.52	$8.53	$9.00	$9.83	$8.33	$7.15	$8.28	$7.76
Number of accumulation units outstanding at end of period	0	0	0	10,471	20,895	20,133	18,096	13,154	13,276	10,579
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$13.31	$11.46	$10.51	$11.56	$12.10	$9.42	$7.87	$8.49	$8.02	$6.16
Value at end of period	$11.21	$13.31	$11.46	$10.51	$11.56	$12.10	$9.42	$7.87	$8.49	$8.02
Number of accumulation units outstanding at end of period	0	0	0	0	327	353	372	393	254	0
Separate Account Annual Charges of 1.80%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.98	$11.62	$11.40	$11.73	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97
Value at end of period	$11.78	$12.98	$11.62	$11.40	$11.73	$11.71	$10.42	$9.65	$10.20	$9.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,034	5,475	11,077	12,194	4,234
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$9.04	$9.16	$9.32	$9.49	$9.66	$9.84	$10.02	$10.20	$10.38	$10.54
Value at end of period	$8.99	$9.04	$9.16	$9.32	$9.49	$9.66	$9.84	$10.02	$10.20	$10.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	18,852	20,146	0	3,732
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.15	$15.43	$14.38	$14.91	$13.78	$10.78	$9.53	$9.99
Value at end of period	$16.95	$18.15	$15.43	$14.38	$14.91	$13.78	$10.78	$9.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	7,418	13,670	14,167

Architect	CFI 27

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.54	$14.87	$13.83	$14.32	$13.20	$10.32	$9.10	$9.31	$8.33	$6.52
Value at end of period	$16.41	$17.54	$14.87	$13.83	$14.32	$13.20	$10.32	$9.10	$9.31	$8.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,740	22,554	22,683	0	450
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.65	$18.56	$16.04	$16.68	$15.54	$11.78	$10.22	$10.56	$8.84	$6.85
Value at end of period	$17.34	$20.65	$18.56	$16.04	$16.68	$15.54	$11.78	$10.22	$10.56	$8.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	528	550	556	4,525
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.62	$13.24	$12.94	$13.14	$12.57	$12.85	$11.99	$11.38	$10.58	$9.68
Value at end of period	$13.27	$13.62	$13.24	$12.94	$13.14	$12.57	$12.85	$11.99	$11.38	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	3,593	20,607	27,465	27,474	27,776	28,237
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.52	$15.40	$15.18	$14.62	$13.17	$10.29	$9.84
Value at end of period	$18.77	$19.52	$15.40	$15.18	$14.62	$13.17	$10.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	49,758	57,135
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$30.17	$23.74	$23.31	$22.37	$20.09	$17.98
Value at end of period	$29.11	$30.17	$23.74	$23.31	$22.37	$20.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,608
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$18.06	$16.24	$14.56	$15.55	$14.43	$13.18
Value at end of period	$16.32	$18.06	$16.24	$14.56	$15.55	$14.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,591
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$21.75	$17.75	$16.89	$17.16	$16.09	$12.44	$11.12	$11.42	$9.00
Value at end of period	$19.72	$21.75	$17.75	$16.89	$17.16	$16.09	$12.44	$11.12	$11.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	674	425	2,709	3,144
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.47	$13.50	$12.81	$13.32	$12.88	$11.05	$9.96	$10.27	$9.36	$9.21
Value at end of period	$14.06	$15.47	$13.50	$12.81	$13.32	$12.88	$11.05	$9.96	$10.27	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	11,742	253,426	325,987	332,312	339,402	343,711
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.20	$13.51	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62	$9.49
Value at end of period	$13.99	$15.20	$13.51	$12.88	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	35,718	73,278	81,183	93,060	98,436
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.18	$12.91	$12.43	$12.85	$12.44	$11.51	$10.63	$10.80
Value at end of period	$13.22	$14.18	$12.91	$12.43	$12.85	$12.44	$11.51	$10.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,281	2,310	4,680
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$18.94	$15.77	$14.50	$14.50	$13.12	$10.13	$8.95	$8.92	$8.11	$6.92
Value at end of period	$17.91	$18.94	$15.77	$14.50	$14.50	$13.12	$10.13	$8.95	$8.92	$8.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	3,770	12,732	12,677	12,669	10,898

Architect	CFI 28

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$31.49	$25.78	$24.58	$25.22	$23.12	$17.45	$15.38	$16.02	$12.96	$11.55
Value at end of period	$29.26	$31.49	$25.78	$24.58	$25.22	$23.12	$17.45	$15.38	$16.02	$12.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,281	2,531	2,574	2,607	2,110
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.53	$11.41	$11.38	$11.58	$11.18	$11.72	$11.52	$10.96	$10.54	$10.17
Value at end of period	$11.26	$11.53	$11.41	$11.38	$11.58	$11.18	$11.72	$11.52	$10.96	$10.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$21.84	$17.35	$16.77	$17.98	$17.55	$12.87	$10.95	$10.91	$8.78	$6.61
Value at end of period	$21.04	$21.84	$17.35	$16.77	$17.98	$17.55	$12.87	$10.95	$10.91	$8.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	14,030	8,583	9,080	11,617	14,751
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.11	$11.04	$10.85	$11.35	$11.27	$12.57	$12.03	$10.94	$10.66
Value at end of period	$10.69	$11.11	$11.04	$10.85	$11.35	$11.27	$12.57	$12.03	$10.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,459	2,643	2,846	3,061
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$13.74	$12.66	$12.81	$13.27	$11.87	$11.65	$9.44	$10.15	$8.91	$6.80
Value at end of period	$12.31	$13.74	$12.66	$12.81	$13.27	$11.87	$11.65	$9.44	$10.15	$8.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,150	2,123	2,182	2,208	2,472
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.83	$16.29	$15.92	$15.74	$12.34	$12.31	$10.85	$10.09	$8.03	$6.02
Value at end of period	$15.26	$16.83	$16.29	$15.92	$15.74	$12.34	$12.31	$10.85	$10.09	$8.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,712	1,732
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.05	$15.96	$14.99	$14.82	$13.38	$10.11	$9.17	$9.79	$8.90	$6.89
Value at end of period	$17.03	$19.05	$15.96	$14.99	$14.82	$13.38	$10.11	$9.17	$9.79	$8.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,788	15,672	15,794	15,221	17,333
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$20.78	$19.07	$15.70	$16.47	$16.08	$11.70	$10.43	$10.91	$8.87	$7.24
Value at end of period	$16.78	$20.78	$19.07	$15.70	$16.47	$16.08	$11.70	$10.43	$10.91	$8.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,829	7,008	7,436	8,671	9,402
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$16.19	$14.94	$13.15	$14.30	$13.87	$12.32	$11.14	$11.06	$9.97	$7.69
Value at end of period	$15.10	$16.19	$14.94	$13.15	$14.30	$13.87	$12.32	$11.14	$11.06	$9.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,303	2,263	2,773	2,740	1,178
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.87	$16.33	$14.12	$15.29	$14.26	$10.76	$9.23	$9.60	$8.49	$6.73
Value at end of period	$16.24	$18.87	$16.33	$14.12	$15.29	$14.26	$10.76	$9.23	$9.60	$8.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,065	1,074
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.83	$14.57	$12.90	$13.45	$12.60	$10.29	$9.31	$9.61	$8.73	$7.27
Value at end of period	$14.04	$15.83	$14.57	$12.90	$13.45	$12.60	$10.29	$9.31	$9.61	$8.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	279
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.82	$17.72	$15.05	$15.79	$14.60	$11.10	$9.87	$10.27	$9.30	$7.64
Value at end of period	$16.82	$19.82	$17.72	$15.05	$15.79	$14.60	$11.10	$9.87	$10.27	$9.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	560	565	571	567
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$19.13	$13.62	$12.28	$14.85	$14.98	$16.18	$13.84	$17.24	$14.59	$8.66
Value at end of period	$15.64	$19.13	$13.62	$12.28	$14.85	$14.98	$16.18	$13.84	$17.24	$14.59
Number of accumulation units outstanding at end of period	0	0	0	173	175	5,404	6,608	6,456	16,769	16,903

Architect	CFI 29

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$24.33	$21.44	$17.95	$18.98	$17.83	$13.07	$11.21	$10.28
Value at end of period	$21.38	$24.33	$21.44	$17.95	$18.98	$17.83	$13.07	$11.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,996	3,677	3,678
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$23.92	$19.36	$18.72	$17.92	$17.50	$14.92	$13.12	$12.25	$10.95	$8.65
Value at end of period	$23.09	$23.92	$19.36	$18.72	$17.92	$17.50	$14.92	$13.12	$12.25	$10.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,074	2,075	2,075	0	1,985
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$14.76	$15.04	$14.75	$14.71	$11.81	$9.91	$11.01	$9.68	$7.08
Value at end of period	$16.79	$19.74	$14.76	$15.04	$14.75	$14.71	$11.81	$9.91	$11.01	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,643	4,659	4,651	4,608	4,608
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$19.70	$18.57	$17.97	$16.31	$13.59	$12.09	$11.96	$10.68	$8.16
Value at end of period	$21.98	$22.27	$19.70	$18.57	$17.97	$16.31	$13.59	$12.09	$11.96	$10.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	14,485	11,323	14,043	14,865	13,054
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.62	$16.31	$13.98	$15.30	$14.49	$11.38	$9.88	$10.15	$8.99	$7.33
Value at end of period	$16.58	$18.62	$16.31	$13.98	$15.30	$14.49	$11.38	$9.88	$10.15	$8.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,912	1,926	0	2,118
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.33	$16.30	$16.39	$15.10	$14.18	$10.40	$8.93	$9.21	$8.04	$5.74
Value at end of period	$20.67	$21.33	$16.30	$16.39	$15.10	$14.18	$10.40	$8.93	$9.21	$8.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	810	899	949	952	960
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.36	$11.43	$11.43	$11.74	$12.09	$10.77	$9.23	$10.73	$9.60	$7.10
Value at end of period	$12.11	$14.36	$11.43	$11.43	$11.74	$12.09	$10.77	$9.23	$10.73	$9.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,757	14,301	14,234	14,221	14,212
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$13.31	$11.11	$11.13	$11.75	$12.85	$10.91	$9.36	$10.86	$10.18	$7.87
Value at end of period	$11.09	$13.31	$11.11	$11.13	$11.75	$12.85	$10.91	$9.36	$10.86	$10.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,424	15,221	0	941	896
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$14.89	$12.82	$11.78	$12.97	$13.58	$10.59	$8.86	$9.56	$9.04	$6.96
Value at end of period	$12.52	$14.89	$12.82	$11.78	$12.97	$13.58	$10.59	$8.86	$9.56	$9.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,691	1,765	2,474	8,439	8,294
Separate Account Annual Charges of 2.00%
(Quarterly Ratchet Enhanced Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.73	$11.42	$11.22	$11.57	$11.58	$10.33	$9.58	$10.14	$9.94
Value at end of period	$11.53	$12.73	$11.42	$11.22	$11.57	$11.58	$10.33	$9.58	$10.14
Number of accumulation units outstanding at end of period	0	0	0	8,564	9,145	9,320	11,153	11,892	11,692
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.67	$10.39	$9.96	$10.55	$10.34
Value at end of period	$10.58	$11.67	$10.39	$9.96	$10.55
Number of accumulation units outstanding at end of period	0	0	0	3,887	4,006
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$8.42	$8.56	$8.72	$8.90	$9.08	$9.26	$9.45	$9.64	$9.70
Value at end of period	$8.36	$8.42	$8.56	$8.72	$8.90	$9.08	$9.26	$9.45	$9.64
Number of accumulation units outstanding at end of period	0	0	0	4,232	4,459	4,691	4,929	5,534	11,229

Architect	CFI 30

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.91	$13.36	$11.89	$12.38	$12.49	$12.07	$10.80	$10.67
Value at end of period	$13.19	$13.91	$13.36	$11.89	$12.38	$12.49	$12.07	$10.80
Number of accumulation units outstanding at end of period	0	0	0	1,534	1,617	1,701	1,786	2,005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.55	$12.22	$11.97	$12.18	$11.67	$11.96	$11.18	$10.63	$9.91	$9.08
Value at end of period	$12.20	$12.55	$12.22	$11.97	$12.18	$11.67	$11.96	$11.18	$10.63	$9.91
Number of accumulation units outstanding at end of period	0	0	0	14,073	27,112	9,621	9,608	9,839	10,666	2,427
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.29	$15.26	$15.06	$14.54	$13.12	$10.28	$9.83
Value at end of period	$18.52	$19.29	$15.26	$15.06	$14.54	$13.12	$10.28
Number of accumulation units outstanding at end of period	0	0	0	1,001	1,011	1,021	1,030
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$29.16	$22.99	$22.62	$21.75	$19.58	$17.54
Value at end of period	$28.08	$29.16	$22.99	$22.62	$21.75	$19.58
Number of accumulation units outstanding at end of period	0	0	0	0	502	505
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.81	$16.05	$14.41	$15.43	$15.22
Value at end of period	$16.06	$17.81	$16.05	$14.41	$15.43
Number of accumulation units outstanding at end of period	187	191	194	197	883
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.71	$10.14	$9.88	$10.09
Value at end of period	$10.20	$10.71	$10.14	$9.88
Number of accumulation units outstanding at end of period	0	0	0	4,888
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.22	$13.31	$12.65	$13.18	$12.77	$10.98	$9.91	$10.24	$9.36	$9.21
Value at end of period	$13.80	$15.22	$13.31	$12.65	$13.18	$12.77	$10.98	$9.91	$10.24	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	3,284	3,320	3,358	3,400	8,240	8,328
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.95	$13.32	$12.72	$13.19	$12.73	$11.23	$10.27	$10.47	$9.62	$9.49
Value at end of period	$13.73	$14.95	$13.32	$12.72	$13.19	$12.73	$11.23	$10.27	$10.47	$9.62
Number of accumulation units outstanding at end of period	0	0	0	0	23,396	23,662	23,909	24,174	24,440	24,710
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.94	$12.72	$12.27	$12.72	$12.33	$11.43	$10.58	$10.57	$9.85	$9.75
Value at end of period	$12.97	$13.94	$12.72	$12.27	$12.72	$12.33	$11.43	$10.58	$10.57	$9.85
Number of accumulation units outstanding at end of period	0	0	0	859	52,676	52,577	52,482	52,446	47,704	47,721
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$30.94	$25.38	$24.24	$24.93	$22.90	$17.32	$15.30	$16.34
Value at end of period	$28.69	$30.94	$25.38	$24.24	$24.93	$22.90	$17.32	$15.30
Number of accumulation units outstanding at end of period	0	0	0	1,002	1,056	1,111	1,167	1,310
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.38	$17.35	$14.65	$15.70	$15.30	$11.28	$9.94	$10.59	$8.57	$7.77
Value at end of period	$16.82	$19.38	$17.35	$14.65	$15.70	$15.30	$11.28	$9.94	$10.59	$8.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,466

Architect	CFI 31

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$20.75	$19.08	$15.67	$16.16	$15.52	$11.52	$10.29	$10.79	$8.88	$8.02
Value at end of period	$17.08	$20.75	$19.08	$15.67	$16.16	$15.52	$11.52	$10.29	$10.79	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,190
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.85	$16.60	$16.07	$17.27	$16.89	$12.41	$10.58	$10.67
Value at end of period	$20.05	$20.85	$16.60	$16.07	$17.27	$16.89	$12.41	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,007
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$10.92	$10.87	$10.70	$11.21	$11.16	$12.47	$11.96	$10.90	$11.08
Value at end of period	$10.48	$10.92	$10.87	$10.70	$11.21	$11.16	$12.47	$11.96	$10.90
Number of accumulation units outstanding at end of period	0	0	0	5,075	10,069	10,461	10,530	9,521	10,248
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$14.80	$13.69	$12.07	$13.04
Value at end of period	$13.78	$14.80	$13.69	$12.07
Number of accumulation units outstanding at end of period	0	0	0	5,899
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$16.80	$15.49	$13.74	$14.36	$14.21
Value at end of period	$14.87	$16.80	$15.49	$13.74	$14.36
Number of accumulation units outstanding at end of period	0	0	0	0	666
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$19.38	$17.18	$16.22	$15.73	$14.31	$11.95	$10.65	$10.56	$9.45	$8.69
Value at end of period	$19.09	$19.38	$17.18	$16.22	$15.73	$14.31	$11.95	$10.65	$10.56	$9.45
Number of accumulation units outstanding at end of period	0	0	1,543	12,942	13,526	14,461	16,683	32,212	28,172	23,150
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.36	$8.66	$8.70	$9.82
Value at end of period	$8.61	$10.36	$8.66	$8.70
Number of accumulation units outstanding at end of period	0	0	0	1,957

Separate Account Annual Charges of 2.25%

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
Value at beginning of period	$12.42	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Value at end of period	$11.22	$12.42	$11.17	$11.01	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39
Number of accumulation units outstanding at end of period	0	0	0	7,323	16,203	16,422	16,727	27,411	27,518	27,510
VOYA GLOBAL EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$11.36	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$10.09	$11.36	$9.41	$9.10	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	0	0	0	7,515	1,744	0	473	480	465
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.54	$10.29	$9.89	$10.50	$10.32
Value at end of period	$10.43	$11.54	$10.29	$9.89	$10.50
Number of accumulation units outstanding at end of period	0	0	0	5,426	5,428

Architect	CFI 32

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS S)
Value at beginning of period	$8.24	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Value at end of period	$8.16	$8.24	$8.39	$8.58	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82
Number of accumulation units outstanding at end of period	0	0	0	0	7,902	7,902	7,905	8,284	10,193	26,143
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.58	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49	$9.99
Value at end of period	$16.35	$17.58	$15.01	$14.06	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	0	0	0	0	5,543	5,539	5,540	5,542
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.69	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$15.30	$17.69	$12.98	$12.89	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.07	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$15.21	$16.07	$15.48	$13.82	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	268
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$11.92	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Value at end of period	$11.56	$11.92	$11.64	$11.43	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60
Number of accumulation units outstanding at end of period	0	0	0	7,054	26,193	1,765	2,495	2,528	5,609	5,113
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$11.05	$9.10	$9.27	$9.62	$10.18
Value at end of period	$9.27	$11.05	$9.10	$9.27	$9.62
Number of accumulation units outstanding at end of period	0	0	0	7,526	14,210
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$14.58	$11.89	$11.82	$10.94	$11.76
Value at end of period	$12.14	$14.58	$11.89	$11.82	$10.94
Number of accumulation units outstanding at end of period	0	0	0	4,733	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$19.02	$15.08	$14.92	$14.44	$13.07	$10.26	$9.83
Value at end of period	$18.20	$19.02	$15.08	$14.92	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	0	0	0	5,404	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$28.49	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$27.36	$28.49	$22.51	$22.21	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	0	0	0	10,162	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$17.50	$15.81	$14.23	$15.27	$15.08
Value at end of period	$15.73	$17.50	$15.81	$14.23	$15.27
Number of accumulation units outstanding at end of period	0	0	0	0	244
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.90	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.48	$14.90	$13.07	$12.46	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	0	0	0	76,820	80,446	80,416	88,344	88,698	89,093	94,422
Architect	CFI 33

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.65	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.41	$14.65	$13.08	$12.52	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	0	0	0	25,999	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.66	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.67	$13.66	$12.49	$12.08	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	0	0	0	10,926	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$31.18	$24.36	$23.44	$22.33	$20.26	$16.12
Value at end of period	$30.11	$31.18	$24.36	$23.44	$22.33	$20.26
Number of accumulation units outstanding at end of period	0	0	0	1,927	1,927	491
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$24.91	$22.51	$19.97	$21.22	$19.35	$15.53
Value at end of period	$22.68	$24.91	$22.51	$19.97	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	510
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$30.26	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$27.99	$30.26	$24.89	$23.83	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	0	0	0	996	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$19.25	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Value at end of period	$17.01	$19.25	$16.73	$15.13	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32
Number of accumulation units outstanding at end of period	0	0	0	1,683	1,798	1,807	141	395	412	454
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$18.97	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Value at end of period	$16.42	$18.97	$17.02	$14.41	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56
Number of accumulation units outstanding at end of period	0	0	0	0	99	99	459	1,676	1,712	368
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$20.25	$18.66	$15.37	$15.89	$15.29	$12.16
Value at end of period	$16.62	$20.25	$18.66	$15.37	$15.89	$15.29
Number of accumulation units outstanding at end of period	0	0	0	5,064	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$11.03	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Value at end of period	$10.72	$11.03	$10.96	$10.98	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	952	336	329	332	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$19.57	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Value at end of period	$18.76	$19.57	$15.61	$15.16	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16
Number of accumulation units outstanding at end of period	0	0	0	0	1,867	1,821	1,399	2,725	2,371	3,490
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.68	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$10.23	$10.68	$10.66	$10.52	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	0	0	0	0	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.91	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$16.17	$17.91	$17.42	$17.09	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	220	224	340

Architect	CFI 34

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.67	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Value at end of period	$14.83	$16.67	$14.02	$13.23	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08
Number of accumulation units outstanding at end of period	0	0	0	0	7,272	7,299	7,362	7,377	7,380	13,795
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$19.33	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Value at end of period	$15.54	$19.33	$17.83	$14.74	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56
Number of accumulation units outstanding at end of period	0	0	0	0	997	997	997	997	997	997
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.26	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$13.24	$14.26	$13.22	$11.69	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	0	0	0	6,897	6,409	6,255	6,184	6,381	6,379	6,469
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$12.55	$11.62	$10.35	$10.85	$10.23
Value at end of period	$11.06	$12.55	$11.62	$10.35	$10.85
Number of accumulation units outstanding at end of period	0	0	0	0	12,212
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$10.40	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Value at end of period	$8.47	$10.40	$7.44	$6.74	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23
Number of accumulation units outstanding at end of period	0	0	0	0	374	360	290	1,664	1,656	4,022
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$20.24	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Value at end of period	$17.37	$20.24	$18.20	$16.23	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	4,589	4,803	4,038	4,035	4,037	4,035
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$23.33	$20.65	$17.37	$18.45	$17.41	$15.98
Value at end of period	$20.40	$23.33	$20.65	$17.37	$18.45	$17.41
Number of accumulation units outstanding at end of period	0	0	0	0	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
Value at beginning of period	$18.87	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Value at end of period	$18.13	$18.87	$15.34	$14.90	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96
Number of accumulation units outstanding at end of period	0	0	0	0	4,652	8,670	8,669	8,765	9,423	9,575
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$19.18	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Value at end of period	$18.85	$19.18	$17.05	$16.14	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54
Number of accumulation units outstanding at end of period	0	0	6,064	11,733	31,768	33,935	35,769	76,964	83,740	47,549
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.13	$14.19	$12.22	$13.43	$12.78	$10.98
Value at end of period	$14.29	$16.13	$14.19	$12.22	$13.43	$12.78
Number of accumulation units outstanding at end of period	0	0	0	5,949	5,947	5,287
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.19	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$20.43	$21.19	$16.26	$16.43	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	0	0	0	0	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$10.15	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Value at end of period	$8.52	$10.15	$8.12	$8.15	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04
Number of accumulation units outstanding at end of period	0	0	0	0	254	240	235	617	623	5,493
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.67	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.02	$9.67	$8.11	$8.16	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$12.59	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Value at end of period	$10.54	$12.59	$10.90	$10.05	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93
Number of accumulation units outstanding at end of period	0	0	0	0	8,330	3,599	2,906	2,905	2,906	2,904
Architect	CFI 35

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2018

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Insurance and Annuity Company and Contract Owners of Voya Insurance and Annuity Company Separate Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Voya Insurance and Annuity Company Separate Account B (the Separate Account), as of December 31, 2018, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Accounts auditor since 1988.
Philadelphia, PA
April 16, 2019

Appendix
Subaccounts comprising Voya Insurance and Annuity Company Separate Account B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Blue Chip Income & Growth Fund - Class 4
Bond Fund - Class 4
Capital Income Builder Fund - Class 4
Global Growth Fund - Class 4
Growth Fund - Class 4
International Fund - Class 4
New World Fund - Class 4
BlackRock Equity Dividend V.I. Fund - Class III
BlackRock Global Allocation V.I. Fund - Class III
BlackRock High Yield V.I. Fund - Class III
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
Columbia Asset Allocation Fund, Variable Series - Class 1
Columbia Small Cap Value Fund, Variable Series - Class 2
Columbia Small Company Growth Fund, Variable Series - Class
Columbia VP Large Cap Growth Fund - Class 1
DWS Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B
DWS Core Equity VIP - Class B
Eaton Vance VT Floating-Rate Income Fund - Initial Class
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2
Ivy VIP Asset Strategy
Ivy VIP Energy
Ivy VIP High Income
Ivy VIP Mid Cap Growth
Ivy VIP Science and Technology
Ivy VIP Small Cap Growth
Ivy VIP International Core Equity
Ivy VIP Balanced
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Flexible Bond Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
ClearBridge Variable Mid Cap Portfolio - Class II
Western Asset Core Plus VIT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA - Service
Oppenheimer International Growth Fund/VA - Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA
PIMCO All Asset Portfolio - Administrative Class
PIMCO Low Duration Portfolio - Administrative Class
PIMCO Real Return Portfolio - Administrative Class
PIMCO Short-Term Portfolio - Administrative Class
PIMCO Total Return Portfolio - Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Putnam VT Mortgage Securities Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares
Putnam VT Income Fund - Class 1B
Putnam VT Small Cap Value Fund - Class 1B
Putnam VT International Equity Fund - Class 1B

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Putnam VT International Value Fund - Class 1B	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. Rowe Price Blue Chip Growth Portfolio - II
T. Rowe Price Health Sciences Portfolio - II
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser
VY® BlackRock Inflation Protected Bond Portfolio - Service
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Adviser Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Adviser
VY® T. Rowe Price International Stock Portfolio - Service
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Global Bond Portfolio - Adviser Class

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Global Bond Portfolio - Service Class	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Adviser Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Adviser Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Equity Portfolio - Class A
Voya Global Equity Portfolio - Class S
Voya Global Equity Portfolio - Class T
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class A

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Voya Russell™ Mid Cap Index Portfolio - Class S	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
Voya Russell™ Small Cap Index Portfolio - Class A
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class A
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class A
Voya SmallCap Opportunities Portfolio - Class S
MFS VIT Research Series Portfolio - Service Class
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo VT Small Cap Growth Fund - Class 2
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
ClearBridge Variable Aggressive Growth Portfolio II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from January 4, 2017 (commencement of operations) through December 31, 2017
Voya Russell™ Large Cap Index Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from August 28, 2017 (commencement of operations) through December 31, 2017
MFS VIT II Strategic Income Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 2, 2017 (commencement of operations) through December 31, 2017
MFS VIT III Global Real Estate Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 3, 2017 (commencement of operations) through December 31, 2017
MFS VIT International Value Portfolio - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 22, 2017 (commencement of operations) through December 31, 2017
MFS VIT Value Series - Service Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from June 7, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Securian Real Estate Securities - Class II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 3, 2017 (commencement of operations) through December 31, 2017
Oppenheimer Total Return Bond Fund/VA - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 9, 2017 (commencement of operations) through December 31, 2017
Oppenheimer Main Street Fund®/VA	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from May 12, 2017 (commencement of operations) through December 31, 2017

Subaccount	Statement of Operations	Statement of Changes in Net Assets
Federated High Income Bond Fund II - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 15, 2017 (commencement of operations) through December 31, 2017
Columbia VP Seligman Global Technology Fund - Class 2	For the year ended December 31, 2018	For the year ended December 31, 2018 and the period from May 18, 2017 (commencement of operations) through December 31,2017
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Federated Kaufmann Fund II - Service Shares	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Voya Small Company Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Ivy VIP Small Cap Core - Class II	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from July 31, 2017 (commencement of operations) through December 31, 2017
Voya Japan TOPIX® Index Portfolio - Class A	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from December 4, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period from December 14, 2017 (commencement of operations) through December 31, 2017

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Assets
Investments in mutual funds at fair value	$109	$4,039	$1,578	$2,341	$1,643
Total assets	109	4,039	1,578	2,341	1,643
Net assets	$109	$4,039	$1,578	$2,341	$1,643

Net assets
Accumulation units	109	4,039	1,578	2,341	1,643
Total net assets	$109	$4,039	$1,578	$2,341	$1,643

Total number of mutual fund shares	11,682	331,340	152,800	250,353	64,701

Cost of mutual fund shares	$129	$4,645	$1,650	$2,493	$1,878

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds at fair value	$7,143	$1,595	$1,038	$4,270	$555,086
Total assets	7,143	1,595	1,038	4,270	555,086
Net assets	$7,143	$1,595	$1,038	$4,270	$555,086

Net assets
Accumulation units	7,143	1,595	1,038	4,270	555,086
Total net assets	$7,143	$1,595	$1,038	$4,270	$555,086

Total number of mutual fund shares	104,068	91,642	50,139	420,664	42,863,804

Cost of mutual fund shares	$7,615	$1,783	$1,177	$4,846	$611,324

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1	Columbia Small Cap Value Fund, Variable Series - Class 2
Assets
Investments in mutual funds at fair value	$2,418	$117	$1,460	$75	$59,567
Total assets	2,418	117	1,460	75	59,567
Net assets	$2,418	$117	$1,460	$75	$59,567

Net assets
Accumulation units	2,418	117	1,460	75	59,567
Total net assets	$2,418	$117	$1,460	$75	$59,567

Total number of mutual fund shares	354,084	11,378	89,406	5,293	4,218,646

Cost of mutual fund shares	$2,604	$127	$1,806	$77	$72,608

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B	DWS High Income VIP - Class B
Assets
Investments in mutual funds at fair value	$35	$71	$1,022	$711	$120
Total assets	35	71	1,022	711	120
Net assets	$35	$71	$1,022	$711	$120

Net assets
Accumulation units	35	71	1,022	711	120
Total net assets	$35	$71	$1,022	$711	$120

Total number of mutual fund shares	2,261	4,433	104,141	58,799	20,980

Cost of mutual fund shares	$38	$35	$1,339	$764	$132

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Eaton Vance VT Floating- Rate Income Fund - Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
Assets
Investments in mutual funds at fair value	$5,850	$331	$234	$3,616	$399
Total assets	5,850	331	234	3,616	399
Net assets	$5,850	$331	$234	$3,616	$399

Net assets
Accumulation units	5,850	331	234	3,616	399
Total net assets	$5,850	$331	$234	$3,616	$399

Total number of mutual fund shares	655,787	54,802	13,293	339,517	30,414

Cost of mutual fund shares	$6,053	$360	$255	$3,907	$487

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2
Assets
Investments in mutual funds at fair value	$765	$728	$52	$7,070	$986
Total assets	765	728	52	7,070	986
Net assets	$765	$728	$52	$7,070	$986

Net assets
Accumulation units	765	728	52	7,070	986
Total net assets	$765	$728	$52	$7,070	$986

Total number of mutual fund shares	71,403	71,382	4,528	484,270	95,876

Cost of mutual fund shares	$820	$839	$62	$8,939	$1,023

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Templeton Global Bond VIP Fund - Class 2	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Assets
Investments in mutual funds at fair value	$4,123	$191	$490	$513	$400
Total assets	4,123	191	490	513	400
Net assets	$4,123	$191	$490	$513	$400

Net assets
Accumulation units	4,123	191	490	513	400
Total net assets	$4,123	$191	$490	$513	$400

Total number of mutual fund shares	244,975	28,986	59,038	68,750	103,592

Cost of mutual fund shares	$4,023	$214	$489	$528	$590

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology	Ivy VIP Small Cap Core - Class II
Assets
Investments in mutual funds at fair value	$1,112	$7	$556	$751	$174
Total assets	1,112	7	556	751	174
Net assets	$1,112	$7	$556	$751	$174

Net assets
Accumulation units	1,112	7	556	751	174
Total net assets	$1,112	$7	$556	$751	$174

Total number of mutual fund shares	333,307	496	50,210	34,381	12,896

Cost of mutual fund shares	$1,192	$9	$491	$771	$226

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	ClearBridge Variable Aggressive Growth Portfolio II
Assets
Investments in mutual funds at fair value	$576	$3,776	$1,991	$1,121	$58
Total assets	576	3,776	1,991	1,121	58
Net assets	$576	$3,776	$1,991	$1,121	$58

Net assets
Accumulation units	576	3,776	1,991	1,121	58
Total net assets	$576	$3,776	$1,991	$1,121	$58

Total number of mutual fund shares	74,926	106,097	31,615	91,662	2,564

Cost of mutual fund shares	$812	$3,696	$2,092	$1,177	$69

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Strategic Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class	MFS VIT International Value Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$117	$9	$287	$373	$353
Total assets	117	9	287	373	353
Net assets	$117	$9	$287	$373	$353

Net assets
Accumulation units	117	9	287	373	353
Total net assets	$117	$9	$287	$373	$353

Total number of mutual fund shares	6,810	1,672	31,179	15,172	14,335

Cost of mutual fund shares	$137	$9	$304	$434	$391

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class	Oppenheimer Total Return Bond Fund/VA - Service Shares	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Assets
Investments in mutual funds at fair value	$403	$724	$100	$476	$1,260
Total assets	403	724	100	476	1,260
Net assets	$403	$724	$100	$476	$1,260

Net assets
Accumulation units	403	724	100	476	1,260
Total net assets	$403	$724	$100	$476	$1,260

Total number of mutual fund shares	23,748	47,714	13,499	17,952	62,893

Cost of mutual fund shares	$483	$756	$103	$555	$1,508

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Assets
Investments in mutual funds at fair value	$324	$1,167	$186	$1,630	$3,999
Total assets	324	1,167	186	1,630	3,999
Net assets	$324	$1,167	$186	$1,630	$3,999

Net assets
Accumulation units	324	1,167	186	1,630	3,999
Total net assets	$324	$1,167	$186	$1,630	$3,999

Total number of mutual fund shares	5,027	550,437	18,740	161,752	337,437

Cost of mutual fund shares	$393	$1,336	$197	$1,656	$4,499

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	PIMCO Short- Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Assets
Investments in mutual funds at fair value	$2,299	$5,227	$6,415	$1,808	$1,661
Total assets	2,299	5,227	6,415	1,808	1,661
Net assets	$2,299	$5,227	$6,415	$1,808	$1,661

Net assets
Accumulation units	2,299	5,227	6,415	1,808	1,661
Total net assets	$2,299	$5,227	$6,415	$1,808	$1,661

Total number of mutual fund shares	223,442	498,788	151,076	87,973	34,198

Cost of mutual fund shares	$2,314	$5,442	$5,074	$1,821	$2,120

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares
Assets
Investments in mutual funds at fair value	$725	$20	$7	$906	$192
Total assets	725	20	7	906	192
Net assets	$725	$20	$7	$906	$192

Net assets
Accumulation units	725	20	7	906	192
Total net assets	$725	$20	$7	$906	$192

Total number of mutual fund shares	67,742	1,615	781	98,669	11,396

Cost of mutual fund shares	$734	$23	$8	$940	$209

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class	Voya Balanced Portfolio - Class S
Assets
Investments in mutual funds at fair value	$265	$4,881	$4,618	$966	$2,385
Total assets	265	4,881	4,618	966	2,385
Net assets	$265	$4,881	$4,618	$966	$2,385

Net assets
Accumulation units	265	4,881	4,618	966	2,385
Total net assets	$265	$4,881	$4,618	$966	$2,385

Total number of mutual fund shares	29,857	164,573	119,572	33,470	170,120

Cost of mutual fund shares	$375	$4,496	$4,658	$972	$2,261

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya Government Liquid Assets Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$2,914	$2,124,524	$93,724	$317,669	$9,175
Total assets	2,914	2,124,524	93,724	317,669	9,175
Net assets	$2,914	$2,124,524	$93,724	$317,669	$9,175

Net assets
Accumulation units	2,914	2,124,524	93,724	317,669	9,175
Total net assets	$2,914	$2,124,524	$93,724	$317,669	$9,175

Total number of mutual fund shares	238,876	173,430,527	9,179,621	317,669,024	9,174,644

Cost of mutual fund shares	$3,033	$2,201,473	$97,123	$317,669	$9,175
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$746	$248,526	$1,321,041	$61	$1,111,621
Total assets	746	248,526	1,321,041	61	1,111,621
Net assets	$746	$248,526	$1,321,041	$61	$1,111,621

Net assets
Accumulation units	746	248,526	1,321,041	61	1,111,621
Total net assets	$746	$248,526	$1,321,041	$61	$1,111,621

Total number of mutual fund shares	82,057	27,340,560	80,698,872	3,424	64,218,413

Cost of mutual fund shares	$818	$277,530	$1,315,593	$64	$1,178,184

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$12,351	$359	$601,195	$21,661	$310,189
Total assets	12,351	359	601,195	21,661	310,189
Net assets	$12,351	$359	$601,195	$21,661	$310,189

Net assets
Accumulation units	12,351	359	601,195	21,661	310,189
Total net assets	$12,351	$359	$601,195	$21,661	$310,189

Total number of mutual fund shares	718,912	34,225	56,985,265	2,177,022	36,194,704

Cost of mutual fund shares	$13,120	$396	$678,698	$22,269	$330,463

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,342,173	$1,598,446	$864,522	$707	$148,078
Total assets	2,342,173	1,598,446	864,522	707	148,078
Net assets	$2,342,173	$1,598,446	$864,522	$707	$148,078

Net assets
Accumulation units	2,342,173	1,598,446	864,522	707	148,078
Total net assets	$2,342,173	$1,598,446	$864,522	$707	$148,078

Total number of mutual fund shares	199,503,688	145,710,698	82,257,135	79,220	16,130,538

Cost of mutual fund shares	$2,146,618	$1,605,699	$890,441	$730	$157,401

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$256	$56,621	$734	$591	$110,260
Total assets	256	56,621	734	591	110,260
Net assets	$256	$56,621	$734	$591	$110,260

Net assets
Accumulation units	256	56,621	734	591	110,260
Total net assets	$256	$56,621	$734	$591	$110,260

Total number of mutual fund shares	24,297	5,262,207	67,644	20,270	3,595,050

Cost of mutual fund shares	$291	$52,146	$651	$709	$80,996

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$9,719	$1,945	$267,955	$4,648	$1,010
Total assets	9,719	1,945	267,955	4,648	1,010
Net assets	$9,719	$1,945	$267,955	$4,648	$1,010

Net assets
Accumulation units	9,719	1,945	267,955	4,648	1,010
Total net assets	$9,719	$1,945	$267,955	$4,648	$1,010

Total number of mutual fund shares	318,963	193,541	25,641,584	445,649	47,734

Cost of mutual fund shares	$7,300	$2,134	$277,357	$4,996	$1,251

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$260,912	$24,265	$1,568	$258,107	$8,933
Total assets	260,912	24,265	1,568	258,107	8,933
Net assets	$260,912	$24,265	$1,568	$258,107	$8,933

Net assets
Accumulation units	260,912	24,265	1,568	258,107	8,933
Total net assets	$260,912	$24,265	$1,568	$258,107	$8,933

Total number of mutual fund shares	12,090,474	1,134,400	92,479	14,574,108	509,880

Cost of mutual fund shares	$319,865	$28,773	$1,753	$262,952	$9,256

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$1,248	$206,900	$19,118	$1,906	$238,037
Total assets	1,248	206,900	19,118	1,906	238,037
Net assets	$1,248	$206,900	$19,118	$1,906	$238,037

Net assets
Accumulation units	1,248	206,900	19,118	1,906	238,037
Total net assets	$1,248	$206,900	$19,118	$1,906	$238,037

Total number of mutual fund shares	79,032	12,426,420	1,161,505	136,036	15,869,118

Cost of mutual fund shares	$1,508	$241,851	$19,305	$2,108	$263,714

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$34,473	$34,998	$2,189,453	$51,188	$1,102
Total assets	34,473	34,998	2,189,453	51,188	1,102
Net assets	$34,473	$34,998	$2,189,453	$51,188	$1,102

Net assets
Accumulation units	34,473	34,998	2,189,453	51,188	1,102
Total net assets	$34,473	$34,998	$2,189,453	$51,188	$1,102

Total number of mutual fund shares	2,319,841	1,452,191	86,711,027	2,042,606	102,629

Cost of mutual fund shares	$37,968	$37,200	$2,229,966	$53,277	$1,383

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$385,400	$14,247	$547	$118,120	$121,282
Total assets	385,400	14,247	547	118,120	121,282
Net assets	$385,400	$14,247	$547	$118,120	$121,282

Net assets
Accumulation units	385,400	14,247	547	118,120	121,282
Total net assets	$385,400	$14,247	$547	$118,120	$121,282

Total number of mutual fund shares	35,036,361	1,316,734	40,143	8,659,823	13,972,577

Cost of mutual fund shares	$488,558	$17,926	$635	$120,481	$152,811

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$2,206	$539	$3,612	$431	$13,131
Total assets	2,206	539	3,612	431	13,131
Net assets	$2,206	$539	$3,612	$431	$13,131

Net assets
Accumulation units	2,206	539	3,612	431	13,131
Total net assets	$2,206	$539	$3,612	$431	$13,131

Total number of mutual fund shares	257,069	52,226	344,014	41,114	1,232,920

Cost of mutual fund shares	$2,772	$560	$3,775	$472	$13,474

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$230	$7,448	$72	$794	$89
Total assets	230	7,448	72	794	89
Net assets	$230	$7,448	$72	$794	$89

Net assets
Accumulation units	230	7,448	72	794	89
Total net assets	$230	$7,448	$72	$794	$89

Total number of mutual fund shares	21,735	692,230	6,909	75,042	7,205

Cost of mutual fund shares	$263	$7,799	$80	$847	$98

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$766	$13,547	$510,312	$1,050	$2,269
Total assets	766	13,547	510,312	1,050	2,269
Net assets	$766	$13,547	$510,312	$1,050	$2,269

Net assets
Accumulation units	766	13,547	510,312	1,050	2,269
Total net assets	$766	$13,547	$510,312	$1,050	$2,269

Total number of mutual fund shares	70,113	1,221,587	44,413,615	108,897	223,812

Cost of mutual fund shares	$782	$13,792	$527,410	$1,299	$2,771

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1,156	$261,278	$750	$200,077	$750
Total assets	1,156	261,278	750	200,077	750
Net assets	$1,156	$261,278	$750	$200,077	$750

Net assets
Accumulation units	1,156	261,278	750	200,077	750
Total net assets	$1,156	$261,278	$750	$200,077	$750

Total number of mutual fund shares	46,938	10,010,643	39,608	10,228,898	52,005

Cost of mutual fund shares	$1,288	$286,188	$850	$226,374	$928

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$67,084	$145,139	$1,116	$834	$406,188
Total assets	67,084	145,139	1,116	834	406,188
Net assets	$67,084	$145,139	$1,116	$834	$406,188

Net assets
Accumulation units	67,084	145,139	1,116	834	406,188
Total net assets	$67,084	$145,139	$1,116	$834	$406,188

Total number of mutual fund shares	4,514,369	8,288,893	28,655	21,096	10,335,570

Cost of mutual fund shares	$47,339	$136,418	$1,279	$823	$474,491

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$314,791	$1,841	$92,097	$1,004	$2,562
Total assets	314,791	1,841	92,097	1,004	2,562
Net assets	$314,791	$1,841	$92,097	$1,004	$2,562

Net assets
Accumulation units	314,791	1,841	92,097	1,004	2,562
Total net assets	$314,791	$1,841	$92,097	$1,004	$2,562

Total number of mutual fund shares	8,123,644	116,978	5,752,479	58,844	143,475

Cost of mutual fund shares	$358,924	$2,226	$113,002	$1,177	$2,205

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$120,046	$696	$6,589	$3,000	$256,356
Total assets	120,046	696	6,589	3,000	256,356
Net assets	$120,046	$696	$6,589	$3,000	$256,356

Net assets
Accumulation units	120,046	696	6,589	3,000	256,356
Total net assets	$120,046	$696	$6,589	$3,000	$256,356

Total number of mutual fund shares	6,991,607	76,671	676,513	42,272	3,439,167

Cost of mutual fund shares	$132,118	$771	$6,941	$3,396	$289,957
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Assets
Investments in mutual funds at fair value	$604	$289,679	$1,760	$638	$807
Total assets	604	289,679	1,760	638	807
Net assets	$604	$289,679	$1,760	$638	$807

Net assets
Accumulation units	604	289,679	1,760	638	807
Total net assets	$604	$289,679	$1,760	$638	$807

Total number of mutual fund shares	55,512	26,503,155	143,885	44,689	59,759

Cost of mutual fund shares	$696	$287,414	$1,787	$568	$784

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Assets
Investments in mutual funds at fair value	$751,046	$550	$407,495	$15,530	$3,998
Total assets	751,046	550	407,495	15,530	3,998
Net assets	$751,046	$550	$407,495	$15,530	$3,998

Net assets
Accumulation units	751,046	550	407,495	15,530	3,998
Total net assets	$751,046	$550	$407,495	$15,530	$3,998

Total number of mutual fund shares	30,755,377	22,182	16,673,275	1,699,133	506,669

Cost of mutual fund shares	$811,117	$624	$439,015	$17,722	$4,766

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Global Equity Portfolio - Class A	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S
Assets
Investments in mutual funds at fair value	$19	$338,627	$28,724	$21,891	$114,697
Total assets	19	338,627	28,724	21,891	114,697
Net assets	$19	$338,627	$28,724	$21,891	$114,697

Net assets
Accumulation units	19	338,627	28,724	21,891	114,697
Total net assets	$19	$338,627	$28,724	$21,891	$114,697

Total number of mutual fund shares	1,980	35,054,597	2,995,189	1,665,969	4,694,921

Cost of mutual fund shares	$19	$331,998	$28,261	$25,059	$97,777

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A
Assets
Investments in mutual funds at fair value	$59,709	$46,564	$495,552	$19,635	$6,808
Total assets	59,709	46,564	495,552	19,635	6,808
Net assets	$59,709	$46,564	$495,552	$19,635	$6,808

Net assets
Accumulation units	59,709	46,564	495,552	19,635	6,808
Total net assets	$59,709	$46,564	$495,552	$19,635	$6,808

Total number of mutual fund shares	3,526,843	2,316,616	56,121,390	2,191,363	700,433

Cost of mutual fund shares	$64,888	$39,317	$535,984	$20,675	$7,753

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$218,468	$2,033	$349,036	$40	$193,129
Total assets	218,468	2,033	349,036	40	193,129
Net assets	$218,468	$2,033	$349,036	$40	$193,129

Net assets
Accumulation units	218,468	2,033	349,036	40	193,129
Total net assets	$218,468	$2,033	$349,036	$40	$193,129

Total number of mutual fund shares	6,562,561	103,970	17,628,068	1,935	9,457,827

Cost of mutual fund shares	$180,717	$2,131	$267,609	$38	$184,814

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$208,853	$3,128	$158,292	$2,310	$143,579
Total assets	208,853	3,128	158,292	2,310	143,579
Net assets	$208,853	$3,128	$158,292	$2,310	$143,579

Net assets
Accumulation units	208,853	3,128	158,292	2,310	143,579
Total net assets	$208,853	$3,128	$158,292	$2,310	$143,579

Total number of mutual fund shares	7,051,065	250,044	12,376,219	184,362	11,164,772

Cost of mutual fund shares	$179,546	$3,639	$185,024	$2,571	$159,804

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds at fair value	$356	$65,109	$158,502	$1,156	$681,734
Total assets	356	65,109	158,502	1,156	681,734
Net assets	$356	$65,109	$158,502	$1,156	$681,734

Net assets
Accumulation units	356	65,109	158,502	1,156	681,734
Total net assets	$356	$65,109	$158,502	$1,156	$681,734

Total number of mutual fund shares	23,958	4,255,473	15,418,437	104,397	59,748,800

Cost of mutual fund shares	$470	$83,711	$163,830	$1,280	$745,677

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Assets
Investments in mutual funds at fair value	$1,432	$27,772	$572	$1,039	$224
Total assets	1,432	27,772	572	1,039	224
Net assets	$1,432	27,772	$572	$1,039	$224

Net assets
Accumulation units	1,432	27,772	572	1,039	224
Total net assets	$1,432	$27,772	$572	$1,039	$224

Total number of mutual fund shares	$78,653	1,457,858	22,689	56,415	23,873

Cost of mutual fund shares	$1,883	$33,979	$558	$745	$194

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Invesco V.I. Balanced- Risk Allocation Fund - Series II Shares	Blue Chip Income & Growth Fund - Class 4	Bond Fund - Class 4	Capital Income Builder Fund - Class 4	Global Growth Fund - Class 4
Net investment income (loss)
Investment Income:
Dividends	$2	$82	$37	$67	$10
Expenses:
Mortality and expense risk and other charges	1	45	14	22	17
Total expenses	1	45	14	22	17
Net investment income (loss)	1	37	23	45	(7)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2)	26	(23)	13	138
Capital gains distributions	11	351	3	5	141
Total realized gain (loss) on investments and capital gains distributions	9	377	(20)	18	279
Net unrealized appreciation (depreciation) of investments	(19)	(857)	(39)	(267)	(450)
Net realized and unrealized gain (loss) on investments	(10)	(480)	(59)	(249)	(171)
Net increase (decrease) in net assets resulting from operations	$(9)	$(443)	$(36)	$(204)	$(178)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 4	International Fund - Class 4	New World Fund - Class 4	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment Income:
Dividends	$20	$27	$8	$81	$5,241
Expenses:
Mortality and expense risk and other charges	69	15	10	38	11,032
Total expenses	69	15	10	38	11,032
Net investment income (loss)	(49)	12	(2)	43	(5,791)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	249	49	51	79	2,974
Capital gains distributions	792	88	35	340	26,668
Total realized gain (loss) on investments and capital gains distributions	1,041	137	86	419	29,642
Net unrealized appreciation (depreciation) of investments	(1,111)	(410)	(277)	(842)	(81,505)
Net realized and unrealized gain (loss) on investments	(70)	(273)	(191)	(423)	(51,863)
Net increase (decrease) in net assets resulting from operations	$(119)	$(261)	$(193)	$(380)	$(57,654)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	BlackRock High Yield V.I. Fund - Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series - Class 1
Net investment income (loss)
Investment Income:
Dividends	$130	$—	$1	$—	$1
Expenses:
Mortality and expense risk and other charges	22	5	1	17	2
Total expenses	22	5	1	17	2
Net investment income (loss)	108	(5)	—	(17)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	10	14	1	8	16
Capital gains distributions	—	—	2	183	6
Total realized gain (loss) on investments and capital gains distributions	10	14	3	191	22
Net unrealized appreciation (depreciation) of investments	(210)	(2)	(10)	(354)	(28)
Net realized and unrealized gain (loss) on investments	(200)	12	(7)	(163)	(6)
Net increase (decrease) in net assets resulting from operations	$(92)	$7	$(7)	$(180)	$(7)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Columbia Small Cap Value Fund, Variable Series - Class 2	Columbia Small Company Growth Fund, Variable Series - Class 1	Columbia VP Large Cap Growth Fund - Class 1	DWS Core Equity VIP - Class B	DWS Alternative Asset Allocation VIP - Class B
Net investment income (loss)
Investment Income:
Dividends	$130	$—	$—	$17	$6
Expenses:
Mortality and expense risk and other charges	1,371	1	3	12	5
Total expenses	1,371	1	3	12	5
Net investment income (loss)	(1,241)	(1)	(3)	5	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,793	—	186	(9)	—
Capital gains distributions	11,084	6	—	294	—
Total realized gain (loss) on investments and capital gains distributions	12,877	6	186	285	—
Net unrealized appreciation (depreciation) of investments	(26,047)	(7)	(184)	(373)	(60)
Net realized and unrealized gain (loss) on investments	(13,170)	(1)	2	(88)	(60)
Net increase (decrease) in net assets resulting from operations	$(14,411)	$(2)	$(1)	$(83)	$(59)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	DWS High Income VIP - Class B	Eaton Vance VT Floating- Rate Income Fund - Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Net investment income (loss)
Investment Income:
Dividends	$10	$199	$25	$—	$134
Expenses:
Mortality and expense risk and other charges	1	43	4	2	31
Total expenses	1	43	4	2	31
Net investment income (loss)	9	156	21	(2)	103

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	21	(6)	(2)	26
Capital gains distributions	—	—	—	6	7
Total realized gain (loss) on investments and capital gains distributions	—	21	(6)	4	33
Net unrealized appreciation (depreciation) of investments	(13)	(259)	(31)	(22)	(276)
Net realized and unrealized gain (loss) on investments	(13)	(238)	(37)	(18)	(243)
Net increase (decrease) in net assets resulting from operations	$(4)	$(82)	$(16)	$(20)	$(140)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$3	$13	$8	$—	$77
Expenses:
Mortality and expense risk and other charges	3	8	6	1	95
Total expenses	3	8	6	1	95
Net investment income (loss)	—	5	2	(1)	(18)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1)	1	1	1	465
Capital gains distributions	30	31	57	6	1,317
Total realized gain (loss) on investments and capital gains distributions	29	32	58	7	1,782
Net unrealized appreciation (depreciation) of investments	(101)	(59)	(117)	(13)	(2,873)
Net realized and unrealized gain (loss) on investments	(72)	(27)	(59)	(6)	(1,091)
Net increase (decrease) in net assets resulting from operations	$(72)	$(22)	$(57)	$(7)	$(1,109)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced
Net investment income (loss)
Investment Income:
Dividends	$35	$—	$3	$10	$8
Expenses:
Mortality and expense risk and other charges	8	36	2	3	6
Total expenses	8	36	2	3	6
Net investment income (loss)	27	(36)	1	7	2

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5	42	(2)	9	4
Capital gains distributions	—	—	13	22	8
Total realized gain (loss) on investments and capital gains distributions	5	42	11	31	12
Net unrealized appreciation (depreciation) of investments	(63)	33	(24)	(67)	(38)
Net realized and unrealized gain (loss) on investments	(58)	75	(13)	(36)	(26)
Net increase (decrease) in net assets resulting from operations	$(31)	$39	$(12)	$(29)	$(24)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ivy VIP Energy	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology
Net investment income (loss)
Investment Income:
Dividends	$—	$76	$1	$—	$—
Expenses:
Mortality and expense risk and other charges	4	9	1	3	6
Total expenses	4	9	1	3	6
Net investment income (loss)	(4)	67	—	(3)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(27)	10	(7)	28	66
Capital gains distributions	—	—	2	28	106
Total realized gain (loss) on investments and capital gains distributions	(27)	10	(5)	56	172
Net unrealized appreciation (depreciation) of investments	(152)	(109)	(2)	(44)	(194)
Net realized and unrealized gain (loss) on investments	(179)	(99)	(7)	12	(22)
Net increase (decrease) in net assets resulting from operations	$(183)	$(32)	$(7)	$9	$(28)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Ivy VIP Small Cap Core - Class II	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Service Shares
Net investment income (loss)
Investment Income:
Dividends	$—	$2	$69	$3	$33
Expenses:
Mortality and expense risk and other charges	2	5	33	20	9
Total expenses	2	5	33	20	9
Net investment income (loss)	(2)	(3)	36	(17)	24

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	10	64	64	(25)
Capital gains distributions	34	197	98	112	—
Total realized gain (loss) on investments and capital gains distributions	36	207	162	176	(25)
Net unrealized appreciation (depreciation) of investments	(54)	(271)	(227)	(194)	(32)
Net realized and unrealized gain (loss) on investments	(18)	(64)	(65)	(18)	(57)
Net increase (decrease) in net assets resulting from operations	$(20)	$(67)	$(29)	$(35)	$(33)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ClearBridge Variable Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio - Class II	Western Asset Core Plus VIT Portfolio - Class I	MFS VIT II Strategic Income Portfolio - Service Class	MFS VIT Research Series Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$11	$2
Expenses:
Mortality and expense risk and other charges	1	1	—	3	3
Total expenses	1	1	—	3	3
Net investment income (loss)	(1)	(1)	—	8	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	(4)	(4)	12
Capital gains distributions	4	2	—	—	44
Total realized gain (loss) on investments and capital gains distributions	4	3	(4)	(4)	56
Net unrealized appreciation (depreciation) of investments	(10)	(19)	2	(14)	(79)
Net realized and unrealized gain (loss) on investments	(6)	(16)	(2)	(18)	(23)
Net increase (decrease) in net assets resulting from operations	$(7)	$(17)	$(2)	$(10)	$(24)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	MFS VIT International Value Portfolio - Service Class	MFS VIT Value Series - Service Class	MFS VIT III Global Real Estate Portfolio - Service Class	Oppenheimer Total Return Bond Fund/VA - Service Shares	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment Income:
Dividends	$4	$6	$24	$3	$4
Expenses:
Mortality and expense risk and other charges	4	4	7	1	6
Total expenses	4	4	7	1	6
Net investment income (loss)	—	2	17	2	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	(3)	(3)	—
Capital gains distributions	5	31	10	—	43
Total realized gain (loss) on investments and capital gains distributions	5	31	7	(3)	43
Net unrealized appreciation (depreciation) of investments	(49)	(86)	(53)	(4)	(90)
Net realized and unrealized gain (loss) on investments	(44)	(55)	(46)	(7)	(47)
Net increase (decrease) in net assets resulting from operations	$(44)	$(53)	$(29)	$(5)	$(49)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class
Net investment income (loss)
Investment Income:
Dividends	$1	—	$8	$6	$34
Expenses:
Mortality and expense risk and other charges	15	3	10	2	15
Total expenses	15	3	10	2	15
Net investment income (loss)	(14)	(3)	(2)	4	19

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(32)	3	51	2	(6)
Capital gains distributions	194	52	26	—	—
Total realized gain (loss) on investments and capital gains distributions	162	55	77	2	(6)
Net unrealized appreciation (depreciation) of investments	(306)	(76)	(366)	(19)	(22)
Net realized and unrealized gain (loss) on investments	(144)	(21)	(289)	(17)	(28)
Net increase (decrease) in net assets resulting from operations	$(158)	$(24)	$(291)	$(13)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull	ProFund VP Europe 30
Net investment income (loss)
Investment Income:
Dividends	$109	$55	$155	$—	$55
Expenses:
Mortality and expense risk and other charges	45	20	57	134	40
Total expenses	45	20	57	134	40
Net investment income (loss)	64	35	98	(134)	15

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(151)	4	(51)	384	26
Capital gains distributions	—	3	64	802	—
Total realized gain (loss) on investments and capital gains distributions	(151)	7	13	1,186	26
Net unrealized appreciation (depreciation) of investments	(56)	(23)	(230)	(1,578)	(381)
Net realized and unrealized gain (loss) on investments	(207)	(16)	(217)	(392)	(355)
Net increase (decrease) in net assets resulting from operations	$(143)	$19	$(119)	$(526)	$(340)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund - Class 1B	Putnam VT International Equity Fund - Class 1B	Putnam VT International Value Fund - Class 1B	Putnam VT Mortgage Securities Fund - Class 1B
Net investment income (loss)
Investment Income:
Dividends	$—	$26	$—	$—	$27
Expenses:
Mortality and expense risk and other charges	34	7	—	—	8
Total expenses	34	7	—	—	8
Net investment income (loss)	(34)	19	—	—	19

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(195)	(10)	2	—	(9)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	(195)	(10)	2	—	(9)
Net unrealized appreciation (depreciation) of investments	275	(16)	(7)	(2)	(27)
Net realized and unrealized gain (loss) on investments	80	(26)	(5)	(2)	(36)
Net increase (decrease) in net assets resulting from operations	$46	$(7)	$(5)	$(2)	$(17)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)
	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2	$1	$—	$—	$8
Expenses:
Mortality and expense risk and other charges	2	2	42	41	9
Total expenses	2	2	42	41	9
Net investment income (loss)	—	(1)	(42)	(41)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	(2)	428	123	10
Capital gains distributions	20	65	168	282	4
Total realized gain (loss) on investments and capital gains distributions	23	63	596	405	14
Net unrealized appreciation (depreciation) of investments	(41)	(129)	(532)	(388)	(14)
Net realized and unrealized gain (loss) on investments	(18)	(66)	64	17	—
Net increase (decrease) in net assets resulting from operations	$(18)	$(67)	$22	$(24)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class A	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$52	$106	$77,246	$2,801	$4,205
Expenses:
Mortality and expense risk and other charges	31	26	38,355	1,862	5,292
Total expenses	31	26	38,355	1,862	5,292
Net investment income (loss)	21	80	38,891	939	(1,087)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	208	(58)	(8,763)	1,174	—
Capital gains distributions	197	—	—	1,293	52
Total realized gain (loss) on investments and capital gains distributions	405	(58)	(8,763)	2,467	52
Net unrealized appreciation (depreciation) of investments	(642)	(100)	(91,070)	(13,080)	—
Net realized and unrealized gain (loss) on investments	(237)	(158)	(99,833)	(10,613)	52
Net increase (decrease) in net assets resulting from operations	$(216)	$(78)	$(60,942)	$(9,674)	$(1,035)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Service 2 Class	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$114	$46	$15,958	$779	$—
Expenses:
Mortality and expense risk and other charges	126	7	4,956	26,831	1
Total expenses	126	7	4,956	26,831	1
Net investment income (loss)	(12)	39	11,002	(26,052)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(10)	(5,841)	77,485	6
Capital gains distributions	2	—	—	215,836	9
Total realized gain (loss) on investments and capital gains distributions	2	(10)	(5,841)	293,321	15
Net unrealized appreciation (depreciation) of investments	—	(65)	(18,495)	(308,557)	(14)
Net realized and unrealized gain (loss) on investments	2	(75)	(24,336)	(15,236)	1
Net increase (decrease) in net assets resulting from operations	$(10)	$(36)	$(13,334)	$(41,288)	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$4,895	$30	$6	$12,041	$346
Expenses:
Mortality and expense risk and other charges	22,402	260	3	12,277	381
Total expenses	22,402	260	3	12,277	381
Net investment income (loss)	(17,507)	(230)	3	(236)	(35)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	19,522	115	5	1,956	(271)
Capital gains distributions	173,608	1,907	46	76,902	—
Total realized gain (loss) on investments and capital gains distributions	193,130	2,022	51	78,858	(271)
Net unrealized appreciation (depreciation) of investments	(204,945)	(2,237)	(90)	(143,045)	158
Net realized and unrealized gain (loss) on investments	(11,815)	(215)	(39)	(64,187)	(113)
Net increase (decrease) in net assets resulting from operations	$(29,322)	$(445)	$(36)	$(64,423)	$(148)
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Multi- Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$1,114	$6,414	$44,264	$31,360	$17,449
Expenses:
Mortality and expense risk and other charges	569	5,852	47,211	31,800	16,666
Total expenses	569	5,852	47,211	31,800	16,666
Net investment income (loss)	545	562	(2,947)	(440)	783

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(37,744)	(2,575)	109,395	60,516	20,050
Capital gains distributions	44,597	9,395	210,264	126,336	41,883
Total realized gain (loss) on investments and capital gains distributions	6,853	6,820	319,659	186,852	61,933
Net unrealized appreciation (depreciation) of investments	(5,051)	(22,088)	(553,606)	(326,070)	(126,254)
Net realized and unrealized gain (loss) on investments	1,802	(15,268)	(233,947)	(139,218)	(64,321)
Net increase (decrease) in net assets resulting from operations	$2,347	$(14,706)	$(236,894)	$(139,658)	$(63,538)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$12	$3,190	$13	$3,358	$42
Expenses:
Mortality and expense risk and other charges	6	2,630	2	1,080	15
Total expenses	6	2,630	2	1,080	15
Net investment income (loss)	6	560	11	2,278	27

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	(3,435)	(1)	4,272	36
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	2	(3,435)	(1)	4,272	36
Net unrealized appreciation (depreciation) of investments	(31)	(2,944)	(38)	(13,445)	(154)
Net realized and unrealized gain (loss) on investments	(29)	(6,379)	(39)	(9,173)	(118)
Net increase (decrease) in net assets resulting from operations	$(23)	$(5,819)	$(28)	$(6,895)	$(91)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class	VY® Franklin Income Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17	$3,325	$275	$109	$15,702
Expenses:
Mortality and expense risk and other charges	4	2,179	202	20	5,465
Total expenses	4	2,179	202	20	5,465
Net investment income (loss)	13	1,146	73	89	10,237

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(16)	13,447	970	32	7,052
Capital gains distributions	70	11,978	1,062	—	—
Total realized gain (loss) on investments and capital gains distributions	54	25,425	2,032	32	7,052
Net unrealized appreciation (depreciation) of investments	(124)	(38,663)	(3,194)	(251)	(36,954)
Net realized and unrealized gain (loss) on investments	(70)	(13,238)	(1,162)	(219)	(29,902)
Net increase (decrease) in net assets resulting from operations	$(57)	$(12,092)	$(1,089)	$(130)	$(19,665)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$255	$12	$4,433	$364	$6
Expenses:
Mortality and expense risk and other charges	94	8	5,592	559	16
Total expenses	94	8	5,592	559	16
Net investment income (loss)	161	4	(1,159)	(195)	(10)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	53	—	9,619	1,448	112
Capital gains distributions	—	119	35,571	3,342	—
Total realized gain (loss) on investments and capital gains distributions	53	119	45,190	4,790	112
Net unrealized appreciation (depreciation) of investments	(557)	(307)	(90,790)	(9,016)	(464)
Net realized and unrealized gain (loss) on investments	(504)	(188)	(45,600)	(4,226)	(352)
Net increase (decrease) in net assets resulting from operations	$(343)	$(184)	$(46,759)	$(4,421)	$(362)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$1,799	$43	$1	$838	$42
Expenses:
Mortality and expense risk and other charges	5,469	197	12	4,275	434
Total expenses	5,469	197	12	4,275	434
Net investment income (loss)	(3,670)	(154)	(11)	(3,437)	(392)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,252	44	20	2,870	1,441
Capital gains distributions	—	—	179	28,283	2,812
Total realized gain (loss) on investments and capital gains distributions	2,252	44	199	31,153	4,253
Net unrealized appreciation (depreciation) of investments	(59,121)	(2,008)	(358)	(57,504)	(6,459)
Net realized and unrealized gain (loss) on investments	(56,869)	(1,964)	(159)	(26,351)	(2,206)
Net increase (decrease) in net assets resulting from operations	$(60,539)	$(2,118)	$(170)	$(29,788)	$(2,598)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$16	$2,702	$329	$709	$49,089
Expenses:
Mortality and expense risk and other charges	16	4,671	719	276	41,240
Total expenses	16	4,671	719	276	41,240
Net investment income (loss)	—	(1,969)	(390)	433	7,849

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	2,986	1,347	60	133,835
Capital gains distributions	300	37,882	5,599	2,740	171,094
Total realized gain (loss) on investments and capital gains distributions	301	40,868	6,946	2,800	304,929
Net unrealized appreciation (depreciation) of investments	(356)	(47,159)	(7,851)	(3,477)	(334,043)
Net realized and unrealized gain (loss) on investments	(55)	(6,291)	(905)	(677)	(29,114)
Net increase (decrease) in net assets resulting from operations	$(55)	$(8,260)	$(1,295)	$(244)	$(21,265)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$1,079	$22	$9,169	$321	$9
Expenses:
Mortality and expense risk and other charges	1,002	11	7,958	309	6
Total expenses	1,002	11	7,958	309	6
Net investment income (loss)	77	11	1,211	12	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,385	1	9,327	218	17
Capital gains distributions	3,988	190	69,014	2,588	—
Total realized gain (loss) on investments and capital gains distributions	5,373	191	78,341	2,806	17
Net unrealized appreciation (depreciation) of investments	(6,166)	(330)	(126,918)	(4,595)	(122)
Net realized and unrealized gain (loss) on investments	(793)	(139)	(48,577)	(1,789)	(105)
Net increase (decrease) in net assets resulting from operations	$(716)	$(128)	$(47,366)	$(1,777)	$(102)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$2,427	$3,841	$64	$17	$133
Expenses:
Mortality and expense risk and other charges	2,503	2,627	49	4	39
Total expenses	2,503	2,627	49	4	39
Net investment income (loss)	(76)	1,214	15	13	94

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5,614	(2,017)	(191)	3	(37)
Capital gains distributions	—	13,656	246	—	—
Total realized gain (loss) on investments and capital gains distributions	5,614	11,639	55	3	(37)
Net unrealized appreciation (depreciation) of investments	(28,038)	(36,056)	(500)	(33)	(187)
Net realized and unrealized gain (loss) on investments	(22,424)	(24,417)	(445)	(30)	(224)
Net increase (decrease) in net assets resulting from operations	$(22,500)	$(23,203)	$(430)	$(17)	$(130)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$8	$301	$4	$146	$1
Expenses:
Mortality and expense risk and other charges	4	155	2	91	1
Total expenses	4	155	2	91	1
Net investment income (loss)	4	146	2	55	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	13	610	6	277	—
Capital gains distributions	14	470	10	336	3
Total realized gain (loss) on investments and capital gains distributions	27	1,080	16	613	3
Net unrealized appreciation (depreciation) of investments	(68)	(2,171)	(38)	(1,432)	(12)
Net realized and unrealized gain (loss) on investments	(41)	(1,091)	(22)	(819)	(9)
Net increase (decrease) in net assets resulting from operations	$(37)	$(945)	$(20)	$(764)	$(9)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$12	$1	$12	$368	$10,465
Expenses:
Mortality and expense risk and other charges	11	1	4	163	10,168
Total expenses	11	1	4	163	10,168
Net investment income (loss)	1	—	8	205	297

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	62	1	4	73	9,243
Capital gains distributions	42	4	14	382	27,437
Total realized gain (loss) on investments and capital gains distributions	104	5	18	455	36,680
Net unrealized appreciation (depreciation) of investments	(205)	(16)	(48)	(1,292)	(98,372)
Net realized and unrealized gain (loss) on investments	(101)	(11)	(30)	(837)	(61,692)
Net increase (decrease) in net assets resulting from operations	$(100)	$(11)	$(22)	$(632)	$(61,395)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$10	$26	$—	$—	$9
Expenses:
Mortality and expense risk and other charges	10	28	8	5,211	9
Total expenses	10	28	8	5,211	9
Net investment income (loss)	—	(2)	(8)	(5,211)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	13	(37)	10	15,425	3
Capital gains distributions	137	272	113	30,219	139
Total realized gain (loss) on investments and capital gains distributions	150	235	123	45,644	142
Net unrealized appreciation (depreciation) of investments	(336)	(637)	(186)	(50,110)	(239)
Net realized and unrealized gain (loss) on investments	(186)	(402)	(63)	(4,466)	(97)
Net increase (decrease) in net assets resulting from operations	$(186)	$(404)	$(71)	$(9,677)	$(97)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$2,058	$—	$206	$2,203	$19
Expenses:
Mortality and expense risk and other charges	4,200	9	1,499	3,189	10
Total expenses	4,200	9	1,499	3,189	10
Net investment income (loss)	(2,142)	(9)	(1,293)	(986)	9

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12,082	24	9,231	12,788	19
Capital gains distributions	24,001	108	8,717	—	81
Total realized gain (loss) on investments and capital gains distributions	36,083	132	17,948	12,788	100
Net unrealized appreciation (depreciation) of investments	(57,418)	(292)	(32,244)	(35,541)	(238)
Net realized and unrealized gain (loss) on investments	(21,335)	(160)	(14,296)	(22,753)	(138)
Net increase (decrease) in net assets resulting from operations	$(23,477)	$(169)	$(15,589)	$(23,739)	$(129)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$19	$7,932	$5,680	$19	$1,177
Expenses:
Mortality and expense risk and other charges	8	8,282	6,405	18	1,939
Total expenses	8	8,282	6,405	18	1,939
Net investment income (loss)	11	(350)	(725)	1	(762)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	37	(3,112)	1,254	2	597
Capital gains distributions	59	29,414	22,825	177	9,301
Total realized gain (loss) on investments and capital gains distributions	96	26,302	24,079	179	9,898
Net unrealized appreciation (depreciation) of investments	(205)	(77,932)	(64,211)	(456)	(23,884)
Net realized and unrealized gain (loss) on investments	(109)	(51,630)	(40,132)	(277)	(13,986)
Net increase (decrease) in net assets resulting from operations	$(98)	$(51,980)	$(40,857)	$(276)	$(14,748)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$13	$46	$2,013	$—	$—
Expenses:
Mortality and expense risk and other charges	8	37	2,666	9	85
Total expenses	8	37	2,666	9	85
Net investment income (loss)	5	9	(653)	(9)	(85)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	82	334	10,884	7	638
Capital gains distributions	75	200	10,328	86	779
Total realized gain (loss) on investments and capital gains distributions	157	534	21,212	93	1,417
Net unrealized appreciation (depreciation) of investments	(328)	(951)	(41,288)	(119)	(1,560)
Net realized and unrealized gain (loss) on investments	(171)	(417)	(20,076)	(26)	(143)
Net increase (decrease) in net assets resulting from operations	$(166)	$(408)	$(20,729)	$(35)	$(228)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio – Adviser Class	VY® T. Rowe Price Growth Equity Portfolio – Service Class	VY® Templeton Foreign Equity Portfolio – Adviser Class	VY® Templeton Foreign Equity Portfolio – Service Class	Voya Strategic Allocation Conservative Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	—	$130	$11	$6,292	$46
Expenses:
Mortality and expense risk and other charges	25	5,019	7	6,112	20
Total expenses	25	5,019	7	6,112	20
Net investment income (loss)	(25)	(4,889)	4	180	26

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	30	(2,022)	11	11,592	86
Capital gains distributions	577	49,045	—	—	43
Total realized gain (loss) on investments and capital gains distributions	607	47,023	11	11,592	129
Net unrealized appreciation (depreciation) of investments	(664)	(50,458)	(128)	(70,152)	(256)
Net realized and unrealized gain (loss) on investments	(57)	(3,435)	(117)	(58,560)	(127)
Net increase (decrease) in net assets resulting from operations	$(82)	$(8,324)	$(113)	$(58,380)	$(101)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio – Class S	Voya Strategic Allocation Moderate Portfolio – Class S	Voya Growth and Income Portfolio – Class A	Voya Growth and Income Portfolio – Class I	Voya Growth and Income Portfolio – Class S
Net investment income (loss)
Investment income:
Dividends	$15	$28	$11,325	$11	$7,069
Expenses:
Mortality and expense risk and other charges	9	12	15,081	9	8,263
Total expenses	9	12	15,081	9	8,263
Net investment income (loss)	6	16	(3,756)	2	(1,194)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	93	200	31,892	7	18,184
Capital gains distributions	—	—	79,410	58	42,981
Total realized gain (loss) on investments and capital gains distributions	93	200	111,302	65	61,165
Net unrealized appreciation (depreciation) of investments	(164)	(283)	(158,244)	(100)	(86,964)
Net realized and unrealized gain (loss) on investments	(71)	(83)	(46,942)	(35)	(25,799)
Net increase (decrease) in net assets resulting from operations	$(65)	$(67)	$(50,698)	$(33)	$(26,993)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Euro STOXX 50® Index Portfolio – Class A	Voya FTSE 100® Index Portfolio – Class A	Voya Global Equity Portfolio – Class A	Voya Global Equity Portfolio – Class S	Voya Global Equity Portfolio – Class T
Net investment income (loss)
Investment Income:
Dividends	$491	$244	$1	$17,588	$1,151
Expenses:
Mortality and expense risk and other charges	357	83	—	6,803	599
Total expenses	357	83	—	6,803	599
Net investment income (loss)	134	161	1	10,785	552
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(53)	(267)	1	7,958	687
Capital gains distributions	363	144	—	—	—
Total realized gain (loss) on investments and capital gains distributions	310	(123)	1	7,958	687
Net unrealized appreciation (depreciation) of investments	(3,964)	(818)	(4)	(59,484)	(4,858)
Net realized and unrealized gain (loss) on investments	(3,654)	(941)	(3)	(51,526)	(4,171)
Net increase (decrease) in net assets resulting from operations	$(3,520)	$(780)	$(2)	$(40,741)	$(3,619)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Hang Seng Index Portfolio – Class S	Voya Index Plus LargeCap Portfolio – Class S	Voya Index Plus MidCap Portfolio – Class S	Voya Index Plus SmallCap Portfolio – Class S	Voya International Index Portfolio - Class A
Net investment income (loss)
Investment Income:
Dividends	$1,269	$1,066	$557	$346	$13,815
Expenses:
Mortality and expense risk and other charges	482	1,632	1,224	985	10,289
Total expenses	482	1,632	1,224	985	10,289
Net investment income (loss)	787	(566)	(667)	(639)	3,526

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	219	8,323	3,251	3,890	4,344
Capital gains distributions	3,388	6,905	8,809	7,438	—
Total realized gain (loss) on investments and capital gains distributions	3,607	15,228	12,060	11,328	4,344
Net unrealized appreciation (depreciation) of investments	(7,871)	(27,828)	(22,639)	(18,034)	(100,554)
Net realized and unrealized gain (loss) on investments	(4,264)	(12,600)	(10,579)	(6,706)	(96,210)
Net increase (decrease) in net assets resulting from operations	$(3,477)	$(13,166)	$(11,246)	$(7,345)	$(92,684)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio – Class S	Voya Japan TOPIX® Index Portfolio – Class A	Voya Russell™ Large Cap Growth Index Portfolio – Class S	Voya Russell™ Large Cap Index Portfolio – Class A	Voya Russell™ Large Cap Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$612	$177	$2,035	$20	$5,291
Expenses:
Mortality and expense risk and other charges	406	162	4,345	19	6,817
Total expenses	406	162	4,345	19	6,817
Net investment income (loss)	206	15	(2,310)	1	(1,526)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	696	385	18,058	12	26,814
Capital gains distributions	—	735	8,344	—	—
Total realized gain (loss) on investments and capital gains distributions	696	1,120	26,402	12	26,814
Net unrealized appreciation (depreciation) of investments	(4,529)	(2,509)	(29,295)	(141)	(44,637)
Net realized and unrealized gain (loss) on investments	(3,833)	(1,389)	(2,893)	(129)	(17,823)
Net increase (decrease) in net assets resulting from operations	$(3,627)	$(1,374)	$(5,203)	$(128)	$(19,349)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Large Cap Value Index Portfolio – Class I	Voya Russell™ Large Cap Value Index Portfolio – Class S	Voya Russell™ Mid Cap Growth Index Portfolio – Class S	Voya Russell™ Mid Cap Index Portfolio – Class A	Voya Russell™ Mid Cap Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$2	$4,551	$984	$34	$2,155
Expenses:
Mortality and expense risk and other charges	1	3,734	4,378	29	3,353
Total expenses	1	3,734	4,378	29	3,353
Net investment income (loss)	1	817	(3,394)	5	(1,198)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	5	5,232	19,644	18	(2,588)
Capital gains distributions	2	7,503	26,422	401	21,023
Total realized gain (loss) on investments and capital gains distributions	7	12,735	46,066	419	18,435
Net unrealized appreciation (depreciation) of investments	(12)	(31,541)	(57,680)	(793)	(36,939)
Net realized and unrealized gain (loss) on investments	(5)	(18,806)	(11,614)	(374)	(18,504)
Net increase (decrease) in net assets resulting from operations	$(4)	$(17,989)	$(15,008)	$(369)	$(19,702)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio – Class A	Voya Russell™ Small Cap Index Portfolio – Class S	Voya Small Company Portfolio – Class A	Voya Small Company Portfolio – Class S	Voya U.S. Bond Index Portfolio – Class S
Net investment income (loss)
Investment Income:
Dividends	$17	$1,433	$—	$192	$3,456
Expenses:
Mortality and expense risk and other charges	21	3,060	5	1,433	2,821
Total expenses	21	3,060	5	1,433	2,821
Net investment income (loss)	(4)	(1,627)	(5)	(1,241)	635

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	10	64	—	(1,618)	(1,546)
Capital gains distributions	147	9,982	67	12,801	—
Total realized gain (loss) on investments and capital gains distributions	157	10,046	67	11,183	(1,546)
Net unrealized appreciation (depreciation) of investments	(487)	(29,454)	(135)	(23,784)	(3,177)
Net realized and unrealized gain (loss) on investments	(330)	(19,408)	(68)	(12,601)	(4,723)
Net increase (decrease) in net assets resulting from operations	$(334)	$(21,035)	$(73)	$(13,842)	$(4,088)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio – Class A	Voya MidCap Opportunities Portfolio – Class S	Voya SmallCap Opportunities Portfolio – Class A	Voya SmallCap Opportunities Portfolio – Class S	Wells Fargo VT Omega Growth Fund – Class 2
Net investment income (loss)
Investment Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk and other charges	10	14,205	14	612	13
Total expenses	10	14,205	14	612	13
Net investment income (loss)	(10)	(14,205)	(14)	(612)	(13)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	33	202	81	1,965	19
Capital gains distributions	139	83,727	312	5,920	66
Total realized gain (loss) on investments and capital gains distributions	172	83,929	393	7,885	85
Net unrealized appreciation (depreciation) of investments	(264)	(137,527)	(646)	(12,971)	(73)
Net realized and unrealized gain (loss) on investments	(92)	(53,598)	(253)	(5,086)	12
Net increase (decrease) in net assets resulting from operations	$(102)	$(67,803)	$(267)	$(5,698)	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund – Class 2
Net investment income (loss)
Investment Income:
Dividends	$11	$—
Expenses:
Mortality and expense risk and other charges	20	5
Total expenses	20	5
Net investment income (loss)	(9)	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	16	12
Capital gains distributions	72	25
Total realized gain (loss) on investments and capital gains distributions	88	37
Net unrealized appreciation (depreciation) of investments	(129)	(31)
Net realized and unrealized gain (loss) on investments	(41)	6
Net increase (decrease) in net assets resulting from operations	$(50)	$1

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares	Blue Chip Income & Growth Fund – Class 4	Bond Fund – Class 4	Capital Income Builder Fund – Class 4
Net assets at January 1, 2017	$91	$472	$1,135	$889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	51	24	34
Total realized gain (loss) on investments and capital gains distributions	7	75	22	22
Net unrealized appreciation (depreciation) of investments	(1)	242	(13)	122
Net increase (decrease) in net assets resulting from operations	9	368	33	178
Changes from principal transactions:
Premiums	44	3,156	689	1,458
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(60)	(62)	(40)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(9)	338	141	49
Increase (decrease) in net assets derived from principal transactions	35	3,434	768	1,467
Total increase (decrease) in net assets	44	3,802	801	1,645
Net assets at December 31, 2017	135	4,274	1,936	2,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	37	23	45
Total realized gain (loss) on investments and capital gains distributions	9	377	(20)	18
Net unrealized appreciation (depreciation) of investments	(19)	(857)	(39)	(267)
Net increase (decrease) in net assets resulting from operations	(9)	(443)	(36)	(204)
Changes from principal transactions:
Premiums	1	248	63	155
Death Benefits	—	(38)	(2)	(6)
Surrenders and withdrawals	(14)	(307)	(109)	(181)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(4)	305	(274)	43
Increase (decrease) in net assets derived from principal transactions	(17)	209	(322)	12
Total increase (decrease) in net assets	(26)	(235)	(358)	(193)
Net assets at December 31, 2018	$109	$4,039	$1,578	$2,341

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Global Growth Fund - Class 4	Growth Fund – Class 4	International Fund - Class 4	New World Fund - Class 4
Net assets at January 1, 2017	$795	$2,495	$590	$417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(7)	10	3
Total realized gain (loss) on investments and capital gains distributions	51	379	13	12
Net unrealized appreciation (depreciation) of investments	244	552	232	127
Net increase (decrease) in net assets resulting from operations	295	924	255	142
Changes from principal transactions:
Premiums	752	3,192	732	429
Death Benefits	(14)	(2)	—	—
Surrenders and withdrawals	(87)	(223)	(25)	(6)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	114	519	130	95
Increase (decrease) in net assets derived from principal transactions	765	3,485	837	518
Total increase (decrease) in net assets	1,060	4,409	1,092	660
Net assets at December 31, 2017	1,855	6,904	1,682	1,077

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(49)	12	(2)
Total realized gain (loss) on investments and capital gains distributions	279	1,041	137	86
Net unrealized appreciation (depreciation) of investments	(450)	(1,111)	(410)	(277)
Net increase (decrease) in net assets resulting from operations	(178)	(119)	(261)	(193)
Changes from principal transactions:
Premiums	316	665	206	315
Death Benefits	(32)	(59)	(3)	—
Surrenders and withdrawals	(319)	(547)	(46)	(81)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	300	17	(80)
Increase (decrease) in net assets derived from principal transactions	(33)	359	174	154
Total increase (decrease) in net assets	(212)	239	(87)	(39)
Net assets at December 31, 2018	$1,643	$7,143	$1,595	$1,038

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock Equity Dividend V.I. Fund - Class III	BlackRock Global Allocation V.I. Fund - Class III	BlackRock High Yield V.I. Fund – Class III	BlackRock iShares Alternative Strategies V.I. Fund - Class III
Net assets at January 1, 2017	$1,782	$723,193	$633	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(3,530)	50	15
Total realized gain (loss) on investments and capital gains distributions	224	6,648	4	—
Net unrealized appreciation (depreciation) of investments	169	76,745	8	5
Net increase (decrease) in net assets resulting from operations	420	79,863	62	20
Changes from principal transactions:
Premiums	1,969	19,390	1,307	611
Death Benefits	—	(8,102)	—	—
Surrenders and withdrawals	(121)	(109,678)	(48)	(10)
Contract Charges	—	(6,473)	—	—
Cost of insurance and administrative charges	(1)	(98)	—	—
Transfers between Divisions (including fixed account), net	247	(8,916)	261	5
Increase (decrease) in net assets derived from principal transactions	2,094	(113,877)	1,520	606
Total increase (decrease) in net assets	2,514	(34,014)	1,582	626
Net assets at December 31, 2017	4,296	689,179	2,215	696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	(5,791)	108	(5)
Total realized gain (loss) on investments and capital gains distributions	419	29,642	10	14
Net unrealized appreciation (depreciation) of investments	(842)	(81,505)	(210)	(2)
Net increase (decrease) in net assets resulting from operations	(380)	(57,654)	(92)	7
Changes from principal transactions:
Premiums	488	3,105	311	3
Death Benefits	(8)	(11,282)	—	—
Surrenders and withdrawals	(368)	(51,728)	(145)	(7)
Contract Charges	—	(5,925)	—	—
Cost of insurance and administrative charges	—	(79)	—	—
Transfers between Divisions (including fixed account), net	242	(10,530)	129	(699)
Increase (decrease) in net assets derived from principal transactions	354	(76,438)	296	(703)
Total increase (decrease) in net assets	(26)	(134,093)	203	(696)
Net assets at December 31, 2018	$4,270	$555,086	$2,418	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Columbia VP Seligman Global Technology Fund - Class 2	Columbia Asset Allocation Fund, Variable Series – Class 1	Columbia Small Cap Value Fund, Variable Series – Class 2
Net assets at January 1, 2017	$8	$—	$319	$102,536

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(3)	1	(1,356)
Total realized gain (loss) on investments and capital gains distributions	—	23	43	14,952
Net unrealized appreciation (depreciation) of investments	(1)	8	(5)	(3,433)
Net increase (decrease) in net assets resulting from operations	1	28	39	10,163
Changes from principal transactions:
Premiums	117	886	—	3,525
Death Benefits	—	—	(52)	(1,234)
Surrenders and withdrawals	(2)	(1)	(119)	(29,758)
Contract Charges	—	—	—	(735)
Cost of insurance and administrative charges	—	—	—	(28)
Transfers between Divisions (including fixed account), net	—	433	—	(3,899)
Increase (decrease) in net assets derived from principal transactions	115	1,318	(171)	(32,129)
Total increase (decrease) in net assets	116	1,346	(132)	(21,966)
Net assets at December 31, 2017	124	1,346	187	80,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(17)	(1)	(1,241)
Total realized gain (loss) on investments and capital gains distributions	3	191	22	12,877
Net unrealized appreciation (depreciation) of investments	(10)	(354)	(28)	(26,047)
Net increase (decrease) in net assets resulting from operations	(7)	(180)	(7)	(14,411)
Changes from principal transactions:
Premiums	1	296	—	15
Death Benefits	—	—	—	(1,225)
Surrenders and withdrawals	—	(35)	(106)	(4,897)
Contract Charges	—	—	—	(553)
Cost of insurance and administrative charges	—	—	—	(18)
Transfers between Divisions (including fixed account), net	(1)	33	1	86
Increase (decrease) in net assets derived from principal transactions	1	294	(105)	(6,592)
Total increase (decrease) in net assets	(7)	114	(112)	(21,003)
Net assets at December 31, 2018	$117	$1,460	$75	$59,567
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series – Class 1	Columbia VP Large Cap Growth Fund – Class 1	DWS Core Equity VIP – Class B	DWS Alternative Asset Allocation VIP - Class B
Net assets at January 1, 2017	$31	$370	$67	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(6)	(2)	—
Total realized gain (loss) on investments and capital gains distributions	2	29	11	—
Net unrealized appreciation (depreciation) of investments	7	64	52	7
Net increase (decrease) in net assets resulting from operations	9	87	61	7
Changes from principal transactions:
Premiums	—	—	688	271
Death Benefits	—	(50)	—	(1)
Surrenders and withdrawals	(1)	(5)	(1)	(2)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	—	85	1
Increase (decrease) in net assets derived from principal transactions	(2)	(55)	772	269
Total increase (decrease) in net assets	7	32	833	276
Net assets at December 31, 2017	38	402	900	322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	5	1
Total realized gain (loss) on investments and capital gains distributions	6	186	285	—
Net unrealized appreciation (depreciation) of investments	(7)	(184)	(373)	(60)
Net increase (decrease) in net assets resulting from operations	(2)	(1)	(83)	(59)
Changes from principal transactions:
Premiums	—	—	225	1
Death Benefits	—	—	—	—
Surrenders and withdrawals	(1)	(331)	(21)	(3)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	1	1	450
Increase (decrease) in net assets derived from principal transactions	(1)	(330)	206	448
Total increase (decrease) in net assets	(3)	(331)	122	389
Net assets at December 31, 2018	$35	$71	$1,022	$711

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	DWS High Income VIP – Class B	Eaton Vance VT Floating-Rate Income Fund – Initial Class	Federated High Income Bond Fund II - Service Shares	Federated Kaufmann Fund II - Service Shares
Net assets at January 1, 2017	$74	$2,561	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	77	(1)	—
Total realized gain (loss) on investments and capital gains distributions	2	8	—	—
Net unrealized appreciation (depreciation) of investments	(1)	(7)	2	1
Net increase (decrease) in net assets resulting from operations	8	78	1	1
Changes from principal transactions:
Premiums	69	1,921	219	6
Death Benefits	—	—	—	—
Surrenders and withdrawals	(2)	(149)	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(28)	(264)	(4)	4
Increase (decrease) in net assets derived from principal transactions	39	1,507	215	10
Total increase (decrease) in net assets	47	1,585	216	11
Net assets at December 31, 2017	121	4,146	216	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	156	21	(2)
Total realized gain (loss) on investments and capital gains distributions	—	21	(6)	4
Net unrealized appreciation (depreciation) of investments	(13)	(259)	(31)	(22)
Net increase (decrease) in net assets resulting from operations	(4)	(82)	(16)	(20)
Changes from principal transactions:
Premiums	6	985	269	55
Death Benefits	—	—	—	(7)
Surrenders and withdrawals	(2)	(383)	(24)	(9)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	1,184	(114)	204
Increase (decrease) in net assets derived from principal transactions	4	1,786	131	242
Total increase (decrease) in net assets	(1)	1,704	115	223
Net assets at December 31, 2018	$120	$5,850	$331	$234

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Strategic Income Portfolio – Service Class 2	Fidelity® VIP Disciplined Small Cap Portfolio – Service Class 2	Fidelity® VIP FundsManager 20% Portfolio – Service Class 2	Fidelity® VIP FundsManager 60% Portfolio – Service Class 2
Net assets at January 1, 2017	$1,356	$26	$99	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	—	—	3
Total realized gain (loss) on investments and capital gains distributions	33	4	1	5
Net unrealized appreciation (depreciation) of investments	(12)	8	5	5
Net increase (decrease) in net assets resulting from operations	115	12	6	13
Changes from principal transactions:
Premiums	1,628	179	1	315
Death Benefits	—	—	(2)	—
Surrenders and withdrawals	(81)	—	(1)	(1)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	685	83	20	39
Increase (decrease) in net assets derived from principal transactions	2,231	262	18	353
Total increase (decrease) in net assets	2,346	274	24	366
Net assets at December 31, 2017	3,702	300	123	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	—	5	2
Total realized gain (loss) on investments and capital gains distributions	33	29	32	58
Net unrealized appreciation (depreciation) of investments	(276)	(101)	(59)	(117)
Net increase (decrease) in net assets resulting from operations	(140)	(72)	(22)	(57)
Changes from principal transactions:
Premiums	464	140	709	71
Death Benefits	(7)	—	—	—
Surrenders and withdrawals	(274)	(13)	(44)	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(129)	44	(1)	282
Increase (decrease) in net assets derived from principal transactions	54	171	664	354
Total increase (decrease) in net assets	(86)	99	642	296
Net assets at December 31, 2018	$3,616	$399	$765	$728

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP FundsManager 85% Portfolio – Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Net assets at January 1, 2017	$15	$10,039	$995	$1,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(54)	33	(19)
Total realized gain (loss) on investments and capital gains distributions	1	1,341	10	22
Net unrealized appreciation (depreciation) of investments	3	(454)	6	(9)
Net increase (decrease) in net assets resulting from operations	4	833	49	(6)
Changes from principal transactions:
Premiums	22	44	185	2,131
Death Benefits	—	(109)	—	—
Surrenders and withdrawals	—	(701)	(40)	(224)
Contract Charges	—	(47)	—	—
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	22	(603)	102	182
Increase (decrease) in net assets derived from principal transactions	44	(1,416)	247	2,088
Total increase (decrease) in net assets	48	(583)	296	2,082
Net assets at December 31, 2017	63	9,456	1,291	3,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(18)	27	(36)
Total realized gain (loss) on investments and capital gains distributions	7	1,782	5	42
Net unrealized appreciation (depreciation) of investments	(13)	(2,873)	(63)	33
Net increase (decrease) in net assets resulting from operations	(7)	(1,109)	(31)	39
Changes from principal transactions:
Premiums	—	14	41	530
Death Benefits	—	(162)	—	(6)
Surrenders and withdrawals	(6)	(884)	(48)	(450)
Contract Charges	—	(44)	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	2	(201)	(267)	40
Increase (decrease) in net assets derived from principal transactions	(6)	(1,278)	(274)	114
Total increase (decrease) in net assets	(11)	(2,386)	(305)	153
Net assets at December 31, 2018	$52	$7,070	$986	$4,123

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Asset Strategy	Ivy VIP Balanced	Ivy VIP Energy
Net assets at January 1, 2017	$—	$477	$67	$385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6	1	—
Total realized gain (loss) on investments and capital gains distributions	1	3	8	31
Net unrealized appreciation (depreciation) of investments	1	79	21	(91)
Net increase (decrease) in net assets resulting from operations	2	88	30	(60)
Changes from principal transactions:
Premiums	171	36	462	225
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(34)	(6)	(26)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	11	10	4	(63)
Increase (decrease) in net assets derived from principal transactions	182	12	460	136
Total increase (decrease) in net assets	184	100	490	76
Net assets at December 31, 2017	184	577	557	461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	2	(4)
Total realized gain (loss) on investments and capital gains distributions	11	31	12	(27)
Net unrealized appreciation (depreciation) of investments	(24)	(67)	(38)	(152)
Net increase (decrease) in net assets resulting from operations	(12)	(29)	(24)	(183)
Changes from principal transactions:
Premiums	10	19	(24)	232
Death Benefits	—	—	—	(5)
Surrenders and withdrawals	—	(27)	(12)	(107)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	9	(50)	16	2
Increase (decrease) in net assets derived from principal transactions	19	(57)	(22)	122
Total increase (decrease) in net assets	7	(87)	(44)	(61)
Net assets at December 31, 2018	$191	$490	$513	$400

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP High Income	Ivy VIP International Core Equity	Ivy VIP Mid Cap Growth	Ivy VIP Science and Technology
Net assets at January 1, 2017	$937	$18	$506	$722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	—	(3)	(6)
Total realized gain (loss) on investments and capital gains distributions	18	1	23	106
Net unrealized appreciation (depreciation) of investments	(12)	1	109	140
Net increase (decrease) in net assets resulting from operations	70	2	129	240
Changes from principal transactions:
Premiums	363	6	25	103
Death Benefits	—	—	(1)	—
Surrenders and withdrawals	(171)	(20)	(74)	(74)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	61	—	(4)	(57)
Increase (decrease) in net assets derived from principal transactions	253	(14)	(54)	(28)
Total increase (decrease) in net assets	323	(12)	75	212
Net assets at December 31, 2017	1,260	6	581	934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	—	(3)	(6)
Total realized gain (loss) on investments and capital gains distributions	10	(5)	56	172
Net unrealized appreciation (depreciation) of investments	(109)	(2)	(44)	(194)
Net increase (decrease) in net assets resulting from operations	(32)	(7)	9	(28)
Changes from principal transactions:
Premiums	45	3	74	17
Death Benefits	—	—	—	—
Surrenders and withdrawals	(92)	—	(97)	(159)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(69)	5	(11)	(13)
Increase (decrease) in net assets derived from principal transactions	(117)	8	(34)	(155)
Total increase (decrease) in net assets	(148)	1	(25)	(183)
Net assets at December 31, 2018	$1,112	$7	$556	$751

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Ivy VIP Small Cap Core - Class II	Ivy VIP Small Cap Growth	Janus Henderson Balanced Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Institutional Shares
Net assets at January 1, 2017	$—	$95	$1,181	$188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	16	(2)
Total realized gain (loss) on investments and capital gains distributions	—	4	14	41
Net unrealized appreciation (depreciation) of investments	2	33	281	91
Net increase (decrease) in net assets resulting from operations	2	36	311	130
Changes from principal transactions:
Premiums	89	236	1,367	906
Death Benefits	—	—	—	—
Surrenders and withdrawals	—	(16)	(25)	(25)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	(1)	—
Transfers between Divisions (including fixed account), net	31	37	310	387
Increase (decrease) in net assets derived from principal transactions	120	257	1,651	1,268
Total increase (decrease) in net assets	122	293	1,962	1,398
Net assets at December 31, 2017	122	388	3,143	1,586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	36	(17)
Total realized gain (loss) on investments and capital gains distributions	36	207	162	176
Net unrealized appreciation (depreciation) of investments	(54)	(271)	(227)	(194)
Net increase (decrease) in net assets resulting from operations	(20)	(67)	(29)	(35)
Changes from principal transactions:
Premiums	122	64	385	537
Death Benefits	—	—	—	(8)
Surrenders and withdrawals	(6)	(35)	(245)	(89)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(44)	226	522	—
Increase (decrease) in net assets derived from principal transactions	72	256	662	440
Total increase (decrease) in net assets	52	188	633	405
Net assets at December 31, 2018	$174	$576	$3,776	$1,991

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Janus Henderson Flexible Bond Portfolio – Service Shares	ClearBridge Variable Aggressive Growth Portfolio II	ClearBridge Variable Mid Cap Portfolio – Class II	Western Asset Core Plus VIT Portfolio - Class I
Net assets at January 1, 2017	$1,586	$—	$30	$36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	—	(1)	1
Total realized gain (loss) on investments and capital gains distributions	—	4	10	—
Net unrealized appreciation (depreciation) of investments	17	(1)	(3)	1
Net increase (decrease) in net assets resulting from operations	48	3	6	2
Changes from principal transactions:
Premiums	447	45	62	—
Death Benefits	(16)	—	—	—
Surrenders and withdrawals	(202)	—	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	(1)	—	—	—
Transfers between Divisions (including fixed account), net	(286)	16	19	(1)
Increase (decrease) in net assets derived from principal transactions	(58)	61	81	(1)
Total increase (decrease) in net assets	(10)	64	87	1
Net assets at December 31, 2017	1,576	64	117	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(1)	(1)	—
Total realized gain (loss) on investments and capital gains distributions	(25)	4	3	(4)
Net unrealized appreciation (depreciation) of investments	(32)	(10)	(19)	2
Net increase (decrease) in net assets resulting from operations	(33)	(7)	(17)	(2)
Changes from principal transactions:
Premiums	50	13	26	—
Death Benefits	(37)	—	—	(26)
Surrenders and withdrawals	(274)	(3)	(10)	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(161)	(9)	1	—
Increase (decrease) in net assets derived from principal transactions	(422)	(1)	17	(26)
Total increase (decrease) in net assets	(455)	(6)	—	(28)
Net assets at December 31, 2018	$1,121	$58	$117	$9

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	MFS VIT II Strategic Income Portfolio – Service Class	MFS VIT Research Series Portfolio – Service Class	MFS VIT International Value Portfolio – Service Class	MFS VIT Value Series - Service Class
Net assets at January 1, 2017	$—	$42	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	(1)	—
Total realized gain (loss) on investments and capital gains distributions	—	23	—	1
Net unrealized appreciation (depreciation) of investments	(3)	18	11	6
Net increase (decrease) in net assets resulting from operations	1	42	10	7
Changes from principal transactions:
Premiums	209	250	312	201
Death Benefits	—	—	—	—
Surrenders and withdrawals	(1)	(2)	—	—
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	70	15	39	30
Increase (decrease) in net assets derived from principal transactions	278	263	351	231
Total increase (decrease) in net assets	279	305	361	238
Net assets at December 31, 2017	279	347	361	238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(1)	—	2
Total realized gain (loss) on investments and capital gains distributions	(4)	56	5	31
Net unrealized appreciation (depreciation) of investments	(14)	(79)	(49)	(86)
Net increase (decrease) in net assets resulting from operations	(10)	(24)	(44)	(53)
Changes from principal transactions:
Premiums	28	75	70	258
Death Benefits	—	(6)	—	—
Surrenders and withdrawals	(26)	(57)	(31)	(10)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	16	38	(3)	(30)
Increase (decrease) in net assets derived from principal transactions	18	51	37	218
Total increase (decrease) in net assets	8	26	(8)	165
Net assets at December 31, 2018	$287	$373	$353	$403

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	MFS VIT III Global Real Estate Portfolio – Service Class	Oppenheimer Total Return Bond Fund/VA – Service Shares	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Net assets at January 1, 2017	$—	$—	$—	$1,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(1)	(7)
Total realized gain (loss) on investments and capital gains distributions	2	—	—	153
Net unrealized appreciation (depreciation) of investments	21	1	11	65
Net increase (decrease) in net assets resulting from operations	23	2	10	211
Changes from principal transactions:
Premiums	416	206	457	6
Death Benefits	—	—	—	(47)
Surrenders and withdrawals	—	(3)	(2)	(248)
Contract Charges	—	—	—	(10)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	142	2	5	(118)
Increase (decrease) in net assets derived from principal transactions	558	205	460	(417)
Total increase (decrease) in net assets	581	207	470	(206)
Net assets at December 31, 2017	581	207	470	1,677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	2	(2)	(14)
Total realized gain (loss) on investments and capital gains distributions	7	(3)	43	162
Net unrealized appreciation (depreciation) of investments	(53)	(4)	(90)	(306)
Net increase (decrease) in net assets resulting from operations	(29)	(5)	(49)	(158)
Changes from principal transactions:
Premiums	88	3	18	13
Death Benefits	—	—	—	(40)
Surrenders and withdrawals	(7)	(17)	(8)	(233)
Contract Charges	—	—	—	(8)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	91	(88)	45	9
Increase (decrease) in net assets derived from principal transactions	172	(102)	54	(260)
Total increase (decrease) in net assets	143	(107)	6	(417)
Net assets at December 31, 2018	$724	$100	$476	$1,260

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer International Growth Fund/VA - Service Shares	PIMCO All Asset Portfolio – Administrative Class	PIMCO Low Duration Portfolio – Administrative Class
Net assets at January 1, 2017	$28	$752	$83	$935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	6	7
Total realized gain (loss) on investments and capital gains distributions	5	15	2	(3)
Net unrealized appreciation (depreciation) of investments	8	224	6	1
Net increase (decrease) in net assets resulting from operations	12	244	14	5
Changes from principal transactions:
Premiums	208	387	9	875
Death Benefits	—	(1)	—	—
Surrenders and withdrawals	(3)	(18)	—	(66)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	22	98	92	(86)
Increase (decrease) in net assets derived from principal transactions	227	466	101	723
Total increase (decrease) in net assets	239	710	115	728
Net assets at December 31, 2017	267	1,462	198	1,663

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	4	19
Total realized gain (loss) on investments and capital gains distributions	55	77	2	(6)
Net unrealized appreciation (depreciation) of investments	(76)	(366)	(19)	(22)
Net increase (decrease) in net assets resulting from operations	(24)	(291)	(13)	(9)
Changes from principal transactions:
Premiums	91	249	22	170
Death Benefits	—	—	—	—
Surrenders and withdrawals	(14)	(242)	(2)	(172)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	4	(11)	(19)	(22)
Increase (decrease) in net assets derived from principal transactions	81	(4)	—	(24)
Total increase (decrease) in net assets	57	(295)	(12)	(33)
Net assets at December 31, 2018	$324	$1,167	$186	$1,630

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	PIMCO Short- Term Portfolio – Administrative Class	PIMCO Total Return Portfolio - Administrative Class	ProFund VP Bull
Net assets at January 1, 2017	$5,057	$2,508	$2,871	$8,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	25	44	(152)
Total realized gain (loss) on investments and capital gains distributions	(149)	6	(3)	880
Net unrealized appreciation (depreciation) of investments	208	12	75	605
Net increase (decrease) in net assets resulting from operations	124	43	116	1,333
Changes from principal transactions:
Premiums	2	2,158	5,292	231
Death Benefits	(166)	—	—	(189)
Surrenders and withdrawals	(395)	(230)	(553)	(1,706)
Contract Charges	(18)	—	—	(58)
Cost of insurance and administrative charges	—	(1)	(1)	(4)
Transfers between Divisions (including fixed account), net	(16)	(1,757)	(1,069)	(73)
Increase (decrease) in net assets derived from principal transactions	(593)	170	3,669	(1,799)
Total increase (decrease) in net assets	(469)	213	3,785	(466)
Net assets at December 31, 2017	4,588	2,721	6,656	7,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	35	98	(134)
Total realized gain (loss) on investments and capital gains distributions	(151)	7	13	1,186
Net unrealized appreciation (depreciation) of investments	(56)	(23)	(230)	(1,578)
Net increase (decrease) in net assets resulting from operations	(143)	19	(119)	(526)
Changes from principal transactions:
Premiums	27	301	926	—
Death Benefits	(44)	—	(44)	(111)
Surrenders and withdrawals	(420)	(275)	(461)	(756)
Contract Charges	(17)	—	—	(49)
Cost of insurance and administrative charges	—	—	—	(3)
Transfers between Divisions (including fixed account), net	8	(467)	(1,731)	(13)
Increase (decrease) in net assets derived from principal transactions	(446)	(441)	(1,310)	(932)
Total increase (decrease) in net assets	(589)	(422)	(1,429)	(1,458)
Net assets at December 31, 2018	$3,999	$2,299	$5,227	$6,415

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Putnam VT Income Fund – Class 1B	Putnam VT International Equity Fund – Class 1B
Net assets at January 1, 2017	$3,101	$2,521	$851	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(38)	33	—
Total realized gain (loss) on investments and capital gains distributions	35	(1,047)	(11)	—
Net unrealized appreciation (depreciation) of investments	470	780	20	4
Net increase (decrease) in net assets resulting from operations	502	(305)	42	4
Changes from principal transactions:
Premiums	266	117	229	2
Death Benefits	(48)	(37)	—	—
Surrenders and withdrawals	(1,309)	(627)	(241)	(1)
Contract Charges	(25)	(15)	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	(91)	65	23	32
Increase (decrease) in net assets derived from principal transactions	(1,208)	(498)	11	33
Total increase (decrease) in net assets	(706)	(803)	53	37
Net assets at December 31, 2017	2,395	1,718	904	41

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(34)	19	—
Total realized gain (loss) on investments and capital gains distributions	26	(195)	(10)	2
Net unrealized appreciation (depreciation) of investments	(381)	275	(16)	(7)
Net increase (decrease) in net assets resulting from operations	(340)	46	(7)	(5)
Changes from principal transactions:
Premiums	—	—	216	1
Death Benefits	(42)	(16)	—	—
Surrenders and withdrawals	(184)	(101)	(309)	(2)
Contract Charges	(15)	(11)	—	—
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	(5)	26	(79)	(15)
Increase (decrease) in net assets derived from principal transactions	(247)	(103)	(172)	(16)
Total increase (decrease) in net assets	(587)	(57)	(179)	(21)
Net assets at December 31, 2018	$1,808	$1,661	$725	$20

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Putnam VT International Value Fund – Class 1B	Putnam VT Mortgage Securities Fund – Class 1B	Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class 1B
Net assets at January 1, 2017	$8	$719	$100	$135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11	1	—
Total realized gain (loss) on investments and capital gains distributions	—	(2)	10	10
Net unrealized appreciation (depreciation) of investments	1	—	21	2
Net increase (decrease) in net assets resulting from operations	1	9	32	12
Changes from principal transactions:
Premiums	2	393	40	33
Death Benefits	(1)	—	—	—
Surrenders and withdrawals	—	(59)	(2)	(11)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(115)	26	31
Increase (decrease) in net assets derived from principal transactions	—	219	64	53
Total increase (decrease) in net assets	1	228	96	65
Net assets at December 31, 2017	9	947	196	200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	19	—	(1)
Total realized gain (loss) on investments and capital gains distributions	—	(9)	23	63
Net unrealized appreciation (depreciation) of investments	(2)	(27)	(41)	(129)
Net increase (decrease) in net assets resulting from operations	(2)	(17)	(18)	(67)
Changes from principal transactions:
Premiums	—	133	32	42
Death Benefits	—	(3)	—	—
Surrenders and withdrawals	—	(128)	(14)	(3)
Contract Charges	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(26)	(4)	93
Increase (decrease) in net assets derived from principal transactions	—	(24)	13	132
Total increase (decrease) in net assets	(2)	(41)	(4)	65
Net assets at December 31, 2018	$7	$906	$192	$265

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	MFS VIT Utilities Series Portfolio – Service Class	Voya Balanced Portfolio - Class S
Net assets at January 1, 2017	$2,132	$2,057	$230	$3,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(21)	16	40
Total realized gain (loss) on investments and capital gains distributions	101	143	6	440
Net unrealized appreciation (depreciation) of investments	788	505	16	(82)
Net increase (decrease) in net assets resulting from operations	869	627	38	398
Changes from principal transactions:
Premiums	1,203	1,809	805	287
Death Benefits	(30)	(22)	—	(3)
Surrenders and withdrawals	(126)	(176)	(19)	(837)
Contract Charges	—	—	—	(7)
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions (including fixed account), net	592	117	20	(39)
Increase (decrease) in net assets derived from principal transactions	1,638	1,727	806	(599)
Total increase (decrease) in net assets	2,507	2,354	844	(201)
Net assets at December 31, 2017	4,639	4,411	1,074	3,054

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(42)	(41)	(1)	21
Total realized gain (loss) on investments and capital gains distributions	596	405	14	405
Net unrealized appreciation (depreciation) of investments	(532)	(388)	(14)	(642)
Net increase (decrease) in net assets resulting from operations	22	(24)	(1)	(216)
Changes from principal transactions:
Premiums	808	448	42	3
Death Benefits	(52)	(27)	(2)	(11)
Surrenders and withdrawals	(665)	(524)	(56)	(422)
Contract Charges	—	—	—	(6)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	129	334	(91)	(17)
Increase (decrease) in net assets derived from principal transactions	220	231	(107)	(452)
Total increase (decrease) in net assets	242	207	(108)	(669)
Net assets at December 31, 2018	$4,881	$4,618	$966	$2,385

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Intermediate Bond Portfolio – Class A	Voya Intermediate Bond Portfolio – Class S	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio – Service Class
Net assets at January 1, 2017	$3,155	$2,706,288	$137,810	$446,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	36,577	1,085	(5,005)
Total realized gain (loss) on investments and capital gains distributions	(15)	892	1,058	83
Net unrealized appreciation (depreciation) of investments	55	40,617	13,354	—
Net increase (decrease) in net assets resulting from operations	113	78,086	15,497	(4,922)
Changes from principal transactions:
Premiums	2,415	56,712	4,409	26,258
Death Benefits	—	(41,294)	(1,578)	(13,581)
Surrenders and withdrawals	(254)	(440,840)	(26,275)	(224,388)
Contract Charges	—	(20,658)	(1,225)	(2,623)
Cost of insurance and administrative charges	(1)	(425)	(22)	(153)
Transfers between Divisions (including fixed account), net	(1,379)	83,409	(7,530)	108,763
Increase (decrease) in net assets derived from principal transactions	781	(363,096)	(32,221)	(105,724)
Total increase (decrease) in net assets	894	(285,010)	(16,724)	(110,646)
Net assets at December 31, 2017	4,049	2,421,278	121,086	336,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80	38,891	939	(1,087)
Total realized gain (loss) on investments and capital gains distributions	(58)	(8,763)	2,467	52
Net unrealized appreciation (depreciation) of investments	(100)	(91,070)	(13,080)	—
Net increase (decrease) in net assets resulting from operations	(78)	(60,942)	(9,674)	(1,035)
Changes from principal transactions:
Premiums	330	9,619	820	7,024
Death Benefits	(39)	(39,033)	(2,523)	(11,804)
Surrenders and withdrawals	(310)	(242,120)	(10,487)	(128,446)
Contract Charges	—	(18,451)	(1,051)	(2,054)
Cost of insurance and administrative charges	—	(332)	(16)	(116)
Transfers between Divisions (including fixed account), net	(1,038)	54,505	(4,431)	117,778
Increase (decrease) in net assets derived from principal transactions	(1,057)	(235,812)	(17,689)	(17,618)
Total increase (decrease) in net assets	(1,135)	(296,754)	(27,362)	(18,653)
Net assets at December 31, 2018	$2,914	$2,124,524	$93,724	$317,669

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio – Service 2 Class	Voya High Yield Portfolio – Adviser Class	Voya High Yield Portfolio – Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2017	$10,116	$395	$366,188	$1,615,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(111)	32	16,863	(27,391)
Total realized gain (loss) on investments and capital gains distributions	2	11	(2,703)	235,374
Net unrealized appreciation (depreciation) of investments	—	(17)	559	181,514
Net increase (decrease) in net assets resulting from operations	(109)	26	14,719	389,497
Changes from principal transactions:
Premiums	8,443	421	11,557	49,258
Death Benefits	(167)	—	(8,278)	(27,088)
Surrenders and withdrawals	(6,407)	(48)	(78,930)	(377,147)
Contract Charges	(47)	—	(2,087)	(12,227)
Cost of insurance and administrative charges	(3)	—	(70)	(281)
Transfers between Divisions (including fixed account), net	(530)	102	524	(43,780)
Increase (decrease) in net assets derived from principal transactions	1,289	475	(77,284)	(411,265)
Total increase (decrease) in net assets	1,180	501	(62,565)	(21,768)
Net assets at December 31, 2017	11,296	896	303,623	1,593,395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	39	11,002	(26,052)
Total realized gain (loss) on investments and capital gains distributions	2	(10)	(5,841)	293,321
Net unrealized appreciation (depreciation) of investments	—	(65)	(18,495)	(308,557)
Net increase (decrease) in net assets resulting from operations	(10)	(36)	(13,334)	(41,288)
Changes from principal transactions:
Premiums	582	42	1,214	7,949
Death Benefits	(174)	(6)	(7,930)	(30,490)
Surrenders and withdrawals	(6,443)	(150)	(26,652)	(146,715)
Contract Charges	(32)	—	(1,650)	(10,926)
Cost of insurance and administrative charges	(1)	—	(50)	(209)
Transfers between Divisions (including fixed account), net	3,957	—	(6,695)	(50,675)
Increase (decrease) in net assets derived from principal transactions	(2,111)	(114)	(41,763)	(231,066)
Total increase (decrease) in net assets	(2,121)	(150)	(55,097)	(272,354)
Net assets at December 31, 2018	$9,175	$746	$248,526	$1,321,041

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio – Adviser Class
Net assets at January 1, 2017	$80	$1,372,933	$14,453	$298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(18,200)	(235)	5
Total realized gain (loss) on investments and capital gains distributions	6	109,570	1,179	2
Net unrealized appreciation (depreciation) of investments	16	243,424	2,613	38
Net increase (decrease) in net assets resulting from operations	22	334,794	3,557	45
Changes from principal transactions:
Premiums	(2)	32,640	470	82
Death Benefits	—	(23,923)	(172)	—
Surrenders and withdrawals	—	(310,395)	(3,488)	(6)
Contract Charges	—	(9,166)	(128)	—
Cost of insurance and administrative charges	—	(301)	(3)	—
Transfers between Divisions (including fixed account), net	—	(47,813)	(185)	28
Increase (decrease) in net assets derived from principal transactions	(2)	(358,958)	(3,506)	104
Total increase (decrease) in net assets	20	(24,164)	51	149
Net assets at December 31, 2017	100	1,348,769	14,504	447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(17,507)	(230)	3
Total realized gain (loss) on investments and capital gains distributions	15	193,130	2,022	51
Net unrealized appreciation (depreciation) of investments	(14)	(204,945)	(2,237)	(90)
Net increase (decrease) in net assets resulting from operations	—	(29,322)	(445)	(36)
Changes from principal transactions:
Premiums	(40)	145	(1)	(2)
Death Benefits	—	(26,084)	(22)	—
Surrenders and withdrawals	—	(121,121)	(1,149)	(51)
Contract Charges	—	(8,063)	(115)	—
Cost of insurance and administrative charges	—	(236)	(2)	—
Transfers between Divisions (including fixed account), net	1	(52,467)	(419)	1
Increase (decrease) in net assets derived from principal transactions	(40)	(207,826)	(1,707)	(52)
Total increase (decrease) in net assets	(39)	(237,148)	(2,153)	(88)
Net assets at December 31, 2018	$61	$1,111,621	$12,351	$359
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi- Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class
Net assets at January 1, 2017	$884,391	$30,117	$55,266	$409,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,428	20	(547)	(1,336)
Total realized gain (loss) on investments and capital gains distributions	12,149	(314)	5,373	5,938
Net unrealized appreciation (depreciation) of investments	73,570	184	5,025	17,456
Net increase (decrease) in net assets resulting from operations	88,147	(110)	9,851	22,058
Changes from principal transactions:
Premiums	26,554	102	1,381	14,731
Death Benefits	(15,459)	(1,863)	(398)	(8,089)
Surrenders and withdrawals	(194,787)	(2,982)	(12,375)	(83,474)
Contract Charges	(5,736)	(35)	(399)	(3,358)
Cost of insurance and administrative charges	(196)	(12)	(10)	(70)
Transfers between Divisions (including fixed account), net	(24,126)	(106)	(1,453)	6,588
Increase (decrease) in net assets derived from principal transactions	(213,750)	(4,896)	(13,254)	(73,672)
Total increase (decrease) in net assets	(125,603)	(5,006)	(3,403)	(51,614)
Net assets at December 31, 2017	758,788	25,111	51,863	357,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(236)	(35)	545	562
Total realized gain (loss) on investments and capital gains distributions	78,858	(271)	6,853	6,820
Net unrealized appreciation (depreciation) of investments	(143,045)	158	(5,051)	(22,088)
Net increase (decrease) in net assets resulting from operations	(64,423)	(148)	2,347	(14,706)
Changes from principal transactions:
Premiums	3,022	—	170	2,771
Death Benefits	(15,631)	(1,336)	(384)	(8,157)
Surrenders and withdrawals	(65,055)	(1,991)	(2,867)	(39,493)
Contract Charges	(4,688)	(24)	(219)	(3,006)
Cost of insurance and administrative charges	(142)	(10)	(5)	(57)
Transfers between Divisions (including fixed account), net	(10,676)	59	(50,905)	15,360
Increase (decrease) in net assets derived from principal transactions	(93,170)	(3,301)	(54,210)	(32,582)
Total increase (decrease) in net assets	(157,593)	(3,450)	(51,863)	(47,288)
Net assets at December 31, 2018	$601,195	$21,661	$—	$310,189

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2017	$3,147,521	$2,142,739	$1,140,762	$504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	168	(1,176)	—
Total realized gain (loss) on investments and capital gains distributions	444,877	254,962	95,764	2
Net unrealized appreciation (depreciation) of investments	(27,016)	(8,977)	9,336	7
Net increase (decrease) in net assets resulting from operations	417,578	246,153	103,924	9
Changes from principal transactions:
Premiums	153,055	70,647	30,370	169
Death Benefits	(42,039)	(49,585)	(25,219)	—
Surrenders and withdrawals	(737,024)	(408,106)	(191,115)	(44)
Contract Charges	(28,441)	(16,731)	(8,881)	—
Cost of insurance and administrative charges	(817)	(443)	(234)	—
Transfers between Divisions (including fixed account), net	(24,470)	(10,907)	(4,094)	87
Increase (decrease) in net assets derived from principal transactions	(679,736)	(415,125)	(199,173)	212
Total increase (decrease) in net assets	(262,158)	(168,972)	(95,249)	221
Net assets at December 31, 2017	2,885,363	1,973,767	1,045,513	725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,947)	(440)	783	6
Total realized gain (loss) on investments and capital gains distributions	319,659	186,852	61,933	2
Net unrealized appreciation (depreciation) of investments	(553,606)	(326,070)	(126,254)	(31)
Net increase (decrease) in net assets resulting from operations	(236,894)	(139,658)	(63,538)	(23)
Changes from principal transactions:
Premiums	8,016	6,407	4,563	93
Death Benefits	(37,586)	(43,507)	(24,078)	—
Surrenders and withdrawals	(217,820)	(167,577)	(90,755)	(28)
Contract Charges	(24,865)	(14,758)	(7,980)	—
Cost of insurance and administrative charges	(593)	(337)	(189)	—
Transfers between Divisions (including fixed account), net	(33,448)	(15,891)	986	(60)
Increase (decrease) in net assets derived from principal transactions	(306,296)	(235,662)	(117,452)	4
Total increase (decrease) in net assets	(543,190)	(375,321)	(180,991)	(18)
Net assets at December 31, 2018	$2,342,173	$1,598,446	$864,522	$707

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Net assets at January 1, 2017	$184,145	$616	$81,615	$979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(830)	13	1,410	14
Total realized gain (loss) on investments and capital gains distributions	(5,584)	8	9,676	91
Net unrealized appreciation (depreciation) of investments	7,625	23	(4,812)	(29)
Net increase (decrease) in net assets resulting from operations	1,211	44	6,274	76
Changes from principal transactions:
Premiums	5,059	38	2,504	41
Death Benefits	(2,309)	—	(841)	(3)
Surrenders and withdrawals	(32,536)	(23)	(16,782)	(204)
Contract Charges	(1,414)	—	(606)	(10)
Cost of insurance and administrative charges	(29)	—	(13)	—
Transfers between Divisions (including fixed account), net	444	(308)	(93)	23
Increase (decrease) in net assets derived from principal transactions	(30,785)	(293)	(15,831)	(153)
Total increase (decrease) in net assets	(29,574)	(249)	(9,557)	(77)
Net assets at December 31, 2017	154,571	367	72,058	902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	560	11	2,278	27
Total realized gain (loss) on investments and capital gains distributions	(3,435)	(1)	4,272	36
Net unrealized appreciation (depreciation) of investments	(2,944)	(38)	(13,445)	(154)
Net increase (decrease) in net assets resulting from operations	(5,819)	(28)	(6,895)	(91)
Changes from principal transactions:
Premiums	728	10	11	—
Death Benefits	(2,278)	—	(1,150)	(8)
Surrenders and withdrawals	(15,455)	(13)	(6,383)	(61)
Contract Charges	(1,271)	—	(494)	(8)
Cost of insurance and administrative charges	(21)	—	(10)	—
Transfers between Divisions (including fixed account), net	17,623	(80)	(516)	—
Increase (decrease) in net assets derived from principal transactions	(674)	(84)	(8,542)	(76)
Total increase (decrease) in net assets	(6,493)	(111)	(15,437)	(168)
Net assets at December 31, 2018	$148,078	$256	$56,621	$734

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Adviser Class
Net assets at January 1, 2017	$589	$182,844	$14,584	$471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	547	17	30
Total realized gain (loss) on investments and capital gains distributions	7	28,203	1,772	20
Net unrealized appreciation (depreciation) of investments	11	(23,566)	(1,374)	38
Net increase (decrease) in net assets resulting from operations	28	5,184	415	88
Changes from principal transactions:
Premiums	130	5,630	428	1,004
Death Benefits	—	(4,168)	(99)	—
Surrenders and withdrawals	(22)	(49,469)	(3,542)	(100)
Contract Charges	—	(978)	(124)	—
Cost of insurance and administrative charges	—	(58)	(3)	—
Transfers between Divisions (including fixed account), net	6	(756)	249	649
Increase (decrease) in net assets derived from principal transactions	114	(49,799)	(3,091)	1,553
Total increase (decrease) in net assets	142	(44,615)	(2,676)	1,641
Net assets at December 31, 2017	731	138,229	11,908	2,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	1,146	73	89
Total realized gain (loss) on investments and capital gains distributions	54	25,425	2,032	32
Net unrealized appreciation (depreciation) of investments	(124)	(38,663)	(3,194)	(251)
Net increase (decrease) in net assets resulting from operations	(57)	(12,092)	(1,089)	(130)
Changes from principal transactions:
Premiums	36	16	—	104
Death Benefits	(5)	(3,526)	(130)	—
Surrenders and withdrawals	(81)	(11,198)	(884)	(118)
Contract Charges	—	(668)	(98)	—
Cost of insurance and administrative charges	—	(39)	(2)	—
Transfers between Divisions (including fixed account), net	(33)	(462)	14	(23)
Increase (decrease) in net assets derived from principal transactions	(82)	(15,877)	(1,100)	(37)
Total increase (decrease) in net assets	(140)	(27,969)	(2,189)	(167)
Net assets at December 31, 2018	$591	$110,260	$9,719	$1,945

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Adviser Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2017	$388,268	$7,703	$348	$394,630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,538	175	11	939
Total realized gain (loss) on investments and capital gains distributions	12,775	321	53	58,119
Net unrealized appreciation (depreciation) of investments	7,395	47	36	(17,526)
Net increase (decrease) in net assets resulting from operations	29,708	543	100	41,532
Changes from principal transactions:
Premiums	12,694	456	390	9,126
Death Benefits	(6,881)	(209)	—	(10,554)
Surrenders and withdrawals	(83,391)	(2,697)	(27)	(72,010)
Contract Charges	(2,487)	(66)	—	(1,711)
Cost of insurance and administrative charges	(68)	(1)	—	(92)
Transfers between Divisions (including fixed account), net	2,073	(341)	344	(5,272)
Increase (decrease) in net assets derived from principal transactions	(78,060)	(2,858)	707	(80,513)
Total increase (decrease) in net assets	(48,352)	(2,315)	807	(38,981)
Net assets at December 31, 2017	339,916	5,388	1,155	355,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,237	161	4	(1,159)
Total realized gain (loss) on investments and capital gains distributions	7,052	53	119	45,190
Net unrealized appreciation (depreciation) of investments	(36,954)	(557)	(307)	(90,790)
Net increase (decrease) in net assets resulting from operations	(19,665)	(343)	(184)	(46,759)
Changes from principal transactions:
Premiums	2,027	—	80	2,000
Death Benefits	(8,804)	(33)	—	(11,977)
Surrenders and withdrawals	(31,503)	(437)	(99)	(29,554)
Contract Charges	(2,080)	(47)	—	(1,395)
Cost of insurance and administrative charges	(50)	(1)	—	(72)
Transfers between Divisions (including fixed account), net	(11,886)	121	58	(6,980)
Increase (decrease) in net assets derived from principal transactions	(52,296)	(397)	40	(47,978)
Total increase (decrease) in net assets	(71,961)	(740)	(145)	(94,737)
Net assets at December 31, 2018	$267,955	$4,648	$1,010	$260,912

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Net assets at January 1, 2017	$37,281	$289	$305,304	$12,192

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(5)	(4,486)	(196)
Total realized gain (loss) on investments and capital gains distributions	4,145	14	(7,739)	739
Net unrealized appreciation (depreciation) of investments	(394)	270	129,117	3,787
Net increase (decrease) in net assets resulting from operations	3,756	279	116,892	4,330
Changes from principal transactions:
Premiums	901	859	15,043	597
Death Benefits	(899)	—	(4,506)	(114)
Surrenders and withdrawals	(9,003)	(7)	(85,394)	(4,474)
Contract Charges	(273)	—	(2,802)	(119)
Cost of insurance and administrative charges	(6)	—	(68)	(2)
Transfers between Divisions (including fixed account), net	(120)	449	21,899	(327)
Increase (decrease) in net assets derived from principal transactions	(9,400)	1,301	(55,828)	(4,439)
Total increase (decrease) in net assets	(5,644)	1,580	61,064	(109)
Net assets at December 31, 2017	31,637	1,869	366,368	12,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(195)	(10)	(3,670)	(154)
Total realized gain (loss) on investments and capital gains distributions	4,790	112	2,252	44
Net unrealized appreciation (depreciation) of investments	(9,016)	(464)	(59,121)	(2,008)
Net increase (decrease) in net assets resulting from operations	(4,421)	(362)	(60,539)	(2,118)
Changes from principal transactions:
Premiums	—	289	967	—
Death Benefits	(905)	(7)	(4,907)	(423)
Surrenders and withdrawals	(2,074)	(60)	(27,803)	(475)
Contract Charges	(226)	—	(2,422)	(94)
Cost of insurance and administrative charges	(4)	—	(51)	(1)
Transfers between Divisions (including fixed account), net	258	(161)	(13,506)	(39)
Increase (decrease) in net assets derived from principal transactions	(2,951)	61	(47,722)	(1,032)
Total increase (decrease) in net assets	(7,372)	(301)	(108,261)	(3,150)
Net assets at December 31, 2018	$24,265	$1,568	$258,107	$8,933

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
Net assets at January 1, 2017	$429	$271,473	$28,174	$1,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(3,306)	(404)	4
Total realized gain (loss) on investments and capital gains distributions	43	33,557	3,901	92
Net unrealized appreciation (depreciation) of investments	60	1,909	(205)	203
Net increase (decrease) in net assets resulting from operations	99	32,160	3,292	299
Changes from principal transactions:
Premiums	465	9,783	732	771
Death Benefits	—	(3,410)	(292)	—
Surrenders and withdrawals	(20)	(67,529)	(7,026)	(40)
Contract Charges	—	(2,007)	(236)	—
Cost of insurance and administrative charges	—	(41)	(5)	—
Transfers between Divisions (including fixed account), net	161	(6,175)	(570)	(160)
Increase (decrease) in net assets derived from principal transactions	606	(69,379)	(7,397)	571
Total increase (decrease) in net assets	705	(37,219)	(4,105)	870
Net assets at December 31, 2017	1,134	234,254	24,069	1,881

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(3,437)	(392)	—
Total realized gain (loss) on investments and capital gains distributions	199	31,153	4,253	301
Net unrealized appreciation (depreciation) of investments	(358)	(57,504)	(6,459)	(356)
Net increase (decrease) in net assets resulting from operations	(170)	(29,788)	(2,598)	(55)
Changes from principal transactions:
Premiums	210	1,232	—	135
Death Benefits	—	(3,465)	(330)	—
Surrenders and withdrawals	(64)	(20,746)	(1,711)	(52)
Contract Charges	—	(1,783)	(198)	—
Cost of insurance and administrative charges	—	(30)	(4)	—
Transfers between Divisions (including fixed account), net	138	27,226	(110)	(3)
Increase (decrease) in net assets derived from principal transactions	283	2,433	(2,354)	80
Total increase (decrease) in net assets	114	(27,354)	(4,951)	25
Net assets at December 31, 2018	$1,248	$206,900	$19,118	$1,906

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2017	$293,868	$43,417	$19,599	$2,644,523

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,741)	(365)	123	(15,784)
Total realized gain (loss) on investments and capital gains distributions	27,543	7,353	1,314	251,080
Net unrealized appreciation (depreciation) of investments	36,296	2,356	1,781	90,166
Net increase (decrease) in net assets resulting from operations	62,098	9,344	3,218	325,462
Changes from principal transactions:
Premiums	9,875	1,460	11,830	62,455
Death Benefits	(4,011)	(967)	(74)	(50,301)
Surrenders and withdrawals	(71,617)	(12,236)	(1,577)	(527,710)
Contract Charges	(2,219)	(365)	—	(18,256)
Cost of insurance and administrative charges	(52)	(8)	(10)	(451)
Transfers between Divisions (including fixed account), net	(12,252)	85	985	42,412
Increase (decrease) in net assets derived from principal transactions	(80,276)	(12,031)	11,154	(491,851)
Total increase (decrease) in net assets	(18,178)	(2,687)	14,372	(166,389)
Net assets at December 31, 2017	275,690	40,730	33,971	2,478,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,969)	(390)	433	7,849
Total realized gain (loss) on investments and capital gains distributions	40,868	6,946	2,800	304,929
Net unrealized appreciation (depreciation) of investments	(47,159)	(7,851)	(3,477)	(334,043)
Net increase (decrease) in net assets resulting from operations	(8,260)	(1,295)	(244)	(21,265)
Changes from principal transactions:
Premiums	1,165	2	3,273	14,913
Death Benefits	(4,726)	(791)	(115)	(48,076)
Surrenders and withdrawals	(23,665)	(3,114)	(2,999)	(240,212)
Contract Charges	(1,894)	(300)	—	(16,338)
Cost of insurance and administrative charges	(38)	(6)	(1)	(346)
Transfers between Divisions (including fixed account), net	(235)	(753)	1,113	22,643
Increase (decrease) in net assets derived from principal transactions	(29,393)	(4,962)	1,271	(267,416)
Total increase (decrease) in net assets	(37,653)	(6,257)	1,027	(288,681)
Net assets at December 31, 2018	$238,037	$34,473	$34,998	$2,189,453
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
Net assets at January 1, 2017	$63,009	$370	$564,297	$20,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(528)	14	811	(9)
Total realized gain (loss) on investments and capital gains distributions	7,912	43	85,511	3,319
Net unrealized appreciation (depreciation) of investments	147	39	(16,518)	(785)
Net increase (decrease) in net assets resulting from operations	7,531	96	69,804	2,525
Changes from principal transactions:
Premiums	1,510	840	16,324	610
Death Benefits	(692)	—	(12,029)	(454)
Surrenders and withdrawals	(15,027)	(37)	(121,959)	(5,200)
Contract Charges	(504)	—	(3,518)	(165)
Cost of insurance and administrative charges	(10)	—	(114)	(4)
Transfers between Divisions (including fixed account), net	26	(12)	(21,120)	(79)
Increase (decrease) in net assets derived from principal transactions	(14,697)	791	(142,416)	(5,292)
Total increase (decrease) in net assets	(7,166)	887	(72,612)	(2,767)
Net assets at December 31, 2017	55,843	1,257	491,685	17,655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	11	1,211	12
Total realized gain (loss) on investments and capital gains distributions	5,373	191	78,341	2,806
Net unrealized appreciation (depreciation) of investments	(6,166)	(330)	(126,918)	(4,595)
Net increase (decrease) in net assets resulting from operations	(716)	(128)	(47,366)	(1,777)
Changes from principal transactions:
Premiums	3	50	2,920	(1)
Death Benefits	(550)	—	(10,402)	(476)
Surrenders and withdrawals	(3,199)	(49)	(44,544)	(962)
Contract Charges	(440)	—	(2,843)	(135)
Cost of insurance and administrative charges	(7)	—	(85)	(3)
Transfers between Divisions (including fixed account), net	254	(28)	(3,965)	(54)
Increase (decrease) in net assets derived from principal transactions	(3,938)	(27)	(58,918)	(1,631)
Total increase (decrease) in net assets	(4,655)	(155)	(106,285)	(3,408)
Net assets at December 31, 2018	$51,188	$1,102	$385,400	$14,247

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net assets at January 1, 2017	$128	$134,555	$177,409	$2,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(964)	(280)	(10)
Total realized gain (loss) on investments and capital gains distributions	8	14,924	6,077	(43)
Net unrealized appreciation (depreciation) of investments	33	19,743	20,452	528
Net increase (decrease) in net assets resulting from operations	42	33,703	26,249	475
Changes from principal transactions:
Premiums	279	6,114	5,677	96
Death Benefits	—	(2,529)	(5,686)	(18)
Surrenders and withdrawals	(14)	(35,597)	(36,871)	(730)
Contract Charges	—	(1,145)	(997)	(31)
Cost of insurance and administrative charges	—	(23)	(40)	—
Transfers between Divisions (including fixed account), net	4	15,699	(1,967)	237
Increase (decrease) in net assets derived from principal transactions	269	(17,481)	(39,884)	(446)
Total increase (decrease) in net assets	311	16,222	(13,635)	29
Net assets at December 31, 2017	439	150,777	163,774	3,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(76)	1,214	15
Total realized gain (loss) on investments and capital gains distributions	17	5,614	11,639	55
Net unrealized appreciation (depreciation) of investments	(122)	(28,038)	(36,056)	(500)
Net increase (decrease) in net assets resulting from operations	(102)	(22,500)	(23,203)	(430)
Changes from principal transactions:
Premiums	198	622	951	—
Death Benefits	—	(2,448)	(5,460)	(26)
Surrenders and withdrawals	(34)	(10,963)	(13,897)	(163)
Contract Charges	—	(1,027)	(800)	(24)
Cost of insurance and administrative charges	—	(17)	(29)	—
Transfers between Divisions (including fixed account), net	46	3,676	(54)	(159)
Increase (decrease) in net assets derived from principal transactions	210	(10,157)	(19,288)	(373)
Total increase (decrease) in net assets	108	(32,657)	(42,492)	(802)
Net assets at December 31, 2018	$547	$118,120	$121,282	$2,206

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Service Class
Net assets at January 1, 2017	$201	$3,875	$356	$15,258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	51	4	146
Total realized gain (loss) on investments and capital gains distributions	2	(67)	12	1,094
Net unrealized appreciation (depreciation) of investments	17	315	37	844
Net increase (decrease) in net assets resulting from operations	23	299	53	2,084
Changes from principal transactions:
Premiums	195	(3)	130	33
Death Benefits	—	(69)	—	(39)
Surrenders and withdrawals	(9)	(466)	(18)	(1,354)
Contract Charges	—	(13)	—	(97)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	18	137	(3)	(36)
Increase (decrease) in net assets derived from principal transactions	204	(414)	109	(1,494)
Total increase (decrease) in net assets	227	(115)	162	590
Net assets at December 31, 2017	428	3,760	518	15,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	94	4	146
Total realized gain (loss) on investments and capital gains distributions	3	(37)	27	1,080
Net unrealized appreciation (depreciation) of investments	(33)	(187)	(68)	(2,171)
Net increase (decrease) in net assets resulting from operations	(17)	(130)	(37)	(945)
Changes from principal transactions:
Premiums	129	(4)	189	4
Death Benefits	—	(35)	—	(257)
Surrenders and withdrawals	—	(593)	(257)	(529)
Contract Charges	—	(15)	—	(93)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions (including fixed account), net	(1)	629	18	(896)
Increase (decrease) in net assets derived from principal transactions	128	(18)	(50)	(1,772)
Total increase (decrease) in net assets	111	(148)	(87)	(2,717)
Net assets at December 31, 2018	$539	$3,612	$431	$13,131

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2017	$43	$8,012	$25	$908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	42	—	(1)
Total realized gain (loss) on investments and capital gains distributions	1	406	1	63
Net unrealized appreciation (depreciation) of investments	7	961	5	113
Net increase (decrease) in net assets resulting from operations	9	1,409	6	175
Changes from principal transactions:
Premiums	116	17	42	1
Death Benefits	—	(15)	—	—
Surrenders and withdrawals	(4)	(291)	(4)	(80)
Contract Charges	—	(53)	—	(6)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	1	(119)	1	(9)
Increase (decrease) in net assets derived from
principal transactions	113	(462)	39	(94)
Total increase (decrease) in net assets	122	947	45	81
Net assets at December 31, 2017	165	8,959	70	989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	55	—	1
Total realized gain (loss) on investments and capital gains distributions	16	613	3	104
Net unrealized appreciation (depreciation) of investments	(38)	(1,432)	(12)	(205)
Net increase (decrease) in net assets resulting from operations	(20)	(764)	(9)	(100)
Changes from principal transactions:
Premiums	211	1	11	—
Death Benefits	—	—	—	—
Surrenders and withdrawals	(45)	(679)	—	(95)
Contract Charges	—	(54)	—	(6)
Cost of insurance and administrative charges	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(81)	(14)	—	6
Increase (decrease) in net assets derived from principal transactions	87	(747)	11	(96)
Total increase (decrease) in net assets	65	(1,511)	2	(195)
Net assets at December 31, 2018	$230	$7,448	$72	$794

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Adviser Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class
Net assets at January 1, 2017	$1	$662	$16,646	$640,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	211	(1,992)
Total realized gain (loss) on investments and capital gains distributions	2	13	153	14,118
Net unrealized appreciation (depreciation) of investments	7	27	988	84,871
Net increase (decrease) in net assets resulting from operations	10	47	1,352	96,997
Changes from principal transactions:
Premiums	4	108	22	8,038
Death Benefits	—	(89)	(438)	(11,031)
Surrenders and withdrawals	—	(4)	(1,162)	(77,544)
Contract Charges	—	—	(90)	(5,639)
Cost of insurance and administrative charges	—	—	(1)	(107)
Transfers between Divisions (including fixed account), net	84	(141)	882	(1,861)
Increase (decrease) in net assets derived from principal transactions	88	(126)	(787)	(88,144)
Total increase (decrease) in net assets	98	(79)	565	8,853
Net assets at December 31, 2017	99	583	17,211	649,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	8	205	297
Total realized gain (loss) on investments and capital gains distributions	5	18	455	36,680
Net unrealized appreciation (depreciation) of investments	(16)	(48)	(1,292)	(98,372)
Net increase (decrease) in net assets resulting from operations	(11)	(22)	(632)	(61,395)
Changes from principal transactions:
Premiums	5	33	6	2,989
Death Benefits	—	—	(548)	(13,576)
Surrenders and withdrawals	(4)	(38)	(1,406)	(57,591)
Contract Charges	—	—	(87)	(5,351)
Cost of insurance and administrative charges	—	—	(1)	(92)
Transfers between Divisions (including fixed account), net	—	210	(996)	(3,697)
Increase (decrease) in net assets derived from principal transactions	2	205	(3,032)	(77,319)
Total increase (decrease) in net assets	(10)	183	(3,664)	(138,713)
Net assets at December 31, 2018	$89	$766	$13,547	$510,312

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® American Century Small- Mid Cap Value Portfolio - Adviser Class	VY® American Century Small- Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2017	$671	$2,711	$517	$288,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	2	(1)	(2,931)
Total realized gain (loss) on investments and capital gains distributions	60	156	86	60,984
Net unrealized appreciation (depreciation) of investments	40	106	78	12,064
Net increase (decrease) in net assets resulting from operations	103	264	163	70,117
Changes from principal transactions:
Premiums	443	295	376	11,925
Death Benefits	—	(23)	—	(3,256)
Surrenders and withdrawals	(59)	(524)	(18)	(76,430)
Contract Charges	—	(15)	—	(2,373)
Cost of insurance and administrative charges	—	—	—	(45)
Transfers between Divisions (including fixed account), net	133	212	(16)	11,814
Increase (decrease) in net assets derived from principal transactions	517	(55)	342	(58,365)
Total increase (decrease) in net assets	620	209	505	11,752
Net assets at December 31, 2017	1,291	2,920	1,022	300,731

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(8)	(5,211)
Total realized gain (loss) on investments and capital gains distributions	150	235	123	45,644
Net unrealized appreciation (depreciation) of investments	(336)	(637)	(186)	(50,110)
Net increase (decrease) in net assets resulting from operations	(186)	(404)	(71)	(9,677)
Changes from principal transactions:
Premiums	221	—	(15)	2,912
Death Benefits	(6)	—	—	(4,956)
Surrenders and withdrawals	(272)	(238)	(26)	(31,871)
Contract Charges	—	(15)	—	(2,260)
Cost of insurance and administrative charges	—	—	—	(36)
Transfers between Divisions (including fixed account), net	2	6	246	6,435
Increase (decrease) in net assets derived from principal transactions	(55)	(247)	206	(29,775)
Total increase (decrease) in net assets	(241)	(651)	134	(39,453)
Net assets at December 31, 2018	$1,050	$2,269	$1,156	$261,278

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Adviser Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2017	$1,104	$263,008	$456	$110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(2,014)	(4)	(1,425)
Total realized gain (loss) on investments and capital gains distributions	81	38,468	36	23,027
Net unrealized appreciation (depreciation) of investments	159	10,017	46	(13,426)
Net increase (decrease) in net assets resulting from operations	243	46,471	78	8,176
Changes from principal transactions:
Premiums	194	6,090	473	2,656
Death Benefits	(2)	(3,383)	—	(725)
Surrenders and withdrawals	(26)	(47,861)	(34)	(22,400)
Contract Charges	—	(1,913)	—	(766)
Cost of insurance and administrative charges	—	(31)	—	(15)
Transfers between Divisions (including fixed account), net	28	(6,215)	33	(5,449)
Increase (decrease) in net assets derived from
principal transactions	194	(53,313)	472	(26,699)
Total increase (decrease) in net assets	437	(6,842)	550	(18,523)
Net assets at December 31, 2017	1,541	256,166	1,006	91,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2,142)	(9)	(1,293)
Total realized gain (loss) on investments and capital gains distributions	142	36,083	132	17,948
Net unrealized appreciation (depreciation) of investments	(239)	(57,418)	(292)	(32,244)
Net increase (decrease) in net assets resulting from operations	(97)	(23,477)	(169)	(15,589)
Changes from principal transactions:
Premiums	56	907	43	14
Death Benefits	—	(4,975)	—	(1,672)
Surrenders and withdrawals	(33)	(21,736)	(47)	(7,368)
Contract Charges	—	(1,729)	—	(646)
Cost of insurance and administrative charges	—	(25)	—	(11)
Transfers between Divisions (including fixed account), net	(717)	(5,054)	(83)	474
Increase (decrease) in net assets derived from principal transactions	(694)	(32,611)	(88)	(9,209)
Total increase (decrease) in net assets	(791)	(56,089)	(256)	(24,798)
Net assets at December 31, 2018	$750	$200,077	$750	$67,084

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$204,604	$633	$1,227	$605,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,261)	10	14	(746)
Total realized gain (loss) on investments and capital gains distributions	27,858	30	130	8,908
Net unrealized appreciation (depreciation) of investments	565	41	(41)	38,932
Net increase (decrease) in net assets resulting from operations	27,162	81	103	47,094
Changes from principal transactions:
Premiums	6,201	548	—	7,748
Death Benefits	(3,102)	—	—	(15,246)
Surrenders and withdrawals	(46,611)	(45)	(280)	(100,802)
Contract Charges	(1,461)	—	—	(3,053)
Cost of insurance and administrative charges	(30)	—	—	(141)
Transfers between Divisions (including fixed account), net	(1,585)	109	1	(11,734)
Increase (decrease) in net assets derived from principal transactions	(46,588)	612	(279)	(123,228)
Total increase (decrease) in net assets	(19,426)	693	(176)	(76,134)
Net assets at December 31, 2017	185,178	1,326	1,051	529,340

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(986)	9	11	(350)
Total realized gain (loss) on investments and capital gains distributions	12,788	100	96	26,302
Net unrealized appreciation (depreciation) of investments	(35,541)	(238)	(205)	(77,932)
Net increase (decrease) in net assets resulting from operations	(23,739)	(129)	(98)	(51,980)
Changes from principal transactions:
Premiums	754	78	—	72
Death Benefits	(2,484)	(6)	—	(15,865)
Surrenders and withdrawals	(16,300)	(69)	(120)	(47,555)
Contract Charges	(1,307)	—	—	(2,544)
Cost of insurance and administrative charges	(22)	—	—	(109)
Transfers between Divisions (including fixed account), net	3,059	(84)	1	(5,171)
Increase (decrease) in net assets derived from principal transactions	(16,301)	(80)	(120)	(71,171)
Total increase (decrease) in net assets	(40,039)	(210)	(217)	(123,152)
Net assets at December 31, 2018	$145,139	$1,116	$834	$406,188

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Net assets at January 1, 2017	$433,223	$791	$143,736	$507

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,434)	(2)	(1,572)	—
Total realized gain (loss) on investments and capital gains distributions	12,087	109	17,434	16
Net unrealized appreciation (depreciation) of investments	24,011	51	(1,067)	174
Net increase (decrease) in net assets resulting from operations	34,664	158	14,795	190
Changes from principal transactions:
Premiums	7,501	942	3,257	244
Death Benefits	(4,790)	—	(1,578)	—
Surrenders and withdrawals	(68,393)	(37)	(28,010)	(26)
Contract Charges	(3,580)	—	(991)	—
Cost of insurance and administrative charges	(16)	—	(17)	—
Transfers between Divisions (including fixed account), net	10,522	91	(8,005)	160
Increase (decrease) in net assets derived from principal transactions	(58,756)	996	(35,344)	378
Total increase (decrease) in net assets	(24,092)	1,154	(20,549)	568
Net assets at December 31, 2017	409,131	1,945	123,187	1,075

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(725)	1	(762)	5
Total realized gain (loss) on investments and capital gains distributions	24,079	179	9,898	157
Net unrealized appreciation (depreciation) of investments	(64,211)	(456)	(23,884)	(328)
Net increase (decrease) in net assets resulting from operations	(40,857)	(276)	(14,748)	(166)
Changes from principal transactions:
Premiums	2,719	239	7	197
Death Benefits	(6,360)	—	(1,616)	—
Surrenders and withdrawals	(39,609)	(89)	(10,822)	(59)
Contract Charges	(3,255)	—	(804)	—
Cost of insurance and administrative charges	(48)	—	(12)	—
Transfers between Divisions (including fixed account), net	(6,930)	22	(3,095)	(43)
Increase (decrease) in net assets derived from principal transactions	(53,482)	172	(16,342)	96
Total increase (decrease) in net assets	(94,340)	(104)	(31,090)	(71)
Net assets at December 31, 2018	$314,791	$1,841	$92,097	$1,004

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2017	$3,341	$118,932	$—	$7,836

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1,137)	(2)	(51)
Total realized gain (loss) on investments and capital gains distributions	211	8,116	—	1,205
Net unrealized appreciation (depreciation) of investments	855	34,367	44	573
Net increase (decrease) in net assets resulting from operations	1,063	41,346	42	1,727
Changes from principal transactions:
Premiums	1	4,370	616	11
Death Benefits	(17)	(1,558)	—	(43)
Surrenders and withdrawals	(704)	(30,223)	(1)	(744)
Contract Charges	—	(1,060)	—	(50)
Cost of insurance and administrative charges	(1)	(21)	—	—
Transfers between Divisions (including fixed account), net	(15)	39,144	87	(253)
Increase (decrease) in net assets derived from principal transactions	(736)	10,652	702	(1,079)
Total increase (decrease) in net assets	327	51,998	744	648
Net assets at December 31, 2017	3,668	170,930	744	8,484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(653)	(9)	(85)
Total realized gain (loss) on investments and capital gains distributions	534	21,212	93	1,417
Net unrealized appreciation (depreciation) of investments	(951)	(41,288)	(119)	(1,560)
Net increase (decrease) in net assets resulting from operations	(408)	(20,729)	(35)	(228)
Changes from principal transactions:
Premiums	3	522	22	31
Death Benefits	(57)	(3,612)	—	(45)
Surrenders and withdrawals	(624)	(14,429)	(15)	(1,283)
Contract Charges	—	(1,135)	—	(50)
Cost of insurance and administrative charges	(1)	(18)	—	—
Transfers between Divisions (including fixed account), net	(19)	(11,483)	(20)	(320)
Increase (decrease) in net assets derived from principal transactions	(699)	(30,155)	(12)	(1,666)
Total increase (decrease) in net assets	(1,106)	(50,884)	(48)	(1,895)
Net assets at December 31, 2018	$2,562	$120,046	$696	$6,589

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2017	$1,946	$242,913	$138	$396,763

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(4,499)	—	(95)
Total realized gain (loss) on investments and capital gains distributions	260	25,813	5	23,744
Net unrealized appreciation (depreciation) of investments	365	46,583	35	49,263
Net increase (decrease) in net assets resulting from operations	610	67,897	40	72,912
Changes from principal transactions:
Premiums	522	8,521	517	14,738
Death Benefits	—	(2,561)	—	(6,070)
Surrenders and withdrawals	(96)	(54,656)	(25)	(93,367)
Contract Charges	—	(2,035)	—	(3,029)
Cost of insurance and administrative charges	—	(33)	—	(76)
Transfers between Divisions (including fixed account), net	(67)	18,165	18	(3,632)
Increase (decrease) in net assets derived from principal transactions	359	(32,599)	510	(91,436)
Total increase (decrease) in net assets	969	35,298	550	(18,524)
Net assets at December 31, 2017	2,915	278,211	688	378,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(4,889)	4	180
Total realized gain (loss) on investments and capital gains distributions	607	47,023	11	11,592
Net unrealized appreciation (depreciation) of investments	(664)	(50,458)	(128)	(70,152)
Net increase (decrease) in net assets resulting from operations	(82)	(8,324)	(113)	(58,380)
Changes from principal transactions:
Premiums	315	2,649	49	1,000
Death Benefits	(3)	(3,173)	—	(6,181)
Surrenders and withdrawals	(105)	(28,904)	(40)	(26,568)
Contract Charges	—	(2,244)	—	(2,484)
Cost of insurance and administrative charges	—	(30)	—	(53)
Transfers between Divisions (including fixed account), net	(40)	18,171	20	4,106
Increase (decrease) in net assets derived from principal transactions	167	(13,530)	29	(30,180)
Total increase (decrease) in net assets	85	(21,855)	(84)	(88,560)
Net assets at December 31, 2018	$3,000	$256,356	$604	$289,679
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Net assets at January 1, 2017	$2,204	$754	$1,126	$981,920

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	4	7	(4,673)
Total realized gain (loss) on investments and capital gains distributions	53	20	23	167,412
Net unrealized appreciation (depreciation) of investments	107	103	116	(4,773)
Net increase (decrease) in net assets resulting from operations	188	127	146	157,966
Changes from principal transactions:
Premiums	9	4	—	26,909
Death Benefits	—	—	—	(18,774)
Surrenders and withdrawals	(196)	(117)	(57)	(204,386)
Contract Charges	(8)	(7)	(4)	(6,871)
Cost of insurance and administrative charges	—	—	—	(166)
Transfers between Divisions (including fixed account), net	(23)	104	39	(15,137)
Increase (decrease) in net assets derived from principal transactions	(218)	(16)	(22)	(218,425)
Total increase (decrease) in net assets	(30)	111	124	(60,459)
Net assets at December 31, 2017	2,174	865	1,250	921,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	6	16	(3,756)
Total realized gain (loss) on investments and capital gains distributions	129	93	200	111,302
Net unrealized appreciation (depreciation) of investments	(256)	(164)	(283)	(158,244)
Net increase (decrease) in net assets resulting from operations	(101)	(65)	(67)	(50,698)
Changes from principal transactions:
Premiums	—	1	—	3,472
Death Benefits	(199)	—	—	(19,441)
Surrenders and withdrawals	(382)	(39)	(521)	(82,187)
Contract Charges	(6)	(7)	(6)	(5,872)
Cost of insurance and administrative charges	—	—	—	(120)
Transfers between Divisions (including fixed account), net	274	(117)	151	(15,569)
Increase (decrease) in net assets derived from principal transactions	(313)	(162)	(375)	(119,717)
Total increase (decrease) in net assets	(414)	(227)	(443)	(170,415)
Net assets at December 31, 2018	$1,760	$638	$807	$751,046

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A
Net assets at January 1, 2017	$706	$537,774	$20,087	$4,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1,722)	262	60
Total realized gain (loss) on investments and capital gains distributions	92	96,149	(31)	(259)
Net unrealized appreciation (depreciation) of investments	17	(7,198)	4,055	1,011
Net increase (decrease) in net assets resulting from operations	112	87,229	4,286	812
Changes from principal transactions:
Premiums	—	12,996	1,453	1,957
Death Benefits	(19)	(12,920)	(220)	(85)
Surrenders and withdrawals	(90)	(114,890)	(6,104)	(3,004)
Contract Charges	—	(3,063)	(197)	(92)
Cost of insurance and administrative charges	—	(143)	(3)	(2)
Transfers between Divisions (including fixed account), net	(56)	(10,744)	3,233	1,009
Increase (decrease) in net assets derived from principal transactions	(165)	(128,764)	(1,838)	(217)
Total increase (decrease) in net assets	(53)	(41,535)	2,448	595
Net assets at December 31, 2017	653	496,239	22,535	4,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,194)	134	161
Total realized gain (loss) on investments and capital gains distributions	65	61,165	310	(123)
Net unrealized appreciation (depreciation) of investments	(100)	(86,964)	(3,964)	(818)
Net increase (decrease) in net assets resulting from operations	(33)	(26,993)	(3,520)	(780)
Changes from principal transactions:
Premiums	—	31	158	2,361
Death Benefits	(60)	(12,516)	(163)	(88)
Surrenders and withdrawals	(9)	(38,183)	(1,301)	(687)
Contract Charges	—	(2,524)	(153)	(72)
Cost of insurance and administrative charges	—	(108)	(2)	(1)
Transfers between Divisions (including fixed account), net	(1)	(8,451)	(2,024)	(1,597)
Increase (decrease) in net assets derived from principal transactions	(69)	(61,752)	(3,484)	(84)
Total increase (decrease) in net assets	(103)	(88,744)	(7,005)	(864)
Net assets at December 31, 2018	$550	$407,495	$15,530	$3,998

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Global Equity Portfolio - Class A	Voya Global Equity Portfolio - Class S	Voya Global Equity Portfolio - Class T	Voya Hang Seng Index Portfolio - Class S
Net assets at January 1, 2017	$15	$441,417	$38,502	$24,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,730	(35)	(281)
Total realized gain (loss) on investments and capital gains distributions	1	7,048	1,371	426
Net unrealized appreciation (depreciation) of investments	4	77,044	6,153	8,448
Net increase (decrease) in net assets resulting from operations	6	85,822	7,489	8,593
Changes from principal transactions:
Premiums	13	10,180	1,706	1,508
Death Benefits	—	(6,488)	(420)	(161)
Surrenders and withdrawals	—	(81,381)	(9,792)	(8,317)
Contract Charges	—	(3,852)	(359)	(247)
Cost of insurance and administrative charges	—	(93)	(2)	(5)
Transfers between Divisions (including fixed account), net	(7)	(12,974)	(1,156)	3,774
Increase (decrease) in net assets derived from principal transactions	6	(94,608)	(10,023)	(3,448)
Total increase (decrease) in net assets	12	(8,786)	(2,534)	5,145
Net assets at December 31, 2017	27	432,631	35,968	29,577

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	10,785	552	787
Total realized gain (loss) on investments and capital gains distributions	1	7,958	687	3,607
Net unrealized appreciation (depreciation) of investments	(4)	(59,484)	(4,858)	(7,871)
Net increase (decrease) in net assets resulting from operations	(2)	(40,741)	(3,619)	(3,477)
Changes from principal transactions:
Premiums	—	34	77	161
Death Benefits	—	(6,904)	(308)	(340)
Surrenders and withdrawals	(6)	(35,377)	(2,713)	(2,749)
Contract Charges	—	(3,479)	(301)	(233)
Cost of insurance and administrative charges	—	(72)	(5)	(4)
Transfers between Divisions (including fixed account), net	—	(7,465)	(375)	(1,044)
Increase (decrease) in net assets derived from principal transactions	(6)	(53,263)	(3,624)	(4,209)
Total increase (decrease) in net assets	(8)	(94,004)	(7,244)	(7,686)
Net assets at December 31, 2018	$19	$338,627	$28,724	$21,891

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2017	$98,706	$94,919	$76,756	$657,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(167)	(486)	(698)	1,671
Total realized gain (loss) on investments and capital gains distributions	12,652	13,846	16,062	1,508
Net unrealized appreciation (depreciation) of investments	7,354	(4,062)	(10,545)	131,897
Net increase (decrease) in net assets resulting from operations	19,839	9,298	4,819	135,076
Changes from principal transactions:
Premiums	2,329	2,683	2,391	21,553
Death Benefits	(2,069)	(1,258)	(1,048)	(10,387)
Surrenders and withdrawals	(21,841)	(21,728)	(18,916)	(144,875)
Contract Charges	(449)	(524)	(421)	(5,048)
Cost of insurance and administrative charges	(23)	(16)	(13)	(113)
Transfers between Divisions (including fixed account), net	(2,128)	(3,784)	(3,549)	2,769
Increase (decrease) in net assets derived from principal transactions	(24,181)	(24,627)	(21,556)	(136,101)
Total increase (decrease) in net assets	(4,342)	(15,329)	(16,737)	(1,025)
Net assets at December 31, 2017	94,364	79,590	60,019	656,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(566)	(667)	(639)	3,526
Total realized gain (loss) on investments and capital gains distributions	15,228	12,060	11,328	4,344
Net unrealized appreciation (depreciation) of investments	(27,828)	(22,639)	(18,034)	(100,554)
Net increase (decrease) in net assets resulting from operations	(13,166)	(11,246)	(7,345)	(92,684)
Changes from principal transactions:
Premiums	39	16	7	2,516
Death Benefits	(3,639)	(2,644)	(1,010)	(12,431)
Surrenders and withdrawals	(10,254)	(5,787)	(4,940)	(52,503)
Contract Charges	(453)	(410)	(331)	(4,248)
Cost of insurance and administrative charges	(20)	(11)	(9)	(80)
Transfers between Divisions (including fixed account), net	47,826	201	173	(1,801)
Increase (decrease) in net assets derived from principal transactions	33,499	(8,634)	(6,110)	(68,547)
Total increase (decrease) in net assets	20,333	(19,881)	(13,455)	(161,231)
Net assets at December 31, 2018	$114,697	$59,709	$46,564	$495,552

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class A
Net assets at January 1, 2017	$29,139	$10,133	$224,178	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	(38)	(2,017)	(2)
Total realized gain (loss) on investments and capital gains distributions	860	476	21,917	3
Net unrealized appreciation (depreciation) of investments	4,805	1,702	42,631	43
Net increase (decrease) in net assets resulting from operations	5,808	2,140	62,531	44
Changes from principal transactions:
Premiums	664	(1,352)	10,116	1,155
Death Benefits	(278)	(38)	(2,994)	—
Surrenders and withdrawals	(5,900)	(810)	(63,499)	(1)
Contract Charges	(213)	(40)	(1,807)	—
Cost of insurance and administrative charges	(4)	(1)	(47)	—
Transfers between Divisions (including fixed account), net	(2,250)	569	19,698	151
Increase (decrease) in net assets derived from principal transactions	(7,981)	(1,672)	(38,533)	1,305
Total increase (decrease) in net assets	(2,173)	468	23,998	1,349
Net assets at December 31, 2017	26,966	10,601	248,176	1,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	206	15	(2,310)	1
Total realized gain (loss) on investments and capital gains distributions	696	1,120	26,402	12
Net unrealized appreciation (depreciation) of investments	(4,529)	(2,509)	(29,295)	(141)
Net increase (decrease) in net assets resulting from operations	(3,627)	(1,374)	(5,203)	(128)
Changes from principal transactions:
Premiums	4	(2,296)	1,211	215
Death Benefits	(459)	(58)	(5,489)	—
Surrenders and withdrawals	(2,183)	(707)	(22,821)	(16)
Contract Charges	(170)	(43)	(1,663)	—
Cost of insurance and administrative charges	(3)	(1)	(38)	—
Transfers between Divisions (including fixed account), net	(893)	686	4,295	613
Increase (decrease) in net assets derived from principal transactions	(3,704)	(2,420)	(24,504)	812
Total increase (decrease) in net assets	(7,331)	(3,793)	(29,708)	684
Net assets at December 31, 2018	$19,635	$6,808	$218,468	$2,033

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$401,932	$74	$267,245	$250,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,277)	1	409	(2,581)
Total realized gain (loss) on investments and capital gains distributions	45,594	1	8,489	34,405
Net unrealized appreciation (depreciation) of investments	29,947	7	18,223	17,324
Net increase (decrease) in net assets resulting from operations	74,264	9	27,121	49,148
Changes from principal transactions:
Premiums	12,002	—	9,401	6,594
Death Benefits	(10,745)	—	(4,517)	(6,482)
Surrenders and withdrawals	(85,980)	(4)	(58,830)	(48,379)
Contract Charges	(2,277)	—	(1,764)	(1,379)
Cost of insurance and administrative charges	(93)	—	(43)	(59)
Transfers between Divisions (including fixed account), net	8,349	(1)	1,688	(6,807)
Increase (decrease) in net assets derived from principal transactions	(78,744)	(5)	(54,065)	(56,512)
Total increase (decrease) in net assets	(4,480)	4	(26,944)	(7,364)
Net assets at December 31, 2017	397,452	78	240,301	243,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,526)	1	817	(3,394)
Total realized gain (loss) on investments and capital gains distributions	26,814	7	12,735	46,066
Net unrealized appreciation (depreciation) of investments	(44,637)	(12)	(31,541)	(57,680)
Net increase (decrease) in net assets resulting from operations	(19,349)	(4)	(17,989)	(15,008)
Changes from principal transactions:
Premiums	2,435	—	952	1,082
Death Benefits	(10,347)	(28)	(4,369)	(4,994)
Surrenders and withdrawals	(35,540)	(7)	(20,439)	(23,585)
Contract Charges	(2,139)	—	(1,422)	(1,369)
Cost of insurance and administrative charges	(77)	—	(30)	(49)
Transfers between Divisions (including fixed account), net	16,601	1	(3,875)	9,350
Increase (decrease) in net assets derived from principal transactions	(29,067)	(34)	(29,183)	(19,565)
Total increase (decrease) in net assets	(48,416)	(38)	(47,172)	(34,573)
Net assets at December 31, 2018	$349,036	$40	$193,129	$208,853

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class A	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class A	Voya Russell™ Small Cap Index Portfolio - Class S
Net assets at January 1, 2017	$1,697	$229,870	$1,139	$204,976

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(1,063)	(1)	(1,706)
Total realized gain (loss) on investments and capital gains distributions	142	13,320	99	10,133
Net unrealized appreciation (depreciation) of investments	225	18,240	101	12,108
Net increase (decrease) in net assets resulting from operations	373	30,497	199	20,535
Changes from principal transactions:
Premiums	1,443	7,831	1,040	6,909
Death Benefits	—	(2,514)	—	(2,321)
Surrenders and withdrawals	(40)	(49,371)	(31)	(44,989)
Contract Charges	—	(1,659)	—	(1,461)
Cost of insurance and administrative charges	—	(28)	—	(28)
Transfers between Divisions (including fixed account), net	138	(17,409)	93	(7,437)
Increase (decrease) in net assets derived from principal transactions	1,541	(63,150)	1,102	(49,327)
Total increase (decrease) in net assets	1,914	(32,653)	1,301	(28,792)
Net assets at December 31, 2017	3,611	197,217	2,440	176,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1,198)	(4)	(1,627)
Total realized gain (loss) on investments and capital gains distributions	419	18,435	157	10,046
Net unrealized appreciation (depreciation) of investments	(793)	(36,939)	(487)	(29,454)
Net increase (decrease) in net assets resulting from operations	(369)	(19,702)	(334)	(21,035)
Changes from principal transactions:
Premiums	281	610	185	715
Death Benefits	(15)	(3,533)	—	(2,577)
Surrenders and withdrawals	(98)	(16,943)	(43)	(18,384)
Contract Charges	—	(1,437)	—	(1,303)
Cost of insurance and administrative charges	—	(19)	—	(20)
Transfers between Divisions (including fixed account), net	(282)	2,099	62	9,999
Increase (decrease) in net assets derived from principal transactions	(114)	(19,222)	205	(11,570)
Total increase (decrease) in net assets	(483)	(38,925)	(130)	(32,605)
Net assets at December 31, 2018	$3,128	$158,292	$2,310	$143,579

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class A	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A
Net assets at January 1, 2017	$—	$109,739	$221,944	$804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,623)	677	(7)
Total realized gain (loss) on investments and capital gains distributions	—	10,777	31	71
Net unrealized appreciation (depreciation) of investments	21	(639)	1,603	157
Net increase (decrease) in net assets resulting from operations	20	8,515	2,311	221
Changes from principal transactions:
Premiums	405	4,090	8,894	286
Death Benefits	—	(938)	(4,587)	(20)
Surrenders and withdrawals	—	(25,384)	(53,944)	(82)
Contract Charges	—	(800)	(1,722)	—
Cost of insurance and administrative charges	—	(15)	(35)	—
Transfers between Divisions (including fixed account), net	5	(3,141)	3,290	72
Increase (decrease) in net assets derived from principal transactions	410	(26,188)	(48,104)	256
Total increase (decrease) in net assets	430	(17,673)	(45,793)	477
Net assets at December 31, 2017	430	92,066	176,151	1,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(1,241)	635	(10)
Total realized gain (loss) on investments and capital gains distributions	67	11,183	(1,546)	172
Net unrealized appreciation (depreciation) of investments	(135)	(23,784)	(3,177)	(264)
Net increase (decrease) in net assets resulting from operations	(73)	(13,842)	(4,088)	(102)
Changes from principal transactions:
Premiums	(6)	302	339	177
Death Benefits	—	(741)	(2,124)	(46)
Surrenders and withdrawals	(11)	(8,988)	(21,237)	(61)
Contract Charges	—	(633)	(1,425)	—
Cost of insurance and administrative charges	—	(10)	(24)	—
Transfers between Divisions (including fixed account), net	16	(3,045)	10,910	(93)
Increase (decrease) in net assets derived from principal transactions	(2)	(13,116)	(13,561)	(23)
Total increase (decrease) in net assets	(74)	(26,957)	(17,649)	(125)
Net assets at December 31, 2018	$356	$65,109	$158,502	$1,156
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class A	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo VT Omega Growth Fund - Class 2
Net assets at January 1, 2017	$387,227	$1,138	$44,558	$771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,697)	(9)	(731)	(17)
Total realized gain (loss) on investments and capital gains distributions	12,327	85	6,907	92
Net unrealized appreciation (depreciation) of investments	116,884	144	453	157
Net increase (decrease) in net assets resulting from operations	118,514	220	6,629	232
Changes from principal transactions:
Premiums	18,217	436	1,005	61
Death Benefits	(14,284)	(22)	(1,082)	—
Surrenders and withdrawals	(148,793)	(140)	(11,027)	(326)
Contract Charges	(3,670)	—	(279)	(6)
Cost of insurance and administrative charges	(164)	—	(12)	—
Transfers between Divisions (including fixed account), net	491,493	89	(959)	—
Increase (decrease) in net assets derived from principal transactions	342,799	363	(12,354)	(271)
Total increase (decrease) in net assets	461,313	583	(5,725)	(39)
Net assets at December 31, 2017	848,540	1,721	38,833	732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,205)	(14)	(612)	(13)
Total realized gain (loss) on investments and capital gains distributions	83,929	393	7,885	85
Net unrealized appreciation (depreciation) of investments	(137,527)	(646)	(12,971)	(73)
Net increase (decrease) in net assets resulting from operations	(67,803)	(267)	(5,698)	(1)
Changes from principal transactions:
Premiums	3,835	410	6	—
Death Benefits	(17,362)	(55)	(1,054)	(123)
Surrenders and withdrawals	(73,270)	(289)	(3,623)	(26)
Contract Charges	(4,498)	—	(218)	(5)
Cost of insurance and administrative charges	(186)	—	(9)	—
Transfers between Divisions (including fixed account), net	(7,522)	(88)	(465)	(5)
Increase (decrease) in net assets derived from principal transactions	(99,003)	(23)	(5,363)	(160)
Total increase (decrease) in net assets	(166,806)	(289)	(11,061)	(160)
Net assets at December 31, 2018	$681,734	$1,432	$27,772	$572

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Wells Fargo VT Index Asset Allocation Fund - Class 2	Wells Fargo VT Small Cap Growth Fund - Class 2
Net assets at January 1, 2017	$1,152	$202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(4)
Total realized gain (loss) on investments and capital gains distributions	99	10
Net unrealized appreciation (depreciation) of investments	29	41
Net increase (decrease) in net assets resulting from operations	116	47
Changes from principal transactions:
Premiums	19	—
Death Benefits	—	—
Surrenders and withdrawals	(143)	(3)
Contract Charges	(8)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(4)	(2)
Increase (decrease) in net assets derived from principal transactions	(136)	(6)
Total increase (decrease) in net assets	(20)	41
Net assets at December 31, 2017	1,132	243

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(5)
Total realized gain (loss) on investments and capital gains distributions	88	37
Net unrealized appreciation (depreciation) of investments	(129)	(31)
Net increase (decrease) in net assets resulting from operations	(50)	1
Changes from principal transactions:
Premiums	—	—
Death Benefits	—	—
Surrenders and withdrawals	(32)	(18)
Contract Charges	(8)	(1)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(3)	(1)
Increase (decrease) in net assets derived from principal transactions	(43)	(19)
Total increase (decrease) in net assets	(93)	(19)
Net assets at December 31, 2018	$1,039	$224

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization

Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Venerable Holdings, Inc. (“Venerable Holdings ”), a holding company domiciled in the State of Delaware.

On December 20, 2017, Voya Financial entered into a Master Transaction Agreement (“MTA”) with VA Capital Company LLC, a Delaware limited liability company  (“VA Capital”) and Athene Holding Ltd., a Bermuda limited company (“Athene”), pursuant to which of  VA  Capital’s wholly-owned subsidiary, Venerable Holdings, will acquire certain assets of Voya Financial Inc.’s, including all of the shares of capital stock of the Company, and VIAC Services Company (“VSC”) and all of the membership interest of Directed Services, LLC (“DSL”) (the “Acquisition”). On June 1, 2018, Venerable Holdings completed the Acquisition.

The Account includes the Potential Plus Indexed Variable Annuity Contract, the Voya Architect® Variable Annuity Contract, the Voya Customized Solutions Focus Contract, the Voya GoldenSelect® Contracts, the Voya Retirement Solutions Rollover Choice Contract, the Voya  Simplicity Contract, the Voya SmartDesign Contracts, and the Wells Fargo Voya Contracts, which all ceased  being available to new contract owners, as well as the Voya Preferred Advantage Variable Annuity Contracts  (collectively, the “Contracts”). The ceased contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus®, Premium Plus®, ESII® and Landmark®. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

Voya GoldenSelect® Contracts:	Voya GoldenSelect® Contracts (continued):
Acess One® (September 2003)	Opportunities® and Legends® (March 2007)
Access® (March 2010)	Premium Plus® (May 2010)
DVA® and DVA Series 100® (May 2000)	Premium Plus® featuring the Galaxy VIP Fund (May 2002)
DVA 80® (May 1991)	Value (June 2003)
DVA Plus® (January 2004)	ING Simplicity Contracts (August 2007)
ESII® (March 2010)	Voya SmartDesign Contracts:
Fund for Life (May 1994)	Variable Annuity, Advantage and Signature (April 2008)
Generations® (October 2008)	Wells Fargo ING contracts:
Granite PrimElite® (May 2001)	Opportunities and Landmark (June 2006)
Landmark® (March 2010)	ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

At December 31, 2018, the Account had 200 investment divisions (the “Divisions”), 78 of which invest in independently managed mutual funds and 124 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with assets balances at December 31, 2018 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity® Variable Insurance Products II:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
American Funds Insurance Series®:	Fidelity® Variable Insurance Products V:
Blue Chip Income & Growth Fund - Class 4	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
Bond Fund - Class 4	Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
Capital Income Builder Fund - Class 4	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
Global Growth Fund - Class 4	Franklin Templeton Variable Insurance Products Trust:
Growth Fund - Class 4	Franklin Small Cap Value VIP Fund - Class 2
International Fund - Class 4	Franklin Strategic Income VIP Fund - Class 2
New World Fund - Class 4	Templeton Global Bond VIP Fund - Class 2
BlackRock Variable Series Funds, Inc.:	Ivy Equity Funds:
BlackRock Equity Dividend V.I. Fund - Class III	Ivy VIP Securian Real Estate Securities - Class II
BlackRock Global Allocation V.I. Fund - Class III	Ivy Funds Variable Insurance Portfolios:
BlackRock High Yield V.I. Fund - Class III	Ivy VIP Asset Strategy
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	Ivy VIP Balanced
Columbia Funds Series Trust II:	Ivy VIP Energy
Columbia VP Seligman Global Technology Fund - Class 2	Ivy VIP High Income
Columbia Funds Variable Insurance Trust:	Ivy VIP International Core Equity
Columbia Asset Allocation Fund, Variable Series - Class 1	Ivy VIP Mid Cap Growth
Columbia Small Cap Value Fund, Variable Series - Class 2	Ivy VIP Science and Technology
Columbia Small Company Growth Fund, Variable Series - Class 1	Ivy VIP Small Cap Core - Class II
Columbia Funds Variable Series Trust II:	Ivy VIP Small Cap Growth
Columbia VP Large Cap Growth Fund - Class 1	Janus Aspen Series:
Deutsche DWS Variable Series I:	Janus Henderson Balanced Portfolio - Service Shares
DWS Core Equity VIP - Class B	Janus Henderson Enterprise Portfolio - Institutional Shares
Deutsche DWS Variable Series II:	Janus Henderson Flexible Bond Portfolio - Service Shares
DWS Alternative Asset Allocation VIP - Class B	Legg Mason Partners Equity Trust:
DWS High Income VIP - Class B	ClearBridge Variable Aggressive Growth Portfolio II
Eaton Vance Variable Trust:	Legg Mason Partners Variable Equity Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	ClearBridge Variable Mid Cap Portfolio - Class II
Federated Insurance Series:	Legg Mason Partners Variable Income Trust:
Federated High Income Bond Fund II - Service Shares	Western Asset Core Plus VIT Portfolio - Class I
Federated Kaufmann Fund II - Service Shares	MFS® Series Trust VIII:
Fidelity® Variable Insurance Products:	MFS VIT II Strategic Income Portfolio - Service Class
Fidelity® VIP Strategic Income Portfolio - Service Class 2

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

MFS® Variable Insurance Trust:	Voya Investors Trust (continued):
MFS VIT Research Series Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
MFS® Variable Insurance Trust II:	Voya Large Cap Growth Portfolio - Service Class
MFS VIT International Value Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class
MFS VIT Value Series - Service Class	Voya Large Cap Value Portfolio - Adviser Class
MFS® Variable Insurance Trust III:	Voya Large Cap Value Portfolio - Service Class
MFS VIT III Global Real Estate Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class
Oppenheimer Integrity Funds:	Voya Retirement Conservative Portfolio - Adviser Class
Oppenheimer Total Return Bond Fund/VA - Service Shares	Voya Retirement Growth Portfolio - Adviser Class
Oppenheimer Main Street Fund®:	Voya Retirement Moderate Growth Portfolio - Adviser Class
Oppenheimer Main Street Fund®/VA	Voya Retirement Moderate Portfolio - Adviser Class
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Oppenheimer Variable Account Funds:	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Oppenheimer Discovery Mid Cap Growth Fund/VA	VY® Clarion Global Real Estate Portfolio - Adviser Class
Oppenheimer International Growth Fund/VA - Service Shares	VY® Clarion Global Real Estate Portfolio - Service Class
PIMCO Variable Insurance Trust:	VY® Clarion Global Real Estate Portfolio - Service 2 Class
PIMCO All Asset Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Adviser Class
PIMCO Low Duration Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Service Class
PIMCO Real Return Portfolio - Administrative Class	VY® Clarion Real Estate Portfolio - Service 2 Class
PIMCO Short-Term Portfolio - Administrative Class	VY® Franklin Income Portfolio - Adviser Class
PIMCO Total Return Portfolio - Administrative Class	VY® Franklin Income Portfolio - Service Class
ProFunds:	VY® Franklin Income Portfolio - Service 2 Class
ProFund VP Bull	VY® Invesco Growth and Income Portfolio - Adviser Class
ProFund VP Europe 30	VY® Invesco Growth and Income Portfolio - Service Class
ProFund VP Rising Rates Opportunity	VY® Invesco Growth and Income Portfolio - Service 2 Class
Putnam Variable Trust:	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Putnam VT Income Fund - Class 1B	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Putnam VT International Equity Fund - Class 1B	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Putnam VT International Value Fund - Class 1B	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Putnam VT Mortgage Securities Fund - Class 1B	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Putnam VT Multi-Cap Core Fund - Class IB Shares	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Putnam VT Small Cap Value Fund - Class 1B	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
T. Rowe Price Equity Series, Inc.:	VY® Morgan Stanley Global Franchise Portfolio - Service Class
T. Rowe Price Blue Chip Growth Portfolio - II	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
T. Rowe Price Health Sciences Portfolio - II	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Variable Insurance Trust:	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
MFS VIT Utilities Series Portfolio - Service Class
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Service 2 Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):	Voya Partners, Inc. (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	Voya Strategic Allocation Portfolios, Inc.:
VY® T. Rowe Price International Stock Portfolio - Adviser Class	Voya Strategic Allocation Conservative Portfolio - Class S
VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class S
VY® Templeton Global Growth Portfolio - Service Class	Voya Strategic Allocation Moderate Portfolio - Class S
VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Variable Funds:
Voya Partners, Inc.:	Voya Growth and Income Portfolio - Class A
Voya Global Bond Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya Growth and Income Portfolio - Class S
Voya Solution 2025 Portfolio - Adviser Class	Voya Variable Portfolios, Inc.:
Voya Solution 2025 Portfolio - Service Class	Voya Euro STOXX 50® Index Portfolio - Class A
Voya Solution 2035 Portfolio - Adviser Class	Voya FTSE 100® Index Portfolio - Class A
Voya Solution 2035 Portfolio - Service Class	Voya Global Equity Portfolio - Class A
Voya Solution 2045 Portfolio - Adviser Class	Voya Global Equity Portfolio - Class S
Voya Solution 2045 Portfolio - Service Class	Voya Global Equity Portfolio - Class T
Voya Solution 2055 Portfolio - Adviser Class	Voya Hang Seng Index Portfolio - Class S
Voya Solution Income Portfolio - Adviser Class	Voya Index Plus LargeCap Portfolio - Class S
Voya Solution Income Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
Voya Solution Moderately Aggressive Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	Voya International Index Portfolio - Class A
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya International Index Portfolio - Class S
VY® Baron Growth Portfolio - Adviser Class	Voya Japan TOPIX® Index Portfolio - Class A
VY® Baron Growth Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® Columbia Contrarian Core Portfolio - Adviser Class	Voya Russell™ Large Cap Index Portfolio - Class A
VY® Columbia Contrarian Core Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Adviser Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® Invesco Comstock Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Adviser Class	Voya Russell™ Mid Cap Index Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Russell™ Mid Cap Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class A
VY® Invesco Equity and Income Portfolio - Service 2 Class	Voya Russell™ Small Cap Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	Voya Small Company Portfolio - Class A
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Small Company Portfolio - Class S
VY® Oppenheimer Global Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S
VY® Oppenheimer Global Portfolio - Initial Class	Voya Variable Products Trust:
VY® Oppenheimer Global Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class A
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	Voya MidCap Opportunities Portfolio - Class S
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya SmallCap Opportunities Portfolio - Class A
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya SmallCap Opportunities Portfolio - Class S
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2
Wells Fargo Variable Trust (continued):
Wells Fargo VT Small Cap Growth Fund - Class 2

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Divisions were changed during 2018. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Deutsche DWS Variable Series I:	Deutsche DWS Variable Series I:
DWS Core Equity VIP - Class B	Deutsche Core Equity VIP - Class B
Deutsche DWS Variable Series II:	Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	Deutsche Alternative Asset Allocation VIP - Class B
DWS High Income VIP - Class B	Deutsche High Income VIP - Class b
Ivy Equity Funds:	Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	Ivy VIP Advantus Real Estate Securities - Class II
Putnam Variable Trust:	Putnam Variable Trust:
Putnam VT Mortgage Securities Fund - Class 1B	Putnam VT American Government Income Fund - Class 1B
Putnam VT Multi-Cap Core Fund - Class IB Shares	Putnam VT Investors Fund - Class 1B

During 2018, the following Divisions were closed to contract owners:

BlackRock Variable Series Funds, Inc.:
BlackRock iShares Alternative Strategies V.I. Fund - Class III
Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Service Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

VOYA NSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.  Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits,  surrenders and withdrawals, contract charges, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund’s next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.  Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.15% of the assets attributable to certain Contracts. For the Voya Preferred Advantage Variable Annuity Contract the Account deducts this charge at annual rates of 0.60% to cover the mortality and expense risks, as specified in the contract. This Contract with contract dates on and after November 21, 2016 the maximum daily asset based administrative fee increased to 1.15% annually. These charges are assessed through a reduction in unit values.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional charge up to 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018  follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$19	$23
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	1,141	544
Bond Fund - Class 4	209	505
Capital Income Builder Fund - Class 4	372	312
Global Growth Fund - Class 4	809	708
Growth Fund - Class 4	2,387	1,286
International Fund - Class 4	523	250
New World Fund - Class 4	433	245
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	1,187	450
BlackRock Global Allocation V.I. Fund - Class III	33,927	89,489
BlackRock High Yield V.I. Fund - Class III	687	284
BlackRock iShares Alternative Strategies V.I. Fund - Class III	7	716
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	8	5
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	843	383
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	8	108
Columbia Small Cap Value Fund, Variable Series - Class 2	13,166	9,915
Columbia Small Company Growth Fund, Variable Series - Class 1	6	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	333
Deutsche Variable Series I:
DWS Core Equity VIP - Class B	564	61
Deutsche Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	459	10
DWS High Income VIP - Class B	19	7
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,669	728
Federated Insurance Series:
Federated High Income Bond Fund II - Service Shares	377	225
Federated Kaufmann Fund II - Service Shares	414	167

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	$1,000	$836
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	247	47
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	753	52
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	426	14
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	12	11
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,687	1,665
Franklin Strategic Income VIP Fund - Class 2	85	333
Templeton Global Bond VIP Fund - Class 2	801	723
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	47	14
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy	51	80
Ivy VIP Balanced	45	56
Ivy VIP Energy	344	225
Ivy VIP High Income	137	187
Ivy VIP International Core Equity	95	84
Ivy VIP Mid Cap Growth	113	121
Ivy VIP Science and Technology	160	215
Ivy VIP Small Cap Core - Class II	160	56
Ivy VIP Small Cap Growth	602	153
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	1,189	392
Janus Henderson Enterprise Portfolio - Institutional Shares	864	329
Janus Henderson Flexible Bond Portfolio - Service Shares	96	494
Legg Mason Partners Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio II	17	15
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	40	22
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	1	27
MFS® Series Trust VIII:
MFS VIT II Strategic Income Portfolio - Service Class	87	63
MFS Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	186	93
MFS® Variable Insurance Trust II:
MFS VIT International Value Portfolio - Service Class	102	61
MFS VIT Value Series - Service Class	297	46
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	$243	$44
Oppenheimer Integrity Fund:
Oppenheimer Total Return Bond Fund/VA - Service Shares	42	142
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA	109	14

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Main Street Fund®: (continued)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	$308	$387
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	167	37
Oppenheimer International Growth Fund/VA - Service Shares	341	321
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	28	23
PIMCO Low Duration Portfolio - Administrative Class	468	473
PIMCO Real Return Portfolio - Administrative Class	291	672
PIMCO Short-Term Portfolio - Administrative Class	620	1,022
PIMCO Total Return Portfolio - Administrative Class	1,139	2,287
ProFunds:
ProFund VP Bull	805	1,069
ProFund VP Europe 30	73	306
ProFund VP Rising Rates Opportunity	128	265
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	310	463
Putnam VT International Equity Fund - Class 1B	1	17
Putnam VT International Value Fund - Class 1B	4	4
Putnam VT Mortgage Securities Fund - Class 1B	186	192
Putnam VT Multi-Cap Core Fund - Class IB Shares	54	20
Putnam VT Small Cap Value Fund - Class 1B	201	6
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	1,468	1,121
T. Rowe Price Health Sciences Portfolio - II	1,325	853
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	109	212
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	253	488
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	469	1,446
Voya Intermediate Bond Portfolio - Class S	112,790	309,711
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	5,783	21,239
Voya Government Liquid Assets Portfolio - Service Class	77,460	96,113
Voya Government Liquid Assets Portfolio - Service 2 Class	10,442	12,563
Voya High Yield Portfolio - Adviser Class	208	283
Voya High Yield Portfolio - Service Class	22,560	53,321
Voya Large Cap Growth Portfolio - Adviser Class	218,162	259,444
Voya Large Cap Growth Portfolio - Institutional Class	9	40
Voya Large Cap Growth Portfolio - Service Class	178,503	230,228
Voya Large Cap Growth Portfolio - Service 2 Class	1,950	1,982
Voya Large Cap Value Portfolio - Adviser Class	53	57
Voya Large Cap Value Portfolio - Service Class	91,735	108,239
Voya Limited Maturity Bond Portfolio - Service Class	716	4,053
Voya Multi-Manager Large Cap Core Portfolio - Service Class	46,997	56,066
Voya Retirement Conservative Portfolio - Adviser Class	31,388	54,014

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
Voya Retirement Growth Portfolio - Adviser Class	$255,256	$354,235
Voya Retirement Moderate Growth Portfolio - Adviser Class	158,596	268,362
Voya Retirement Moderate Portfolio - Adviser Class	63,333	138,120
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	160	149
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	19,879	19,993
VY® Clarion Global Real Estate Portfolio - Adviser Class	24	96
VY® Clarion Global Real Estate Portfolio - Service Class	4,238	10,502
VY® Clarion Global Real Estate Portfolio - Service 2 Class	45	95
VY® Clarion Real Estate Portfolio - Adviser Class	120	120
VY® Clarion Real Estate Portfolio - Service Class	17,009	19,762
VY® Clarion Real Estate Portfolio - Service 2 Class	1,530	1,495
VY® Franklin Income Portfolio - Adviser Class	549	497
VY® Franklin Income Portfolio - Service Class	17,564	59,624
VY® Franklin Income Portfolio - Service 2 Class	514	750
VY® Invesco Growth and Income Portfolio - Adviser Class	467	306
VY® Invesco Growth and Income Portfolio - Service Class	42,570	56,136
VY® Invesco Growth and Income Portfolio - Service 2 Class	4,195	3,999
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	482	431
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	12,223	63,614
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	197	1,383
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	606	154
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	55,411	28,131
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	3,106	3,038
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	520	140
VY® Morgan Stanley Global Franchise Portfolio - Service Class	45,962	39,441
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	6,310	6,063
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	7,620	3,176
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	233,482	321,955
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	5,884	5,759
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	276	101
VY® T. Rowe Price Equity Income Portfolio - Service Class	83,389	72,083
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	3,114	2,145
VY® T. Rowe Price International Stock Portfolio - Adviser Class	334	121
VY® T. Rowe Price International Stock Portfolio - Service Class	10,814	21,046
VY® Templeton Global Growth Portfolio - Service Class	21,230	25,649
VY® Templeton Global Growth Portfolio - Service 2 Class	376	487
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	262	120
Voya Global Bond Portfolio - Service Class	803	727
Voya Solution 2025 Portfolio - Adviser Class	243	275
Voya Solution 2025 Portfolio - Service Class	787	1,943
Voya Solution 2035 Portfolio - Adviser Class	293	196
Voya Solution 2035 Portfolio - Service Class	499	854
Voya Solution 2045 Portfolio - Adviser Class	15	—
Voya Solution 2045 Portfolio - Service Class	94	145
Voya Solution 2055 Portfolio - Adviser Class	13	8

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
Voya Solution Income Portfolio - Adviser Class	$268	$41
Voya Solution Income Portfolio - Service Class	867	3,312
Voya Solution Moderately Aggressive Portfolio - Service Class	40,214	89,797
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	396	314
VY® American Century Small-Mid Cap Value Portfolio - Service Class	427	404
VY® Baron Growth Portfolio - Adviser Class	446	137
VY® Baron Growth Portfolio - Service Class	52,788	57,556
VY® Columbia Contrarian Core Portfolio - Adviser Class	204	758
VY® Columbia Contrarian Core Portfolio - Service Class	28,733	39,486
VY® Columbia Small Cap Value II Portfolio - Adviser Class	162	150
VY® Columbia Small Cap Value II Portfolio - Service Class	11,715	13,501
VY® Invesco Comstock Portfolio - Service Class	18,682	35,968
VY® Invesco Equity and Income Portfolio - Adviser Class	198	189
VY® Invesco Equity and Income Portfolio - Initial Class	79	127
VY® Invesco Equity and Income Portfolio - Service Class	39,277	81,384
VY® Invesco Equity and Income Portfolio - Service 2 Class	31,486	62,868
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	501	152
VY® JPMorgan Mid Cap Value Portfolio - Service Class	11,391	19,194
VY® Oppenheimer Global Portfolio - Adviser Class	482	307
VY® Oppenheimer Global Portfolio - Initial Class	313	802
VY® Oppenheimer Global Portfolio - Service Class	20,498	40,977
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	187	123
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,014	1,987
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,058	340
VY® T. Rowe Price Growth Equity Portfolio - Service Class	86,090	55,465
VY® Templeton Foreign Equity Portfolio - Adviser Class	97	64
VY® Templeton Foreign Equity Portfolio - Service Class	16,179	46,179
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	404	648
Voya Strategic Allocation Growth Portfolio - Class S	21	177
Voya Strategic Allocation Moderate Portfolio - Class S	283	643
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	94,254	138,317
Voya Growth and Income Portfolio - Class I	69	78
Voya Growth and Income Portfolio - Class S	50,120	70,084
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	1,970	4,958
Voya FTSE 100® Index Portfolio - Class A	3,613	3,393
Voya Global Equity Portfolio - Class A	1	6
Voya Global Equity Portfolio - Class S	19,162	61,640
Voya Global Equity Portfolio - Class T	2,399	5,472
Voya Hang Seng Index Portfolio - Class S	6,747	6,781
Voya Index Plus LargeCap Portfolio - Class S	58,102	18,264
Voya Index Plus MidCap Portfolio - Class S	10,512	11,005
Voya Index Plus SmallCap Portfolio - Class S	9,081	8,392
Voya International Index Portfolio - Class A	25,593	90,613

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya International Index Portfolio - Class S	$912	$4,410
Voya Japan TOPIX® Index Portfolio - Class A	2,111	3,780
Voya Russell™ Large Cap Growth Index Portfolio - Class S	30,290	48,761
Voya Russell™ Large Cap Index Portfolio - Class A	947	134
Voya Russell™ Large Cap Index Portfolio - Class S	24,869	55,463
Voya Russell™ Large Cap Value Index Portfolio - Class I	5	37
Voya Russell™ Large Cap Value Index Portfolio - Class S	15,668	36,531
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	43,687	40,224
Voya Russell™ Mid Cap Index Portfolio - Class A	749	457
Voya Russell™ Mid Cap Index Portfolio - Class S	29,948	29,347
Voya Russell™ Small Cap Index Portfolio - Class A	494	148
Voya Russell™ Small Cap Index Portfolio - Class S	23,534	26,749
Voya Small Company Portfolio - Class A	103	42
Voya Small Company Portfolio - Class S	16,840	18,395
Voya U.S. Bond Index Portfolio - Class S	16,484	29,411
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	344	239
Voya MidCap Opportunities Portfolio - Class S	95,446	124,927
Voya SmallCap Opportunities Portfolio - Class A	725	448
Voya SmallCap Opportunities Portfolio - Class S	6,346	6,400
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	66	172
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	83	63
Wells Fargo VT Small Cap Growth Fund - Class 2	25	25

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding for the years ended December 31, 2018 and 2017 are shown in the following table.

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	651	2,142	(1,491)	5,243	1,977	3,266
American Funds Insurance Series®:
Blue Chip Income & Growth Fund - Class 4	70,573	52,260	18,313	333,695	26,677	307,018
Bond Fund - Class 4	21,222	53,454	(32,232)	88,449	12,538	75,911
Capital Income Builder Fund - Class 4	31,577	30,775	802	164,551	27,693	136,858
Global Growth Fund - Class 4	53,463	55,954	(2,491)	89,638	26,269	63,369
Growth Fund - Class 4	133,858	105,623	28,235	315,531	31,679	283,852
International Fund - Class 4	34,900	21,144	13,756	79,922	7,265	72,657
New World Fund - Class 4	31,499	20,081	11,418	51,547	8,775	42,772
BlackRock Variable Series Funds, Inc.:
BlackRock Equity Dividend V.I. Fund - Class III	77,039	47,662	29,377	201,713	22,148	179,565
BlackRock Global Allocation V.I. Fund - Class III	1,274,930	7,232,123	(5,957,193)	3,205,761	12,282,895	(9,077,134)
BlackRock High Yield V.I. Fund - Class III	58,341	30,818	27,523	152,739	12,053	140,686
BlackRock iShares Alternative Strategies V.I. Fund - Class III	683	62,877	(62,194)	56,214	919	55,295
BlackRock iShares Dynamic Allocation V.I. Fund - Class III	191	134	57	10,166	164	10,002
Columbia Funds Series Trust II:
Columbia VP Seligman Global Technology Fund - Class 2	54,903	31,746	23,157	118,132	1,118	117,014
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class 1	58	4,318	(4,260)	54	7,008	(6,954)
Columbia Small Cap Value Fund, Variable Series - Class 2	76,386	250,837	(174,451)	124,459	1,055,158	(930,699)
Columbia Small Company Growth Fund, Variable Series - Class 1	—	39	(39)	—	34	(34)
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	21,516	(21,516)	—	4,269	(4,269)
Deutsche DWS Variable Series I:
DWS Core Equity VIP - Class B	20,118	4,025	16,093	67,107	1,266	65,841
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP - Class B	44,476	537	43,939	25,715	229	25,486
DWS High Income VIP - Class B	839	489	350	8,889	4,884	4,005

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Unit Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - Initial Class	241,142	75,243	165,899	205,586	59,710	145,876
Federated Insurance Series:
Federated High Income Bond Fund II - Service Shares	33,735	21,061	12,674	21,990	1,005	20,985
Federated Kaufmann Fund II - Service Shares	34,188	15,581	18,607	930	—	930
Fidelity® Variable Insurance Products:
Fidelity® VIP Strategic Income Portfolio - Service Class 2	91,690	87,724	3,966	268,418	60,043	208,375
Fidelity® Variable Insurance Products II:
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2	18,932	5,670	13,262	23,533	874	22,659
Fidelity® Variable Insurance Products V:
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2	66,987	4,060	62,927	1,902	300	1,602
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2	42,481	12,551	29,930	30,516	95	30,421
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2	116	501	(385)	4,437	843	3,594
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	10,339	43,961	(33,622)	6,346	47,710	(41,364)
Franklin Strategic Income VIP Fund - Class 2	5,298	31,475	(26,177)	47,766	23,432	24,334
Templeton Global Bond VIP Fund - Class 2	90,245	81,088	9,157	231,582	33,487	198,095
Ivy Equity Funds:
Ivy VIP Securian Real Estate Securities - Class II	2,825	809	2,016	18,500	315	18,185
Ivy Funds Variable Insurance Portfolios:
Ivy VIP Asset Strategy	2,320	7,840	(5,520)	6,454	5,064	1,390
Ivy VIP Balanced	3,470	5,449	(1,979)	44,013	558	43,455
Ivy VIP Energy	42,999	26,364	16,635	33,421	20,106	13,315
Ivy VIP High Income	6,176	16,682	(10,506)	55,142	30,559	24,583
Ivy VIP International Core Equity	12,001	11,796	205	580	1,819	(1,239)
Ivy VIP Mid Cap Growth	7,160	8,936	(1,776)	3,206	8,034	(4,828)
Ivy VIP Science and Technology	5,364	16,614	(11,250)	21,992	24,298	(2,306)
Ivy VIP Small Cap Core - Class II	11,634	4,926	6,708	11,053	2	11,051
Ivy VIP Small Cap Growth	31,081	13,148	17,933	23,798	2,000	21,798
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares	96,014	41,421	54,593	159,616	12,014	147,602
Janus Henderson Enterprise Portfolio - Institutional Shares	61,623	27,914	33,709	111,947	9,313	102,634

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Aspen Series: (continued)
Janus Henderson Flexible Bond Portfolio - Service Shares	6,771	49,064	(42,293)	48,063	53,088	(5,025)
Legg Mason Partners Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio II	1,092	1,099	(7)	7,705	2,233	5,472
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Portfolio - Class II	3,262	1,718	1,544	11,099	3,995	7,104
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	10	996	(986)	17	11	6
MFS® Series Trust VIII:
MFS VIT II Strategic Income Portfolio - Service Class	7,644	6,042	1,602	27,761	490	27,271
MFS® Variable Insurance Trust:
MFS VIT Research Series Portfolio - Service Class	11,601	7,659	3,942	26,271	2,852	23,419
MFS® Variable Insurance Trust II:
MFS VIT International Value Portfolio - Service Class	7,686	4,837	2,849	31,078	—	31,078
MFS VIT Value Series - Service Class	23,253	4,033	19,220	21,278	43	21,235
MFS® Variable Insurance Trust III:
MFS VIT III Global Real Estate Portfolio - Service Class	20,277	3,699	16,578	55,552	493	55,059
Oppenheimer Integrity Funds:
Oppenheimer Total Return Bond Fund/VA - Service Shares	3,942	14,241	(10,299)	20,545	248	20,297
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA	5,773	853	4,920	43,174	174	43,000
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	3,854	10,172	(6,318)	1,542	12,625	(11,083)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	8,945	2,583	6,362	18,407	736	17,671
Oppenheimer International Growth Fund/VA - Service Shares	28,219	28,839	(620)	54,152	11,933	42,219
PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio - Administrative Class	1,924	1,887	37	10,079	893	9,186
PIMCO Low Duration Portfolio - Administrative Class	44,963	47,429	(2,466)	89,780	17,735	72,045
PIMCO Real Return Portfolio - Administrative Class	15,589	47,650	(32,061)	21,622	64,039	(42,417)
PIMCO Short-Term Portfolio - Administrative Class	64,663	107,655	(42,992)	265,028	246,795	18,233
PIMCO Total Return Portfolio - Administrative Class	144,095	274,899	(130,804)	553,292	197,338	355,954

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
ProFunds:
ProFund VP Bull	1,747	59,845	(58,098)	16,585	138,197	(121,612)
ProFund VP Europe 30	2,976	25,833	(22,857)	25,488	138,627	(113,139)
ProFund VP Rising Rates Opportunity	78,748	136,521	(57,773)	185,560	460,187	(274,627)
Putnam Variable Trust:
Putnam VT Income Fund - Class 1B	29,576	46,684	(17,108)	29,907	29,030	877
Putnam VT International Equity Fund - Class 1B	72	1,341	(1,269)	3,011	232	2,779
Putnam VT International Value Fund - Class 1B	294	294	—	166	223	(57)
Putnam VT Mortgage Securities Fund - Class 1B	19,435	22,108	(2,673)	42,287	20,519	21,768
Putnam VT Multi-Cap Core Fund - Class IB Shares	2,922	1,790	1,132	8,231	2,507	5,724
Putnam VT Small Cap Value Fund - Class 1B	10,886	454	10,432	8,596	3,961	4,635
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Blue Chip Growth Portfolio - II	102,925	87,441	15,484	160,320	30,787	129,533
T. Rowe Price Health Sciences Portfolio - II	97,502	82,606	14,896	191,542	38,989	152,553
Variable Insurance Trust:
MFS VIT Utilities Series Portfolio - Service Class	9,207	18,524	(9,317)	78,783	8,192	70,591
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	592	24,768	(24,176)	31,170	63,704	(32,534)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class A	47,863	151,877	(104,014)	265,528	188,768	76,760
Voya Intermediate Bond Portfolio - Class S	14,717,775	30,415,818	(15,698,043)	17,652,788	41,663,395	(24,010,607)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	296,837	1,815,040	(1,518,203)	544,767	3,427,998	(2,883,231)
Voya Government Liquid Assets Portfolio - Service Class	13,112,552	14,443,398	(1,330,846)	15,993,624	23,868,176	(7,874,552)
Voya Government Liquid Assets Portfolio - Service 2 Class	1,216,348	1,428,457	(212,109)	1,568,018	1,460,753	107,265
Voya High Yield Portfolio - Adviser Class	13,537	24,426	(10,889)	63,135	18,650	44,485
Voya High Yield Portfolio - Service Class	1,270,555	3,360,868	(2,090,313)	2,357,597	6,275,838	(3,918,241)
Voya Large Cap Growth Portfolio - Adviser Class	1,961,705	13,194,201	(11,232,496)	5,006,383	28,171,549	(23,165,166)
Voya Large Cap Growth Portfolio - Institutional Class	—	2,526	(2,526)	—	165	(165)
Voya Large Cap Growth Portfolio - Service Class	195,161	6,613,531	(6,418,370)	1,500,234	14,484,020	(12,983,786)
Voya Large Cap Growth Portfolio - Service 2 Class	1,223	57,348	(56,125)	22,058	150,693	(128,635)
Voya Large Cap Value Portfolio - Adviser Class	490	5,023	(4,533)	12,369	2,677	9,692

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
Voya Large Cap Value Portfolio - Service Class	1,062,109	6,224,555	(5,162,446)	2,587,498	15,016,096	(12,428,598)
Voya Limited Maturity Bond Portfolio - Service Class	23,805	184,323	(160,518)	30,548	266,011	(235,463)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	139,285	2,599,447	(2,460,162)	405,396	1,067,149	(661,753)
Voya Retirement Conservative Portfolio - Adviser Class	3,525,228	6,519,381	(2,994,153)	5,190,123	12,119,048	(6,928,925)
Voya Retirement Growth Portfolio - Adviser Class	1,882,951	21,685,240	(19,802,289)	12,934,908	59,378,130	(46,443,222)
Voya Retirement Moderate Growth Portfolio - Adviser Class	1,857,771	17,398,115	(15,540,344)	6,873,406	35,514,728	(28,641,322)
Voya Retirement Moderate Portfolio - Adviser Class	2,001,424	10,329,138	(8,327,714)	4,250,912	18,816,528	(14,565,616)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	13,671	13,129	542	28,848	7,386	21,462
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	2,974,027	3,035,981	(61,954)	2,342,758	5,104,170	(2,761,412)
VY® Clarion Global Real Estate Portfolio - Adviser Class	1,445	9,511	(8,066)	7,870	38,144	(30,274)
VY® Clarion Global Real Estate Portfolio - Service Class	127,855	749,949	(622,094)	419,196	1,571,949	(1,152,753)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	431	6,149	(5,718)	4,803	16,111	(11,308)
VY® Clarion Real Estate Portfolio - Adviser Class	3,800	11,869	(8,069)	31,336	20,217	11,119
VY® Clarion Real Estate Portfolio - Service Class	41,080	236,245	(195,165)	111,962	667,153	(555,191)
VY® Clarion Real Estate Portfolio - Service 2 Class	9,057	46,081	(37,024)	26,791	125,669	(98,878)
VY® Franklin Income Portfolio - Adviser Class	42,552	46,322	(3,770)	190,138	48,857	141,281
VY® Franklin Income Portfolio - Service Class	896,375	4,168,366	(3,271,991)	2,406,789	7,412,899	(5,006,110)
VY® Franklin Income Portfolio - Service 2 Class	16,966	41,716	(24,750)	32,835	219,451	(186,616)
VY® Invesco Growth and Income Portfolio - Adviser Class	28,989	26,983	2,006	72,188	10,603	61,585
VY® Invesco Growth and Income Portfolio - Service Class	254,798	1,238,172	(983,374)	1,310,116	3,062,294	(1,752,178)
VY® Invesco Growth and Income Portfolio - Service 2 Class	27,104	140,799	(113,695)	76,486	447,463	(370,977)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	37,929	35,554	2,375	113,612	5,686	107,926
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,472,664	3,482,498	(2,009,834)	3,113,645	5,561,705	(2,448,060)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	7,137	39,101	(31,964)	22,379	160,764	(138,385)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	34,821	12,387	22,434	57,417	5,739	51,678
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	1,452,203	1,357,421	94,782	1,149,107	3,460,418	(2,311,311)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	9,495	73,412	(63,917)	26,988	251,441	(224,453)
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	17,169	10,889	6,280	71,459	22,708	48,751
VY® Morgan Stanley Global Franchise Portfolio - Service Class	488,934	1,397,592	(908,658)	852,866	3,651,780	(2,798,914)
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	17,841	170,720	(152,879)	83,394	479,287	(395,893)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	469,365	354,783	114,582	1,173,612	177,011	996,601

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust (continued):
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	1,778,887	5,703,072	(3,924,185)	3,104,928	9,937,344	(6,832,416)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	32,591	164,140	(131,549)	102,358	605,218	(502,860)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	5,848	7,914	(2,066)	79,367	10,246	69,121
VY® T. Rowe Price Equity Income Portfolio - Service Class	541,228	1,776,880	(1,235,652)	1,575,113	5,070,216	(3,495,103)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	21,705	86,489	(64,784)	37,590	266,716	(229,126)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	27,710	11,047	16,663	30,675	8,544	22,131
VY® T. Rowe Price International Stock Portfolio - Service Class	1,050,564	1,656,356	(605,792)	2,797,341	3,813,804	(1,016,463)
VY® Templeton Global Growth Portfolio - Service Class	268,495	897,046	(628,551)	530,912	1,960,950	(1,430,038)
VY® Templeton Global Growth Portfolio - Service 2 Class	3,360	24,141	(20,781)	26,463	42,406	(15,943)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	24,173	12,239	11,934	23,067	3,322	19,745
Voya Global Bond Portfolio - Service Class	62,965	63,651	(686)	13,408	42,880	(29,472)
Voya Solution 2025 Portfolio - Adviser Class	18,960	23,864	(4,904)	13,242	3,587	9,655
Voya Solution 2025 Portfolio - Service Class	1,510	101,483	(99,973)	8,956	97,016	(88,060)
Voya Solution 2035 Portfolio - Adviser Class	19,475	12,068	7,407	9,896	364	9,532
Voya Solution 2035 Portfolio - Service Class	1,507	40,210	(38,703)	1,056	27,924	(26,868)
Voya Solution 2045 Portfolio - Adviser Class	955	4	951	3,590	359	3,231
Voya Solution 2045 Portfolio - Service Class	1,053	5,871	(4,818)	357	5,437	(5,080)
Voya Solution 2055 Portfolio - Adviser Class	400	312	88	8,166	1	8,165
Voya Solution Income Portfolio - Adviser Class	23,383	3,561	19,822	10,464	22,806	(12,342)
Voya Solution Income Portfolio - Service Class	11,462	208,054	(196,592)	63,868	115,017	(51,149)
Voya Solution Moderately Aggressive Portfolio - Service Class	880,006	7,567,884	(6,687,878)	1,806,128	9,940,762	(8,134,634)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	21,873	25,309	(3,436)	57,527	11,985	45,542
VY® American Century Small-Mid Cap Value Portfolio - Service Class	4,163	10,157	(5,994)	17,914	19,474	(1,560)
VY® Baron Growth Portfolio - Adviser Class	23,045	10,271	12,774	36,071	6,967	29,104
VY® Baron Growth Portfolio - Service Class	1,748,272	2,917,970	(1,169,698)	2,285,323	4,787,929	(2,502,606)
VY® Columbia Contrarian Core Portfolio - Adviser Class	5,395	60,441	(55,046)	19,520	2,576	16,944
VY® Columbia Contrarian Core Portfolio - Service Class	531,263	2,234,882	(1,703,619)	874,788	3,933,105	(3,058,317)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	4,201	10,794	(6,593)	47,959	6,146	41,813
VY® Columbia Small Cap Value II Portfolio - Service Class	232,882	698,700	(465,818)	224,865	1,720,909	(1,496,044)
VY® Invesco Comstock Portfolio - Service Class	1,313,166	2,017,548	(704,382)	1,758,023	3,980,652	(2,222,629)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc. (continued):
VY® Invesco Equity and Income Portfolio - Adviser Class	8,391	14,525	(6,134)	64,463	9,583	54,880
VY® Invesco Equity and Income Portfolio - Initial Class	71	5,339	(5,268)	50	12,962	(12,912)
VY® Invesco Equity and Income Portfolio - Service Class	279,574	3,834,389	(3,554,815)	623,808	7,066,695	(6,442,887)
VY® Invesco Equity and Income Portfolio - Service 2 Class	1,111,485	5,331,729	(4,220,244)	2,910,867	7,699,289	(4,788,422)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	28,854	13,965	14,889	96,721	6,218	90,503
VY® JPMorgan Mid Cap Value Portfolio - Service Class	77,052	737,895	(660,843)	176,830	1,720,651	(1,543,821)
VY® Oppenheimer Global Portfolio - Adviser Class	32,542	25,640	6,902	53,525	23,603	29,922
VY® Oppenheimer Global Portfolio - Initial Class	689	26,040	(25,351)	836	32,587	(31,751)
VY® Oppenheimer Global Portfolio - Service Class	913,127	2,170,199	(1,257,072)	2,776,397	2,138,633	637,764
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,524	8,625	(1,101)	65,223	66	65,157
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	8,292	52,339	(44,047)	8,964	41,333	(32,369)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	35,670	23,807	11,863	74,030	47,461	26,569
VY® T. Rowe Price Growth Equity Portfolio - Service Class	3,297,456	3,921,633	(624,177)	3,840,453	5,689,240	(1,848,787)
VY® Templeton Foreign Equity Portfolio - Adviser Class	8,144	5,611	2,533	50,484	7,431	43,053
VY® Templeton Foreign Equity Portfolio - Service Class	1,645,015	4,077,977	(2,432,962)	2,556,616	10,325,520	(7,768,904)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	14,911	30,114	(15,203)	3,478	14,319	(10,841)
Voya Strategic Allocation Growth Portfolio - Class S	265	6,395	(6,130)	6,932	7,481	(549)
Voya Strategic Allocation Moderate Portfolio - Class S	10,934	27,013	(16,079)	1,972	2,958	(986)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	1,107,205	7,566,752	(6,459,547)	3,484,131	16,326,154	(12,842,023)
Voya Growth and Income Portfolio - Class I	12	4,097	(4,085)	31	11,463	(11,432)
Voya Growth and Income Portfolio - Class S	145,188	3,817,671	(3,672,483)	1,103,472	9,475,452	(8,371,980)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	198,990	540,897	(341,907)	1,305,420	1,492,016	(186,596)
Voya FTSE 100® Index Portfolio - Class A	309,117	317,346	(8,229)	100,594	119,449	(18,855)
Voya Global Equity Portfolio - Class A	48	514	(466)	1,442	742	700
Voya Global Equity Portfolio - Class S	417,361	4,871,409	(4,454,048)	1,120,269	9,711,909	(8,591,640)
Voya Global Equity Portfolio - Class T	196,404	534,272	(337,868)	827,551	1,793,992	(966,441)
Voya Hang Seng Index Portfolio - Class S	183,717	419,456	(235,739)	527,999	734,949	(206,950)
Voya Index Plus LargeCap Portfolio - Class S	2,377,011	808,719	1,568,292	163,905	1,451,248	(1,287,343)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc.:( continued)
Voya Index Plus MidCap Portfolio - Class S	82,874	402,905	(320,031)	148,241	1,155,018	(1,006,777)
Voya Index Plus SmallCap Portfolio - Class S	71,607	301,138	(229,531)	140,955	1,053,859	(912,904)
Voya International Index Portfolio - Class A	2,909,627	9,079,127	(6,169,500)	5,287,272	18,237,402	(12,950,130)
Voya International Index Portfolio - Class S	47,600	404,390	(356,790)	124,101	955,338	(831,237)
Voya Japan TOPIX® Index Portfolio - Class A	102,759	263,269	(160,510)	217,811	341,734	(123,923)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,379,143	2,095,980	(716,837)	2,013,347	3,197,497	(1,184,150)
Voya Russell™ Large Cap Index Portfolio - Class A	82,209	13,411	68,798	121,525	3,532	117,993
Voya Russell™ Large Cap Index Portfolio - Class S	2,426,811	3,890,118	(1,463,307)	3,471,132	7,929,889	(4,458,757)
Voya Russell™ Large Cap Value Index Portfolio - Class I	39	2,888	(2,849)	27	412	(385)
Voya Russell™ Large Cap Value Index Portfolio - Class S	599,817	1,781,586	(1,181,769)	1,845,788	4,060,014	(2,214,226)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	924,646	1,505,771	(581,125)	881,665	2,882,326	(2,000,661)
Voya Russell™ Mid Cap Index Portfolio - Class A	31,862	41,471	(9,609)	146,820	12,085	134,735
Voya Russell™ Mid Cap Index Portfolio - Class S	935,248	1,870,792	(935,544)	2,025,185	5,429,134	(3,403,949)
Voya Russell™ Small Cap Index Portfolio - Class A	30,723	14,657	16,066	104,250	9,735	94,515
Voya Russell™ Small Cap Index Portfolio - Class S	1,380,028	1,927,020	(546,992)	2,237,260	4,930,317	(2,693,057)
Voya Small Company Portfolio - Class A	3,231	3,198	33	40,178	3	40,175
Voya Small Company Portfolio - Class S	361,982	964,232	(602,250)	951,505	2,229,678	(1,278,173)
Voya U.S. Bond Index Portfolio - Class S	2,764,563	3,953,824	(1,189,261)	3,855,176	8,043,489	(4,188,313)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A	20,624	22,067	(1,443)	52,070	29,498	22,572
Voya MidCap Opportunities Portfolio - Class S	1,193,003	5,593,121	(4,400,118)	27,303,842	10,326,772	16,977,070
Voya SmallCap Opportunities Portfolio - Class A	40,789	40,465	324	54,270	22,705	31,565
Voya SmallCap Opportunities Portfolio - Class S	37,442	287,001	(249,559)	68,343	763,915	(695,572)
Wells Fargo Funds Trust:
Wells Fargo VT Omega Growth Fund - Class 2	3	6,092	(6,089)	2,679	14,228	(11,549)
Wells Fargo Variable Trust:
Wells Fargo VT Index Asset Allocation Fund - Class 2	—	1,957	(1,957)	856	7,131	(6,275)
Wells Fargo VT Small Cap Growth Fund - Class 2	6	564	(558)	—	175	(175)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2018		11	$10.10	to	$10.40	$109	1.64%	0.60%	to	1.15%	-7.85%	to	-7.31%
2017		12	$10.96	to	$11.22	$135	3.88%	0.60%	to	1.15%		9.14%
2016		9		$10.28		$91	0.13%		0.60%			10.90%
2015	07/07/2015	1		$9.27		$7	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Blue Chip Income & Growth Fund - Class 4
2018		369	$10.80	to	$11.49	$4,039	1.97%	0.60%	to	1.15%	-9.92%	to	-9.53%
2017		350	$11.99	to	$12.70	$4,274	2.83%	0.60%	to	1.15%	15.29%	to	16.09%
2016	06/15/2016	43	$10.40	to	$10.94	$472	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Bond Fund - Class 4
2018		157	$9.91	to	$10.13	$1,578	2.11%	0.60%	to	1.15%	-1.98%	to	-1.46%
2017		189	$10.11	to	$10.28	$1,936	2.21%	0.60%	to	1.15%		2.59%
2016		113		$10.02		$1,135	1.93%		0.60%			2.24%
2015	07/07/2015	51		$9.80		$497	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Capital Income Builder Fund - Class 4
2018		228	$10.13	to	$10.36	$2,341	2.75%	0.60%	to	1.15%	-8.32%	to	-7.83%
2017		227	$10.99	to	$11.30	$2,534	2.79%	0.60%	to	1.15%	11.33%	to	11.91%
2016		91	$9.82	to	$10.15	$889	3.30%	0.60%	to	1.15%		3.15%
2015	07/07/2015	25		$9.52		$238	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Global Growth Fund - Class 4
2018		142	$11.52	to	$11.63	$1,643	0.57%	0.60%	to	1.15%	-10.26%	to	-9.79%
2017		144	$12.77	to	$12.96	$1,855	0.63%	0.60%	to	1.15%		30.31%
2016		81		$9.80		$795	0.88%		0.60%			-0.20%
2015	07/07/2015	31		$9.82		$309	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Growth Fund - Class 4
2018		542	$12.76	to	$13.68	$7,143	0.28%	0.60%	to	1.15%	-1.62%	to	-1.08%
2017		513	$12.97	to	$13.83	$6,904	0.52%	0.60%	to	1.15%	26.54%	to	27.23%
2016		230	$10.25	to	$10.87	$2,495	0.75%	0.60%	to	1.15%		8.48%
2015	07/07/2015	72		$10.02		$717	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
International Fund - Class 4
2018		151	$10.31	to	$10.94	$1,595	1.65%	0.60%	to	1.15%	-14.40%	to	-13.94%
2017		137	$11.98	to	$12.78	$1,682	1.62%	0.60%	to	1.15%	30.41%	to	31.22%
2016		65	$9.13	to	$9.80	$590	1.62%	0.60%	to	1.15%		2.58%
2015	07/07/2015	32		$8.90		$281	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
New World Fund - Class 4
2018		97	$10.70	to	$10.77	$1,038	0.76%	0.60%	to	1.15%	-15.20%	to	-14.81%
2017		85	$12.56	to	$12.70	$1,077	0.93%	0.60%	to	1.15%		28.29%
2016		43		$9.79		$417	0.74%		0.60%			4.37%
2015	07/07/2015	29		$9.38		$273	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock Equity Dividend V.I. Fund - Class III
2018		367	$11.08	to	$12.06	$4,270	1.89%	0.60%	to	1.15%	-8.51%	to	-7.94%
2017		337	$12.11	to	$13.10	$4,296	1.51%	0.60%	to	1.15%	15.11%	to	15.83%
2016		158	$10.52	to	$11.31	$1,782	1.74%	0.60%	to	1.15%		15.29%
2015	07/07/2015	38		$9.81		$369	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2018		46,731	$10.22	to	$12.91	$555,086	0.84%	0.60%	to	2.35%	-9.77%	to	-8.09%
2017		52,688	$11.12	to	$14.10	$689,179	1.24%	0.60%	to	2.35%	11.03%	to	13.02%
2016		61,765	$9.84	to	$12.52	$723,193	1.14%	0.60%	to	2.35%	1.37%	to	3.14%
2015		72,500	$9.54	to	$12.18	$832,160	0.99%	0.60%	to	2.35%	-3.37%	to	-1.93%
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
BlackRock High Yield V.I. Fund - Class III
2018		228	$10.41	to	$10.89	$2,418	5.61%	0.60%	to	1.15%	-3.97%	to	-3.46%
2017		200	$10.84	to	$11.28	$2,215	4.17%	0.60%	to	1.15%	5.86%	to	6.42%
2016		60	$10.24	to	$10.60	$633	4.86%	0.60%	to	1.15%		12.17%
2015	07/07/2015	12		$9.45		$118	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
BlackRock iShares Dynamic Allocation V.I. Fund - Class III
2018		11	$10.58	to	$10.81	$117	0.83%	0.60%	to	1.15%	-6.24%	to	-5.79%
2017		11	$11.23	to	$11.53	$124	3.13%	0.60%	to	1.15%		14.01%
2016		1		$9.85		$8	1.07%		0.60%			5.57%
2015	07/07/2015	2		$9.33		$20	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Columbia VP Seligman Global Technology Fund - Class 2
2018		140	$10.40	to	$10.50	$1,460	—	0.60%	to	1.15%	-9.49%	to	-9.01%
2017	05/08/2017	117	$11.49	to	$11.54	$1,346	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Asset Allocation Fund, Variable Series - Class 1
2018		3	$22.49	to	$23.97	$75	0.76%	1.40%	to	1.80%	-6.25%	to	-5.89%
2017		7	$23.98	to	$25.46	$187	1.80%	1.40%	to	1.80%	13.59%	to	14.01%
2016		14	$21.12	to	$22.33	$319	2.24%	1.40%	to	1.80%	3.43%	to	3.86%
2015		15	$20.42	to	$21.50	$309	2.18%	1.40%	to	1.80%	-0.73%	to	-0.32%
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Columbia Small Cap Value Fund, Variable Series - Class 2
2018		2,068	$17.18	to	$32.80	$59,567	0.18%	0.95%	to	2.35%	-20.09%	to	-18.94%
2017		2,242	$21.50	to	$40.59	$80,570	0.33%	0.95%	to	2.35%	11.30%	to	12.90%
2016		3,173	$19.31	to	$36.06	$102,536	0.37%	0.95%	to	2.35%	29.60%	to	31.48%
2015		3,866	$14.90	to	$27.51	$96,069	0.56%	0.95%	to	2.35%	-8.53%	to	-7.23%
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
Columbia Small Company Growth Fund, Variable Series - Class 1
2018		1		$35.61		$35	—		1.40%			-3.15%
2017		1		$36.76		$38	—		1.40%			27.45%
2016		1		$28.85		$31	—		1.40%			11.18%
2015		1		$25.95		$29	—		1.40%			2.37%
2014		1		$25.35		$29	—		1.40%			-5.97%
Columbia VP Large Cap Growth Fund - Class 1
2018		5	$13.90	to	$14.39	$71	—	1.45%	to	1.90%	-5.76%	to	-5.33%
2017		27	$14.75	to	$15.20	$402	—	1.45%	to	1.90%	25.75%	to	26.25%
2016		31	$11.73	to	$12.04	$370	—	1.45%	to	1.90%	-0.68%	to	-0.25%
2015		31	$11.81	to	$12.07	$373	—	1.45%	to	1.90%	7.07%	to	7.58%
2014		33	$11.03	to	$11.22	$366	—	1.45%	to	1.90%	11.98%	to	12.54%
DWS Core Equity VIP - Class B
2018		88	$11.47	to	$12.57	$1,022	1.77%	0.60%	to	1.15%	-7.13%	to	-6.54%
2017		72	$12.35	to	$13.45	$900	0.20%	0.60%	to	1.15%		19.88%
2016	08/15/2016	6		$11.22		$67	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
DWS Alternative Asset Allocation VIP - Class B
2018		74	$9.26	to	$9.60	$711	1.16%	0.60%	to	1.15%	-10.45%	to	-9.92%
2017		30	$10.28	to	$10.72	$322	0.56%	0.60%	to	1.15%		6.31%
2016		5		$9.67		$46	0.27%		0.60%			4.43%
2015	07/07/2015	—		$9.26		$2	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
DWS High Income VIP - Class B
2018		11	$10.38	to	$10.80	$120	8.30%	0.60%	to	1.15%	-3.89%	to	-3.31%
2017		11	$10.80	to	$11.17	$121	8.67%	0.60%	to	1.15%		6.58%
2016		7		$10.48		$74	4.63%		0.60%			11.97%
2015	07/07/2015	4		$9.36		$37	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2018		555	$10.22	to	$10.74	$5,850	3.98%	0.60%	to	1.15%	-1.16%	to	-0.65%
2017		389	$10.34	to	$10.81	$4,146	2.90%	0.60%	to	1.15%		2.85%
2016		244		$10.51		$2,561	3.11%		0.60%			8.24%
2015	07/07/2015	150		$9.71		$1,455	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Federated High Income Bond Fund II - Service Shares
2018		34	$9.82	to	$9.91	$331	9.14%	0.60%	to	1.15%	-4.47%	to	-3.97%
2017	05/15/2017	21	$10.28	to	$10.32	$216	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Federated Kaufmann Fund II - Service Shares
2018		20	$11.93	to	$12.05	$234	—	0.60%	to	1.15%	2.32%	to	2.99%
2017	06/07/2017	1	$11.66	to	$11.70	$11	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2018		343	$10.24	to	$10.70	$3,616	3.66%	0.60%	to	1.15%	-3.94%	to	-3.43%
2017		339	$10.66	to	$11.08	$3,702	4.29%	0.60%	to	1.15%		6.85%
2016		131		$10.37		$1,356	5.03%		0.60%			7.35%
2015	07/07/2015	50		$9.66		$486	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Fidelity® VIP Disciplined Small Cap Portfolio - Service Class 2
2018		38	$10.11	to	$10.61	$399	0.86%	0.60%	to	1.15%	-14.32%	to	-13.81%
2017		25	$11.80	to	$12.31	$300	0.67%	0.60%	to	1.15%		6.12%
2016	05/02/2016	2		$11.60		$26	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 20% Portfolio - Service Class 2
2018		74	$10.28	to	$10.58	$765	2.93%	0.60%	to	1.15%		-2.49%
2017		11		$10.85		$123	1.25%		0.60%			6.58%
2016	03/04/2016	10		$10.18		$99	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 60% Portfolio - Service Class 2
2018		67	$10.79	to	$11.15	$728	1.38%	0.60%	to	1.15%	-7.54%	to	-7.08%
2017		37	$11.67	to	$12.00	$432	1.53%	0.60%	to	1.15%		16.05%
2016	04/04/2016	6		$10.34		$66	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP FundsManager 85% Portfolio - Service Class 2
2018		5	$11.12	to	$11.48	$52	—	0.60%	to	1.15%	-10.11%	to	-9.68%
2017	12/14/2017	5	$12.37	to	$12.71	$63	0.93%	0.60%	to	1.15%		22.21%
2016		1		$10.40		$15	—		0.60%			4.84%
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Franklin Small Cap Value VIP Fund - Class 2
2018		222	$30.68	to	$32.58	$7,070	0.93%	0.75%	to	1.35%	-14.07%	to	-13.51%
2017		255	$35.60	to	$37.67	$9,456	0.49%	0.75%	to	1.35%	9.16%	to	9.83%
2016		297	$32.53	to	$34.34	$10,039	0.78%	0.75%	to	1.35%	28.43%	to	29.19%
2015		338	$25.27	to	$26.64	$8,883	0.64%	0.75%	to	1.35%	-8.63%	to	-8.07%
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Franklin Strategic Income VIP Fund - Class 2
2018		96	$10.08	to	$10.33	$986	3.07%	0.60%	to	1.15%	-3.26%	to	-2.73%
2017		122	$10.42	to	$10.62	$1,291	3.59%	0.60%	to	1.15%	3.37%	to	3.91%
2016		97	$10.08	to	$10.22	$995	2.64%	0.60%	to	1.15%		7.24%
2015	07/07/2015	27		$9.53		$259	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Templeton Global Bond VIP Fund - Class 2
2018		400	$10.03	to	$10.70	$4,123	—	0.60%	to	1.15%	0.85%	to	1.31%
2017		391	$9.90	to	$10.61	$3,970	—	0.60%	to	1.15%	0.66%	to	1.33%
2016		193	$9.77	to	$10.53	$1,888	—	0.60%	to	1.15%		2.30%
2015	07/07/2015	76		$9.55		$728	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Securian Real Estate Securities - Class II
2018		20	$9.46	to	$9.55	$191	1.60%	0.60%	to	1.15%	-6.71%	to	-6.19%
2017	05/03/2017	18	$10.14	to	$10.18	$184	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Ivy VIP Asset Strategy
2018		51	$9.47	to	$10.99	$490	1.87%	0.60%	to	1.15%	-6.55%	to	-5.96%
2017		57	$10.07	to	$11.76	$577	1.66%	0.60%	to	1.15%		17.50%
2016		56		$8.57		$477	0.57%		0.60%			-3.16%
2015	07/07/2015	32		$8.85		$280	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Balanced
2018		48	$10.62	to	$11.07	$513	1.50%	0.60%	to	1.15%	-4.32%	to	-3.82%
2017		50	$11.10	to	$11.51	$557	1.29%	0.60%	to	1.15%	10.12%	to	10.67%
2016	07/08/2016	6	$10.08	to	$10.40	$67	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP Energy
2018		67	$5.84	to	$6.13	$400	—	0.60%	to	1.15%	-34.93%	to	-34.53%
2017		51	$8.92	to	$9.42	$461	0.81%	0.60%	to	1.15%	-13.66%	to	-13.15%
2016		38	$10.27	to	$10.91	$385	0.09%	0.60%	to	1.15%		33.72%
2015	07/07/2015	16		$7.68		$122	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP High Income
2018		102	$10.48	to	$10.94	$1,112	6.41%	0.60%	to	1.15%	-3.32%	to	-2.67%
2017		113	$10.83	to	$11.24	$1,260	6.63%	0.60%	to	1.15%	5.55%	to	6.04%
2016		88	$10.27	to	$10.60	$937	5.77%	0.60%	to	1.15%		15.47%
2015	07/07/2015	25		$9.18		$231	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP International Core Equity
2018		1		$10.13		$7	15.38%		1.15%			-18.77%
2017		1		$12.47		$6	0.67%		1.15%			—
2016	06/23/2016	2		$10.20		$18	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Ivy VIP Mid Cap Growth
2018		47	$11.84	to	$12.58	$556	—	0.60%	to	1.15%	-1.18%	to	-0.67%
2017		49	$11.92	to	$12.73	$581	—	0.60%	to	1.15%		26.14%
2016		54		$9.45		$506	—		0.60%			5.47%
2015	07/07/2015	34		$8.96		$304	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Ivy VIP Science and Technology
2018		65	$11.35	to	$12.73	$751	—	0.60%	to	1.15%	-6.33%	to	-5.73%
2017		76	$12.04	to	$13.59	$934	—	0.60%	to	1.15%	30.55%	to	31.30%
2016		79	$9.17	to	$10.41	$722	—	0.60%	to	1.15%		0.88%
2015	07/07/2015	32		$9.09		$294	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Ivy VIP Small Cap Core - Class II
2018		18	$9.79	to	$9.88	$174	—	0.60%	to	1.15%	-11.48%	to	-11.07%
2017	07/31/2017	11	$11.06	to	$11.10	$122	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Ivy VIP Small Cap Growth
2018		50	$11.21	to	$11.91	$576	0.41%	0.60%	to	1.15%	-5.18%	to	-4.68%
2017		32	$11.76	to	$12.56	$388	—	0.60%	to	1.15%		22.37%
2016		10		$9.61		$95	—		0.60%			2.23%
2015	07/07/2015	2		$9.40		$19	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Janus Henderson Balanced Portfolio - Service Shares
2018		319	$11.82	to	$11.85	$3,776	1.99%	0.60%	to	1.15%	-0.76%	to	-0.17%
2017		265	$11.87	to	$11.91	$3,143	1.37%	0.60%	to	1.15%		17.41%
2016		117		$10.11		$1,181	2.36%		0.60%			3.69%
2015	07/07/2015	53		$9.75		$513	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Janus Henderson Enterprise Portfolio - Institutional Shares
2018		154	$12.61	to	$13.43	$1,991	0.17%	0.60%	to	1.15%	-1.87%	to	-1.25%
2017		120	$12.85	to	$13.60	$1,586	0.32%	0.60%	to	1.15%	25.61%	to	26.39%
2016	05/31/2016	17	$10.23	to	$10.76	$188	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Janus Henderson Flexible Bond Portfolio - Service Shares
2018		112	$9.86	to	$10.04	$1,121	2.45%	0.60%	to	1.15%	-2.47%	to	-1.86%
2017		154	$10.11	to	$10.23	$1,576	2.67%	0.60%	to	1.15%	2.12%	to	2.71%
2016		159	$9.90	to	$9.96	$1,586	2.94%	0.60%	to	1.15%		1.63%
2015	07/07/2015	46		$9.80		$453	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ClearBridge Variable Aggressive Growth Portfolio II
2018		5	$10.42	to	$11.43	$58	—	0.60%	to	1.15%	-9.63%	to	-9.14%
2017	01/04/2017	5	$11.53	to	$12.58	$64	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
ClearBridge Variable Mid Cap Portfolio - Class II
2018		11	$10.11	to	$10.37	$117	—	0.60%	to	1.15%	-13.81%	to	-13.29%
2017		10	$11.73	to	$11.96	$117	0.28%	0.60%	to	1.15%		11.88%
2016	03/22/2016	3		$10.69		$30	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Western Asset Core Plus VIT Portfolio - Class I
2018		—		$27.18		$9	—		1.40%			-3.62%
2017		1		$28.20		$37	4.39%		1.40%			4.29%
2016		1		$27.04		$36	1.72%		1.40%			3.09%
2015		2		$26.23		$59	1.56%		1.40%			-0.23%
2014		3		$26.29		$69	7.19%		1.40%			-1.72%
MFS VIT II Strategic Income Portfolio - Service Class
2018		29	$9.90	to	$9.99	$287	3.89%	0.60%	to	1.15%	-3.23%	to	-2.73%
2017	05/02/2017	27	$10.23	to	$10.27	$279	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT Research Series Portfolio - Service Class
2018		31	$11.67	to	$12.25	$373	0.56%	0.60%	to	1.15%	-5.74%	to	-5.19%
2017		27	$12.38	to	$12.92	$347	1.74%	0.60%	to	1.15%	21.61%	to	22.35%
2016	01/20/2016	4	$10.18	to	$10.56	$42	(c)	0.60%	to	1.15%		(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
MFS VIT International Value Portfolio - Service Class
2018		34	$10.38	to	$10.47	$353	1.12%	0.60%	to	1.15%	-10.75%	to	-10.28%
2017	05/22/2017	31	$11.63	to	$11.67	$361	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT Value Series - Service Class
2018		40	$9.92	to	$10.01	$403	1.87%	0.60%	to	1.15%	-11.43%	to	-10.94%
2017	06/07/2017	21	$11.19	to	$11.24	$238	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
MFS VIT III Global Real Estate Portfolio - Service Class
2018		72	$10.06	to	$10.16	$724	3.68%	0.60%	to	1.15%	-4.46%	to	-3.88%
2017	05/03/2017	55	$10.53	to	$10.57	$581	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Total Return Bond Fund/VA - Service Shares
2018		10	$9.92	to	$10.01	$100	1.95%	0.60%	to	1.15%	-2.46%	to	-1.96%
2017	05/09/2017	20	$10.17	to	$10.21	$207	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Oppenheimer Main Street Fund®/VA
2018		48	$9.93	to	$10.02	$476	0.85%	0.60%	to	1.15%	-9.15%	to	-8.66%
2017	05/12/2017	43	$10.93	to	$10.97	$470	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2018		35	$33.97	to	$36.91	$1,260	0.07%	0.75%	to	1.35%	-11.77%	to	-11.21%
2017		42	$35.49	to	$41.57	$1,677	0.64%	0.75%	to	1.35%	12.38%	to	13.05%
2016		53	$34.26	to	$36.77	$1,883	0.25%	0.75%	to	1.35%	16.10%	to	16.80%
2015		64	$29.51	to	$31.48	$1,971	0.67%	0.75%	to	1.35%	-7.35%	to	-6.81%
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2018		27	$11.87	to	$12.33	$324	—	0.60%	to	1.15%	-7.41%	to	-6.87%
2017		20	$12.82	to	$13.24	$267	—	0.60%	to	1.15%		27.68%
2016	05/18/2016	3		$10.37		$28	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer International Growth Fund/VA - Service Shares
2018		122	$9.42	to	$10.02	$1,167	0.61%	0.60%	to	1.15%	-20.48%	to	-20.03%
2017		122	$11.78	to	$12.60	$1,462	1.17%	0.60%	to	1.15%	25.00%	to	25.59%
2016		80	$9.38	to	$10.08	$752	0.95%	0.60%	to	1.15%		-3.30%
2015	07/07/2015	24		$9.70		$228	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO All Asset Portfolio - Administrative Class
2018		17	$10.62	to	$10.81	$186	3.13%	0.60%	to	1.15%	-6.51%	to	-6.00%
2017		17	$11.36	to	$11.50	$198	4.96%	0.60%	to	1.15%		12.86%
2016		8		$10.19		$83	3.57%		0.60%			12.22%
2015	07/07/2015	—		$9.08		$1	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Low Duration Portfolio - Administrative Class
2018		163	$9.92	to	$10.04	$1,630	2.06%	0.60%	to	1.15%	-0.80%	to	-0.20%
2017		166	$10.00	to	$10.06	$1,663	1.17%	0.60%	to	1.15%	0.10%	to	0.70%
2016		94		$9.99		$935	1.51%	0.60%	to	1.15%		0.81%
2015	07/07/2015	41		$9.91		$410	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2018		292	$13.11	to	$14.24	$3,999	2.54%	0.75%	to	1.35%	-3.53%	to	-3.00%
2017		324	$13.59	to	$14.67	$4,588	2.38%	0.75%	to	1.35%	2.26%	to	2.95%
2016		366	$13.29	to	$14.26	$5,057	2.26%	0.75%	to	1.35%	3.83%	to	4.39%
2015		392	$12.80	to	$13.66	$5,189	3.72%	0.75%	to	1.35%	-4.05%	to	-3.46%
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
PIMCO Short-Term Portfolio - Administrative Class
2018		222	$10.17	to	$10.46	$2,299	2.19%	0.60%	to	1.15%	0.30%	to	0.97%
2017		265	$10.14	to	$10.36	$2,721	1.66%	0.60%	to	1.15%	1.20%	to	1.77%
2016		246	$10.02	to	$10.18	$2,508	0.99%	0.60%	to	1.15%		1.80%
2015	07/07/2015	109		$10.00		$1,089	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Total Return Portfolio - Administrative Class
2018		512	$10.12	to	$10.30	$5,227	2.61%	0.60%	to	1.15%	-1.75%	to	-1.15%
2017		643	$10.29	to	$10.42	$6,656	1.50%	0.60%	to	1.15%	3.73%	to	4.30%
2016		287	$9.93	to	$9.99	$2,871	1.94%	0.60%	to	1.15%		2.04%
2015	07/07/2015	249		$9.79		$2,442	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
ProFund VP Bull
2018		445	$13.26	to	$18.23	$6,415	—	0.95%	to	2.25%	-8.30%	to	-7.00%
2017		503	$14.46	to	$19.62	$7,873	—	0.95%	to	2.25%	16.65%	to	18.21%
2016		625	$12.39	to	$16.61	$8,339	—	0.95%	to	2.25%	7.18%	to	8.62%
2015		731	$11.56	to	$15.30	$9,068	—	0.95%	to	2.25%	-2.69%	to	-1.41%
2014		809	$11.88	to	$15.52	$10,274	—	0.95%	to	2.25%	8.99%	to	10.40%
ProFund VP Europe 30
2018		196	$8.48	to	$10.71	$1,808	2.62%	0.95%	to	2.35%	-16.22%	to	-14.93%
2017		219	$10.10	to	$12.59	$2,395	1.90%	0.95%	to	2.35%	16.97%	to	18.55%
2016		332	$8.63	to	$10.62	$3,101	2.88%	0.95%	to	2.35%	5.21%	to	6.84%
2015		388	$8.19	to	$9.94	$3,423	4.86%	0.95%	to	2.35%	-12.93%	to	-11.72%
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
ProFund VP Rising Rates Opportunity
2018		957	$1.59	to	$1.97	$1,661	—	0.95%	to	2.25%	1.79%	to	3.19%
2017		1,015	$1.56	to	$1.93	$1,718	—	0.95%	to	2.25%	-14.05%	to	-12.96%
2016		1,289	$1.81	to	$2.24	$2,521	—	0.95%	to	2.25%	-7.39%	to	-6.09%
2015		1,400	$1.95	to	$2.41	$2,943	—	0.95%	to	2.25%	-3.98%	to	-2.13%
2014		1,653	$2.03	to	$2.51	$3,592	—	0.95%	to	2.35%	-31.96%	to	-30.91%
Putnam VT Income Fund - Class 1B
2018		71	$10.26	to	$10.31	$725	3.19%	0.60%	to	1.15%	-0.96%	to	-0.39%
2017		88	$10.30	to	$10.41	$904	4.33%	0.60%	to	1.15%		4.99%
2016		87		$9.81		$851	3.34%		0.60%			1.34%
2015	07/07/2015	33		$9.68		$323	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Putnam VT International Equity Fund - Class 1B
2018		2	$9.54	to	$10.13	$20	—	0.60%	to	1.15%	-20.05%	to	-19.63%
2017		3	$11.87	to	$12.67	$41	0.50%	0.60%	to	1.15%		25.87%
2016	02/05/2016	—		$9.43		$4	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT International Value Fund - Class 1B
2018		1		$9.97		$7	—		0.60%			-18.08%
2017		1		$12.17		$9	1.53%		0.60%			23.93%
2016	02/25/2016	1		$9.82		$8	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT Mortgage Securities Fund - Class 1B
2018		93	$9.75	to	$9.81	$906	2.91%	0.60%	to	1.15%	-2.00%	to	-1.52%
2017		95	$9.90	to	$10.01	$947	1.94%	0.60%	to	1.15%	0.81%	to	1.33%
2016		74	$9.77	to	$9.93	$719	0.77%	0.60%	to	1.15%		-0.41%
2015	07/07/2015	12		$9.81		$121	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Putnam VT Multi-Cap Core Fund - Class IB Shares
2018		16	$11.54	to	$12.41	$192	1.03%	0.60%	to	1.15%	-8.70%	to	-8.14%
2017		15	$12.64	to	$13.51	$196	1.14%	0.60%	to	1.15%		22.04%
2016	03/14/2016	9		$11.07		$100	(c)		0.60%			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
Putnam VT Small Cap Value Fund - Class 1B
2018		26	$9.37	to	$10.15	$265	0.43%	0.60%	to	1.15%	-20.86%	to	-20.45%
2017		16	$11.84	to	$12.76	$200	0.59%	0.60%	to	1.15%		7.23%
2016		11		$11.90		$135	1.10%		0.60%			26.73%
2015	07/07/2015	8		$9.39		$78	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Blue Chip Growth Portfolio - II
2018		353	$13.52	to	$14.00	$4,881	—	0.60%	to	1.15%	0.52%	to	1.01%
2017		337	$13.45	to	$13.86	$4,639	—	0.60%	to	1.15%	34.23%	to	35.09%
2016		208	$10.02	to	$10.26	$2,132	—	0.60%	to	1.15%		—
2015	07/07/2015	54		$10.26		$558	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
T. Rowe Price Health Sciences Portfolio - II
2018		408	$10.86	to	$11.95	$4,618	—	0.60%	to	1.15%	-0.33%	to	0.28%
2017		393	$10.83	to	$11.99	$4,411	—	0.60%	to	1.15%	25.81%	to	26.52%
2016		240	$8.56	to	$9.53	$2,057	—	0.60%	to	1.15%		-11.20%
2015	07/07/2015	116		$9.64		$1,118	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
MFS VIT Utilities Series Portfolio - Service Class
2018		86	$10.58	to	$11.78	$966	0.78%	0.60%	to	1.15%	-0.34%	to	0.19%
2017		95	$10.56	to	$11.82	$1,074	3.08%	0.60%	to	1.15%		13.79%
2016		25		$9.28		$230	5.45%		0.60%			10.61%
2015	07/07/2015	5		$8.39		$45	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Balanced Portfolio - Class S
2018		137	$12.91	to	$19.85	$2,385	1.91%	0.75%	to	2.00%	-8.89%	to	-7.76%
2017		161	$14.17	to	$21.51	$3,054	2.39%	0.75%	to	2.00%	12.10%	to	13.56%
2016		193	$12.64	to	$18.95	$3,255	1.50%	0.75%	to	2.00%	5.42%	to	6.82%
2015		224	$11.99	to	$17.74	$3,484	1.77%	0.75%	to	2.00%	-4.08%	to	-2.90%
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
Voya Intermediate Bond Portfolio - Class A
2018		285	$10.00	to	$10.33	$2,914	3.04%	0.60%	to	1.15%	-2.25%	to	-1.71%
2017		389	$10.23	to	$10.51	$4,049	2.65%	0.60%	to	1.15%		3.96%
2016		312		$10.11		$3,155	2.09%		0.60%			3.27%
2015	07/07/2015	88		$9.79		$861	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Intermediate Bond Portfolio - Class S
2018		143,182	$12.14	to	$17.81	$2,124,524	3.40%	0.75%	to	2.35%	-3.11%	to	-1.55%
2017		158,880	$12.53	to	$18.09	$2,421,278	3.12%	0.75%	to	2.35%	2.29%	to	4.03%
2016		182,890	$12.23	to	$17.39	$2,706,288	2.17%	0.75%	to	2.35%	1.74%	to	3.39%
2015		205,762	$11.43	to	$16.82	$2,974,758	3.11%	0.75%	to	2.35%	-2.11%	to	-0.53%
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
Voya Global Perspectives® Portfolio - Class A
2018		8,703	$10.34	to	$11.24	$93,724	2.61%	0.60%	to	2.35%	-9.68%	to	-8.09%
2017		10,222	$11.25	to	$12.27	$121,086	2.51%	0.60%	to	2.35%	11.90%	to	13.87%
2016		13,105	$9.88	to	$10.81	$137,810	2.51%	0.60%	to	2.35%	3.96%	to	5.89%
2015		15,187	$9.33	to	$10.24	$152,601	2.40%	0.60%	to	2.35%	-5.92%	to	-4.66%
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
Voya Government Liquid Assets Portfolio - Service Class
2018		23,843	$8.48	to	$18.49	$317,669	1.29%	0.75%	to	2.35%	-1.05%	to	0.60%
2017		25,174	$8.57	to	$18.38	$336,322	0.37%	0.75%	to	2.35%	-1.95%	to	-0.33%
2016		33,048	$8.74	to	$18.44	$446,968	—	0.75%	to	2.35%	-2.24%	to	-0.65%
2015		36,642	$8.72	to	$18.56	$503,179	—	0.75%	to	2.35%	-2.30%	to	-0.75%
2014		39,812	$8.77	to	$18.70	$558,683	—	0.75%	to	2.35%	-2.35%	to	-0.74%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Government Liquid Assets Portfolio - Service 2 Class
2018		978	$8.58	to	$9.93	$9,175	1.11%	0.60%	to	2.20%	-1.04%	to	0.61%
2017		1,190	$8.67	to	$9.90	$11,296	0.25%	0.60%	to	2.20%	-1.92%	to	-0.30%
2016		1,083	$8.84	to	$9.99	$10,116	—	0.60%	to	2.20%	-2.10%	to	-0.50%
2015		1,064	$9.03	to	$9.95	$9,975	—	0.60%	to	2.20%	-2.17%	to	-1.42%
2014		812	$9.23	to	$9.87	$7,703	—	1.40%	to	2.20%	-2.22%	to	-1.40%
Voya High Yield Portfolio - Adviser Class
2018		70	$10.16	to	$10.92	$746	5.60%	0.60%	to	1.15%	-4.69%	to	-4.13%
2017		81	$10.66	to	$11.39	$896	5.70%	0.60%	to	1.15%		5.17%
2016		37		$10.83		$395	5.87%		0.60%			13.52%
2015	07/07/2015	2		$9.54		$24	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Service Class
2018		13,103	$16.31	to	$21.72	$248,526	5.78%	0.75%	to	2.35%	-5.50%	to	-3.92%
2017		15,193	$17.25	to	$22.65	$303,623	6.81%	0.75%	to	2.35%	3.70%	to	5.40%
2016		19,111	$16.28	to	$21.52	$366,188	6.65%	0.75%	to	2.35%	11.90%	to	13.71%
2015		21,065	$11.89	to	$18.95	$358,773	6.08%	0.75%	to	2.35%	-4.31%	to	-2.74%
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
Voya Large Cap Growth Portfolio - Adviser Class
2018		70,169	$12.53	to	$20.14	$1,321,041	0.05%	0.60%	to	2.35%	-4.39%	to	-2.67%
2017		81,401	$12.95	to	$20.72	$1,593,395	0.07%	0.60%	to	2.35%	26.00%	to	28.18%
2016		104,566	$10.22	to	$16.18	$1,615,163	—	0.60%	to	2.35%	0.94%	to	2.71%
2015		121,674	$9.95	to	$15.78	$1,851,133	0.01%	0.60%	to	2.35%	3.19%	to	4.92%
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
Voya Large Cap Growth Portfolio - Institutional Class
2018		4	$14.27	to	$14.66	$61	—	0.75%	to	1.35%	-2.79%	to	-2.27%
2017		7	$14.68	to	$14.99	$100	0.64%	0.75%	to	1.35%	27.99%	to	28.87%
2016		7	$11.47	to	$11.64	$80	0.55%	0.75%	to	1.35%	2.50%	to	3.10%
2015		7	$11.19	to	$11.29	$79	—	0.75%	to	1.35%	4.97%	to	5.61%
2014	07/18/2014	8	$10.66	to	$10.69	$87	(a)	0.75%	to	1.35%		(a)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2018		37,634	$14.11	to	$35.68	$1,111,621	0.40%	0.75%	to	2.35%	-4.06%	to	-2.46%
2017		44,052	$14.55	to	$36.58	$1,348,769	0.42%	0.75%	to	2.35%	26.37%	to	28.44%
2016		57,036	$11.40	to	$28.48	$1,372,933	0.30%	0.75%	to	2.35%	1.23%	to	2.93%
2015		67,409	$11.14	to	$27.67	$1,592,102	0.36%	0.75%	to	2.35%	3.62%	to	5.34%
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
Voya Large Cap Growth Portfolio - Service 2 Class
2018		436	$26.04	to	$30.39	$12,351	0.22%	1.40%	to	2.20%	-4.02%	to	-3.22%
2017		492	$27.13	to	$31.40	$14,504	0.26%	1.40%	to	2.20%	26.36%	to	27.38%
2016		620	$21.47	to	$24.65	$14,453	0.12%	1.40%	to	2.20%	1.32%	to	2.15%
2015		722	$21.19	to	$24.13	$16,548	0.25%	1.40%	to	2.20%	3.57%	to	4.41%
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
Voya Large Cap Value Portfolio - Adviser Class
2018		34	$10.56	to	$10.72	$359	1.49%	0.60%	to	1.15%	-9.43%	to	-8.84%
2017		38	$11.65	to	$11.76	$447	2.19%	0.60%	to	1.15%		12.11%
2016		28		$10.49		$298	2.44%		0.60%			12.55%
2015	07/07/2015	11		$9.32		$101	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Value Portfolio - Service Class
2018		36,776	$12.80	to	$17.53	$601,195	1.77%	0.75%	to	2.35%	-10.14%	to	-8.70%
2017		41,939	$14.11	to	$19.23	$758,788	2.05%	0.75%	to	2.35%	10.57%	to	12.36%
2016		54,367	$12.63	to	$17.14	$884,391	2.06%	0.75%	to	2.35%	10.88%	to	12.77%
2015		64,822	$11.27	to	$15.23	$945,068	1.67%	0.75%	to	2.35%	-6.84%	to	-5.38%
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
Voya Limited Maturity Bond Portfolio - Service Class
2018		1,041	$10.62	to	$29.34	$21,661	1.48%	0.50%	to	2.25%	-1.20%	to	0.58%
2017		1,201	$10.64	to	$29.17	$25,111	1.71%	0.50%	to	2.25%	-1.08%	to	0.69%
2016		1,437	$9.91	to	$28.97	$30,117	1.25%	0.50%	to	2.25%	-1.01%	to	0.77%
2015		1,661	$9.99	to	$28.75	$34,939	0.95%	0.50%	to	2.25%	-1.71%	to	0.07%
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Retirement Conservative Portfolio - Adviser Class
2018		29,697	$9.87	to	$11.25	$310,189	1.92%	0.60%	to	2.35%	-5.00%	to	-3.33%
2017		32,691	$10.39	to	$11.67	$357,477	1.39%	0.60%	to	2.35%	5.22%	to	7.11%
2016		39,620	$9.87	to	$10.94	$409,091	1.61%	0.60%	to	2.35%	2.17%	to	4.02%
2015		39,015	$9.66	to	$10.55	$392,007	1.46%	0.60%	to	2.35%	-3.11%	to	-1.77%
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
Voya Retirement Growth Portfolio - Adviser Class
2018		165,782	$10.75	to	$15.21	$2,342,173	1.69%	0.60%	to	2.35%	-9.68%	to	-8.04%
2017		185,585	$11.69	to	$16.59	$2,885,363	1.75%	0.60%	to	2.35%	13.97%	to	15.97%
2016		232,028	$10.08	to	$14.36	$3,147,521	2.19%	0.60%	to	2.35%	4.77%	to	6.67%
2015		269,574	$9.45	to	$13.51	$3,468,340	1.64%	0.60%	to	2.35%	-4.33%	to	-2.95%
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2018		113,710	$10.65	to	$15.13	$1,598,446	1.76%	0.60%	to	2.35%	-8.48%	to	-6.86%
2017		129,250	$11.50	to	$16.31	$1,973,767	1.75%	0.60%	to	2.35%	11.86%	to	13.87%
2016		157,892	$10.11	to	$14.37	$2,142,739	2.15%	0.60%	to	2.35%	4.26%	to	6.20%
2015		183,829	$9.52	to	$13.58	$2,378,233	1.61%	0.60%	to	2.35%	-3.86%	to	-2.58%
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
Voya Retirement Moderate Portfolio - Adviser Class
2018		64,965	$10.47	to	$14.30	$864,522	1.83%	0.60%	to	2.35%	-7.32%	to	-5.72%
2017		73,293	$11.15	to	$15.20	$1,045,513	1.61%	0.60%	to	2.35%	9.20%	to	11.24%
2016		87,858	$10.05	to	$13.73	$1,140,762	1.96%	0.60%	to	2.35%	3.25%	to	5.13%
2015		101,168	$9.56	to	$13.10	$1,263,660	0.85%	0.60%	to	2.35%	-3.85%	to	-2.53%
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2018		73	$9.60	to	$9.64	$707	1.68%	0.60%	to	1.15%	-3.52%	to	-3.02%
2017		73	$9.94	to	$9.95	$725	0.68%	0.60%	to	1.15%		1.53%
2016		51		$9.79		$504	—		0.60%			2.73%
2015	07/07/2015	23		$9.53		$215	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2018		13,753	$10.12	to	$11.85	$148,078	2.11%	0.75%	to	2.35%	-4.35%	to	-2.79%
2017		13,815	$10.58	to	$12.19	$154,571	1.24%	0.75%	to	2.35%	0.06%	to	1.71%
2016		16,576	$10.57	to	$11.98	$184,145	—	0.75%	to	2.35%	1.24%	to	2.83%
2015		17,877	$10.44	to	$11.65	$195,137	1.29%	0.75%	to	2.35%	-4.92%	to	-3.32%
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2018		28	$9.24	to	$10.16	$256	4.17%	0.60%	to	1.15%	-10.09%	to	-9.68%
2017		36	$10.23	to	$11.30	$367	3.34%	0.60%	to	1.15%		9.53%
2016		66		$9.34		$616	0.96%		0.60%			-0.32%
2015	07/07/2015	15		$9.37		$145	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Service Class
2018		4,393	$10.78	to	$14.39	$56,621	5.22%	0.75%	to	2.35%	-10.90%	to	-9.45%
2017		5,015	$11.97	to	$15.92	$72,058	3.51%	0.75%	to	2.35%	7.90%	to	9.67%
2016		6,167	$10.98	to	$14.55	$81,615	1.11%	0.75%	to	2.35%	-1.73%	to	-0.17%
2015		7,173	$11.06	to	$14.60	$96,023	2.99%	0.75%	to	2.35%	-4.00%	to	-2.36%
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2018		58	$12.03	to	$13.34	$734	5.13%	1.40%	to	2.20%	-10.82%	to	-10.11%
2017		64	$13.49	to	$14.84	$902	3.41%	1.40%	to	2.20%	8.01%	to	8.88%
2016		75	$12.49	to	$13.63	$979	0.93%	1.40%	to	2.20%	-1.81%	to	-0.94%
2015		92	$12.72	to	$13.76	$1,206	2.66%	1.40%	to	2.20%	-4.00%	to	-3.23%
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
VY® Clarion Real Estate Portfolio - Adviser Class
2018		62	$9.57	to	$10.03	$591	2.57%	0.60%	to	1.15%	-9.07%	to	-8.60%
2017		70	$10.47	to	$11.03	$731	2.33%	0.60%	to	1.15%	3.67%	to	4.28%
2016		59	$10.04	to	$10.64	$589	1.45%	0.60%	to	1.15%		3.19%
2015	07/07/2015	9		$9.73		$83	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Clarion Real Estate Portfolio - Service Class
2018		1,431	$16.76	to	$137.62	$110,260	2.68%	0.50%	to	2.35%	-9.88%	to	-8.11%
2017		1,626	$18.33	to	$149.77	$138,229	2.12%	0.50%	to	2.35%	2.70%	to	4.65%
2016		2,181	$17.60	to	$143.11	$182,844	1.57%	0.50%	to	2.35%	1.77%	to	3.73%
2015		2,598	$17.05	to	$137.97	$214,739	1.31%	0.50%	to	2.35%	0.52%	to	2.43%
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
VY® Clarion Real Estate Portfolio - Service 2 Class
2018		357	$18.08	to	$35.13	$9,719	2.54%	1.40%	to	2.20%	-9.83%	to	-9.08%
2017		394	$20.05	to	$38.63	$11,908	2.01%	1.40%	to	2.20%	2.72%	to	3.56%
2016		492	$19.52	to	$37.31	$14,584	1.44%	1.40%	to	2.20%	1.77%	to	2.61%
2015		583	$19.18	to	$36.36	$17,040	1.15%	1.40%	to	2.20%	0.52%	to	1.37%
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
VY® Franklin Income Portfolio - Adviser Class
2018		182	$10.54	to	$10.88	$1,945	5.37%	0.60%	to	1.15%	-6.48%	to	-5.96%
2017		186	$11.27	to	$11.57	$2,112	3.00%	0.60%	to	1.15%		9.36%
2016		45		$10.58		$471	6.02%		0.60%			14.63%
2015	07/07/2015	29		$9.23		$265	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Franklin Income Portfolio - Service Class
2018		17,837	$13.94	to	$16.69	$267,955	5.17%	0.95%	to	2.35%	-7.25%	to	-5.92%
2017		21,109	$14.69	to	$17.74	$339,916	4.38%	0.95%	to	2.55%	7.53%	to	9.24%
2016		26,115	$13.57	to	$16.24	$388,268	6.34%	0.95%	to	2.60%	12.61%	to	14.61%
2015		29,930	$11.69	to	$14.18	$391,639	4.70%	0.95%	to	2.60%	-8.78%	to	-7.26%
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
VY® Franklin Income Portfolio - Service 2 Class
2018		317	$13.95	to	$15.46	$4,648	5.08%	1.40%	to	2.20%	-7.25%	to	-6.53%
2017		342	$15.03	to	$16.53	$5,388	4.55%	1.40%	to	2.20%	7.73%	to	8.62%
2016		528	$13.95	to	$15.22	$7,703	6.39%	1.40%	to	2.20%	12.96%	to	13.92%
2015		604	$12.35	to	$13.36	$7,767	4.34%	1.40%	to	2.20%	-8.59%	to	-7.86%
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Growth and Income Portfolio - Adviser Class
2018		94	$10.04	to	$10.94	$1,010	1.11%	0.60%	to	1.15%	-14.84%	to	-14.40%
2017		92	$11.79	to	$12.78	$1,155	2.21%	0.60%	to	1.15%		12.80%
2016		31		$11.33		$348	2.12%		0.60%			18.76%
2015	07/07/2015	14		$9.54		$136	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Service Class
2018		6,486	$16.17	to	$62.35	$260,912	1.44%	0.50%	to	2.35%	-15.61%	to	-14.02%
2017		7,469	$18.93	to	$72.51	$355,649	1.95%	0.50%	to	2.35%	11.23%	to	13.33%
2016		9,221	$16.81	to	$63.99	$394,630	2.07%	0.50%	to	2.35%	17.13%	to	19.32%
2015		9,454	$13.57	to	$53.63	$357,745	3.20%	0.50%	to	2.35%	-5.23%	to	-3.42%
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2018		1,093	$17.15	to	$26.08	$24,265	1.30%	1.40%	to	2.20%	-15.56%	to	-14.91%
2017		1,207	$20.31	to	$30.64	$31,637	1.89%	1.40%	to	2.20%	11.17%	to	12.11%
2016		1,578	$18.27	to	$27.34	$37,281	2.11%	1.40%	to	2.20%	17.19%	to	18.10%
2015		1,870	$15.59	to	$23.15	$37,776	3.06%	1.40%	to	2.20%	-5.23%	to	-4.46%
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2018		142	$10.68	to	$11.41	$1,568	0.35%	0.60%	to	1.15%	-18.03%	to	-17.53%
2017		139	$12.95	to	$13.91	$1,869	0.19%	0.60%	to	1.15%		41.53%
2016		32		$9.15		$289	0.73%		0.60%			12.00%
2015	07/07/2015	7		$8.17		$57	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		12,476	$9.56	to	$26.06	$258,107	0.58%	0.75%	to	2.35%	-18.73%	to	-17.38%
2017		14,486	$11.62	to	$31.56	$366,368	0.48%	0.75%	to	2.35%	39.70%	to	41.91%
2016		16,934	$7.82	to	$22.24	$305,304	1.23%	0.75%	to	2.35%	10.25%	to	12.08%
2015		19,160	$7.05	to	$19.85	$311,161	1.20%	0.75%	to	2.35%	-17.64%	to	-16.27%
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2018		331	$20.39	to	$34.89	$8,933	0.41%	1.40%	to	2.20%	-18.73%	to	-18.10%
2017		363	$25.09	to	$42.59	$12,083	0.30%	1.40%	to	2.20%	39.62%	to	40.78%
2016		502	$17.97	to	$30.26	$12,192	1.03%	1.40%	to	2.20%	10.38%	to	11.29%
2015		612	$16.28	to	$27.19	$13,503	0.99%	1.40%	to	2.20%	-17.82%	to	-17.13%
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2018		113	$10.90	to	$11.16	$1,248	0.08%	0.60%	to	1.15%	-11.81%	to	-11.36%
2017		91	$12.36	to	$12.59	$1,134	0.19%	0.60%	to	1.15%		14.45%
2016		39		$11.00		$429	0.24%		0.60%			20.48%
2015	07/07/2015	18		$9.13		$168	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2018		7,508	$21.04	to	$33.03	$206,900	0.38%	0.90%	to	2.35%	-12.62%	to	-11.33%
2017		7,413	$24.08	to	$37.25	$234,254	0.46%	0.90%	to	2.35%	12.84%	to	14.51%
2016		9,725	$21.34	to	$32.53	$271,473	0.48%	0.90%	to	2.35%	18.75%	to	20.53%
2015		11,229	$17.97	to	$26.99	$262,680	0.21%	0.90%	to	2.35%	-5.97%	to	-4.56%
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2018		658	$21.04	to	$35.83	$19,118	0.19%	1.40%	to	2.20%	-12.62%	to	-11.90%
2017		722	$24.08	to	$40.67	$24,069	0.32%	1.40%	to	2.20%	12.88%	to	13.81%
2016		947	$21.33	to	$35.73	$28,174	0.31%	1.40%	to	2.20%	18.76%	to	19.70%
2015		1,134	$17.96	to	$29.85	$28,391	0.05%	1.40%	to	2.20%	-6.02%	to	-5.21%
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2018		150	$12.39	to	$12.95	$1,906	0.84%	0.60%	to	1.15%	-3.20%	to	-2.70%
2017		143	$12.80	to	$13.31	$1,881	0.87%	0.60%	to	1.15%		24.74%
2016		95		$10.67		$1,011	1.28%		0.60%			4.30%
2015	07/07/2015	10		$10.23		$105	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2018		7,761	$20.48	to	$36.97	$238,037	1.05%	0.90%	to	2.35%	-4.03%	to	-2.58%
2017		8,670	$21.07	to	$37.95	$275,690	1.22%	0.90%	to	2.35%	22.89%	to	24.71%
2016		11,469	$16.13	to	$30.43	$293,868	1.28%	0.90%	to	2.35%	2.84%	to	4.36%
2015		12,600	$15.58	to	$29.16	$313,634	1.81%	0.90%	to	2.35%	3.86%	to	5.39%
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2018		1,141	$24.79	to	$35.69	$34,473	0.87%	1.40%	to	2.20%	-4.06%	to	-3.28%
2017		1,294	$25.84	to	$36.90	$40,730	1.10%	1.40%	to	2.20%	22.92%	to	23.93%
2016		1,689	$21.02	to	$29.77	$43,417	1.12%	1.40%	to	2.20%	2.84%	to	3.69%
2015		1,967	$20.44	to	$28.71	$49,185	1.70%	1.40%	to	2.20%	3.86%	to	4.67%
2014		2,220	$19.68	to	$27.43	$53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2018		2,934	$11.34	to	$12.20	$34,998	2.06%	0.60%	to	1.15%	-1.05%	to	-0.49%
2017		2,820	$11.46	to	$12.26	$33,971	1.11%	0.60%	to	1.15%	13.47%	to	14.05%
2016		1,823	$10.10	to	$10.75	$19,599	1.60%	0.60%	to	1.15%		6.97%
2015	07/07/2015	580		$10.05		$5,827	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		35,838	$20.48	to	$117.60	$2,189,453	2.10%	0.75%	to	2.35%	-1.83%	to	-0.27%
2017		39,763	$20.65	to	$117.95	$2,478,134	1.15%	0.75%	to	2.35%	12.37%	to	14.23%
2016		46,595	$17.05	to	$103.30	$2,644,523	1.31%	0.75%	to	2.35%	5.52%	to	7.27%
2015		50,166	$16.14	to	$96.38	$2,707,496	1.26%	0.75%	to	2.35%	2.78%	to	4.44%
2014		53,376	$15.69	to	$92.34	$2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2018		1,762	$21.94	to	$34.33	$51,188	2.02%	1.40%	to	2.20%	-1.88%	to	-1.07%
2017		1,894	$22.36	to	$34.70	$55,843	0.98%	1.40%	to	2.20%	12.43%	to	13.35%
2016		2,397	$19.89	to	$30.61	$63,009	1.11%	1.40%	to	2.20%	5.52%	to	6.32%
2015		2,841	$18.85	to	$28.79	$70,737	1.08%	1.40%	to	2.20%	2.78%	to	3.64%
2014		3,244	$18.34	to	$27.78	$78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2018		101	$10.63	to	$11.21	$1,102	1.87%	0.60%	to	1.15%	-10.75%	to	-10.25%
2017		103	$11.91	to	$12.49	$1,257	2.30%	0.60%	to	1.15%		15.22%
2016		34		$10.84		$370	2.66%		0.60%			17.57%
2015	07/07/2015	14		$9.22		$128	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		9,652	$16.15	to	$68.43	$385,400	2.09%	0.50%	to	2.35%	-11.44%	to	-9.77%
2017		10,887	$18.01	to	$75.84	$491,685	1.90%	0.50%	to	2.35%	13.50%	to	15.65%
2016		14,382	$15.68	to	$65.58	$564,297	2.18%	0.50%	to	2.35%	16.00%	to	18.18%
2015		15,694	$12.22	to	$55.49	$533,538	1.99%	0.50%	to	2.35%	-9.07%	to	-7.36%
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2018		680	$16.26	to	$24.50	$14,247	2.01%	1.40%	to	2.20%	-11.44%	to	-10.71%
2017		745	$18.36	to	$27.44	$17,655	1.81%	1.40%	to	2.20%	13.54%	to	14.43%
2016		974	$16.17	to	$23.98	$20,422	2.03%	1.40%	to	2.20%	16.00%	to	16.92%
2015		1,117	$13.94	to	$20.51	$20,224	1.93%	1.40%	to	2.20%	-9.13%	to	-8.36%
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2018		53	$10.06	to	$10.56	$547	1.83%	0.60%	to	1.15%	-15.45%	to	-14.96%
2017		36	$11.83	to	$12.49	$439	0.54%	0.60%	to	1.15%		26.66%
2016		14		$9.34		$128	1.75%		0.60%			0.97%
2015	07/07/2015	3		$9.25		$23	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price International Stock Portfolio - Service Class
2018		7,905	$9.56	to	$17.08	$118,120	1.81%	0.75%	to	2.35%	-16.15%	to	-14.79%
2017		8,511	$11.28	to	$20.07	$150,777	1.19%	0.75%	to	2.35%	24.86%	to	26.91%
2016		9,527	$8.94	to	$15.84	$134,555	1.44%	0.75%	to	2.60%	-0.69%	to	1.18%
2015		10,572	$8.90	to	$15.69	$148,903	0.99%	0.75%	to	2.60%	-3.55%	to	-1.69%
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2018		4,857	$11.91	to	$34.87	$121,282	2.69%	0.80%	to	2.35%	-16.38%	to	-15.05%
2017		5,485	$14.07	to	$41.04	$163,774	1.63%	0.80%	to	2.35%	15.44%	to	17.28%
2016		6,915	$12.04	to	$35.00	$177,409	3.58%	0.80%	to	2.35%	8.29%	to	9.99%
2015		8,138	$10.98	to	$31.82	$192,255	2.69%	0.80%	to	2.35%	-9.71%	to	-8.30%
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
VY® Templeton Global Growth Portfolio - Service 2 Class
2018		122	$13.12	to	$21.55	$2,206	2.45%	1.40%	to	2.20%	-16.38%	to	-15.72%
2017		143	$15.69	to	$25.57	$3,008	1.63%	1.40%	to	2.20%	15.45%	to	16.40%
2016		159	$13.59	to	$21.96	$2,979	3.61%	1.40%	to	2.20%	8.29%	to	9.15%
2015		197	$12.55	to	$20.12	$3,400	2.51%	1.40%	to	2.20%	-9.78%	to	-9.00%
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
Voya Global Bond Portfolio - Adviser Class
2018		52	$10.20	to	$10.57	$539	3.52%	0.60%	to	1.15%	-3.59%	to	-2.94%
2017		40	$10.58	to	$10.89	$428	2.01%	0.60%	to	1.15%		8.36%
2016		20		$10.05		$201	1.60%		0.60%			5.24%
2015	07/07/2015	5		$9.55		$49	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Bond Portfolio - Service Class
2018		255	$13.56	to	$14.74	$3,612	3.61%	0.75%	to	1.35%	-3.49%	to	-2.90%
2017		255	$14.05	to	$15.18	$3,760	2.29%	0.75%	to	1.35%	7.83%	to	8.51%
2016		285	$13.03	to	$13.99	$3,875	1.57%	0.75%	to	1.35%	4.57%	to	5.19%
2015		319	$12.46	to	$13.30	$4,143	—	0.75%	to	1.35%	-5.82%	to	-5.20%
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
Voya Solution 2025 Portfolio - Adviser Class
2018		40	$10.74	to	$10.76	$431	1.69%	0.60%	to	1.15%	-7.09%	to	-6.52%
2017		45	$11.51	to	$11.56	$518	1.53%	0.60%	to	1.15%		14.30%
2016		35		$10.07		$356	2.86%		0.60%			4.90%
2015	07/07/2015	4		$9.60		$40	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2018		795	$15.81	to	$17.18	$13,131	2.08%	0.75%	to	1.35%	-7.00%	to	-6.43%
2017		895	$17.00	to	$18.36	$15,848	1.99%	0.75%	to	1.35%	13.71%	to	14.39%
2016		983	$14.95	to	$16.04	$15,258	2.11%	0.75%	to	1.35%	4.47%	to	5.04%
2015		1,111	$14.31	to	$15.27	$16,464	3.15%	0.75%	to	1.35%	-1.45%	to	-0.84%
2014		1,220	$14.52	to	$15.40	$18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
Voya Solution 2035 Portfolio - Adviser Class
2018		21	$10.79	to	$10.89	$230	2.03%	0.60%	to	1.15%	-9.63%	to	-9.02%
2017		14	$11.86	to	$12.05	$165	0.68%	0.60%	to	1.15%		18.48%
2016		4		$10.01		$43	2.16%		0.60%			5.37%
2015	07/07/2015	2		$9.50		$20	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2035 Portfolio - Service Class
2018		430	$16.67	to	$18.11	$7,448	1.78%	0.75%	to	1.35%	-9.60%	to	-9.04%
2017		468	$18.44	to	$19.91	$8,959	1.56%	0.75%	to	1.35%	17.83%	to	18.51%
2016		495	$15.65	to	$16.80	$8,012	2.03%	0.75%	to	1.35%	4.82%	to	5.46%
2015		541	$14.93	to	$15.93	$8,332	3.19%	0.75%	to	1.35%	-1.84%	to	-1.24%
2014		605	$15.21	to	$16.13	$9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
Voya Solution 2045 Portfolio - Adviser Class
2018		7	$10.66	to	$10.84	$72	1.41%	0.60%	to	1.15%	-11.58%	to	-11.02%
2017		6	$11.98	to	$12.26	$70	0.60%	0.60%	to	1.15%		20.16%
2016		3		$9.97		$25	0.95%		0.60%			5.50%
2015	07/07/2015	1		$9.45		$13	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2045 Portfolio - Service Class
2018		46	$17.00	to	$17.85	$794	1.35%	1.00%	to	1.35%	-11.46%	to	-11.11%
2017		51	$19.20	to	$20.08	$989	1.13%	1.00%	to	1.35%	19.63%	to	20.02%
2016		56	$16.05	to	$17.23	$908	1.58%	0.75%	to	1.35%	4.97%	to	5.58%
2015		61	$15.29	to	$16.32	$956	3.08%	0.75%	to	1.35%	-2.30%	to	-1.69%
2014		62	$15.65	to	$16.60	$989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Solution 2055 Portfolio - Adviser Class
2018		8	$10.67	to	$10.86	$89	1.06%	0.60%	to	1.15%	-11.71%	to	-11.31%
2017		8	$12.03	to	$12.30	$99	1.25%	0.60%	to	1.15%		20.66%
2016		—		$9.97		$1	1.14%		0.60%			5.50%
2015	07/07/2015	—		$9.45		$1	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Income Portfolio - Adviser Class
2018		73	$10.37	to	$10.47	$766	1.78%	0.60%	to	1.15%	-4.34%	to	-3.86%
2017		54	$10.84	to	$10.89	$583	1.77%	0.60%	to	1.15%		8.47%
2016		66		$10.04		$662	1.50%		0.60%			3.61%
2015	07/07/2015	24		$9.69		$231	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution Income Portfolio - Service Class
2018		900	$14.41	to	$15.66	$13,547	2.39%	0.75%	to	1.35%	-4.38%	to	-3.75%
2017		1,096	$15.07	to	$16.27	$17,211	2.30%	0.75%	to	1.35%	7.87%	to	8.47%
2016		1,147	$13.97	to	$15.00	$16,646	1.09%	0.75%	to	1.35%	3.02%	to	3.66%
2015		1,242	$13.56	to	$14.47	$17,422	1.39%	0.75%	to	1.35%	-1.24%	to	-0.62%
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
Voya Solution Moderately Aggressive Portfolio - Service Class
2018		49,143	$10.14	to	$10.71	$510,312	1.81%	0.75%	to	2.35%	-11.29%	to	-9.85%
2017		55,830	$11.43	to	$11.88	$649,025	1.39%	0.75%	to	2.35%	15.35%	to	17.24%
2016		63,965	$9.91	to	$10.13	$640,172	1.19%	0.75%	to	2.35%	3.76%	to	5.41%
2015	08/14/2015	72,872	$9.55	to	$9.62	$698,643	(b)	0.75%	to	2.35%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2018		99	$9.94	to	$10.95	$1,050	0.85%	0.60%	to	1.15%	-15.48%	to	-15.05%
2017		103	$11.76	to	$12.89	$1,291	1.06%	0.60%	to	1.15%		10.27%
2016		57		$11.69		$671	1.25%		0.60%			22.92%
2015	07/07/2015	11		$9.51		$102	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		66	$31.65	to	$35.04	$2,269	1.00%	0.75%	to	1.35%	-15.51%	to	-14.99%
2017		72	$37.36	to	$41.32	$2,920	1.06%	0.75%	to	1.35%	9.63%	to	10.28%
2016		73	$33.99	to	$37.56	$2,711	1.35%	0.75%	to	1.35%	22.38%	to	23.15%
2015		63	$27.71	to	$30.58	$1,898	1.55%	0.75%	to	1.35%	-3.08%	to	-2.48%
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
VY® Baron Growth Portfolio - Adviser Class
2018		97	$11.60	to	$12.59	$1,156	—	0.60%	to	1.15%	-3.23%	to	-2.68%
2017		84	$11.92	to	$13.01	$1,022	0.51%	0.60%	to	1.15%		27.08%
2016		55		$9.38		$517	—		0.60%			4.45%
2015	07/07/2015	29		$8.98		$262	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Baron Growth Portfolio - Service Class
2018		10,816	$21.19	to	$38.81	$261,278	—	0.75%	to	2.35%	-4.18%	to	-2.63%
2017		11,986	$21.85	to	$39.86	$300,731	0.81%	0.75%	to	2.35%	25.19%	to	27.24%
2016		14,489	$17.24	to	$31.33	$288,979	—	0.75%	to	2.35%	2.86%	to	4.54%
2015		17,585	$15.85	to	$29.97	$338,720	0.24%	0.75%	to	2.35%	-7.28%	to	-5.73%
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
VY® Columbia Contrarian Core Portfolio - Adviser Class
2018		66	$10.96	to	$11.59	$750	0.79%	0.60%	to	1.15%	-10.31%	to	-9.81%
2017		121	$12.22	to	$12.85	$1,541	0.85%	0.60%	to	1.15%		20.66%
2016		104		$10.65		$1,104	3.38%		0.60%			7.47%
2015	07/07/2015	64		$9.91		$632	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Columbia Contrarian Core Portfolio - Service Class
2018		11,883	$15.53	to	$24.53	$200,077	0.90%	0.75%	to	2.35%	-11.10%	to	-9.67%
2017		13,587	$17.07	to	$27.23	$256,166	0.98%	0.75%	to	2.55%	18.49%	to	20.67%
2016		16,645	$14.30	to	$22.62	$263,008	3.36%	0.75%	to	2.60%	5.54%	to	7.59%
2015		18,535	$13.55	to	$21.08	$275,055	0.84%	0.75%	to	2.60%	0.30%	to	2.21%
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2018		75	$9.77	to	$10.24	$750	—	0.60%	to	1.15%	-18.92%	to	-18.47%
2017		82	$12.05	to	$12.56	$1,006	0.13%	0.60%	to	1.15%	9.45%	to	9.98%
2016		40	$11.01	to	$11.42	$456	0.07%	0.60%	to	1.15%		22.66%
2015	07/07/2015	18		$9.31		$172	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Columbia Small Cap Value II Portfolio - Service Class
2018		4,380	$14.15	to	$18.48	$67,084	0.26%	0.95%	to	2.35%	-19.74%	to	-18.55%
2017		4,846	$17.62	to	$22.69	$91,882	0.29%	0.95%	to	2.35%	8.36%	to	9.87%
2016		6,342	$16.27	to	$20.67	$110,405	0.25%	0.95%	to	2.35%	20.79%	to	22.51%
2015		7,507	$13.47	to	$16.88	$107,497	0.32%	0.95%	to	2.35%	-5.21%	to	-3.86%
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
VY® Invesco Comstock Portfolio - Service Class
2018		7,392	$16.06	to	$25.03	$145,139	1.33%	0.75%	to	2.35%	-14.48%	to	-13.04%
2017		8,096	$18.75	to	$28.86	$185,178	1.10%	0.75%	to	2.35%	14.93%	to	16.79%
2016		10,319	$16.29	to	$24.77	$204,604	2.29%	0.75%	to	2.35%	15.07%	to	16.91%
2015		12,339	$13.77	to	$21.24	$211,413	2.19%	0.75%	to	2.35%	-8.21%	to	-6.67%
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
VY® Invesco Equity and Income Portfolio - Adviser Class
2018		107	$10.06	to	$10.74	$1,116	1.56%	0.60%	to	1.15%	-10.97%	to	-10.43%
2017		113	$11.30	to	$11.99	$1,326	1.65%	0.60%	to	1.15%		9.70%
2016		58		$10.93		$633	2.50%		0.60%			13.97%
2015	07/07/2015	13		$9.59		$122	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Equity and Income Portfolio - Initial Class
2018		40	$19.76	to	$21.02	$834	2.02%	0.75%	to	1.20%	-10.55%	to	-10.17%
2017		45	$22.09	to	$23.40	$1,051	1.99%	0.75%	to	1.20%	9.57%	to	10.07%
2016		58	$20.16	to	$21.26	$1,227	1.95%	0.75%	to	1.20%	13.90%	to	14.42%
2015		65	$17.70	to	$18.58	$1,211	2.01%	0.75%	to	1.20%	-3.23%	to	-2.77%
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Invesco Equity and Income Portfolio - Service Class
2018		22,801	$15.69	to	$24.17	$406,188	1.70%	0.50%	to	2.35%	-11.77%	to	-10.13%
2017		26,356	$17.59	to	$27.03	$529,340	1.57%	0.50%	to	2.35%	8.01%	to	10.06%
2016		32,799	$14.99	to	$24.68	$605,474	1.68%	0.50%	to	2.35%	12.30%	to	14.42%
2015		39,336	$13.30	to	$21.68	$642,455	1.89%	0.50%	to	2.35%	-4.64%	to	-2.82%
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
VY® Invesco Equity and Income Portfolio - Service 2 Class
2018		27,692	$11.00	to	$11.89	$314,791	1.57%	0.80%	to	2.35%	-11.93%	to	-10.47%
2017		31,912	$12.49	to	$13.28	$409,131	1.38%	0.80%	to	2.35%	7.86%	to	9.57%
2016		36,700	$11.58	to	$12.12	$433,223	1.63%	0.80%	to	2.35%	12.21%	to	13.91%
2015		40,938	$10.32	to	$10.64	$428,229	1.82%	0.80%	to	2.35%	-4.80%	to	-3.18%
2014	07/21/2014	46,380	$10.84	to	$10.99	$505,717	(a)	0.80%	to	2.35%	(a)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2018		181	$10.06	to	$10.34	$1,841	1.00%	0.60%	to	1.15%	-13.35%	to	-12.89%
2017		166	$11.61	to	$11.87	$1,945	0.50%	0.60%	to	1.15%		12.73%
2016		75		$10.53		$791	0.66%		0.60%			13.71%
2015	07/07/2015	26		$9.26		$237	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		4,218	$17.16	to	$35.15	$92,097	1.09%	0.75%	to	2.35%	-14.29%	to	-12.84%
2017		4,879	$20.02	to	$40.33	$123,187	0.54%	0.75%	to	2.35%	11.05%	to	12.87%
2016		6,423	$18.02	to	$35.73	$143,736	0.62%	0.75%	to	2.35%	12.00%	to	13.83%
2015		7,838	$16.09	to	$31.39	$155,664	0.57%	0.75%	to	2.35%	-5.35%	to	-3.74%
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
VY® Oppenheimer Global Portfolio - Adviser Class
2018		91	$10.86	to	$11.46	$1,004	1.25%	0.60%	to	1.15%	-14.61%	to	-14.15%
2017		84	$12.65	to	$13.42	$1,075	0.52%	0.60%	to	1.15%		35.01%
2016		54		$9.37		$507	0.61%		0.60%			-0.85%
2015	07/07/2015	81		$9.45		$769	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® Oppenheimer Global Portfolio - Initial Class
2018		114	$20.10	to	$23.91	$2,562	1.48%	0.75%	to	2.00%	-14.94%	to	-13.84%
2017		139	$23.63	to	$27.75	$3,668	1.06%	0.75%	to	2.00%	33.81%	to	35.50%
2016		171	$17.66	to	$20.48	$3,341	1.18%	0.75%	to	2.00%	-1.78%	to	-0.53%
2015		193	$17.98	to	$20.59	$3,810	1.44%	0.75%	to	2.00%	2.04%	to	3.31%
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
VY® Oppenheimer Global Portfolio - Service Class
2018		5,777	$15.67	to	$28.21	$120,046	1.38%	0.75%	to	2.35%	-15.43%	to	-14.03%
2017		7,034	$18.30	to	$32.90	$170,930	0.92%	0.75%	to	2.55%	32.69%	to	35.10%
2016		6,396	$13.60	to	$24.41	$118,932	0.87%	0.75%	to	2.55%	-2.58%	to	-0.77%
2015		8,511	$13.76	to	$24.67	$160,403	1.39%	0.75%	to	2.55%	1.22%	to	3.05%
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2018		64	$10.86	to	$10.96	$696	—	0.60%	to	1.15%	-4.90%	to	-4.36%
2017	06/06/2017	65	$11.42	to	$11.46	$744	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		194	$28.12	to	$35.13	$6,589	—	0.75%	to	1.35%	-4.75%	to	-4.17%
2017		238	$29.44	to	$36.75	$8,484	0.46%	0.75%	to	1.35%	22.78%	to	23.51%
2016		270	$23.92	to	$29.82	$7,836	0.09%	0.75%	to	1.35%	5.72%	to	6.37%
2015		291	$22.56	to	$28.11	$7,955	—	0.75%	to	1.35%	0.34%	to	0.98%
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2018		228	$12.87	to	$13.26	$3,000	—	0.60%	to	1.15%	-2.72%	to	-2.14%
2017		216	$13.23	to	$13.55	$2,915	—	0.60%	to	1.15%		32.07%
2016		190		$10.26		$1,946	—		0.60%			0.39%
2015	07/07/2015	106		$10.22		$1,081	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		12,209	$19.35	to	$35.45	$256,356	0.05%	0.75%	to	2.35%	-3.64%	to	-2.07%
2017		12,833	$20.08	to	$36.29	$278,211	—	0.75%	to	2.35%	30.14%	to	32.28%
2016		14,682	$15.43	to	$27.51	$242,913	—	0.75%	to	2.35%	-1.15%	to	0.46%
2015		18,678	$15.61	to	$27.44	$310,644	—	0.75%	to	2.35%	7.95%	to	9.71%
2014		15,938	$14.46	to	$25.08	$245,087	—	0.75%	to	2.35%	5.86%	to	7.64%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2018		61	$9.30	to	$10.13	$604	1.70%	0.60%	to	1.15%	-16.35%	to	-15.84%
2017		58	$11.05	to	$12.11	$688	0.52%	0.60%	to	1.15%		21.03%
2016		15		$9.13		$138	3.99%		0.60%			0.66%
2015	07/07/2015	7		$9.07		$66	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
VY® Templeton Foreign Equity Portfolio - Service Class
2018		27,902	$9.06	to	$12.25	$289,679	1.88%	0.75%	to	2.35%	-17.15%	to	-15.80%
2017		30,335	$10.80	to	$14.58	$378,239	1.81%	0.75%	to	2.35%	19.22%	to	21.10%
2016		38,104	$8.95	to	$12.08	$396,763	3.06%	0.75%	to	2.35%	-0.81%	to	0.83%
2015		44,725	$8.53	to	$12.00	$466,571	3.70%	0.75%	to	2.35%	-5.83%	to	-4.29%
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
Voya Strategic Allocation Conservative Portfolio - Class S
2018		88	$19.08	to	$20.73	$1,760	2.34%	0.75%	to	1.35%	-5.54%	to	-5.00%
2017		103	$20.20	to	$21.82	$2,174	2.28%	0.75%	to	1.35%	8.66%	to	9.37%
2016		114	$18.59	to	$19.95	$2,204	2.66%	0.75%	to	1.35%	4.09%	to	4.67%
2015		126	$17.86	to	$19.06	$2,327	2.63%	0.75%	to	1.35%	-1.76%	to	-1.14%
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
Voya Strategic Allocation Growth Portfolio - Class S
2018		28	$22.54	to	$24.49	$638	2.00%	0.75%	to	1.35%	-9.73%	to	-9.20%
2017		34	$24.97	to	$26.96	$865	1.78%	0.75%	to	1.35%	15.98%	to	16.70%
2016		34	$21.53	to	$23.11	$754	2.35%	0.75%	to	1.35%	5.18%	to	5.82%
2015		35	$20.47	to	$21.84	$733	2.57%	0.75%	to	1.35%	-2.71%	to	-2.11%
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class S
2018		37	$20.85	to	$22.65	$807	2.72%	0.75%	to	1.35%	-7.58%	to	-7.02%
2017		53	$22.56	to	$24.36	$1,250	1.66%	0.75%	to	1.35%	12.74%	to	13.41%
2016		54	$20.01	to	$21.47	$1,126	2.36%	0.75%	to	1.35%	4.87%	to	5.50%
2015		56	$19.08	to	$20.35	$1,106	2.79%	0.75%	to	1.35%	-2.20%	to	-1.64%
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
Voya Growth and Income Portfolio - Class A
2018		44,119	$11.46	to	$18.44	$751,046	1.35%	0.60%	to	2.35%	-7.16%	to	-5.47%
2017		50,579	$12.19	to	$19.53	$921,461	1.27%	0.60%	to	2.35%	17.04%	to	19.07%
2016		63,421	$10.28	to	$16.42	$981,920	1.48%	0.60%	to	2.35%	6.65%	to	8.55%
2015		73,368	$9.47	to	$15.15	$1,058,329	1.51%	0.60%	to	2.35%	-4.12%	to	-2.57%
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
Voya Growth and Income Portfolio - Class I
2018		36	$14.75	to	$16.71	$550	1.83%	0.95%	to	1.95%	-6.29%	to	-5.38%
2017		40	$15.74	to	$17.72	$653	1.68%	0.95%	to	1.95%	17.99%	to	19.26%
2016		51	$13.31	to	$14.91	$706	1.92%	0.95%	to	2.00%	7.51%	to	8.71%
2015		58	$12.38	to	$13.75	$735	2.02%	0.95%	to	2.00%	-3.36%	to	-2.37%
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
Voya Growth and Income Portfolio - Class S
2018		26,343	$14.35	to	$28.90	$407,495	1.56%	0.75%	to	2.35%	-6.94%	to	-5.40%
2017		30,016	$15.42	to	$30.55	$496,239	1.46%	0.75%	to	2.35%	17.26%	to	19.15%
2016		38,388	$13.15	to	$25.64	$537,774	1.66%	0.75%	to	2.35%	6.91%	to	8.64%
2015		45,173	$12.30	to	$23.60	$588,326	1.69%	0.75%	to	2.35%	-3.98%	to	-2.40%
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
Voya Euro STOXX 50® Index Portfolio - Class A
2018		1,818	$8.11	to	$9.24	$15,530	2.58%	0.95%	to	2.35%	-18.41%	to	-17.27%
2017		2,160	$9.94	to	$11.17	$22,535	3.20%	0.95%	to	2.35%	20.92%	to	22.61%
2016		2,347	$8.22	to	$9.10	$20,087	1.85%	0.95%	to	2.35%	-2.14%	to	-0.87%
2015		3,448	$8.40	to	$9.18	$30,010	3.56%	0.95%	to	2.35%	-6.87%	to	-5.56%
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya FTSE 100® Index Portfolio - Class A
2018		360	$10.47	to	$11.94	$3,998	5.51%	0.95%	to	2.35%	-16.31%	to	-15.08%
2017		368	$12.51	to	$14.06	$4,862	3.06%	0.95%	to	2.35%	18.74%	to	20.45%
2016		387	$10.54	to	$11.67	$4,267	4.59%	0.95%	to	2.35%	-3.92%	to	-2.67%
2015		504	$10.97	to	$11.99	$5,745	6.42%	0.95%	to	2.35%	-9.41%	to	-8.05%
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
Voya Global Equity Portfolio - Class A
2018		2	$10.70	to	$11.17	$19	4.35%	0.60%	to	1.15%	-10.28%	to	-9.78%
2017		2	$11.86	to	$12.45	$27	2.74%	0.60%	to	1.15%		22.39%
2016		2		$9.69		$15	1.22%		0.60%			4.87%
2015	07/07/2015	—		$9.24		$4	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Equity Portfolio - Class S
2018		31,609	$9.97	to	$11.91	$338,627	4.56%	0.75%	to	2.35%	-11.22%	to	-9.77%
2017		36,063	$11.23	to	$13.20	$432,631	2.13%	0.75%	to	2.35%	20.49%	to	22.56%
2016		44,654	$9.32	to	$10.77	$441,417	2.56%	0.75%	to	2.35%	3.30%	to	4.97%
2015		53,150	$9.02	to	$10.26	$505,332	0.64%	0.75%	to	2.35%	-4.75%	to	-3.21%
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
Voya Global Equity Portfolio - Class T
2018		2,961	$9.48	to	$10.02	$28,724	3.56%	0.95%	to	2.35%	-11.57%	to	-10.22%
2017		3,299	$10.72	to	$11.16	$35,968	1.79%	0.95%	to	2.35%	20.04%	to	21.72%
2016		4,266	$8.93	to	$9.17	$38,502	2.30%	0.95%	to	2.35%	2.88%	to	4.44%
2015	03/09/2015	5,793	$8.68	to	$8.78	$50,512	(b)	0.95%	to	2.35%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Hang Seng Index Portfolio - Class S
2018		1,371	$15.13	to	$17.37	$21,891	4.93%	0.95%	to	2.35%	-13.64%	to	-12.41%
2017		1,607	$17.52	to	$19.82	$29,577	0.81%	0.95%	to	2.35%	36.13%	to	38.00%
2016		1,814	$12.87	to	$14.36	$24,432	4.41%	0.95%	to	2.35%	0.63%	to	2.06%
2015		2,224	$12.79	to	$14.07	$29,591	3.25%	0.95%	to	2.35%	-7.45%	to	-6.14%
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Index Plus LargeCap Portfolio - Class S
2018		6,101	$16.63	to	$26.28	$114,697	1.02%	0.75%	to	2.35%	-9.21%	to	-7.74%
2017		4,532	$18.30	to	$28.56	$94,364	1.41%	0.75%	to	2.35%	21.38%	to	23.37%
2016		5,820	$14.54	to	$23.21	$98,706	1.42%	0.75%	to	2.35%	7.40%	to	9.17%
2015		6,664	$13.49	to	$21.31	$104,070	1.36%	0.75%	to	2.35%	-1.73%	to	-0.17%
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
Voya Index Plus MidCap Portfolio - Class S
2018		2,684	$17.06	to	$28.58	$59,709	0.80%	0.75%	to	2.35%	-16.56%	to	-15.17%
2017		3,004	$20.21	to	$33.77	$79,590	1.08%	0.75%	to	2.55%	10.40%	to	12.44%
2016		4,011	$16.81	to	$30.11	$94,919	0.74%	0.75%	to	2.55%	14.87%	to	16.95%
2015		4,563	$14.56	to	$25.81	$92,995	0.68%	0.75%	to	2.55%	-4.55%	to	-2.80%
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
Voya Index Plus SmallCap Portfolio - Class S
2018		2,169	$16.43	to	$28.70	$46,564	0.65%	0.75%	to	2.35%	-14.65%	to	-13.29%
2017		2,398	$19.25	to	$33.09	$60,019	0.64%	0.75%	to	2.55%	6.84%	to	8.81%
2016		3,311	$16.55	to	$30.42	$76,756	0.58%	0.75%	to	2.55%	23.83%	to	26.07%
2015		3,822	$13.30	to	$24.13	$70,840	0.65%	0.75%	to	2.55%	-5.93%	to	-4.21%
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
Voya International Index Portfolio - Class A
2018		52,059	$9.22	to	$10.57	$495,552	2.40%	0.60%	to	2.35%	-16.18%	to	-14.67%
2017		58,229	$11.00	to	$12.44	$656,783	2.04%	0.60%	to	2.35%	21.27%	to	23.45%
2016		71,179	$9.07	to	$9.51	$657,808	2.62%	0.60%	to	2.35%	-1.95%	to	-0.22%
2015		81,730	$9.24	to	$9.54	$765,728	—	0.60%	to	2.35%	-3.75%	to	-2.25%
2014	02/10/2014	91,288	$9.61	to	$9.76	$882,816	(a)	0.75%	to	2.35%		(a)
Voya International Index Portfolio - Class S
2018		2,198	$8.19	to	$17.69	$19,635	2.63%	0.75%	to	2.35%	-15.91%	to	-14.50%
2017		2,555	$9.74	to	$20.69	$26,966	2.24%	0.75%	to	2.35%	21.60%	to	23.60%
2016		3,386	$8.01	to	$16.74	$29,139	2.92%	0.75%	to	2.35%	-1.84%	to	-0.24%
2015		4,078	$8.16	to	$16.78	$35,459	2.90%	0.75%	to	2.35%	-3.32%	to	-1.81%
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Japan TOPIX® Index Portfolio - Class A
2018		539	$12.02	to	$13.63	$6,808	2.03%	1.00%	to	2.35%	-16.82%	to	-15.71%
2017		699	$14.45	to	$16.17	$10,601	1.41%	1.00%	to	2.35%	22.46%	to	24.10%
2016		823	$11.80	to	$13.07	$10,133	0.75%	0.95%	to	2.35%	0.51%	to	1.96%
2015		1,827	$11.74	to	$12.82	$22,157	1.12%	0.95%	to	2.35%	7.90%	to	9.39%
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2018		7,040	$12.90	to	$34.88	$218,468	0.87%	0.60%	to	2.35%	-3.53%	to	-1.85%
2017		7,757	$13.21	to	$35.58	$248,176	1.01%	0.60%	to	2.35%	27.85%	to	30.14%
2016		8,941	$10.80	to	$27.38	$224,178	1.13%	0.60%	to	2.35%	3.83%	to	5.68%
2015		9,757	$10.22	to	$25.95	$235,492	—	0.60%	to	2.35%	4.82%	to	6.57%
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
Voya Russell™ Large Cap Index Portfolio - Class A
2018		187	$10.86	to	$10.96	$2,033	1.18%	0.60%	to	1.15%	-4.99%	to	-4.45%
2017	04/28/2017	118	$11.43	to	$11.47	$1,349	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Voya Russell™ Large Cap Index Portfolio - Class S
2018		19,370	$16.85	to	$30.92	$349,036	1.42%	0.80%	to	2.35%	-5.97%	to	-4.46%
2017		20,834	$17.91	to	$32.39	$397,452	1.42%	0.80%	to	2.35%	19.39%	to	21.29%
2016		25,292	$15.00	to	$26.73	$401,932	1.65%	0.80%	to	2.35%	8.07%	to	9.82%
2015		27,021	$13.88	to	$24.36	$394,456	1.41%	0.80%	to	2.35%	-0.57%	to	0.98%
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2018		3	$11.39	to	$11.45	$40	3.39%	1.25%	to	1.40%	-7.92%	to	-7.74%
2017		6	$12.37	to	$12.41	$78	2.02%	1.25%	to	1.40%	11.84%	to	12.00%
2016		7	$11.05	to	$11.08	$74	1.27%	1.25%	to	1.40%	13.92%	to	14.23%
2015	08/14/2015	9		$9.70		$83	(b)	1.25%	to	1.40%		(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2018		8,531	$10.74	to	$25.76	$193,129	2.10%	0.60%	to	2.35%	-9.08%	to	-7.41%
2017		9,712	$11.67	to	$27.92	$240,301	1.88%	0.60%	to	2.35%	10.58%	to	12.51%
2016		11,927	$11.01	to	$24.90	$267,245	1.36%	0.60%	to	2.35%	12.56%	to	14.66%
2015		13,193	$9.62	to	$21.80	$262,200	—	0.60%	to	2.35%	-6.02%	to	-4.72%
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		7,112	$27.69	to	$31.95	$208,853	0.44%	0.90%	to	2.35%	-7.61%	to	-6.22%
2017		7,694	$29.96	to	$34.07	$243,426	0.68%	0.90%	to	2.35%	21.43%	to	23.24%
2016		9,694	$24.67	to	$27.65	$250,790	0.68%	0.90%	to	2.35%	4.27%	to	5.86%
2015		10,648	$23.66	to	$26.12	$262,861	0.70%	0.90%	to	2.35%	-3.11%	to	-1.66%
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
Voya Russell™ Mid Cap Index Portfolio - Class A
2018		290	$10.79	to	$10.81	$3,128	1.01%	0.60%	to	1.15%	-10.81%	to	-10.38%
2017		299	$12.04	to	$12.12	$3,611	0.83%	0.60%	to	1.15%		16.67%
2016		165		$10.32		$1,697	0.70%		0.60%			12.17%
2015	07/07/2015	50		$9.20		$459	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya Russell™ Mid Cap Index Portfolio - Class S
2018		8,839	$16.81	to	$19.59	$158,292	1.21%	0.95%	to	2.35%	-11.71%	to	-10.43%
2017		9,775	$19.04	to	$21.86	$197,217	1.25%	0.95%	to	2.35%	14.91%	to	16.58%
2016		13,179	$16.57	to	$18.76	$229,870	1.00%	0.95%	to	2.35%	10.47%	to	12.07%
2015		12,172	$15.00	to	$16.74	$191,278	1.19%	0.95%	to	2.35%	-5.30%	to	-4.01%
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
Voya Russell™ Small Cap Index Portfolio - Class A
2018		215	$10.64	to	$10.80	$2,310	0.72%	0.60%	to	1.15%	-12.64%	to	-12.20%
2017		199	$12.18	to	$12.30	$2,440	0.56%	0.60%	to	1.15%	12.26%	to	12.95%
2016		105	$10.85	to	$10.89	$1,139	0.62%	0.60%	to	1.15%		19.80%
2015	07/07/2015	33		$9.09		$299	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class S
2018		8,290	$16.23	to	$19.01	$143,579	0.90%	0.90%	to	2.35%	-13.49%	to	-12.23%
2017		8,837	$18.76	to	$21.66	$176,184	0.85%	0.90%	to	2.35%	11.27%	to	12.93%
2016		11,530	$16.86	to	$19.18	$204,976	0.97%	0.90%	to	2.35%	17.98%	to	19.73%
2015		12,208	$14.29	to	$16.02	$183,175	0.93%	0.90%	to	2.35%	-7.03%	to	-5.60%
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
Voya Small Company Portfolio - Class A
2018		40	$8.85	to	$8.94	$356	—	0.60%	to	1.15%	-17.21%	to	-16.68%
2017	06/26/2017	40	$10.69	to	$10.73	$430	(d)	0.60%	to	1.15%		(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
Voya Small Company Portfolio - Class S
2018		3,605	$16.42	to	$31.64	$65,109	0.24%	0.75%	to	2.35%	-18.02%	to	-16.68%
2017		4,207	$20.03	to	$38.07	$92,066	0.13%	0.75%	to	2.35%	8.39%	to	10.17%
2016		5,486	$18.48	to	$34.64	$109,739	0.17%	0.75%	to	2.35%	21.26%	to	23.24%
2015		5,554	$15.24	to	$28.18	$91,118	0.24%	0.75%	to	2.35%	-3.36%	to	-1.78%
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
Voya U.S. Bond Index Portfolio - Class S
2018		13,953	$10.59	to	$12.62	$158,502	2.07%	0.75%	to	2.35%	-2.93%	to	-1.33%
2017		15,142	$10.91	to	$12.81	$176,151	2.02%	0.75%	to	2.35%	0.55%	to	2.16%
2016		19,330	$10.85	to	$12.56	$221,944	2.03%	0.75%	to	2.35%	-0.37%	to	1.30%
2015		20,433	$10.89	to	$12.41	$234,022	2.07%	0.75%	to	2.35%	-2.33%	to	-0.72%
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
Voya MidCap Opportunities Portfolio - Class A
2018		101	$11.33	to	$11.55	$1,156	—	0.60%	to	1.15%	-9.06%	to	-8.48%
2017		103	$12.38	to	$12.70	$1,281	—	0.60%	to	1.15%		23.68%
2016		80		$10.01		$804	—		0.60%			6.15%
2015	07/07/2015	30		$9.43		$286	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Voya MidCap Opportunities Portfolio - Class S
2018		33,765	$17.95	to	$37.76	$681,734	—	0.75%	to	2.35%	-9.86%	to	-8.40%
2017		38,165	$19.89	to	$41.33	$848,540	—	0.75%	to	2.35%	21.83%	to	23.83%
2016		21,188	$16.31	to	$33.46	$387,227	—	0.75%	to	2.35%	4.47%	to	6.20%
2015		24,676	$15.59	to	$31.58	$428,196	—	0.75%	to	2.35%	-2.09%	to	-0.47%
2014		27,815	$15.91	to	$31.82	$489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
Voya SmallCap Opportunities Portfolio - Class A
2018		141	$10.07	to	$10.15	$1,432	—	0.60%	to	1.15%	-17.26%	to	-16.80%
2017		141		to		$1,721	—		to			17.42%
2016		110		$10.39		$1,138	—		0.60%			12.20%
2015	7/7/2015	37		$9.26		$346	(b)		0.60%			(b)
2014		(b)		(b)		(b)	(b)		(b)			(b)
Voya SmallCap Opportunities Portfolio - Class S
2018		1,726	$13.71	to	$32.36	$27,772	—	0.75%	to	2.35%	-18.07%	to	-16.71%
2017		1,976	$16.71	to	$38.96	$38,833	—	0.75%	to	2.35%	15.66%	to	17.56%
2016		2,671	$14.43	to	$33.22	$44,558	—	0.75%	to	2.35%	10.44%	to	12.25%
2015		3,164	$13.05	to	$29.67	$47,270	—	0.75%	to	2.35%	-3.44%	to	-1.86%
2014		3,687	$13.51	to	$30.31	$56,360	—	0.75%	to	2.35%	2.89%	to	4.53%
Wells Fargo VT Omega Growth Fund - Class 2
2018		23	$23.88	to	$25.59	$572	—	1.40%	to	2.20%	-1.97%	to	-1.12%
2017		29	$24.35	to	$25.88	$732	0.01%	1.40%	to	2.20%	31.63%	to	32.71%
2016		41	$18.50	to	$19.50	$771	—	1.40%	to	2.20%	-1.70%	to	-0.86%
2015		55	$18.82	to	$19.67	$1,047	—	1.40%	to	2.20%	-0.90%	to	-0.10%
2014		59	$18.99	to	$19.69	$1,131	—	1.40%	to	2.20%	1.61%	to	2.39%
Wells Fargo VT Index Asset Allocation Fund - Class 2
2018		50	$19.87	to	$21.31	$1,039	1.01%	1.65%	to	2.10%	-4.97%	to	-4.48%
2017		52	$20.91	to	$22.31	$1,132	0.78%	1.65%	to	2.10%	9.88%	to	10.39%
2016		58	$19.02	to	$20.21	$1,152	0.86%	1.65%	to	2.10%	5.37%	to	5.87%
2015		68	$15.95	to	$19.09	$1,282	1.05%	1.65%	to	2.20%	-0.99%	to	-0.42%
2014		73	$16.11	to	$19.17	$1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund Inception DateA	Units (000’s)	Unit Fair Value (lowest to highest)			Net Assets (000’s)	Investment Income RatioB	Expense RatioC (lowest to highest)			Total ReturnD (lowest to highest)
Wells Fargo VT Small Cap Growth Fund - Class 2
2018		7	$29.98	to	$32.14	$224	—	1.65%	to	2.10%	-0.83%	to	-0.37%
2017		8	$30.23	to	$32.26	$243	—	1.65%	to	2.10%	23.21%	to	23.78%
2016		8	$24.53	to	$26.06	$202	—	1.65%	to	2.10%	5.46%	to	5.98%
2015		8	$20.21	to	$24.59	$192	—	1.65%	to	2.20%	-5.03%	to	-4.50%
2014		9	$21.28	to	$25.75	$229	—	1.65%	to	2.20%	-4.06%	to	-3.49%

(a)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of  units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

FINANCIAL STATEMENTS — STATUTORY BASIS
AND SUPPLEMENTARY INFORMATION
Voya Insurance and Annuity Company
For the years ended December 31, 2018 and 2017
with Report of Independent Auditors

VOYA INSURANCE AND ANNUITY COMPANY
Financial Statements — Statutory Basis
And Supplementary Information
December 31, 2018

Contents

Report of Independent Auditors	1

Audited Financial Statements - Statutory Basis
Balance Sheets - as of December 31, 2018 and 2017	3
Statements of Operations - for the years ended December 31, 2018 and 2017	5
Statements of Changes in Capital and Surplus - for the years ended December 31, 2018 and 2017	6
Statements of Cash Flows - for the years ended December 31, 2018 and 2017	7
Notes to Financial Statements	9

Supplementary Information	99
Report of Independent Auditors on Supplementary Information Supplemental	100
Schedule of Selected Statutory Basis Financial Data
Investment Risk Interrogatories	103
Summary Investment Schedule Note to	109
Supplementary Information	111

Report of Independent Auditors

The Board of Directors and Stockholder
Voya Insurance and Annuity Company

We have audited the accompanying statutory-basis financial statements of Voya Insurance and Annuity Company (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flows for the years then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Philadelphia, PA
April 12, 2019

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2018	2017
Admitted Assets	(In Thousands)
Cash and invested assets:
Bonds	$17,201,635	$20,482,647
Bonds - securities loaned and pledged	253,502	815,263
Preferred stocks	126,210	100,798
Common stocks	10,400	38,022
Investment in and advances to subsidiaries	1,163,524	—
Mortgage loans	3,818,016	4,278,170
Land and real estate - held for sale	—	27,778
Contract loans	6,214	67,618
Securities lending collateral	—	388,876
Derivatives	1,429,830	804,412
Other invested assets	294,319	339,282
Cash and short term investments	1,481,328	774,432
Total cash and invested assets	25,784,978	28,117,298
Deferred and uncollected premiums, less loading ($1,741 and $555 at December 31, 2018 and 2017, respectively)	(40,744)	(90,258)
Accrued investment income	222,658	263,569
Reinsurance balances recoverable	162,983	494,426
Indebtedness from related parties	80,928	35,839
Net deferred tax asset	—	239,369
Other assets	320,055	117,323
Separate account assets	24,302,420	29,547,512
Total admitted assets	$50,833,278	$58,725,078
The accompanying notes are an integral part of these financial statements.

3

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	December 31
	2018	2017
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$15,318,498	$18,651,107
Deposit type contracts	2,696,185	1,150,059
Policyholders' funds	—	51
Dividends payable	—	8,006
Policy and contract claims	(7,852)	67,563
Total policy and contract liabilities	18,006,831	19,876,786
Interest maintenance reserve	26,751	34,947
Accounts payable and accrued expenses	45,543	93,368
Reinsurance balances	4,230,204	5,588,317
Current federal income taxes payable (including $88,734 and $517,417 on realized capital losses at December 31, 2018 and 2017, respectively)	39,254	144,543
Indebtedness to related parties	49,129	65,849
Asset valuation reserve	235,399	53,000
Payable for securities lending	—	388,876
Derivatives	525,056	336,530
Borrowed money	10,014	—
Net transfers from separate accounts due or accrued	(61,312)	(130,570)
Other liabilities	1,172,291	890,768
Separate account liabilities	24,302,420	29,547,512
Total liabilities	48,581,580	56,889,926
Capital and surplus:
Common stock: authorized 250,000 shares of $10 par value; 250,000 shares issued and outstanding	2,500	2,500
Surplus notes	435,000	435,000
Paid in and contributed surplus	1,240,463	1,189,786
Unassigned surplus	573,735	207,866
Total capital and surplus	2,251,698	1,835,152
Total liabilities and capital and surplus	$50,833,278	$58,725,078

The accompanying notes are an integral part of these financial statements.

4

VOYA INSURANCE AND ANNUITY COMPANY
Balance Sheets — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(18,517,705)	$1,806,705
Policy proceeds and dividends left on deposit	2,300,517	62,913
Net investment income	1,329,181	984,026
Amortization of interest maintenance reserve	6,908	(8,740)
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	12,330,143	7,345
Other revenue	769,392	741,123
Total premiums and other revenues	(1,781,564)	3,593,372
Benefits paid or provided:
Death benefits	(87,977)	73,140
Annuity benefits	1,051,244	1,199,000
Surrender benefits and withdrawals	3,122,731	6,939,255
Interest and adjustments on contract or deposit-type funds	96,769	(9,534)
Accident and health benefits	134	194
Other benefits	148,785	59,223
(Decrease) increase in life, annuity, and accident and health reserves	(3,615,158)	(47,923)
Net transfers from separate accounts	(3,117,108)	(6,012,030)
Total benefits paid or provided	(2,400,580)	2,201,325
Insurance expenses and other deductions:
Commissions	199,219	348,727
General expenses	169,504	172,446
Insurance taxes, licenses and fees	16,941	9,269
Other expense (income)	369,736	(1,198,550)
Total insurance (income) expenses and other deductions	755,400	(668,108)
Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital losses	(136,384)	2,060,155
Dividends to policyholders	(6,003)	7,522
Gain (loss) from operations before federal income taxes and net realized capital losses	(130,381)	2,052,633
Federal income tax expense	56,210	855,267
Gain (loss) from operations before net realized capital losses	(186,591)	1,197,366
Net realized capital gain (loss)	33,280	(683,665)
Net (loss) income	$(153,311)	$513,701

The accompanying notes are an integral part of these financial statements.

5

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Changes in Capital and Surplus — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500

Surplus note:
Balance at beginning and end of year	435,000	435,000

Paid-in and contributed surplus:
Balance at beginning and end of year	1,189,786	1,189,786
Capital contributions	50,677	—
Balance at end of year	1,240,463	1,189,786

Unassigned surplus:
Balance at beginning of year	207,866	278,928
Net (loss) income	(153,311)	513,701
Change in net unrealized capital (losses) gains	497,847	(816)
Change in nonadmitted assets	523,338	397,132
Change in reserve due to change in valuation basis	1,596	—
Change in asset valuation reserve	(182,399)	(13,472)
Cumulative effect of change in accounting principle	266,451	51
Change in net deferred income tax	(761,509)	(405,834)
Deferred gain on reinsurance	313,114	—
Amortization of gain on reinsurance	(143,272)	(18,464)
Change in pension and other post-employment benefits	4,014	(772)
Dividends to stockholder	—	(528,000)
Prior period adjustment	—	(14,588)
Balance at end of year	573,735	207,866

Total capital and surplus	$2,251,698	$1,835,152

The accompanying notes are an integral part of these financial statements.

6

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Operating Activities
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$(1,835,645)	$1,805,659
Net investment income received	1,089,681	845,511
Commissions and expenses paid	183,684	(495,713)
Benefits paid	(6,652,824)	(8,251,458)
Net transfers from separate accounts	3,179,542	6,042,547
Dividends paid to policyholders	(4,126)	(7,933)
Federal income taxes paid	(110,130)	(195,331)
Miscellaneous income	2,087,469	790,572
Net cash (used in) provided by operations	(2,062,349)	533,854
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	8,339,240	4,995,055
Stocks	31,302	9,705
Mortgage loans	715,094	358,769
Real estate	39,735	—
Other invested assets	194,489	49,868
Net gain on cash and short-term investments	28	36
Miscellaneous proceeds	760,772	615,210
Total investment proceeds	10,080,660	6,028,643
Cost of investments acquired:
Bonds	7,173,968	4,407,545
Stocks	428,465	28,010
Mortgage loans	561,638	865,037
Other invested assets	183,871	91,860
Real estate	8	521
Net loss on derivatives	54,610	1,359,768
Miscellaneous applications	210,055	139,804
Total cost of investments acquired	8,612,615	6,892,545
Net decrease in contract loans	61,591	6,940
Net cash provided by (used in) investment activities	1,529,636	(856,962)
Financing and Miscellaneous Activities
Other cash provided (applied):
Capital contribution and surplus paid-out	50,677	—
Net deposits (withdrawals) on deposit type contracts	1,546,126	355,474
Dividends paid to stockholder	—	(528,000)
Funds withheld under reinsurance treaty	(182,632)	299,516
Other cash applied	(174,562)	(193,007)
Net cash provided by (used in) financing and miscellaneous activities	1,239,609	(66,017)
Net increase (decrease) in cash and short-term investments	706,896	(389,125)
Cash and short-term investments:
Beginning of year	774,432	1,163,557
End of year	$1,481,328	$774,432

The accompanying notes are an integral part of these financial statements.

7

VOYA INSURANCE AND ANNUITY COMPANY
Statements of Cash Flows — Statutory Basis

	Year ended December 31
	2018	2017
	(In Thousands)
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Recapture of payout block from reinsurance captive	$2,903,923	$—
Funds withheld trust	$—	$174,846

The accompanying notes are an integral part of these financial statements.

8

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Voya Insurance and Annuity Company ("VIAC" or the “Company”), is domiciled in Iowa and is a direct, wholly-owned subsidiary of Venerable Holdings Inc. (“Venerable Holdings”), a holding company domiciled in the state of Delaware.

On December 20, 2017, the Company’s then parent, Voya Financial, Inc. ("Voya Financial"), entered into a Master Transaction Agreement ("MTA") with VA Capital Company LLC, a Delaware limited liability company ("VACapital"), and Athene Holding Ltd., a Bermuda limited company ("Athene"), pursuant to which VA Capital's wholly owned subsidiary, Venerable Holdings, will acquire certain assets of Voya Financial’s, including all of the shares of the capital stock of the Company and VIAC Services Company ("VSC") and all of the membership interest in Directed Services, LLC ("DSL") (the "Acquisition"). During the 5 months ended May 31, 2018, the Company completed various reinsurance transactions with its related parties at the time in preparation for the Acquisition. On June 1, 2018, Venerable Holdings completed the Acquisition.

Description of Business

The Company historically offered various insurance products including immediate and deferred variable and fixed annuities, fixed indexed annuities, traditional life insurance, supplemental contracts consisting of life insurance proceeds, investment-only products and payout annuities for pre-retirement wealth accumulation and post-retirement income management. The Company ceased the issuance of new fixed and indexed annuity products in 2018, ceased the issuance of new variable annuity products in 2010, and ceased the issuance of new life insurance policies in 2001, placing them in run-off. New amounts may continue to be deposited as add-on premiums to certain existing contracts. The Company then has a significant concentration of reinsurance, primarily in the form of ceded business. See, "Reinsurance" in the Notes to Financial Statements for further discussion of the Company's reinsurance arrangements.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company does not have any recently adopted accounting principles to disclose as of December 31, 2018.

9

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In 2017, the Company discovered aggregate reserves established for certain annuity contracts were understated in prior years by $12.7 due to various data coding and extraction issues from the Company’s valuation system. To correct for this error, the Company has recognized a cumulative prior period adjustment to decrease surplus of $14.6 net of tax, in accordance with the provision of the NAIC Statement of Statutory Accounting Principles (“SSAP”) SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3"). The tax effect of this adjustment was a decrease to surplus of $1.9 due to SSAP No. 101, Income Taxes ("SSAP No. 101") surplus limitation.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from United States Generally Accepted Accounting Principles ("U.S. GAAP"). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.
•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other- than-temporary. When an other-than-temporary impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve ("IMR") and the non-interest related OTTI is included in the asset valuation reserve ("AYR") in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

10

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder's equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to not be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder's equity.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. AVR is not applicable under U.S. GAAP.

11

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted. IMR is not applicable under U.S. GAAP.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives ("SSAP No. 86") for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses).

An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

12

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company records an allowance for probable losses incurred on non• impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company's assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101. A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

13

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate, shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment• type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed•indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

14

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners' Reserve Valuation method ("CRVM") using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners' Annuity Reserve Valuation method ("CARVM") using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable ofrecovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally past due agents' balances and commission advances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual , are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non• admitted assets include deferred tax assets that are not admissible under SSAP No. 101. See Deferred Income Taxes above.

Under U.S. GAAP, such assets are included in the balance sheets.

Policyholder Dividends: Policyholder dividends are recognized when declared.

15

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets. Under statutory accounting practices, no interest expense is recorded on the surplus notes until payment has been approved by the Iowa Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a charge to earnings over the term of the notes.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value, and the reserves are calculated based upon the CARVM.

Under U.S. GAAP, separate account assets supporting variable options under variable annuity contracts are equal to cumulative deposits, less charges and withdrawals, plus interest credited thereon. The Market Value Adjustment ("MVA") and Collared Annuity Product ("CAP") separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company's general account. Reserves for individual and group deferred annuity contracts are equal to cumulative deposits, less charges and withdrawals, net of adjustments for investment experience that the Company is entitled to reflect in future credit interest.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the interest method or the lower of cost or fair market value.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities. For certain securities, the prospective adjustment methodology is utilized, including interest-only securities and securities that have experienced an other-than-temporary impairment ("OTTI").

Preferred stocks are stated in accordance with SSAP No. 32, Preferred Stock.

16

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Common stocks are stated at market except that investments in stocks of uncombined subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

Short-term investments are stated at amortized cost.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are in accordance with SSAP No. 86. The Company enters into credit default swaps to reduce the credit loss exposure with respect to certain assets which the Company has acquired. The Company does not receive hedge accounting treatment for these derivative transactions. The Company also enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortized cost. The replication practices are in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 86, Derivatives.

The Company enters into the following types of derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships for sold credit protection and non-qualifying relationships for purchased credit protection.

17

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. Such increases may result in increased payments to the holders of the fixed index annuity ("FIA") contracts.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company also used equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within FIA contracts. Such increases may have resulted in increased payments to the holders of the FIA contracts. The Company paid an upfront premium to purchase these options. The Company utilized these options in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the London Interbank Offered Rates ("LIBOR"), calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility may result in a higher valuation of such liabilities and may also prospectively increase the cost of hedging equity risk with options . In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non- qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

18

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest Rate Contracts:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate caps and floors: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. The Company uses interest rate floor contracts to hedge interest rate exposure if rates decrease below a specified level. The Company pays an upfront premium for these caps and floors. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract Loans are reported at unpaid principal balances but not in excess of the cash surrender value.

19

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates ranged from 2.25% to 13.25% for 2018.
The Company waives deduction of deferred fractional premiums upon the death, the larger of the variable insurance amount or the amount of the death benefits as of the prior processing date plus the amount of any subsequent additional premium payments minus withdrawals. Surrender values are not promised in excess of the legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Iowa Insurance Division, is $72.6 and
$73.8 at December 31, 2018 and 2017, respectively. Reserves to cover the above insurance totaled the gross amount of $0.0 and $0.6 at December 31, 2018 and 2017, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

20

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 17% of the Company’s life insurance in force. For the year ended December 31, 2018, premiums on participating policies were $6.3, or less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. In connection with the Acquisition described in Note 1, the participating business was reinsured with, ReliaStar Life Insurance Company (a subsidiary of Voya Financial). As a result, dividends expense of $(6.0) was incurred in 2018, as compared to $7.5 in 2017.

Benefit Plans: The Company provides a contributory retirement plan for substantially all employees. In addition, the Company historically provided noncontributory retirement plans for substantially all employees and certain agents. Pension costs were charged to operations as contributions were made to the plans.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Net deferred tax asset	$—	$522,380
Healthcare and other amounts receivable	4,952	5,241
Other	505	1,174
Total nonadmitted assets	$5,457	$528,795

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2018. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2018.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43") is followed. This guideline interprets how to apply the CARVM. The greater of the result under a single deterministic “Standard Scenario” and theaverage of themost severe 30% of randomly generated stochastic scenarios is held as the reserve. Both reinsurance and hedging are also reflected.

21

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non- guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts, excluding the MVA and CAP, are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences between STAT and U.S. GAAP. (See Note 2 for details related the Company's prescribed practices related to the MVA and CAP.)

2.	Permitted and Prescribed Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Iowa Insurance Division. The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner of the Iowa Insurance Division ("the Commissioner") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted or prescribed, and obtain written approval of the practices from the Iowa Insurance Division.

For the years ended December 31, 2018 and 2017, the Company had no such permitted accounting practices. For information on the permitted accounting practices of the Company's Captive reinsurer, see "Reinsurance" in the Notes to Financial Statements.

CAP & MVA Prescribed Practice
The Company, with the explicit permission of the Commissioner of Insurance of the State of Iowa (the "Commissioner"), carries the assets of the Collared Annuity Product Separate Account (“CAP”) and the Market Value Adjustment Separate Account (“MVA”) at amortized cost instead of fair value as required by SSAP No. 56, Separate Accounts (“SSAP No. 56”). The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $12.0 as of December 31, 2018 and a decrease of $20.7 as of December 31, 2017. The Company’s net loss was increased by $8.6 for the year ended December 31, 2018 and net income was decreased by $1.0 for the year ended December 31, 2017 as a result of the prescribed practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this prescribed practice.

22

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

IAC 191-97 Prescribed Practice
Effective April 1, 2016, after receipt of non-objection from the Iowa Division of Insurance, the Company adopted Iowa Administrative Code 191-97 Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve (“IAC 191-97”). Under the prescribed practice, the derivative transactions used to hedge the growth in interest credited on fixed indexed annuities will be carried at amortized cost, with the corresponding reserve liability calculation updated to assume the market value of the options to be zero. Iowa Rule 191-97 supersedes SSAP No. 86. As of June 30, 2018, the Company is no longer operating under this prescribed practice.

The impact related to this change in accounting principle before reinsurance was $266.5 as of the year ended December 31, 2018. Net of reinsurance, there was no impact for the year ended December 31, 2018. The impact to the Company’s capital and surplus as a result of this prescribed practice was a decrease of $78.2 as of December 31, 2017. The Company’s net income was increased by $82.6 for the year ended December 31, 2017 as a result of the prescribed practice.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

Quasi-Reorganization Permitted Practice
On May 8, 2013, the Company, with the permission of the Commissioner, restated the gross paid-in and contributed surplus and the unassigned funds components of surplus, as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The restatement resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $1,659.0. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company’s risk-based capital would not have triggered a regulatory event had the Company not used any of these prescribed practices.

23

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

3.	Investments

Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018
U.S. Treasury securities and obligations of U.S.
government corporations and agencies	$745,255	$26,176	$6,306	$765,125
States, municipalities, and political subdivisions	399,164	9,035	3,249	404,950
Foreign other (par value - $4,244,172)	4,247,445	56,563	88,140	4,215,868
Foreign government (par value - $259,695)	264,889	3,143	5,858	262,174
Corporate securities	7,994,111	181,207	179,490	7,995,828
Residential mortgage backed securities	970,562	47,838	28,744	989,656
Commercial mortgage backed securities	1,256,163	5,024	20,486	1,240,701
Other asset backed securities	1,577,943	10,767	41,060	1,547,650
Total bonds	17,455,532	339,753	373,333	17,421,952
Preferred stocks	126,210	1,275	4,366	123,119
Common stocks	10,400	—	—	10,400
Total equity securities	136,610	1,275	4,366	133,519
Total	$17,592,142	$341,028	$377,699	$17,555,471

At December 31, 2017
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$822,920	$55,463	$5,477	$872,906
States, municipalities, and political subdivisions	562,140	24,901	2,596	584,445
Foreign other (par value - $4,710,769)	4,707,678	241,488	29,475	4,919,691
Foreign government (par value - $380,185)	395,389	19,130	2,283	412,236
Corporate securities	11,622,312	787,689	30,531	12,379,470
Residential mortgage backed securities	1,635,145	150,006	40,306	1,744,845
Commercial mortgage backed securities	967,928	13,173	5,473	975,628
Other asset backed securities	591,976	15,410	710	606,676
Total bonds	21,305,488	1,307,260	116,851	22,495,897
Preferred stocks	100,798	5,330	742	105,386
Common stocks	37,786	248	12	38,022
Total equity securities	138,584	5,578	754	143,408
Total	$21,444,072	$1,312,838	$117,605	$22,639,305

24

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2018	2017
	(In Thousands)
Cost or amortized cost	$17,455,532	$21,305,488
Adjustment for below investment grade bonds	(395)	(7,578)
Carrying value	$17,455,137	$21,297,910

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2018
Fair value	$4,359,022	$3,957,524	$1,512,245	$9,828,791
Unrealized loss	116,440	154,818	102,075	373,333

At December 31, 2017
Fair value	$2,049,391	$115,855	$1,188,716	$3,353,962
Unrealized loss	47,297	4,070	65,484	116,851

The amortized cost and fair value of investments in bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$271,200	$271,293
Due after 1 year through 5 years	3,340,172	3,358,575
Due after 5 years through 10 years	5,217,679	5,135,966
Due after 10 years	4,821,813	4,878,111
	13,650,864	13,643,945
Residential mortgage-backed securities	970,562	989,656
Commercial mortgage-backed securities	1,256,163	1,240,701
Other asset-backed securities	1,577,943	1,547,650
Total	$17,455,532	$17,421,952

25

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

26

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company does not have direct exposure through investments in subprime mortgage loans as of December 31, 2018 and 2017.

The following table summarizes the Company’s direct exposure through other investments as of December 31, 2018 and 2017, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2018
Residential mortgage-backed securities	$31,954	$27,181	$31,802	$927
Structured securities	12,807	12,338	14,395	2
Total	$44,761	$39,519	$46,197	$929
December 31, 2017
Residential mortgage-backed securities	$62,571	$51,857	$61,058	$409
Structured securities	33,657	32,048	34,708	20
Total	$96,228	$83,905	$95,766	$429

The Company does not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2018 and 2017.

27

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables detail the Company's exposure to structured notes:

At December 31, 2018:

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
		(In Thousands)
30711XAB0	$5,246	$5,871	$5,264	Y
30711XAD6	6,341	7,231	6,484	Y
30711XAF1	18,012	19,889	18,588	Y
30711XAH7	5,433	6,336	5,748	Y
30711XAK0	18,048	20,220	18,757	Y
30711XAM6	8,270	9,044	8,616	Y
30711XAT1	6,419	7,138	6,694	Y
30711XAX2	5,411	5,675	5,530	Y
30711XCL6	7,970	8,073	7,871	Y
30711XDS0	8,773	8,459	8,736	Y
30711XEP5	1,539	1,492	1,536	Y
30711XJX3	34,994	34,052	35,042	Y
30711XNU4	2,239	2,190	2,252	Y
30711XNX8	15,283	14,992	15,348	Y
3137G0AD1	8,432	8,809	8,465	Y
3137G0AM1	3,650	4,041	3,678	Y
3137G0AY5	3,894	4,412	4,017	Y
3137G0BK4	3,631	4,270	3,813	Y
3137G0CU1	6,316	6,867	6,424	Y
3137G0EJ4	2,258	2,581	2,384	Y
3137G0GW3	8,258	8,712	8,229	Y
Total	$180,417	$190,354	$183,476	XXX

28

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

At December 31, 2017:

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
		(In Thousands)
026874BS5	$2,300	$3,148	$2,300	N
16725*AA8	7,034	7,332	7,034	N
293791AW9	4,494	5,063	4,506	N
30711XAB0	11,889	12,879	11,865	Y
30711XAD6	7,729	8,824	7,812	Y
30711XAF1	25,217	27,578	25,568	Y
30711XAH7	6,498	7,676	6,788	Y
30711XAK0	29,693	32,842	30,290	Y
30711XAM6	15,197	16,643	15,638	Y
30711XAP9	841	1,011	860	Y
30711XAT1	22,388	23,874	22,761	Y
30711XAV6	527	529	530	Y
30711XAX2	15,665	16,504	15,817	Y
30711XBF0	14,633	14,820	14,511	Y
30711XCL6	7,970	8,164	7,918	Y
30711XCT9	18,022	17,928	17,839	Y
30711XDS0	4,832	5,091	4,823	Y
3137G0AD1	18,020	18,593	17,970	Y
3137G0AM1	5,463	6,306	5,488	Y
3137G0AY5	3,894	4,551	3,970	Y
3137G0BK4	13,330	14,183	13,475	Y
3137G0CH0	3,749	3,731	3,734	Y
3137G0CU1	7,567	8,250	7,630	Y
3137G0EJ4	9,327	9,673	9,370	Y
3137G0FW4	9,938	9,986	9,877	Y
3137G0GJ2	13,335	13,391	13,235	Y
3137G0GW3	9,359	9,944	9,326	Y
3137G0HJ1	11,727	11,942	11,676	Y
3137G0JU4	3,345	3,418	3,340	Y
416515AW4	1,399	1,435	1,399	N
53079EAR5	4,401	7,493	4,403	N
59156RBS6	1,335	2,209	1,348	N
670877AA7	17,431	17,052	16,602	N
Q8718#AC8	1,030	1,046	1,029	N
Q8718#AD6	10,500	11,039	10,500	N
Q8718#AF1	36,200	39,640	36,200	N
Total	$376,279	$403,788	$377,432	XXX

29

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2018 and 2017:

	General Account	Separate Account
December 31, 2018	(In Thousands)
Number of CUSIPs	58	11
Aggregate Amount of Investment Income	$6,197	$82
December 31, 2017 Number of CUSIPs	74	3
Aggregate Amount of Investment Income	$18,900	$184

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan- specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for mortgage loans initiated during 2018 were 7.5% and 3.5%.

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were
$0.0 as of December 31, 2018 and 2017.

During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80.3% on commercial properties.

The following table shows an age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2018
Recorded investment (all)
Current	$—	$—	$—	$—	$3,813,634	$—	$3,813,634
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	4,382	—	4,382
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

30

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$2,906,786	$—	$2,906,786

December 31, 2017
Recorded investment (all)
Current	$—	$—	$—	$—	$4,278,170	$—	$4,278,170
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$3,600,209	$—	$3,600,209
31

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2018 and 2017.

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2018 and 2017.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2018 and 2017.

Real Estate

In connection with the Acquisition described in Note 1, the Company sold ownership of certain real estate property used as Voya Financial, Inc.’s Atlanta campus to ReliaStar Life Insurance Company, a Minnesota insurer and then affiliate of the Company. The Company received $39.7 in consideration and recognized a gain of $12.0 on the disposal in accordance with SSAP No. 40R, Real Estate Investments.

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2018	2017
	(In Thousands)
Realized capital (losses) gains	$4,058	$(1,176,785)
Amount transferred to IMR (net of related taxes of $15,820 in 2018, $9,762 in 2017)	(59,512)	(18,129)
Federal income tax benefit	88,734	511,249
Net realized capital (losses) gains	$33,280	$(683,665)

Realized capital losses include losses of $36.9 and $14.2 related to securities that have experienced other-than-temporary declines in value during 2018 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were
$11.3 billion and $3.3 billion in 2018 and 2017, respectively. Gross gains of $265.1 and $59.8 and gross losses of $178.8 and $25.1 during 2018 and 2017, respectively, were realized on those sales. A portion of the gains and losses realized in 2018 and 2017 has been deferred to future periods in the IMR.

32

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the other-than-temporary impairments ("OTTI") recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery as of December 31, 2018:

	Amortized Cost Basis Before Other-than- Temporary	Other-than-Temporary Impairment Recognized
	Impairment	Interest	Non-interest	Fair Value
First quarter:
Aggregate intent to sell	$69,308	$13,985	$—	$55,323
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$69,308	$13,985	$—	$55,323

Second quarter:
Aggregate intent to sell	$8,563	$1,682	$—	$6,881
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$8,563	$1,682	$—	$6,881

Third quarter:
Aggregate intent to sell	$26,277	$5,653	$—	$20,624
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$26,277	$5,653	$—	$20,624

Fourth quarter:
Aggregate intent to sell	$24,577	$3,872	$—	$20,705
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$24,577	$3,872	$—	$20,705

Total	N/A	$25,192	$—	N/A

33

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery as of December 31, 2017:

	Amortized Cost Basis Before Other-than- Temporary	Other-than-Temporary Impairment Recognized
	Impairment	Interest	Non-interest	Fair Value
First quarter:
Aggregate intent to sell	$2,320	$1,463	$—	$857
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$2,320	$1,463	$—	$857

Second quarter:
Aggregate intent to sell	$94	$89	$—	$5
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$94	$89	$—	$5

Third quarter:
Aggregate intent to sell	$326	$84	$—	$242
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$326	$84	$—	$242

Fourth quarter:
Aggregate intent to sell	$4,825	$580	$—	$4,245
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$4,825	$580	$—	$4,245

Total	N/A	$2,216	$—	N/A

34

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, as of December 31, 2018:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
02151BAR9	$1,240	$1,208	$32	$1,208	$1,208
05951GBE1	1,162	1,151	11	1,151	1,116
05951GBG6	725	719	6	719	697
22944BAU2	3,376	2,691	685	2,691	2,433
36185MAD4	650	648	2	648	638
362341LL1	403	393	9	393	360
92922FTJ7	193	193	1	193	187
00075WAP4	396	393	3	393	393
05949CMU7	4,572	4,384	188	4,384	4,329
05951GBE1	1,124	1,114	10	1,114	1,078
05951GBG6	702	696	6	696	674
225470UJ0	104	103	1	103	103
22944BAU2	2,314	2,125	189	2,125	2,125
30247DAE1	626	622	4	622	622
362341LL1	380	379	1	379	347
92922FTJ7	180	180	1	180	174
93935YAA8	394	393	1	393	393
02147QAV4	296	296	1	296	296
05951GBE1	1,090	1,090	11	1,090	1,039
05951GBG6	681	681	7	681	649
225470UJ0	96	96	2	96	94
30247DAE1	2,410	2,410	9	2,410	2,398
362341LL1	370	370	3	370	337
41161PLD3	125	125	—	125	124
92922FTJ7	173	173	—	173	169
05951GBE1	1,035	1,035	23	1,035	951
05951GBG6	647	647	14	647	595
22944BAU2	1,937	1,937	24	1,937	1,913
362341LL1	358	358	—	358	327
362341WZ8	678	678	1	678	676
41161PLD3	122	122	—	122	117
576438AA3	611	611	4	611	605
92922FTJ7	169	169	—	169	164
93363XAD5	3,371	3,371	3	3,371	3,456
9393366D0	299	299	3	299	295
			$1,255

35

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $1.2 and $0.5 in 2018 and 2017, respectively.

The following table shows for the years ended December 31, 2018 and 2017, all impaired securities in the aggregate for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non- recognized interest related impairment remains:

	December 31, 2018
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$54,558	$1,741,128
Greater than 12 months	35,732	594,239
Total	$90,290	$2,335,367

	December 31, 2017
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$16,388	$769,624
Greater than 12 months	30,101	364,809
Total	$46,489	$1,134,433

Impairments on joint venture, partnerships and limited liability company holdings are taken when it is determined that these values are not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31
Description	2018	2017

Blackstone Comdty Fund	$—	$137
Energy Capital Partners, LP PRVT	686	323
Total	$686	$460

36

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2018	2017
	(In Thousands)
Income:
Bonds	$839,523	$976,187
Mortgage loans	169,142	176,254
Equity securities	7,256	12,106
Subsidiary	32,407	—
Contract loans	1,287	3,628
Derivatives	314,725	(125,510)
Real estate	1,847	8,308
Other	29,301	30,938
Total investment income	1,395,488	1,081,911
Investment expenses	(66,307)	(97,885)
Net investment income	$1,329,181	$984,026

37

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company did not have any loaned securities as of December 31, 2018. The Company had loaned securities, which are reflected as invested assets on the balance sheet, with a fair value of approximately $384.5 at December 31, 2017. The securities received as collateral and the obligation to return the collateral are reflected separately on the balance sheet. The aggregate fair value amount of open collateral received for securities lending agreements was $388.9 at December 31, 2017.

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2017 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2017
Open	$—	$—
30 days or less	213,923	213,921
31 to 60 days	28,820	28,821
61 to 90 days	94,894	94,901
91 to 120 days	18,130	18,131
121 to 180 days	33,109	33,109
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$388,876	$388,883

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The Company may engage in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2018 the Company did not engage in any securities lending. As of December 31, 2017 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $9.0.

38

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2018 and 2017.

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (entered into advances) with the FHLB as part of the Company's liquidity strategy. The Company has determined the estimated maximum borrowing capacity as $16.1 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2018			2017
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	400	—	400	24,000	—	24,000
Excess stock	—	—	—	—	—	—
Aggregate total	$10,400	$—	$10,400	$34,000	$—	$34,000

The actual collateral as determined by the Company is $165.7 and $635.0 at December 31, 2018 and 2017, respectively.

All FHLB membership stock is not eligible for redemption.

39

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of collateral pledged to FHLB at the the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
			(In Thousands)
As of December 31, 2018
General account	$181,715	$183,817	$10,000	$687,061	$677,710	$600,000
Separate account	—	—	—	—	—	—
Total	$181,715	$183,817	$10,000	$687,061	$677,710	$600,000

As of December 31, 2017
General account	$691,465	$663,978	$600,000	$691,465	$663,978	$600,000
Separate account	—	—	—	—	—	—
Total	$691,465	$663,978	$600,000	$691,465	$663,978	$600,000

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreement Reserves Established
	(In Thousands)
As of December 31, 2018
Debt	$10,000	$—	$10,000	XXX
Funding agreements	—	—	—	$—
Other	—	—	—	XXX
Aggregate total	$10,000	$—	$10,000	$—

As of December 31, 2017
Debt	$—	$—	$—	XXX
Funding agreements	600,000	—	600,000	$601,513
Other	—		—	XXX
Aggregate total	$600,000	$—	$600,000	$601,513

The maximum amount the general account borrowed from FHLB during the years ended December 31, 2018 and 2017 was $600.

The Company's current FHLB borrowings may be subject to prepayment penalties.

40

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2018:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account						Gross	Admitted
Restricted Asset Category	Total Assets	Supporting Separate Account Activity	Supporting General Account Activity	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	(Admitted & Nonadmitted) Restricted to Total Assets	Restricted to Total Admitted Assets
			(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	—	—	—	—	375,366	(375,366)	—	—	—%	—%
Subject to repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,400	—	—	10,400	34,000	(23,600)	—	10,400	0.02%	0.02%
On deposit with states	11,132	—	—	11,132	11,024	108	—	11,132	0.02%	0.02%
On deposit with other regulatory bodies	—	—	—		—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	183,817	—	—	183,817	663,978	(480,161)	—	183,817	0.36%	0.36%
Derivative Pledged Collateral	253,502	—	—	253,502	439,897	(186,395)	—	253,502	0.50%	0.50%
Other restricted ssets		—	—	—	—	—	—	—%	—%	—%
Total restricted assets	$458,851	$—	$—	$458,851	$1,524,265	$(1,065,414)	$—	$458,851	0.90%	0.90%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2018.

41

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2017:

	Gross (Admitted & Nonadmitted) Restricted
	General Account							Gross	Admitted
Restricted Asset Category	Total Assets	Supporting Separate Account Activity	Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	(Admitted & Nonadmitted) Restricted to Total Assets	Restricted to Total Admitted Assets
			(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	375,366	—	375,366	269,557	105,809	—	375,366	0.63%	0.64%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	34,000	—	34,000	18,000	16,000		34,000	0.06%	0.06%
On deposit with states	11,024	—	11,024	10,689	335	—	11,024	0.02%	0.02%
On deposit with other regulatory bodies	—	—		—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	663,978	—	663,978	199,347	464,631		663,978	1.12%	1.13%
Derivative Pledged Collateral	439,897	—	439,897	453,647	(13,750)	—	439,897	0.74%	0.75%
Other restricted assets	—	—	—	—	—	—	—%	—%
Total restricted assets	$1,524,265	$—	$1,524,265	$951,240	$573,025	$—	$1,524,265	2.57%	2.60%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2017.

42

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2018:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash and Short-Term Investments	$798,413	$798,413	3.01%	3.01%
Total collateral assets	$798,413	$798,413	3.01%	3.01%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized obligation to return collateral asset	$798,413	3.29%

*BACV divided by total liabilities excluding Separate Account

The following table shows collateral received and reflected as assets at December 31, 2017

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash and Short-Term Investments	$721,296	$721,296	2.43%	2.47%
Reinvested collateral assets owned	388,876	388,883	1.31%	1.33%
Total collateral assets	388,876	$1,110,179	3.74%	3.80%

*BACV divided by total assets excluding Separate Accounts

**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized obligation to return collateral asset	$1,110,172	4.06%

*BACV divided by total liabilities excluding Separate Account

43

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has high quality, well performing, portfolio of private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2018 the Company did not hold any private placement debt restructuring loans. As of December 31, 2017 the Company’s total recorded investment in troubled debt restructurings was $7.3 and the Company had no realized losses related to these investments in 2017.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company's use of derivatives is primarily for economic hedging purposes. The Company enters into various derivative transactions to reduce and manage the risk of a change in value, yield, price, cash flow or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are in accordance with SSAP No. 86, Derivatives. The Company enters into credit default swaps to reduce the credit loss exposure with respect to certain assets which the Company has acquired.

The Company does not receive hedge accounting treatment for these derivative transactions. The Company also enters into credit default swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at amortizedcost. The replication practices are in accordance with SSAP No. 86.

44

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.

Upfront fees paid or received on derivative contracts are included on the balance sheet as an asset or liability and are amortized to investment income over the remaining term of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statements of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

	As of December 31, 2018	As of December 31, 2017
Collateral Type:	(In Thousands)
Cash
Held- Cleared Contracts	$—	$54,936
Held- OTC Contracts	807,736	666,360
Pledged-Cleared Contracts	9,323	—

Securities
Held	$139,690	$33,515
Delivered	253,502	439,897

45

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company is required to post collateral for any futures contracts that are entered into. The amount of collateral required is determined by the exchange. The Company currently posts cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2018 and 2017, the total amount would be $25.0 and $127.0, respectively.

The table below summarizes the Company’s derivative contracts on the balance sheet at December 31, 2018 and 2017:

	Notional Amount	Carrying Value	Fair Value
		(In Thousands)
December 31, 2018
Derivative contracts:
Credit contracts	$25,000	$135	$(205)
Equity contracts	27,945,616	767,347	758,645
Foreign exchange contracts	42,832	679	1,033
Interest rate contracts	26,142,500	136,613	136,486
Total derivatives	$54,155,948	$904,774	$895,959

December 31, 2017
Derivative contracts:
Credit contracts	$437,767	$(5,797)	$(4,943)
Equity contracts	34,487,149	100,899	377,754
Foreign exchange contracts	244,673	(17,041)	(24,421)
Interest rate contracts	27,039,348	389,821	403,594
Separate account liability:
Foreign exchange contracts	77,459	759	759
Total derivatives	$62,286,396	$468,641	$752,743

The net gain or (loss) recognized in unrealized gains or (losses) during the reporting period resulting from derivative instruments that no longer qualify for hedge accounting was $0 for both the years ended December 31, 2018 and 2017.

The Company does not have any derivative contracts with financing premiums.

46

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $809.2 and $932.8 and an aggregate fair value of $801.6 and $961.4 at December 31, 2018 and 2017, respectively. Those holdings amounted to 4.6% and 4.4% of the Company’s investments in bonds and 3.1% and 3.2% of total admitted assets excluding separate accounts, at December 31, 2018 and 2017, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $143.5 and $494.3 with an aggregate fair value of $150.2 and $513.3 at December 31, 2018 and 2017, respectively. The carrying value of these holdings amounted to 0.8% and 2.3% of the Company’s investment in bonds and 0.5% and 1.7% of the Company’s total admitted assets excluding separate accounts, at December 31, 2018 and 2017, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan- specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

47

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	As of December 31, 2018		As of December 31, 2017
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$587,916	15.4%	$400,258	9.4%
50% - 60%	942,270	24.7%	1,115,849	26.1%
60% - 70%	1,985,428	52.0%	2,376,415	55.5%
70% - 80%	292,251	7.6%	377,202	8.8%
80% - 90%	10,151	0.3%	8,446	0.2%
Total	$3,818,016	100.0%	$4,278,170	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$2,968,991	77.8%	$3,361,329	78.6%
1.25x to 1.5x	512,048	13.4%	537,985	12.6%
1.0x to 1.25x	265,797	7.0%	291,884	6.8%
Less than 1.0x	53,101	1.4%	61,510	1.4%
Not Applicable*	18,079	0.4%	25,462	0.6%
Total	$3,818,016	100.0%	$4,278,170	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

48

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2018		As of December 31, 2017
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$855,833	22.4%	$1,060,881	24.8%
Hotel/Motel	146,416	3.8%	76,736	1.8%
Industrial	927,292	24.3%	1,186,389	27.7%
Mixed Use	22,096	0.6%	30,731	0.7%
Office	683,578	17.9%	699,293	16.3%
Other	163,286	4.3%	126,000	2.9%
Retail	1,019,515	26.7%	1,098,140	25.8%
Total	$3,818,016	100.0%	$4,278,170	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2018		As of December 31, 2017
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$760,114	19.9%	$858,234	20.1%
South Atlantic	925,213	24.2%	991,827	23.3%
West South Central	387,845	10.2%	541,132	12.6%
East North Central	493,351	12.9%	454,934	10.6%
Middle Atlantic	483,436	12.7%	570,381	13.3%
Mountain	550,635	14.4%	546,947	12.8%
West North Central	115,831	3.0%	198,554	4.6%
New England	54,762	1.4%	59,372	1.4%
East South Central	46,829	1.3%	56,789	1.3%
Total	$3,818,016	100.0%	$4,278,170	100.0%

49

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	As of December 31, 2018	As of December 31, 2017
	(In Thousands)
2018	$525,455	$—
2017	606,099	818,927
2016	778,499	924,159
2015	625,676	750,498
2014	446,643	538,270
2013	475,956	546,163
2012 and prior	359,688	700,153
Total	$3,818,016	$4,278,170

50

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

6.	Reserves

At December 31, 2018 and 2017, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of Total
		(In Thousands)
December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$8,671,727	$463,200	$—	$9,134,927	20.0%
At book value less surrender charge of 5% or more	2,460,136	27,414	—	2,487,550	5.4%
At fair value	—	—	23,707,676	23,707,676	51.9%
Total with market value adjustment or at fair value	11,131,863	490,614	23,707,676	35,330,153	77.3%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	4,416,581	—	—	4,416,581	9.7%
Not subject to discretionary withdrawal	5,917,211	—	—	5,917,211	13.0%
Total annuity reserves and deposit fund liabilities before reinsurance	21,465,655	490,614	23,707,676	45,663,945	100.0%
Less reinsurance ceded	3,515,366	—	—	3,515,366
Total annuity reserves and deposit fund liabilities	$17,950,289	$490,614	$23,707,676	$42,148,579

December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$8,077,457	$529,644	*	$—	*	$8,607,101	16.4%
At book value less surrender charge of 5% or more	3,003,732	26,406		—		3,030,138	5.8%
At fair value	—	—		28,615,390		28,615,390	54.5%
Total with market value adjustment or at fair value	11,081,189	556,050		28,615,390		40,252,629	76.7%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	5,661,679	—		193,370		5,855,049	11.1%
Not subject to discretionary withdrawal	6,428,502	—		—		6,428,502	12.2%
Total annuity reserves and deposit fund liabilities before reinsurance	23,171,370	556,050		28,808,760		52,536,180	100.0%
Less reinsurance ceded	4,772,455	—		—		4,772,455
Total annuity reserves and deposit fund liabilities	$18,398,915	$556,050		$28,808,760		$47,763,725

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

51

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2018
Ordinary renewal	$(40,535)	$(40,535)
Group Life	(8)	(8)
Group Annuity	(201)	(201)
Totals	$(40,744)	$(40,744)

December 31, 2017
Ordinary renewal	1,951	1,396
Group Life	(91,315)	(91,315)
Group Annuity	(245)	(245)
Totals	$(89,609)	$(90,164)

7.	Employee Benefit Plans

Effective June 1, 2018, in connection with the Acquisition described in Note 1, VSC created and sponsors the Venerable 401(k) Savings Plan (the “Venerable Savings Plan”). Substantially all employees of VSC are eligible to participate, and the features of the Venerable Savings Plan are substantially identical to those of the Voya Savings Plan described below, including company pre-tax match up to a maximum of 6% of eligible compensation and a profit sharing contribution of up to a maximum 4% of eligible compensation. Amounts allocated to the Company for the Venerable Savings Plan were $0.9 for the seven months ended December 31, 2018.

Prior to the Acquisition, the Company's Employee Benefit Plans were structured as follows:

Defined Benefit Plan: Prior to the Acquisition, Voya Services Company sponsored the Voya Financial, Inc. Retirement Plan (the “Voya Qualified Plan”). The Voya Qualified Plan was a tax qualified defined benefit plan, the benefits of which were guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The Voya Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $1.0 and $2.2 for 2018 and 2017, respectively. Upon completion of the Acquisition, the Company's employees were moved from active participants to term-vested participants in the Voya Qualified Plan, and all of the Company's obligations under the Voya Qualified Plan were terminated.

52

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plans: Prior to the Acquisition, Voya Services Company sponsored the Voya 401(k) Savings Plan (the “Voya Savings Plan”). Substantially all employees of Voya Services Company and its affiliates were eligible to participate, including, prior to the
Acquisition, the Company’s employees other than Company agents. The Voya Savings Plan was a tax qualified defined contribution plan. Voya Savings Plan benefits were not guaranteed by the PBGC. The Voya Savings Plan allowed eligible participants to defer into the Voya Savings Plan a specified percentage of eligible compensation on a pretax basis and post-tax basis. Voya Services Company matched such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions were subject to a 4 year graded vesting schedule (although certain specified participants were subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan were subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Voya Savings Plan were $0.9 and $3.5 for 2018 and 2017, respectively. Effective with the Acquisition, employee and Company contributions to the Voya Savings Plan ceased.

The Omnibus Plan: Prior to the completion of the Acquisition, certain employees of the Company participated in the Voya Financial, Inc. 2013 and 2014 Omnibus Employee Incentive Plan (the "Voya Omnibus Plan") with respect to awards granted in 2013, 2014, 2015, 2016, 2017, and 2018. The Voya Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. The costs allocated to the Company under these holding company arrangements for employee participation were $5.8 and $14.2 for 2018 and 2017, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company recorded a liability of $1.9 and $8.8 at December 31, 2018 and 2017, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, prior to completion of the Acquisition the Company, in conjunction with Voya Services Company, provided certain supplemental retirement benefits to eligibleemployeesand health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan included a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits were payable from the general assets of the Company. The postretirement health care plan was contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

53

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

A summary of the net periodic benefit cost of the Company's benefit plans are as follows at December 31, 2018 and December 31, 2017:

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$23,613	$22,376
Interest cost	—	—	370	991
Actuarial loss (gain)	—	—	—	1,604
Benefits paid	—	—	(564)	(1,359)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(23,419)	—
Benefit obligation at end of year	$—	$—	$—	$23,612
Postretirement Benefits	—	—
Benefit obligation at beginning of year	—	—	$1,391	$1,369
Interest cost	—	—	20	61
Contribution by plan participants	—	—	47	90
Actuarial loss (gain)	—	—	—	154
Benefits paid	—	—	(84)	(283)
Business combinations, divestitures, curtailments, settlements and special termination benefits		—	(1,374)	—
Benefit obligation at end of year	$—	$—	$—	$1,391

Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$4	$38
Interest cost	—	—	—	1
Actuarial loss (gain)	—	—	—	(35)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	(4)	—
Benefit obligation at end of year	$—	$—	$—	$4

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")

The amount of the accumulated benefit obligation for defined benefit pension plans was $0.0 and $23.6 for 2018 and 2017, respectively.

54

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
			(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	564	1,359	47	193	—	—
Plan participants' contributions	—	—	37	90	—	—
Benefits paid	(564)	(1,359)	(84)	(283)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

The funded status of the plans are as follows:
	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	—	18,015	—	3,042
Liability for pension benefits	—	5,597	—	(1,651)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	—	23,612	—	1,391

Unrecognized liabilities	$—	$—	$—	$—

55

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
			(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	370	991	20	61	—	1
Expected return on plan assets	—	—	—	—	—	—
Transition asset or obligation	1	1	—	—	—	—
Gains and losses	5,637	362	(1,133)	(130)	—	(35)
Prior service cost or credit	(13)	(36)	(35)	(85)	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$5,995	$1,318	$(1,148)	$(154)	$—	$(34)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(In Thousands)
		(In Thousands)
Items not yet recognized - prior year	$5,597	$4,320	$(1,651)	$(2,020)
Net transition asset or obligation recognized	(1)	(1)	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	13	36	35	85
Net gain and loss arising during period	—	1,604	—	154
Net gain and loss recognized	(5,609)	(362)	1,616	130
Items not yet recognized - current year	$—	$5,597	$—	$(1,651)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Net transition asset or obligation recognized	—	1	—	—
Net prior service cost or credit	—	(32)	—	(85)
Net recognized gains and losses	$—	$642	$—	$(119)

56

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
		(In Thousands)
Net transition asset or obligation recognized	$—	4	$—	—
Net prior service cost or credit	—	(31)	—	(424)
Net recognized gains and losses	$—	$5,642	—	(1,227)

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plans as of December 31, 2017 were as follows:

2017
Weighted average discount rate	3.64%
Rate of increase in compensation level	N/A

Assumptions used in determining expense for the defined benefit plans and other benefit plans as of January 1, 2017 were as follows:

2017
Weighted average discount rate	4.55%
Expected long-term rate of return on plan assets	N/A
Rate of compensation increase	N/A

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have $0 effect on total of service and interest cost components for the years ended December 31, 2018 and 2017, and $0 effect on postretirement benefit obligations for the years ended December 31, 2018 and 2017.

The Company had multiple postretirement welfare benefit plans. The medical plans were contributory, with plan premiums and participants' contributions adjusted annually. The life insurance plan for retirees was contributory based on retirement date. Voya Financial, Inc, did not subsidize retiree medical benefit coverage for retirements that occured after October 1, 2009. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individualcoveragethrough a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution.

The Company does not have any regulatory contribution requirements for 2019, and the Company currently does not intend to make voluntary contributions to the defined benefit pension plan for 2019.

57

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

58

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
		(In Thousands)
December 31, 2018
Premium, consideration or deposits for the year	$457	$59,215	$59,672
Reserves for separate accounts with assets at:
Fair value	$—	$23,738,071	$23,738,071
Amortized cost*	490,614	—	490,614
Total separate account reserves	$490,614	$23,738,071	$24,228,685
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$490,614	$—	$490,614
At fair value	—	23,738,071	23,738,071
Subtotal	490,614	23,738,071	24,228,685
Total separate account aggregate reserves	$490,614	$23,738,071	$24,228,685

	Non-Indexed Guarantee Less than/equal to 4%	Non-Guaranteed Separate Accounts	Total
		(In Thousands)
December 31, 2017
Premium, consideration or deposits for the year	$1,050	$932,775	$933,825
Reserves for separate accounts with assets at:
Fair value	$—	$28,844,021	$28,844,021
Amortized cost*	556,050	—	556,050
Total separate account reserves	$556,050	$28,844,021	$29,400,071
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment*	$556,050	$—	$556,050
At fair value	—	28,844,021	28,844,021
Subtotal	556,050	28,844,021	29,400,071
Total separate account aggregate reserves	$556,050	$28,844,021	$29,400,071

* These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2018 and 2017, the Company reported assets and liabilities from the following product lines in a separate account: Individual Annuity, Group Annuity, Individual Life and Group Life.

59

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2018 and 2017:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets*
	(In Thousands)
December 31, 2018
Individual Annuity	$9,358,972	$207,422
Group Annuity	14,388,032	317,548
Individual Life	8,962	—
Group Life	21,484	—
Total	$23,777,450	$524,970

December 31, 2017
Individual Annuity	$11,355,457	$254,937
Group Annuity	17,503,061	398,736
Individual Life	11,568	—
Group Life	23,753	—
Total	$28,893,839	$653,673

*          These amounts reflect prescribed practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

As of December 31, 2018 separate account assets for products registered with the SEC totaled
$24.3 billion.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2018	$199,389
2017	226,722
2016	252,482
2015	265,776
2014	285,399

60

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2018	$12,084
2017	13,753
2016	40,783
2015	40,498
2014	34,594

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2018	2017
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$59,611	$934,128
Transfers from separate accounts	(3,176,719)	(6,946,158)
Transfers as reported in the Statements of Operations	$(3,117,108))	$(6,012,030

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2018 and 2017, was $23.8 billion and $28.9 billion, respectively.

The Company has products classified within the separate account for which the investment directive is not determined by the contract holder. If these investments had been included in the general account, the Company would not have exceeded the investment limitations imposed on the general account.

The Company has separate account assets for which less than 100% of investment proceeds, net of contract fees and assessments, are attributed to the contract holder. The reinvestment of these investment proceeds within the separate account would not have resulted in a combined investment portfolio that exceeds the state investment limitations imposed on the general account.

61

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes

For the period of June 1, 2018 through December 31, 2018, the Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provided for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that each subsidiary will make payments as if it were not included in the consolidated group, but instead filed its federal income tax return on a stand-alone basis.

For the period of June 1, 2018 through December 31, 2018, the following is a list of affiliated companies that participate in the filing of the Company's consolidated federal income tax return:

Voya Insurance and Annuity Company          Rocky Range, Inc.

Under the intercompany tax sharing agreement, the Company recorded a receivable of $71.7 at December 31, 2018 from its subsidiary RR, for its portion of the consolidated federal income taxes.

Prior to the Acquisition for the period of January 1, 2018 through May 31, 2018, and for the year ended December 31, 2017, the Company was included in a federal tax sharing agreement with the members of Voya Financial, Inc.'s affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provided for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provided that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

62

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

For the period of January 1, 2018 through May 31, 2018, and for the period ended December 31, 2017, the following is a list of all affiliated companies that participated in the filing of the Voya Financial consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
IB Holdings LLC	Voya Financial Advisors, Inc.
IIPS of Florida, LLC	Voya Financial Partners, LLC
ILICA LLC	Voya Financial Products Company, Inc.
Langhorne I, LLC	Voya Financial, Inc.
Midwestern United Life Insurance Company	Voya Funds Services, LLC
Pen-Cal Administrators, Inc. *	Voya Holdings Inc.
Pomona Management LLC	Voya Insurance and Annuity Company
Rancho Mountain Properties, Inc.	Voya Institutional Plan Services, LLC
ReliaStar Life Insurance Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company of New York	Voya Insurance Solutions, Inc.
Roaring River, LLC	Voya International Nominee Holdings, Inc.
Roaring River II, Inc.	Voya Investment Management Alternative Assets LLC
Roaring River IV Holding, LLC	Voya Investment Management Co. LLC
Roaring River IV, LLC	Voya Investment Management LLC
Security Life Assignment Corp.	Voya Investment Trust Company
Security Life of Denver Insurance Company	Voya Investments Distributor, LLC
Security Life of Denver International Limited	Voya Investments, LLC
SLDI Georgia Holdings, Inc.	Voya Payroll Management, Inc.
Voya Alternative Asset Management LLC	Voya Pomona Holdings LLC
Voya America Equities, Inc.	Voya Realty Group LLC
Voya Benefits Company, LLC *	Voya Retirement Advisors, LLC
Voya Capital, LLC	Voya Retirement Insurance and Annuity Company
Voya Custom Investments LLC	Voya Services Company

*New affiliate for the period of January 1, 2018 through May 31, 2018. Directed Services, LLC was removed as an affiliate for this same period, as they are a single member LLC that did not participate in the filing of the Voya Financial consolidated federal income tax return.

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(144.5) at December 31, 2017 to Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2018	2017
	(In Thousands)
Federal tax expense on operations	$56,210	$855,267
Federal tax benefit on capital losses	(88,734)	(511,249)
Total current tax expense incurred	$(32,524)	$344,018

63

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2018 and 2017 are as follows:

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
				(In Thousands)
Gross DTAs	$448,889	$14,190	$463,079	$870,778	$26,143	$896,921	$(421,889)	$(11,953)	$(433,842)
Statutory Valuation Allowance Adjustments	301,327	4,329	305,656	—	—	—	301,327	4,329	305,656
Adjusted gross DTAs	147,562	9,861	157,423	870,778	26,143	896,921	(723,216)	(16,282)	(739,498)
Deferred Tax Assets Nonadmitted	—	—	—	512,215	10,165	522,380	(512,215)	(10,165)	(522,380)
Admitted Adjusted Gross DTAs	147,562	9,861	157,423	358,563	15,978	374,541	(211,001)	(6,117)	(217,118)
Gross Deferred tax liabilities	147,562	9,861	157,423	119,194	15,978	135,172	28,368	(6,117)	22,251
Net Admitted Adjusted Gross DTAs	$—	$—	$—	$239,369	$—	$239,369	$(239,369)	$—	$(239,369)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capita	Total	Ordinary	Capital	Total
				(In Thousands)
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the	—	—	—	239,369	—	239,369	(239,369)	4,329	(239,369)
1. Adjusted gross DTAs expected to be realized following the balance sheet date	—	—	—	354,115	—	354,115	(354,115)	—	(354,115)
2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	337,755	XXX	XXX	239,369	XXX	XXX	98,386
c. Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities Gross Deferred tax liabilities	147,562	9,861	157,423	119,194	15,978	135,172	28,368	(6,117)	22,251
Deferred tax assets admitted as the result of application SSAP No.101 Total	$147,562	$9,861	$157,423	$358,563	$15,978	$374,541	$(211,001)	$(6,117)	$(217,118)

64

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation is as follows:

	2018	2017
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,274.7%	883.4%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,487,098	$1,652,788

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	December 31, 2017		December 31, 2017		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
			(Amounts in Thousands)
Adjusted gross DTAs	$147,562	$9,861	$ 870,778	$ 26,143	$(723,216)	$(16,282)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	38.88%	0.00%	(38.88)%
Net Admitted Adjusted Gross DTAs	$147,562	$9,861	$358,563	$15,978	$(211,001)	$(6,117)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

65

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2018	12/31/2017	Change
		(In Thousands)

Deferred Tax Assets Ordinary:
Policyholder reserves	$144,431	$168,837	$(24,406)
Investments	270,496	653,398	(382,902)
Deferred acquisition costs	—	26,160	(26,160)
Policyholder dividends accrual	—	1,681	(1,681)
Compensation and benefits accrual	398	6,136	(5,738)
Pension accrual	—	6,886	(6,886)
Receivables - nonadmitted	1,146	1,347	(201)
Tax credit carry-forward	—	372	(372)
Net operating loss	32,407	—	32,407
Other (including items <5% of total ordinary tax assets)	11	5,961	(5,950)
Subtotal	448,889	870,778	(421,889)
Statutory valuation allowance adjustment	301,327	—	301,327
Nonadmitted	—	512,215	(512,215)
Admitted ordinary deferred tax assets	$147,562	$358,563	$(211,001)
Capital:
Investments	$14,190	$26,143	$(11,953)
Subtotal	14,190	26,143	(11,953)
Statutory valuation allowance adjustment	4,329	—	4,329
Nonadmitted	—	10,165	(10,165)
Admitted capital deferred tax assets	$9,861	$15,978	$(6,117)
Admitted deferred tax assets	$157,423	$374,541	$(217,118)
Deferred Tax Assets
Ordinary:
Investments	$42,228	$10,458	$31,770
Fixed assets	—	647	(647)
Deferred and uncollected premiums	—	328	(328)
Policyholder reserves	105,334	107,657	(2,323)
Other (including items <5% of total ordinary tax liabilities)	—	104	(104)
Subtotal	147,562	119,194	28,368
Capital:
Investments	$9,861	$15,978	$(6,117)
Subtotal	9,861	15,978	(6,117)
Total deferred tax liabilities	$157,423	$135,172	$22,251
Net deferred tax assets/liabilities	$—	$239,369	$(239,369)

66

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

See Effective Rate Reconciliation for the estimated impact of the Tax Cuts and Jobs Act (“Tax Reform”) on the Company’s net adjusted gross deferred tax assets.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. We have determined that it is more likely than not, the portion of gross deferred tax assets subject to reversal from future taxable income exclusive of the reversing of temporary differences, will not be realized as of December 31, 2018. As of December 31, 2018 and 2017, the Company had valuation allowances of $305.7 and $0.0, respectively.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follow:

	Year Ended December 31
	2018		2017
	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)	$(130,381)		$2,052,633
Capital losses	(55,454)		(1,194,914)
Total pretax income (loss)	(185,835)		857,719
Expected tax expense (benefit) at 21% and 35% statutory rate for 2018 and 2017, respectively	(39,025)	21.0%	300,202	35.0%
Increase (decrease) in actual tax reported
resulting from:
a. Dividends received deduction	(29,766)	16.0%	(49,784)	(5.8)%
b. Interest maintenance reserve	(2,398)	1.3%	9,090	1.1%
c. Reinsurance	156,997	(84.5)%	(6,462)	(0.8)%
d. Reattribution of hedge losses	304,839	(164.0)%	—	—%
e. Change in valuation allowance	305,656	(164.5)%	—	—%
h. Prior year tax	82	—%	—	—%
f. Rate Change	—	—%	503,955	58.8%
i. Other	230	(0.1)%	(1,816)	(0.2)%
Total income tax reported	$696,615	(374.8)%	$755,185	88.0%
Current income taxes incurred	$(32,524)	17.5%	$348,457	40.6%
Change in deferred income tax*	729,139	(392.4)%	406,728	47.4%
Total income tax reported	$696,615	(374.9)%	$755,185	88.0%

* Excluding tax on unrealized gains (losses) and other surplus items

67

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to
U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; and (3) eliminating the net operating loss ("NOL") carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017.

The NAIC SAP Working Group adopted Interpretation ("INT") 18-01, Updated Tax Estimates under the Tax Cuts and Jobs Act. The guidance addresses situations where an insurance company does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under SSAP No. 101 for certain income tax effects of Tax Reform for the reporting period of enactment. The guidance allowed the Company to provide a provisional estimate of the impacts of Tax Reform as of December 31, 2017 and required all accounting impacts to be completed within one year of the enactment date. Changes in the provisional estimate will be recognized as a change in accounting estimate under SSAP No. 3. INT 18-01 also requires the remeasurement of DTAs and DTLs to be allocated to three components of surplus: change in net unrealized capital gain/loss, change in net deferred income tax and change in nonadmitted assets.

In reliance on INT 18-01, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future, resulting in a one-time reduction in its net adjusted gross deferred tax assets of $504.0 as of December 31, 2017. In 2018, the company finalized the impact of Tax Reform with no additional adjustments to income tax expense.

For tax years ending December 31, 2016, December 31, 2017 and May 31, 2018, Voya Financial, Inc. (including the Company) participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. In 2017, the IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2016. Voya Financial, Inc. is under examination for the periods ended December 31, 2017 and May 31, 2018. For the period ending December 31, 2017, Voya Financial, Inc. expects the examination to be finalized within the next twelve months. For tax years after May 31, 2018, the Company will no longer participate in the CAP. Furthermore, the IRS has not indicated whether it intends to examine the Company’s tax year June 1, 2018 - December 31, 2018.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2018 and 2017.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2018.

The Company has no unrecorded tax liability as of December 31, 2018 and December 31, 2017.

68

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Pursuant to the MTA signed by the seller and buyer, the parties agreed that Voya would make an election under Treas. Reg. §1.1502-36(d)(6)(i)(A) and (B) to (i) to reattribute tax attributes except for a certain category and amount of tax attributes. Under the agreement, the buyer may select those particular tax attributes it wishes to not have reattributed. The buyer has until 30 days prior to the due date of the Federal income tax return for taxable year January 1, 2018 - May 31, 2018, which is after issuance of the financial statements, to select the particular tax attributes not reattributed. The Company anticipates that 2018 (a) Federal income taxes incurred,
(b) capital gains tax, and (c) net deferred tax asset (but not admitted net deferred tax asset) reported in these financial statements could vary from those actual amounts once the buyer selects the tax attributes not reattributed.

The Company does not have any transferable or non-transferable tax credits and does not have any nonadmitted state tax credits at December 31, 2018 or 2017.

A reconciliation of the change in the tax contingencies is as follows:

	2018	2017
	(In Thousands)
Balance at beginning of year	$1,900	$1,900
Reduction for tax positions related to prior year	(1,900)	—
Balance at end of year	$—	$1,900

The Company had $0 and $1.9 of tax contingencies as of December 31, 2018 and 2017, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in federal income taxes and federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest as of December 31, 2018 and 2017.

69

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

10.	Investment in Subsidiaries

The Company has one wholly-owned subsidiary as of December 31, 2018, Rocky Range, Inc. ("RR"), an Arizona pure captive insurance company.

On June 1, 2018, Rocky Range received a pre-tax capital contribution from the Company in the amount of $400.2.

Pursuant to SSAP No. 97, Investments in Subsidiary Controlled and Affiliated entities, the Company reports its investment in Rocky Range based on the subsidiary's statutory surplus. The carrying value on the Company's financial statements as of December 31, 2018 is as follows:

December 31 2018
(In Thousands)
Common Stock (cost - $400,250 in 2018 and $0 in 2017)	$1,163,524

Summarized financial information of the Company's subsidiary for the year ended December 31, 2018 is as follows:

December 31 2018
(In Thousands)
Revenues	$605,072
(Loss) Income before net realized gains and losses	(654,065)
Net (loss) income	(654,824)
Admitted assets	4,340,456
Liabilities	3,176,932

The Company received no cash dividends from RR during the year ended December 31, 2018.

70

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

11.	Reinsurance

The Company utilizes reinsurance transactions to reduce its exposure to large losses. The Company bases its selection of a reinsurer on the financial strength of the reinsurer. Reinsurance treaties can be either in the form of ceding or assuming and are structured as monthly or yearly renewable term, coinsurance, modified coinsurance, funds withheld or a combination thereof. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2018	2017
	(In Thousands
Premiums	$18,780,082	$331,636
Benefits paid or provided	1,519,587	1,314,285
Policy and contract liabilities at year end	7,531,567	6,967,617

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $(107.0) and $422.5 for years ended December 31, 2018 and 2017, respectively.

The Company estimates no aggregate reduction in surplus would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2018. The amount estimated for the year ended December 31, 2017 was $263.1.

71

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Reinsurance Transactions

The Company reinsures its previously issued, closed block variable annuity contracts to affiliated reinsurers.

Effective May 31, 2018, and in accordance with the Acquisition described in Note 1, the Company recaptured its variable annuity guaranteed living benefit business previously reinsured to Roaring River II, Inc. ("RRII") Effective June 1, 2018, the Company entered into a reinsurance agreement with RR an Arizona pure captive insurance company which is a wholly-owned subsidiary of the Company. Under this agreement the Company cedes, on a funds withheld coinsurance and modified coinsurance basis, its variable annuity business to RR, which completes its financial statements on a modified U.S. GAAP basis.

The agreement has the economic impact of ceding 100% of the closed block variable annuity contracts previously issued by the Company, which includes contracts with multiple rider guarantees, including minimum accumulation, income, death, and withdrawal benefits policies. Also, as a result of the reinsurance agreement RR can use letters of credit, which would not be admitted assets to the Company, to back some or all of the reserves. Under the terms of the agreement, the Company reinsures to RR on a funds withheld basis, 100% of the general account liabilities of the reinsured policies. The agreement also cedes on a modified coinsurance basis, 100% of the separate account liabilities. Under the modified coinsurance structure the Company retains control and owns all assets contained in the separate account and holds separate account reserves.

The Company also entered into two retrocession agreements with Athene Life Re Ltd., ("ALRe"), a Bermuda reinsurer and wholly owned subsidiary of Athene, and Athene Annuity & Life Assurance Company, ("AADE"), an insurance company organized under the laws of the State of Delaware and an indirect wholly-owned subsidiary of Athene. These two treaties have the impact of ceding 100% of the net liability associated with the GMIB-annuitized contracts from Rocky Range to ALRe and AADE. Under the ALRe retrocession agreement, 80% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to ALRe on a modified coinsurance funds withheld basis. Under the AADE retrocession agreement, 20% of the liability associated with annuitized GMIB contracts is ceded from Rocky Range to AADE on a coinsurance basis. ALRe and AADE are then ultimately liable directly to the Company. All other payout annuities are reinsured at annuitization by RR to the Company, who pays the Company the statutory carrying value of the annuitization reserve at the annuitization date. Any contracts which annuitize or reach withdrawal benefit payout during the reporting period are “paid” by the Company to RR via release of the separate account assets and funds withheld assets backing the general account liability.

72

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The amount of reserves held by RR as of December 31, 2018 was $3.2 billion. The reserving basis is AG43 for all deferred individual and group variable policies with guaranteed benefits. RR maintains a variable annuity hedge program that is designed to mitigate market risk arising primarily from the minimum guarantees within the variable annuity products, whose economic costs are primarily dependent on future equity market returns, interest rate levels, equity volatility levels and policyholder behavior. The hedge target of the variable annuity hedge program is regulatory and rating agency capital and their sensitivities to immediate market movements.

RR is domiciled in the the State of Arizona and under Arizona Insurance Statutes ("ARS") 20-1098.07(A), the Arizona Department of Insurance ("ADOI") permits a regulatory basis of accounting where a captive insurer may use U.S. GAAP or SSAP to prepare financial statement filings. RR has elected the U.S. GAAP basis of accounting. When a captive insurer elects to use U.S. GAAP, however, it is required to follow certain prescribed practices required by the ADOI, as follows:

1)  Reinsurance reserve credits and recoverables are recorded as reductions from gross reserve liabilities, rather than as assets in accordance with U.S. GAAP;
2)  Letters of credit ("LOC") provided as capital funds are recorded as assets and reported at face value;
3)  Surplus notes issued are recorded as surplus items in Shareholder's equity, rather than as a liability in accordance with U.S. GAAP;
4) Fixed assets and prepaid expenses are recorded in Other assets; and
5)  Deferred acquisition costs ("DAC") are recorded as assets, consistent with U.S. GAAP, and are reported in Other assets.

In addition to the above described prescribed practices, RR has been granted approval by the ADOI to apply the following permitted practices:

1)  To make retroactive capital contributions as permitted by SSAP 72, and notify the ADOI prior to posting the receivable, if utilized.
2)  To record future policy benefit reserves assumed under various reinsurance agreements based on SSAP with an offsetting Sundry asset recorded, which is the excess of the SSAP reserve over the U.S. GAAP reserve.
3)  To present the U.S. GAAP deferred gain resulting from its assumption of the business from the Company, net of related federal income taxes, as a separate component of Shareholder's Equity. Amortization of the deferred liability will be recognized as income over the remaining lives of the underlying reinsured contracts, and the related tax impacts on federal income taxes will be included in income tax expense (benefit), in the Statement of Operations.
4)  To hold a receivable in the funds withheld account and modified coinsurance account it establishes for AADE and ALRe, respectively. Since the assets withheld by RR under the two retrocession agreements will be held by VIAC (which is RR's direct parent), RR will continue to take reinsurance reserve credits for the reserves ceded under the two retrocession agreements to the extent the assets are held by VIAC rather than RR.

73

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The reserve credit taken by the Company for variable annuities, as of December 31, 2018 was $3.2 billion. The total amount of collateral supporting the reserve credit taken, as of December 31, 2018, was $4.4 billion.

The table below details the nature and amount of collateral backing the reserve credit taken at December 31, 2018 related to the reinsurance agreement:

Type/Description	Collateral Detail - Basis of Valuation	December 31, 2018
		(In Thousands)
Funds Withheld Trust	Market Value	$3,946,633
Credit for Reinsurance Trust	Market Value	429,374
Miscellaneous Balances	Current Month Payable/(Receivable)	11,753
	Collateral Backing Reserve Credit Taken	$4,387,760

*Letters of credit do not meet the definition of an admitted asset under SSAP No. 4, Assets and Nonadmitted Assets

The Company reinsures 100% of its previously issued, fixed and fixed indexed annuity contracts to affiliated reinsurers.

Effective June 1, 2018, and in accordance with the Acquisition described in Note 1, the Company entered into a reinsurance agreement with ALRe, under which the Company cedes on a modified coinsurance basis an eighty percent (80%) quota share of certain liabilities with respect to certain fixed annuity business of the Company.

Effective June 1, 2018, and in accordance with the Acquisition described in Note 1, the Company entered into a reinsurance agreement with AADE, under which the Company cedes on a coinsurance basis a twenty percent (20%) quota share of certain liabilities with respect to certain fixed annuity business of the Company.

During the year ended December 31, 2018, the Company paid ceding commissions, net of other post-Acquisition reinsurance activity, of $571.2 and $126.6 to ALRe and AADE, respectively. The amount of reserves held as of December 31, 2018 was $13.2 billion and $3.3 billion, to ALRe and AADE, respectively.

The Company reinsures its remaining business to third party reinsurers, in accordance with the Acquisition described in Note 1. Most notable of which was the reinsurance agreement with Reliastar Life Insurance Company, an insurance company organized under the laws of the State of Minnesota and an indirect wholly-owned subsidiary of Voya Financial. Effective April 1, 2018, the Company cedes on a coinsurance and modified coinsurance basis, its traditional individual life insurance, supplemental contracts consisting of life insurance proceeds, and certain deferred annuity and investment-only policies of the Company. The amount of reserves held as of December 31, 2018 was $1.2 billion.

74

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus

Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of the greater of $5.0 or Risk Based Capital ("RBC"). Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer's policyholder surplus as of the preceding December 31; or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. Dividends are paid as determined by the Company's Board of Directors. An extraordinary dividend or distribution cannot be paid without the prior approval of the Iowa Insurance Division. In addition, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

On December 8, 1999, the Company issued an 8.0% surplus note in the amount of $35.0 to First Columbine Life Insurance Company (“First Columbine”), a Colorado corporation and at the time, an affiliate of the Company. The note matures on December 7, 2029. Effective December 31, 2002, First Columbine was merged into Security Life of Denver Insurance Company
(" SLD"), another affiliate at the time of the Company, after approval by the Colorado Department of Insurance. SLD became the holder of the surplus note. As a result of the Acquisition, as described above in Note 1, the surplus note was transferred from SLD to Venerable Holdings on June 1, 2018. For the years ended December 31, 2018 and 2017 interest paid was $2.8 and
$3.5, respectively. The Company paid 8.0% interest on the $35.0 surplus note issued to Venerable Holdings on June 29, 2018. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

Payment of the notes and related accruedinterestis subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner.

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $175.0 to Voya Retirement Insurance and Annuity Company ("VRIAC"), a Connecticut corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. For the year ended December 31, 2018 and 2017, interest paid was $11.1 and $16.7, respectively. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $175.0 to ReliaStar Life Insurance Company (“RLIC”), a Minnesota corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. For the year ended December 31, 2018 and 2017, interest paid was $11.1 and $16.7, respectively. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

75

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

On December 29, 2004, the Company issued a 6.3% surplus note in the amount of $50.0 to Security Life of Denver International Limited ("SLDI"), an Arizona corporation and at the time, an affiliate of the Company. The note matures on December 29, 2034. As a result of the Acquisition, as described above in Note 1, the $50.0 surplus note was transferred from Security Life of Denver International Limited to Venerable Holdings on June 1, 2018. For the year ended December 31, 2018 and 2017, interest paid was $3.2 and $4.8, respectively. The Company paid 6.3% interest on the $50.0 surplus note issued to Venerable Holdings on June 29, 2018. There was an immaterial amount of unapproved interest and/or principal associated with this surplus note as of December 31, 2018 and 2017.

On June 1, 2018, the Company received a capital contribution in the amount of $50.7 from Venerable Holdings.

On May 26, 2017, the Company declared an ordinary dividend in the amount of $278.0 to its then sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., which was paid on June 28, 2017, after providing notice to the Iowa Insurance Division.

On May 31, 2017, the Company declared an extraordinary distribution in the amount of $250.0, subject to receipt of approval by the Iowa Insurance Division, and the condition to such regulatory approval was satisfied in July 2017. On July 5, 2017, as a condition to such regulatory approval, the Company reduced its cash flow testing reserves supporting Closed Block Variable Annuity products by $250.0 and on July 5, 2017, paid the $250.0 extraordinary distribution to its then sole shareholder, Voya Holdings, out of the surplus generated by the cash flow testing reserve release.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

76

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

13.	Fair Values of Financial Instruments

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurancecontractsare taken into considerationin the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100, Fair Value ("SSAP No. 100"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

77

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.70% and 13.89% over the total portfolio. The Company statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

78

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

79

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. The fair value for privately placed bonds and other invested assets are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s Level 3 fair value measurement of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. Price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The Company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stocks: Fair values of publicly traded equity securities are based upon quoted market prices and are classified as Level 1 assets. Fair values of private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts, excluding MVA’s, are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments can include mutual funds, short-term investments and cash, the valuation of which are based upon a quoted market price and are included in Level 1. The underlying investments can also include bonds the valuation of which are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as either Level 2 or Level 3, consistent with the policies described above for fixed maturities.

80

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS which are obtained from third party sources and uploaded into the system. The Company uses OIS  for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain purchased call options that have been classified as Level 3 and are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

81

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2018:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities
pledged	$17,421,952	$17,455,137	$728,197	$16,025,782	$667,973
Preferred stock	123,119	126,210	34,012	7,258	81,849
Common stock	10,400	10,400	—	10,400	—
Mortgage loans	3,857,939	3,818,016	—	—	3,857,939
Contract loans	6,214	6,214	6,214	—	—
Other invested assets	19,946	20,225	—	19,946	—
Cash and short-term investments	1,346,619	1,346,652	1,308,970	30,178	7,471
Derivatives
Credit contracts	(205)	135	—	(205)	—
Equity contracts	977,327	977,327	—	977,327	—
Foreign exchange contracts	1,435	932	—	1,435	—
Interest rate contracts	451,437	451,436	—	451,437	—
Separate account assets*	24,311,152	24,302,420	23,796,805	418,768	95,579
Total assets	$48,527,335	$48,515,104	$25,874,198	$17,942,326	$4,710,811
Liabilities:
Deposit type contracts	$2,663,469	$2,696,185	$—	$—	$2,663,469
Derivatives
Equity contracts	218,682	209,980	8,702	209,980	—
Foreign exchange contracts	402	253	—	402	—
Interest rate contracts	314,951	314,823	—	314,951	—
Borrowed money	10,017	10,014	—	10,017
Total liabilities	$3,207,521	$3,231,255	$8,702	$535,350	$2,663,469

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2018.

82

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2017:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$22,495,897	$21,297,910	$832,354	$21,048,102	$615,441
Preferred stock	105,386	100,798	11,611	—	93,775
Common stock	38,022	38,022	1	34,000	4,021
Mortgage loans	4,280,744	4,278,170	—	—	4,280,744
Contract loans	67,618	67,618	67,618	—	—
Other invested assets	7,631	6,842	—	7,081	550
Cash, cash equivalents and short-term investments	489,751	489,875	282,297	207,454	—
Derivatives
Credit contracts	1,582	728	—	1,582	—
Equity contracts	1,039,820	309,716	19,104	914,784	105,932
Foreign exchange contracts	2	2	—	2	—
Interest rate contracts	511,485	493,966	—	511,485	—
Separate account assets*	29,591,425	29,547,512	28,943,933	537,406	110,086
Total assets	$58,629,363	$56,631,159	$30,156,918	$23,261,896	$5,210,549
Liabilities:
Deposit type contracts	$1,206,168	$1,150,059	$—	$831,838	$374,330
Derivatives
Credit contracts	6,525	6,525	—	6,525	—
Equity contracts	662,066	208,817	1,770	649,509	10,787
Foreign exchange contracts	24,423	17,043	—	24,423	—
Interest rate contracts	107,891	104,145	171	107,720	—
Separate account liabilities*	1,948	1,948	—	1,948	—
Total liabilities	$2,009,021	$1,488,537	$1,941	$1,621,963	$385,117

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any financial instruments for which it was not practicable to estimate fair value as of December 31, 2017.

83

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$—	$1,959	$—	$1,959
Other asset-backed	—	323	—	323
Common stock	—	10,400	—	10,400
Derivatives
Equity contracts	—	977,327	—	977,327
Interest rate contracts	—	451,437	—	451,437
Separate account assets*	23,777,450	—	1,690	23,779,140
Total assets	$23,777,450	$1,441,446	$1,690	$25,220,586
Liabilities:
Derivatives
Equity contracts	$—	$209,980	$—	$209,980
Interest rate contracts	—	314,823	—	314,823
Total liabilities	$—	$524,803	$—	$524,803

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2018. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

84

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US corporate, state & municipal	$—	$—	$—	$—
Foreign	—	—	3,045	3,045
Other asset-backed	—	4,146	—	4,146
Common stock	1	34,000	4,021	38,022
Derivatives
Equity contracts	—	93,168	—	93,168
Foreign exchange contracts	—	2	—	2
Interest rate contracts	—	489,807	—	489,807
Separate account assets*	28,893,838	2,707	1,795	28,898,340
Total assets	$28,893,839	$624,358	$8,861	$29,527,058
Liabilities:
Deposit type contracts	$—	$226,001	$—	$226,001
Derivatives
Credit contracts	—	6,525	—	6,525
Equity contracts	—	94,391	—	94,391
Foreign exchange contracts	—	294	—	294
Interest rate contracts	—	104,145	—	104,145
Separate account liabilities*	—	1,948	—	1,948
Total liabilities	$—	$433,304	$—	$433,304

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2 for additional information.

The Company did not have any security transfers between Level 1 and Level 2 during 2017. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

85

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2018:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$3,045	$—	$(3,045)	$—	$—	$—	$—	$—	$—	$—
Common stock	4,021	3	—	(12)	(35)	—	—	(3,977)	—	—
Derivatives
Equity contracts	—	30,071	—	4,633	(6,972)	—	—	—	(27,732)	—
Separate accounts*	1,795	—	(105)	—	—	—		—	—	1,690
Total	$8,861	$30,074	$(3,150)	$4,621	$(7,007)	$—	$—	$(3,977)	$(27,732)	$1,690

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2018 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The amount reflected above for the transfer into Level 3 for Equity Contracts is due to the Company's change in application of the IAC 191-97 Prescribed Practice, as described in Note 2. These Equity Contracts are Level 3 assets, and financial instruments measured and reported at fair value as of December 31, 2018.

86

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2017:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$251	$20,300	$(251)	$(10,150)	$(7,105)	$—	$—	$—	$—	$3,045
Other asset- backed	945	—	(1,408)	—	—	463	—	—	—	—
Common Stock	1	—	(1)	—	248	3,773	—	—	—	4,021
Separate accounts	—	700	—	(350)	(245)	1,690	—	—	—	1,795
Total	$1,197	$21,000	$(1,660)	$(10,500)	$(7,102)	$5,926	$—	$—	$—	$8,861

* These amounts reflect prescribed or permitted practices that depart from the NAIC Accounting Practices and Procedures Manual, see Note 2, Summary of Significant Accounting Polices for additional information.

Transfers in and out of Level 3 during the year ended December 31, 2017 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

87

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

14.	Commitments and Contingencies

Operating Leases: Following the Acquisition, the Company is party to certain cost-sharing arrangements and service agreements with other affiliated companies. Included in these cost- sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.7 for the seven months ended December 31, 2018 under this cost-sharing methodology.

The following disclosures were applicable prior to the Acquisition,described in Note 1:

•          The Company was party to certain cost-sharing arrangements and service agreements with other affiliated Voya Financial companies. Included in these cost-sharing arrangements is rent expense, which was allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $1.2 and $5.2 for the five months ended May 31, 2018 and for the year ended December 31, 2017, respectively, under this cost-sharing methodology.

•          The Company leased office space under various non-cancellable operating lease agreements which were terminated in 2017, and renewed by a separate affiliate company of Voya Financial. During the year ended December 31, 2017, rent expense totaled $5.0

•          Principal Life Insurance Company ("Principal") entered into a leasing agreement with the Company to sublease approximately 51,200 SF of space in the Des Moines, Iowa office building. The structure of the agreement was as follows: The term commenced on November 1, 2014 and expired on December 15, 2017, with an annual sublease income of $0.9 (average annual). The Company gave the tenant free rent for 4 months (November 1, 2014 through February 28, 2015). This was for Principal to build-out the space. The rent terms were: $17.00 SF growing, $.50 annually, which equates to approximately $2.6 over the term. The Company also paid a leasing commission of $0.2. Principal entered into an additional leasing agreement with the Company to sublease approximately 17,591 SF of space in the Des Moines, Iowa office building. The structure of the agreement was as follows: The term commenced on October 1, 2015 and expired on December 15, 2017, with an annual sublease income of $0.3 (average annual). The Company gave the tenant free rent for 3 months (October 1, 2015 through December 31, 2015). This is for Principal to build-out the space. The rent terms were: $17.50 SF growing, $.50 annually, which equates to approximately $0.6 over the term. The Company also paid a leasing commission of $.04.

•          Cognizant entered into a leasing agreement with the Company to sublease approximately 34,350 SF of usable area in the Des Moines office building. The lease term commenced on August 16, 2012 and expired on December 15, 2017. Under the lease terms, Cognizant paid the Company $0.04 per month in base rent and paid $0.03 per month in operating expenses in 2017. They also leased an additional 2,806 SF with an original expiration date on June 30, 2014. This term automatically extended for an additional 6 months and expired on July 1, 2017.

88

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

For the 2,806 SF space, the annual base rent was $0.04 and the 2017 annual operating expense payments was $0.03.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $45.7 and $289.5 at December 31, 2018 and 2017, respectively. The Company is also committed to provide additional capital contributions to partnerships of $203.1 and $312.3 at December 31, 2018 and 2017, respectively.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

89

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

As a result of the Acquisition discussed in Note 1, the rating agencies no longer provide their specific views of the Company's financial strength by way of a rating action.

90

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

15.	Financing Agreements

The Company was a party to a reciprocal loan agreement with Voya Financial, Inc. pursuant to which the Company and Voya Financial, Inc. could lend to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding (the “Prior RLA”). Effective upon the closing of the Acquisition, the Prior RLA was terminated and all amounts due to\from the Company were settled.

Effective June 1, 2018 the Company entered into a reciprocal loan agreement with Venerable Holdings to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires June 1, 2028, the Company and Venerable Holdings can lend funds to or borrow from each other up to 3% of the Company’s admitted assets excluding separate accounts as of the 31st day of December next preceding. Under this agreement, the Company received interest income of $0.1 for the year ended December 31, 2018, and under the previous agreement, received interest income of $1.5 for the year ended December 31, 2017. The Company incurred no interest expense in 2018 and minimal interest expense in 2017. As of December 31, 2018, the Company had a $15.0 receivable balance with Venerable Holdings, Inc under the reciprocal loan agreement.

91

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transaction

The Company has entered into various management and services contracts and cost sharing arrangements with other affiliated Venerable Holdings companies which are allocated among companies in accordance with systematic cost allocation methods. Prior to the Acquisition described in Note 1, various management and services contracts and cost sharing arrangements included affiliates of Voya Financial, Inc companies, that were also allocated among companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: Prior to the Acquisition, the Company was party to an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $22.4 and $56.8, respectively.

Prior to the Acquisition, the Company was party to an intercompany agreement with VIM pursuant to which VIM agreed to pay the Company on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the periods ended May 31, 2018 and December 31, and 2017, revenue under this agreement was $33.3 and
$70.7, respectively.

Effective June 1, 2018 the Company entered into an investment advisory agreement with Athene Asset Management LLC ("AAM") under which AAM provides the Company with investment management services. For the seven months ending December 31, 2018, expenses were incurred in the amount of $24.3 related to this agreement.

Service Agreements: Prior to the Acquisition, the Company was party to an inter-insurer services agreement with its then U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $5.0 and $20.1, respectively.

Prior to the Acquisition, the Company was party to a services agreement with Voya Services Company whereby Voya Services Company provided certain administrative, management, professional, advisory, consulting and other services to the Company. For the periods ended May 31, 2018 and December 31, 2017, expenses were incurred in the amounts of $48.8 and $131.5, respectively.
92

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

Effective June 1, 2018 the Company has entered into an inter-company agreement with its affiliates whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. Management and service contracts and all cost-sharing arrangements are allocated among companies in accordance with systematic cost allocation methods. For the seven months ending December 31, 2018, expenses were incurred in the amounts of $29.5.

Under an arms-length pricing agreement, the Company receives a monthly fee from DSL based on annual contractual rates by fund. This fee is calculated as a percentage of average assets in the variable separate accounts. In addition, through April 30, 2017, DSL served as investment adviser to certain U.S. registered investment companies that were investment options under certain of the Company's variable insurance products, and accordingly, paid the Company a portion of the revenues earned. Revenue earned by the Company under these arrangements were
$60.2 and $80.4 for the years ended December 31, 2018 and 2017, respectively.

The Company has entered into an underwriting and distribution agreement with DSL, whereby DSL serves as the principal underwriter for annuity contracts issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's annuity contracts and appoint representatives of the broker-dealers as agents. For the periods ended December 31, 2018 and 2017, commissions were incurred in the amounts of $153.9 and $167.6, respectively.

See Note 10 regarding reinsurance agreements with related parties.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

Prior to the Acquisition, the Company had also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that were parties to the agreement. The state tax agreement applied to situations in which Voya Financial, Inc. and all or some of the subsidiaries joined in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Effective June 1, 2018, the Company is not a party to any state tax sharing agreement, and is currently not required to file any state or local taxes.
93

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

17.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium- based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $0.1 and $0.3 as of December 31, 2018 and 2017, respectively, and is reflected in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.7 and $1.0 as of December 31, 2018 and 2017, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets are expected to be realized and the additional industry support is expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R").

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2018	2017
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$1,042	$1,329
Decreases current year:
Premium tax offset applied	56	—
Changes in premium tax offset capacity/other adjustments	303	313
Increases current year:
Creditable assessments remitted	57	26
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the year	$740	$1,042

94

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2018:

Discount Rate Applied          4.25%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Dollars)
Penn Treaty	$222	$142	$212	$136
ANIC	25	11	24	10

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty	50	0-68	11	44	0-20	6
ANIC	50	0-68	14	44	0-20	6

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2017:

Discount Rate Applied          4.25%

The undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency:

	Guaranty Fund Assessment		Related Assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
(In Thousands)
Penn Treaty	$1	$—	$1	$—
ANIC	—	—	—	—

Number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency:

	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty	50	0-69	11	44	0-20	6
ANIC	50	0-69	14	44	0-20	6

95

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

18.	Subsequent Events

The Company is not aware of any events occurring subsequent to December 31, 2018 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2018 through April 12, 2019, the date the statutory financial statements were available to be issued.

96

VOYA INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018

(Dollar amounts in millions, unless otherwise stated)

19.	Reconciliation to Statutory Annual Statement

During the preparation of the accompanying statutory-basis financial statement for the year ended December 31, 2018, the Company concluded an adjustment was necessary regarding the taxes between VIAC and Rocky Range, its newly formed subsidiary. It was determined that a receivable from its subsidiary, for its portion of the consolidated tax payable, should have been reflected in the Company’s Statutory Annual Statement pursuant to a tax sharing agreement (note 16). This receivable and the corresponding impacts related to the value in the subsidiary are reflected in the accompanying financial statements as of December 31, 2018. Areconciliation of the amounts previously reported in the Company’s Statutory Annual Statement as filed with the Iowa Insurance Division for the year ended December 31, 2018, to those reported in the accompanying financial statement is as follows:

	Annual Statement	Adjustments	Accompanying Financial Statements
	(In Thousands)
Balance Sheet
Assets:
Investment in and advances to subsidiaries	$1,212,520	$(48,996)	$1,163,524
Indebtedness from related	9,267	71,661	80,928
parties	1,221,787	22,665	1,244,452
Liabilities:
Asset valuation reserve	243,238	(7,839)	235,399
Capital and surplus:
Unassigned surplus	543,231	30,504	573,735
Statement of Operations
Net Investment income	1,296,774	32,407	1,329,181
Federal income tax expense	95,464	(39,254)	56,210
Net (loss) income	$(224,972)	$71,661	$(153,311)

97

Supplementary Information

98

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder
Voya Insurance and Annuity Company

We have audited, in accordance with auditing standards generally accepted in the United States, the statutory-basis financial statements of Voya Insurance and Annuity Company for the years ended December 31, 2018 and 2017, and have issued an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Iowa Insurance Division thereon dated April 12, 2019. Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Philadelphia, PA
April 12, 2019

99

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Investment Income Earned:
U.S. government bonds	$16,566
Other bonds (unaffiliated)	822,957
Preferred stocks (unaffiliated)	4,997
Common stocks (unaffiliated)	2,259
Common stocks of affiliates	32,407
Mortgage loans	169,142
Real estate	1,847
Contract loans	1,287
Cash on hand and on deposit	3,760
Short-term investments	4,034
Other invested assets	20,073
Derivative instruments	314,725
Aggregate write-ins for investment income	1,434
Gross investment income	$1,395,488
Real estate owned (book value less encumbrances)	$—
Mortgage Loans (Book Value):
Commercial mortgages	$3,818,016
Total mortgage loans	$3,818,016
Mortgage Loans by Standing (Book Value):
Good standing	$3,818,016
Total mortgage loans by standing	$3,818,016
Other long-term assets (statement value)	$289,365
Contract loans	$6,214
Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$9,205
Common Stock	1,163,524
Total Bonds and Stocks of Parents, Subsidiaries and Affiliates	$1,172,729

100

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$1,104,462
Over 1 year through 5 years	4,000,675
Over 5 years through 10 years	7,268,916
Over 10 years through 20 years	3,093,691
Over 20 years	2,711,212
Total by maturity	$18,178,956
Bonds and Short-term Investments by NAIC Designation (Statement Value): NAIC 1	$9,251,125
NAIC 2	8,118,653
NAIC 3	636,424
NAIC 4	138,066
NAIC 5	20,152
NAIC 6	14,536
Total by NAIC Designation	$18,178,956
Total bonds and short-term investments publicly traded	$8,931,089
Total bonds and short-term investments privately placed	$9,247,867
Preferred stocks (statement value)	$126,210
Common stocks, including subsidiaries (market value)	$1,173,924
Short-term investments (book value)	$22,676
Cash equivalents	$701,143
Financial options owned (statement value)	$922,526
Financial options written and in force (statement value)	$(209,176)
Financial collar, swap and forward agreements open (statement value)	$191,424
Financial futures contracts open (current value)	$—
Cash on deposit	$757,509
Life Insurance in Force:
Ordinary	$2,468,687
Group life	$84,814
Amount of accidental death insurance in force under ordinary policies	$54,682

101

VOYA INSURANCE AND ANNUITY COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2018
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$93,740
Group life	$—
Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$—
Income payable	$247,267
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$212,738
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Annuities:
Ordinary:
Immediate-amount of income payable	$29,904
Deferred-fully paid account balance	$14,004,376
Deferred-not fully paid account balance	$7,780,571
Group:
Amount of income payable	$11
Fully paid account balance	$14,506,705
Not fully paid account balance	$177,521
Accident and Health Insurance Premiums in Force:
Ordinary	$63
Group	$—
Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$—
Dividend accumulations-account balance	$—

102

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

I.	Investment Risk Interrogatories

The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2018 is $26.5 billion.

1.
Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

	Issuer	Investment Category	Amount	Percentage of Total Admitted Assets*
i.	ROCKY RANGE INC	COMMON STOCK	$1,163,524	4.4%
ii.	MARS INC	BONDS	116,039	0.4
iii.	H&R NNN Pool 3	CMTG	98,276	0.4
iv.	BANK OF AMERICA CORP	BONDS	85,081	0.3
v.	AT&T INC	BONDS	74,951	0.3
vi.	VANDERBILT UNIVERSITY TRADEMARK ROYALTY MONETIZATION VUMC_18-1A	BONDS	73,700	0.3
vii.	WASTE CONNECTIONS US INC	BONDS	73,288	0.3
viii.	VERIZON COMMUNICATIONS INC	BONDS	72,120	0.3
ix.	HSBC HOLDINGS PLC	BONDS	68,952	0.3
x.	CASEYS GENERAL STORES INC	BONDS	67,824	0.3

2.	The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designating at December 31, 2018, are:

Bonds			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$9,251,125	34.9%	P/RP-1	$90,218	0.3%
NAIC-2	8,118,653	30.6	P/RP-2	30,992	0.1
NAIC-3	636,424	2.4	P/RP-3	5,000	0.0
NAIC-4	138,066	0.5	P/RP-4	—	—
NAIC-5	20,152	0.1	P/RP-5	—	—
NAIC-6	14,536	0.1	P/RP-6	—	—
	$18,178,956			$126,210

* Excludes separate accounts

103

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

3.
Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding
(ii) Canadian investments of $563.2 million which includes unhedged currency exposure of $0 million as of December 31, 2018):

a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries rated NAIC-1	$4,636,216	17.5%
ii.	Countries rated NAIC-2	381,908	1.4
iii.	Countries rated NAIC-3 or below	125,965	0.5

b.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Rated NAIC-1:
	Country: CAYMAN ISLANDS	$1,149,637	4.3%
	Country: UNITED KINGDOM	1,029,751	3.9
ii.	Countries Rated NAIC-2:
	Country: MEXICO	99,459	0.4
	Country: ITALY	70,063	0.3
iii.	Countries Rated NAIC-3 or Below:
	Country: SOUTH AFRICA	36,476	0.1
	Country: TURKEY	31,337	0.1

c.	Aggregate unhedged foreign currency exposure: Not applicable.

d.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designating: Not applicable.

e.	The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating: Not applicable.

* Excludes separate accounts

104

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

f.	The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Rating	Amount	Percentage of Total Admitted Assets*
i.	HSBC HOLDINGS PLC	1	$68,952	0.3%
ii.	ESSILORLUXOTTICA SA	1	57,880	0.2
iii.	SAGE GROUP PLC	2	57,867	0.2
iv.	COOPERATIEVE RABOBANK UA	1	56,385	0.2
v.	VECTOR LTD	2	56,000	0.2
vi.	TRITON CONTAINER INTERNATIONAL LTD	2	48,993	0.2
vii.	STAR ENTERTAINMENT FINANCE LTD	2	47,122	0.2
viii.	TOTAL CAPITAL SA	1	44,968	0.2
ix.	VICAT SA	2	43,200	0.2
x.	INFORMA PLC	2	43,000	0.2

4.	Assets held in Canadian investments are less than 2.5% of the Company’s total assets.

		Amount	Percentage of Total Admitted Assets*
i.	Total admitted assets held in Canadian investments	$—	—%
ii.	Canadian-currency-denominated investments	—	—
iii.	Canadian-denominated insurance liabilities	—	—
iv.	Unhedged Canadian currency exposure	—	—

5.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.	Assets held in equity interests are less than 2.5% of the Company’s total assets.

		Amount	Percentage of Total Admitted Assets*
i.	ROCKY RANGE INC	$1,163,524	4.4%
ii.	NNN INVESTOR 1 LP	33,291	0.1
iii	DNP SELECT INCOME FUND INC	25,993	0.1
iv.	KAYNE ANDERSON KYN FUND	22,550	0.1
v.	PRAEDIUM MULTIFAMILY VALUE FUND IX	18,626	0.1
vi.	CRAYHILL PRINCIPAL STRATEGIES FUND	15,931	0.1
vii.	GRIFFIS PREMIUM APARTMENT FUND IV	15,723	0.1
viii.	INTEGRYS HOLDING INC	13,187	—%
ix.	VISTA EQUITY PARTNERS FUND VI LP	11,241	—%
x.	CASTLELAKE AVIATION III LP	11,110	—%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

* Excludes separate accounts
105

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

8.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

9.	With respect to mortgage loans, the Company’s total admitted assets are as follows:

a.	The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Type/Property	Amount	Percentage of Total Admitted Assets*
i.	H&R NNN Pool 3	$98,276	0.4%
ii.	Twin Spans Business Park, LLC	51,727	0.2
iii.	HPA BORROWER 2018-1 MS LLC	44,357	0.2
iv.	Golden Triangle Industrial Park, LLC	42,000	0.2
v.	Fontainebleau Miami Mezz Borrower, LLC	40,000	0.2
vi.	TR Deerfield Office LLC	39,000	0.1
vii.	Six SAC Self-Storage Corporation	38,102	0.1
viii.	Palm Springs Mile Associates, Ltd	36,100	0.1
ix.	Glacier C Mezz A LLC	34,916	0.1
x.	PHOENIX RS ONE, LLC	34,408	0.1

b.	The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2018:

		Amount	Percentage of Total Admitted Assets*
i.	Construction loans	$32,737	0.1%
ii.	Mortgage loans over 90 days past due	—	—
iii.	Mortgage loans in the process of foreclosure	—	—
iv.	Mortgage loans foreclosed	—	—
v.	Restructured mortgage loans	—	—

* Excludes separate accounts

106

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

c.	Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2018:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	10,151	0.0	—	—
iv.	71% to 80%	—	—	292,252	1.1	—	—
v.	below 70%	—	—	3,515,613	13.3	—	—
		$—		$3,818,016		$—

10.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate are less than 2.5% of the Company’s total admitted assets.

11.	The Company’s total admitted assets subject to the following types of agreements as of December 31, 2018:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$382,476	$—	$—
ii.	Repurchase agreements	—	—	—	—	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—
v.	Dollar reverse repurchase agreements	—	—	—	—	—

12.	Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2018:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$922,526	3.5%	$(209,176)	(0.8)%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

* Excludes separate accounts

107

VOYA INSURANCE AND ANNUITY COMPANY
Investment Risk Interrogatories
December 31, 2018
(In Thousands)

13.	The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2018:

				Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$388,323	1.5%	$360,590	$327,341	$349,152
ii.	Income Generation	—	—	—	—	—
iii.	Replications	25,000	0.1	50,000	—	—
iv.	Other	—	—	—	—	—

14.	The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2018:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$72,989	0.3%	$284,523	$55,800	$54,396
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

* Excludes separate accounts

108

VOYA INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2018
(In Thousands)

II.	Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Bonds:
U.S. Treasury securities	$720,039	2.8%	$720,039	$—	$720,039	2.8%
U.S. government agency obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	—	—	—	—	—	—
Issued by U.S. government sponsored agencies	25,216	0.1	25,216	—	25,216	0.1
Non-U.S. government (including Canada, excluding mortgage-backed securities)	264,889	1.0	264,889	—	264,889	1.0
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
State, territories and possessions general obligations	178,507	0.7	178,507	—	178,507	0.7
Political subdivisions of states, territories and possessions and political subdivisions general obligations	207,024	0.8	207,024	—	207,024	0.8
Revenue and assessment obligations	13,634	0.1	13,634	—	13,634	0.1
Industrial development and similar obligations	—	—	—	—	—	—
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	2,924	0.0	2,924	—	2,924	0.0
Issued or guaranteed by FNMA and FHLMC	8,758	0.0	8,758	—	8,758	0.0
All other	—	—	—	—	—	—
CMO's and REMIC's:
Issued or guaranteed by GNMA, FNMA, or VA	820,044	3.2	820,044	—	820,044	3.2
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by GNMA, FNMA, FHLMC OR VA	—	—	—	—	—	0.0
All other	1,394,758	5.4	1,394,758	—	1,394,758	5.4
Other debt and other fixed income securities (excluding short-term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	8,505,300	33.0	8,505,300	—	8,505,300	33.0
Unaffiliated non-U.S. securities (including Canada)	5,304,839	20.6	5,304,839	—	5,304,839	20.6
Affiliated securities	9,205	0.0	9,205	—	9,205	0.0

* Excludes separate accounts

109

VOYA INSURANCE AND ANNUITY COMPANY
Summary Investment Schedule
December 31, 2018
(In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Equity interests:
Investments in mutual funds	$—	—%	$—	$—	$—	—%
Preferred stocks:
Affiliated	—	—	—	—	—	—
Unaffiliated	126,210	0.5	126,210	—	126,210	0.5
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Other equity securities:	1,163,524	4.5	1,163,524	—	1,163,524	4.5
Affiliated	10,400	0.0	10,400	—	10,400	0.0
Unaffiliated	—	—	—	—	—	—
Other equity interests including tangible personal property under lease:
Affiliated	—	—	—	—	—	—
Unaffiliated	—	—	—	—	—	—
Mortgage Loans:
Construction and land development	32,737	0.1	32,737	—	32,737	0.1
Agricultural	—	—	—	—	—	—
Single family residential properties	—	—	—	—	—	—
Multifamily residential properties	823,516	3.2	823,516	—	823,516	3.2
Commercial loans	2,961,763	11.6	2,961,763	—	2,961,763	11.6
Real estate investments:
Property occupied by company	—	—	—	—	—	—
Property held for production of income	—	—	—	—	—	—
Property held for sale	—	—	—	—	—	—
Contract loans	6,214	0.0	6,214	—	6,214	0.0
Derivatives	1,429,830	5.6	1,429,830	—	1,429,830	5.6
Receivables for securities	4,817	0.0	4,817	—	4,817	0.0
Securities lending	—	—	—	XXX	XXX	XXX
Cash and short term investments	1,481,328	5.7	1,481,328	—	1,481,328	5.7
Write-ins for invested assets	289,502	1.1	289,502	—	289,502	1.1
Total invested assets	25,784,978	100.0%	$25,784,978	$—	$25,784,978	100.0%

* Excludes separate accounts

110

VOYA INSURANCE AND ANNUITY COMPANY
Note to Supplementary Information
December 31, 2018

1.	Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2018 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company's 2018 Statutory Annual Statement as filed with the Iowa Insurance Division.
111

Part C
OTHER INFORMATION

Item 24	Financial Statements and Exhibits

(a)		Financial Statements
Included in Part A: Condensed Financial Information
Included in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2018
		-	Statements of Operations for the year ended December 31, 2018
		-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Auditors
		-	Balance Sheets – as of December 31, 2018 and 2017
		-	Statements of Operations – for the years ended December 31, 2018 and 2017
		-	Statements of Changes in Capital and Surplus – for the years ended December 31, 2018 and 2017
		-	Statements of Cash Flows – for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable

	(3)	(a)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

(c)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(d)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

		(e)	Form of Amendment to Master Selling Agreement effective June 1, 2018.
		(f)	Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents.

	(4)	(a)
Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)
Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(c)
Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(d)
Surrender Charge Reduction Endorsement (IU-RA-3042). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(e)
Premium Credit Rider 2% (IU-RA-3043). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(f)
Premium Credit Rider 4% (IU-RA-3044). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(g)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(h)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(i)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 5, 2005; File No. 333-28755.)

(j)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(k)
Individual Retirement Annuity Rider (GA-RA-1009) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(l)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(m)
Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-1044-3) (01-02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(n)
Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit) (GA-RA-1044-2) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(o)
Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-1044-4) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(p)
TSA without Loans 403(b) Rider (GA-RA-1039). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 16, 2003; File No. 033-59261.)

(q)
Section 72 Rider (GA-RA-1001) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(r)
Section 72 Rider (GA-RA-1002) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(s)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(t)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(u)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(v)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(w)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(x)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078).  (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(y)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(z)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(aa)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 15, 2015; File No. 333-28679.)

(bb)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(cc)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

	(dd)	Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017).

(5)	(a)
Application (138187) (08/07/06). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)
Variable Annuity Application (138311) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(c)
Variable Annuity Application (139859) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(d)
Deferred Variable Annuity Application (151286) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(e)
Deferred Variable Annuity Application (151282) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(6)	(a)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(e)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

	(h)	Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018.
	(i)	Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018.
	(j)	Board Resolutions to Amend Articles and Bylaws to Change Company’s Name.

(7)	Not Applicable

(8)	(a)	(1)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

		(2)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

		(3)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

	(4)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

	(5)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

	(6)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

	(7)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

	(8)	Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC.
	(9)	Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018.
	(10)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018.

(b)	(1)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

	(2)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

	(3)	Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC.
(c)	(1)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds.

(3) Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company.
(4) Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC.
(d) (1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Patrick Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President and Chief Executive Officer
David Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Financial Officer, Appointed Actuary
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operating Officer
Thomas Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer, Corporate Secretary
Heather Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Lindsey Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Implementation Officer
Gregory Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Accounting Officer, Assistant Treasurer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President and Chief Compliance Officer
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Dawn Peck, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, west Chester, PA 19380	Vice President and Assistant Secretary
Kelly Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Timothy Henry, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Senior Insurance Portfolio Manager
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.	The depositor, Voya Insurance and Annuity Company, is a wholly-owned subsidiary of Venerable Holdings, Inc.
2.	Venerable Holdings, Inc. is a wholly-owned subsidiary of VA Capital Company LLC.
3.	As of June 1, 2018, VA Capital Company is principally owned by the following entities:
•	Apollo Principal Holdings I, L.P.
Jurisdiction – Delaware
Percentage Holdings – 22.9%
•	Athene Life Re Ltd
Jurisdiction - Bermuda
Percentage Holdings – 21.4%
•	Crestview Indigo III Holdings, L.P.
Jurisdiction – Delaware
Percentage Holdings – 21.8%
•	Reverence Capital Partners Opportunities Fund II, L.P.
Jurisdiction – Delaware
Percentage Holdings – 16.0%
•	Voya Financial, Inc.
Jurisdiction – Delaware
Percentage Holdings – 9.9%

Item 27	Number of Contract Owners

As of February 28, 2019, there were 4,820 qualified Contract Owners and 3,047 nonqualified Contract Owners in the Architect® Variable Annuity Contract.

Item 28	Indemnification

Voya Insurance and Annuity Company (the “Company”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 28 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and the principal underwriter. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of VA Capital and/or its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institutional Bond.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)	Directed Services, LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B EQ, U and the Alger Separate Account A.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services, LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Patrick Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, President and Chief Executive Officer
David Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director and Executive Vice President
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President and Assistant Secretary
Gregory Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Treasurer
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

(c)	Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2017 Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services, LLC	$153,949,046	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942 and 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380.

Item 31	Management Services

None.

Item 32	Undertakings

•
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

•
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

•	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

•	The account meets the definition of a “separate account” under federal securities laws.
•
Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Voya Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Voya Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-133944) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 16th day of April, 2019.

SEPARATE ACCOUNT B
(Registrant)
By:	VOYA INSURANCE AND ANNUITY COMPANY
(Depositor)

By:	Patrick D. Lusk*
Patrick D. Lusk President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg		April 16, 2019

Susan L. Gooding*	Director
Susan L. Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Romando*	Director
Brenna Romando

Ned Sadaka*	Director
Ned Sadaka

Valay H. Shah*	Director
Valay H. Shah

Howard L. Shecter*	Director
Howard L. Shecter

By: /s/ J. Neil McMurdie
*Attorney-in-Fact

*	Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit
24(b)(3)(e)	Form of Amendment to Master Selling Agreement effective June 1, 2018.

24(b)(3)(f)	Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents.

24(b)(6)(h)	Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018.

24(b)(6)(i)	Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018.

24(b)(6)(j)	Board Resolutions to Amend Articles and Bylaws to Change Company’s Name.

24(b)(8)(a)(8)	Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC.

24(b)(8)(a)(9)	Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018.

24(b)(8)(a)(10)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018.

24(b)(8)(b)(3)	Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC.

24(b)(8)(c)(2)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds.

24(b)(8)(c)(3)	Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company.

24(b)(8)(c)(4)	Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC.

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney